Exception Grades
Run Date - 8/10/2026 10:53:27 AM

Exception Grades
Run Date - 8/10/2026 10:53:27 AM
SitusAMC Loan ID                  Customer Loan ID  Seller Loan ID  Investor Loan Number  Unique Loan ID  Loan Exception ID  Exception ID  Exception Date  Exception Type  Exception Category                 Exception Subcategory                     15E Category                                                                      Exception                                                                         Exception Detail                                                                  Exception Information                                                             Compensating Factors                                                              Compensating Factor Information                                                   Applying Party                                                                    Follow-up Comments                                                                Cleared Date         Cured Date           Waived Date          Waived with Regrade  Exception Level Grade  Kroll Initial Exception Rating  Kroll Final Exception Rating  Note Date  Property State  Occupancy    Purpose                                  Exception Remediation                                                             Originator QM ATR Status  TPR QM ATR Status  Is Curable
[redacted]                        [redacted]        [redacted]      [redacted]            29677534        27001485                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Lookback period on Note states value of Index on the last day of the prior        Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2022-10-24): XXXXX                                                                                        2022-10-24 10:40:29  Yes                  2                      C                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              month. Guidelines require a 45 day lookback period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower's monthly mortgage payment has decreased by at least 20%.                                                                                                  SitusAMC
[redacted]                        [redacted]        [redacted]      [redacted]            22019970        28308026                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not      Disaster Name: ___                                                                The property is located in FEMA Disaster area. Provide a post-disaster            Property not inspected post FEMA declared disaster, but property is not located   Photo only exterior inspection of subject property was provided verifying it was  SitusAMC                                                                          Reviewer Comment (2023-04-25): XXXXX                                                                                        2023-04-25 14:39:37  Yes                  2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                   Disaster Declaration Date: ___                                                    inspection verifying there was no damage. The inspection must include exterior    near the declared disaster area.                                                  undamaged.
                                                                                                                                                                                                                                                                                                                                                                                                                            Disaster End Date: ___                                                            photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Reviewer Comment (2023-04-19): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2023-04-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22019970        28308656                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insurance address does not match Note address.                                                                                                                      Subject address is XXXXX. Insurance document reflects XXXXX. Lender to provide                                                                                                                                                                                                                                                          Reviewer Comment (2023-04-19): XXXXX                                              2023-04-19 16:11:27                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              corrected document reflecting subject address.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2023-04-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22019970        28308661                                         Credit          System                             General                                   Appraisal Reconciliation                                                          Valuation address does not match Note address.                                    -                                                                                 Subject address is XXXXX.AVM document reflects XXXXX. Lender to provide                                                                                                                                                                                                                                                                 Reviewer Comment (2023-04-19): XXXXX                                              2023-04-19 16:11:32                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              corrected document reflecting subject address.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2023-04-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22019970        28308853                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Initial Rate Lock Date is not provided in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2023-04-19): XXXXX                                                                                        2023-04-19 16:47:46  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
[redacted]                        [redacted]        [redacted]      [redacted]            22019970        28309142                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Lookback period on Note states value of Index on the first business day of the    Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC                                                                          Reviewer Comment (2023-04-17): XXXXX                                                                                        2023-04-17 12:54:20  Yes                  2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calendar month. Guidelines require lookback period to be index value identified on the last day of prior month (calendar method).
[redacted]                        [redacted]        [redacted]      [redacted]            27327805        28525536                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not      Disaster Name: ___                                                                The property is located in FEMA Disaster area. Provide a post-disaster            Property not inspected post FEMA declared disaster, but property is not located   Client elects to waive.                                                           SitusAMC,Aggregator                                                               Reviewer Comment (2023-06-06): XXXXX                                                                                        2023-06-06 14:35:10  Yes                  2                      C                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                   Disaster Declaration Date: ___                                                    inspection verifying there was no damage. The inspection must include exterior    near the declared disaster area.
                                                                                                                                                                                                                                                                                                                                                                                                                            Disaster End Date: ___                                                            photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Reviewer Comment (2023-06-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2023-06-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27327805        28525572                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Lookback period on Note states value of Index on the first business day of the    Borrower has owned the subject property for at least 5 years.                     8 years in subject property                                                       Aggregator,SitusAMC                                                               Reviewer Comment (2023-06-01): XXXXX                                                                                        2023-06-01 16:24:51  Yes                  2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calendar month. Guidelines require lookback period to be index value identified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              on the last day of prior month (calendar method).                                 Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The refinance has decreased the borrower's monthly debt payments by 20% or more.                                                                                    SitusAMC
[redacted]                        [redacted]        [redacted]      [redacted]            27327805        28525581                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   The file was missing a copy of Rate lock document.                                                                                                                                                                                                                                                                                      Reviewer Comment (2023-06-07): XXXXX                                                                                        2023-06-07 13:09:44  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
[redacted]                        [redacted]        [redacted]      [redacted]            27327805        28525583                                         Credit          Loan Package Documentation         Application / Processing                  Missing Document                                                                  Missing Document: Approval not provided                                                                                                                             A loan approval was not provided in the file. Please provide a document                                                                                                                                                                                                                                                                 Reviewer Comment (2023-06-05): XXXXX                                              2023-06-05 18:11:46                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              reflecting the loan was approved and the terms of the approval (LTV, DTI, FICO, etc.).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2023-06-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27327805        28527012                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Calculated investor qualifying total debt ratio of 44.94313% exceeds Guideline    Borrower has owned the subject property for at least 5 years.                     8 years in subject property                                                       Aggregator,SitusAMC                                                               Reviewer Comment (2023-06-26): XXXXX                                                                                        2023-06-26 16:24:31  Yes                  2                      C                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                total debt ratio of 43.00000%. Lender excluded Navy Federal CU installment debt, however documentation supporting omission of debt from DTI was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2023-06-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2023-06-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2023-06-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25001996        29022160                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not      Disaster Name: ___                                                                The property is located in FEMA Disaster area. Provide a post-disaster            Property not inspected post FEMA declared disaster, but property is not located   1st lien note date > FEMA disaster date. Borrower acquired financing for the   SitusAMC                                                                          Reviewer Comment (2023-09-12): XXXXX                                                                                        2023-09-12 11:37:21  Yes                  2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                   Disaster Declaration Date: ___                                                    inspection verifying there was no damage. The inspection must include exterior    near the declared disaster area.                                                  property after FEMA disaster incident date. Loan is 2nd lien.
                                                                                                                                                                                                                                                                                                                                                                                                                            Disaster End Date: ___                                                            photos and the property must be re-inspected on or after XX/XX/XX declared end date.
[redacted]                        [redacted]        [redacted]      [redacted]            20315422        29061535                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Lookback period on Note states value of Index on the first business day of the    Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC                                                                          Reviewer Comment (2023-09-26): XXXXX                                                                                        2023-09-26 15:42:16  Yes                  2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calendar month. Guidelines require lookback period to be index value identified on the last day of prior month (calendar method).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2023-09-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20315422        29063487                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not      Disaster Name: ___                                                                The property is located in FEMA Disaster area. Provide a post-disaster            Property not inspected post FEMA declared disaster, but property is not located   1st lien note date > FEMA disaster date. Borrower acquired financing for the   SitusAMC,Aggregator                                                               Reviewer Comment (2023-09-21): XXXXX                                                                                        2023-09-21 15:04:21  Yes                  2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                   Disaster Declaration Date: ___                                                    inspection verifying there was no damage. The inspection must include exterior    near the declared disaster area.                                                  property after FEMA disaster incident date. Loan is 2nd lien.
                                                                                                                                                                                                                                                                                                                                                                                                                            Disaster End Date: ___                                                            photos and the property must be re-inspected on or after XX/XX/XX declared end date.
[redacted]                        [redacted]        [redacted]      [redacted]            20315422        29083579                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Missing rate lock.                                                                                                                                                                                                                                                                                                                                                                                                                                                  2023-09-21 15:07:17  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
[redacted]                        [redacted]        [redacted]      [redacted]            26150390        29281729                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not      Disaster Name: ___                                                                The property is located in FEMA Disaster area. Provide a post-disaster            Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2023-10-23): XXXXX                                                                                        2023-10-23 18:07:29  Yes                  2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                   Disaster Declaration Date: ___                                                    inspection verifying there was no damage. The inspection must include exterior
                                                                                                                                                                                                                                                                                                                                                                                                                            Disaster End Date: ___                                                            photos and the property must be re-inspected on or after XX/XX/XX declared end    Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC
[redacted]                        [redacted]        [redacted]      [redacted]            26150390        29281752                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   The file was missing a copy of Rate lock document.                                                                                                                                                                                                                                                                                                                                                                                                                  2023-10-20 06:19:53  No                   2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
[redacted]                        [redacted]        [redacted]      [redacted]            26150390        29281753                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Lookback period on Note states value of Index on the first business day of the    Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2023-10-23): XXXXX                                                                                        2023-10-23 18:08:13  Yes                  2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calendar month. Guidelines require lookback period to be index value identified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              on the last day of prior month (calendar method).                                 Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC
[redacted]                        [redacted]        [redacted]      [redacted]            23507444        29713108                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2023-12-28 07:07:59  No                   1                                                                                               AZ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            23507444        29713118                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $2,249.60 Provide updated policy reflecting                                                                                                                                                                                                                                                             Reviewer Comment (2024-01-03): XXXXX                                              2024-01-03 14:37:43                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-01-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25552013        29699548                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2023-12-22 09:01:43  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            27762737        30083398                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2024-03-04 06:26:23  No                   1                                                                                               MI              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53
[redacted]                        [redacted]        [redacted]      [redacted]            29407327        30051773                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2024-03-04): XXXXX                                              2024-03-04 13:34:15                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2024-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29407327        30051805                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-02-27 04:58:52  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            27832860        30319646                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2024-04-16): XXXXX                                              2024-04-16 12:58:38                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2024-04-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27832860        30319661                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-04-09 06:39:08  No                   1                                                                                               CA              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            26344355        30410395                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2025-05-23): XXXXX                                                                                        2024-04-19 07:20:28  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26344355        30410401                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-04-19 07:20:55  No                   1                                                                                               WA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            28343505        30318788                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.00000% is in  XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.00000% is in                                                                                                                                                                                                                                                                                                                                                                                    2024-04-09 03:26:15  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the         excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a       Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and   Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.00000%).                                    $XXX (XXXXX) (an overage of $XXXor 4.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            28343505        30318837                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-04-09 03:31:41  No                   1                                                                                               MD              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            23971696        30053359                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. Appraisal was provided. Secondary valuation from       Note Date: ___; Lien Position: ___                                                Investor to order copy of the secondary valuation required for securitization                                                                                                                                                                                                                                                                                                                                                                                       2024-02-27 09:55:50  No                   1                                                                                               NJ              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          subject transaction is missing.; Sec ID: 49                                                                                                                         purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            23971696        30053396                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2024-09-25): XXXXX                                                                                        2024-02-27 10:00:00  No                   2                      B                               B                                        NJ              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29698621        30162865                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-03-14 07:22:44  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            29698621        30162876                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-02-12): XXXXX                                                                                        2024-03-14 07:23:34  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29008478        30150540                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.52334% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.52334%.                                                                                                                                                                                                                                                                                                                                                                                               2024-03-12 15:37:41  No                   2                      B                               B                                        MN              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.52334%).
[redacted]                        [redacted]        [redacted]      [redacted]            29008478        30150615                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. The supporting secondary valuation is missing.; Sec    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2024-03-14): XXXXX                                                                                        2024-03-14 15:00:48  No                   1                                                                                               MN              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 56                                                                                                                                                              securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            24132855        30181437                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Rate Lock is missing in File.                                                                                                                                                                                                                                                                                                                                                                                                                                       2024-03-15 17:53:27  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
[redacted]                        [redacted]        [redacted]      [redacted]            24132855        30181441                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-03-15 17:54:05  No                   1                                                                                               AZ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            23259700        30218455                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   File is missing a copy of Initial Rate Lock Date document.                                                                                                                                                                                                                                                                                                                                                                                                          2024-03-21 08:02:44  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
[redacted]                        [redacted]        [redacted]      [redacted]            23259700        30218467                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-03-21 08:05:57  No                   1                                                                                               NC              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            22361362        30410523                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-04-19 08:04:01  No                   1                                                                                               CA              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            22361362        30410530                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2024-04-26): XXXXX                                              2024-04-26 12:44:35                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2024-04-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29519841        30487158                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2024-09-25): XXXXX                                                                                        2024-05-01 06:57:08  No                   2                      B                               B                                        UT              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29519841        30502972                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2024-05-07): XXXXX                                                                                        2024-05-07 13:59:33  No                   1                                                                                               UT              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28612655        30338713                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-04-12 04:55:56  No                   1                                                                                               NJ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            26543595        30521784                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not      Disaster Name: ___                                                                The property is located in FEMA Disaster area. Provide a post-disaster            Property not inspected post FEMA declared disaster, but property is not located   ..                                                                                SitusAMC,Aggregator                                                               Reviewer Comment (2024-05-24): XXXXX                                                                                        2024-05-13 14:57:18  Yes                  2                      C                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                   Disaster Declaration Date: ___                                                    inspection verifying there was no damage. The inspection must include exterior    near the declared disaster area.
                                                                                                                                                                                                                                                                                                                                                                                                                            Disaster End Date: ___                                                            photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                         date.                                                                                                                                                                                                                                                                                                                                   Reviewer Comment (2024-05-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26543595        30521836                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-05-09 06:40:38  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes. There is no UCDP document in the file.
[redacted]                        [redacted]        [redacted]      [redacted]            26543595        30521842                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.66213% is in  XXXXX Points and Fees exceed allowable                                                                                                                                                                                                                                                                                                                                                                                                                              2024-05-09 06:42:04  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan    threshold by $XXX or .66213%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .66213%).
[redacted]                        [redacted]        [redacted]      [redacted]            24629731        30411063                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-04-19 09:41:37  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                secularization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            24629731        30411396                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in Fema disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2024-04-26): XXXXX                                              2024-04-26 12:41:00                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there is no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2024-04-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-04-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-04-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22841357        30499683                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2024-05-07): XXXXX                                                                                        2024-05-07 16:37:31  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            22841357        30499706                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99653% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99653%.                                                                                                                                                                                                                                                                                                                                                                                               2024-05-03 07:44:02  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99653%).
[redacted]                        [redacted]        [redacted]      [redacted]            29623312        30424127                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2024-04-23 02:55:07  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            29623312        30424133                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. AVM provided. The supporting secondary valuation is    Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-04-23 02:56:19  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          missing.; Sec ID: 53                                                                                                                                                securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            28802204        30833819                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-19 07:35:38  No                   1                                                                                               GA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            28802204        30833839                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-02-12): XXXXX                                                                                        2024-06-19 07:37:33  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28802204        30898543                                         Credit          Guideline                          Guideline Issue                           Guideline                                                                         Aged document: Primary Valuation is older than guidelines permit                                                                                                    AVM dated XX/XX/XX. Guides require AVMs to be dated within 1 month prior to the                                                                                                                                                                                                                                                         Reviewer Comment (2024-06-26): XXXXX                                              2024-06-26 17:49:44                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Note date.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-06-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28612501        30570335                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2024-05-16 17:39:59  No                   1                                                                                               OH              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136
[redacted]                        [redacted]        [redacted]      [redacted]            28612501        30570340                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2025-05-28): XXXXX                                                                                        2024-05-16 17:40:36  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20283998        30586731                                         Credit          Guideline                          Guideline Issue                           Guideline                                                                         Ineligible Property Type.                                                         Property Type: ___                                                                Subject is a 2-4 unit building. The loan was submitted as a primary residence.                                                                                                                                                                                                                                                          Reviewer Comment (2024-06-12): XXXXX                                              2024-06-12 08:22:39                                            No                   1                      C                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The file contains no evidence the borrower resides at the subject. The credit report, drivers license, Fraud report, and VOR all indicate the borrower has a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              different address than that of the subject. The VOR and credit report both                                                                                                                                                                                                                                                              Seller Comment (2024-06-07): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              indicate the borrower actively resides at XXXXX. The drivers license reflects an address of XXXXX. Business and personal tax returns have an address of XXXXX for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              both the XXXXX and XXXXX years. It is further noted that the 1st unit, which is                                                                                                                                                                                                                                                         Reviewer Comment (2024-06-06): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              indicted to be the primary residence appears not to be occupied. Per guidelines, a 2-4 unit property is only eligible as a primary or secondary residence.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Subject appears to be an investment only and is therefore ineligible.                                                                                                                                                                                                                                                                   Seller Comment (2024-06-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-05-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-05-29): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-05-29): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-05-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20283998        30763670                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-12 08:26:33  No                   1                                                                                               NY              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20432257        30590130                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2025-05-28): XXXXX                                                                                        2024-05-21 09:51:28  No                   2                      B                               B                                        NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20432257        30590134                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-05-21 09:52:59  No                   1                                                                                               NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20432257        30591114                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 Please provide supporting document to verify monthly payment for XXXXX                                                                                                                                                                                                                                                                  Reviewer Comment (2024-06-05): XXXXX                                              2024-06-05 11:34:34                                            No                   1                      C                               A                                        NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-06-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-05-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-05-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-05-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-05-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27007040        30989449                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-28 06:12:35  No                   1                                                                                               WA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            27007040        30989464                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.53300% is in  XXXXX Points and Fees threshold exceeded by $XXX or .53300%.                                                                                                                                                                                                                                                                                                                                                                                                        2024-06-28 06:13:57  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .53300%).
[redacted]                        [redacted]        [redacted]      [redacted]            23447057        30762956                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-12 07:09:29  No                   1                                                                                               CA              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            26273648        30889142                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.24833% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .24833%.                                                                                                                                                                                                                                                                                                                                                                                                2024-06-20 04:30:14  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .24833%).
[redacted]                        [redacted]        [redacted]      [redacted]            26273648        30889154                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-20 04:31:25  No                   1                                                                                               NV              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20270434        30975677                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-27 03:30:46  No                   1                                                                                               CA              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20270434        30975708                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.72600% is in excess of the allowable   XXXXX Points and Fees threshold exceeded by an overage of $XXX or .72600%                                                                                                                                                                                                                                                                                                                                                                                           2024-06-27 03:34:35  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .72600%).
[redacted]                        [redacted]        [redacted]      [redacted]            20270434        30976930                                         Credit          Loan Package Documentation         Application / Processing                  Missing Document                                                                  Missing Document: Approval not provided                                                                                                                             Approval document in the file has the wrong Loan Amount and Appraised value for                                                                                                                                                                                                                                                         Reviewer Comment (2024-07-03): XXXXX                                              2024-07-03 11:22:30                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              the sibject property.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-07-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20115888        30645900                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-05-29 07:22:18  No                   1                                                                                               NJ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20115888        30645932                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2025-09-17): XXXXX                                                                                        2024-05-29 07:28:56  No                   2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21604161        30696947                                         Property        Property - Appraisal               Appraisal Reconciliation                  Property - Appraisal                                                              Appraisal is required to be in name of Lender                                     -                                                                                 Appraisal Transfer Letter is missing.                                                                                                                                                                                                                                                                                                                                                                                                                               2024-06-05 09:57:21  No                   2                      B                               B                                        NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No
[redacted]                        [redacted]        [redacted]      [redacted]            21604161        30696952                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-05 09:57:41  No                   1                                                                                               NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            21604161        30696976                                         Credit          Borrower and Mortgage Eligibility  Mortgage / Program Eligibility            Borrower and Mortgage Eligibility                                                 Guideline Requirement: Combined High loan to value discrepancy.                                                                                                     Calculated high loan to value percentage of XX.XX% exceeds Guideline high loan                                                                                                                                                                                                                                                          Reviewer Comment (2024-06-20): XXXXX                                              2024-06-20 12:49:58                                            No                   1                      C                               A                                        NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              to value percentage of 75.00000%

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-06-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-06-17): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-06-17): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-06-14): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-06-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21604161        30696977                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Combined loan to value discrepancy.                                                                                                          Calculated combined loan to value percentage of XX.XX% exceeds Guideline                                                                                                                                                                                                                                                                Reviewer Comment (2024-06-20): XXXXX                                              2024-06-20 12:50:11                                            No                   1                      C                               A                                        NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              combined loan to value percentage of 75.00000%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-06-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-06-17): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-06-17): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-06-14): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-06-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21126279        31040545                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument is missing on this file.                                                                                                                                                                                                                                                                                            Reviewer Comment (2024-07-11): XXXXX                                              2024-07-11 11:15:03                                            No                   1                      D                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                                            No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-07-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-07-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-07-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-07-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21126279        31066482                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2024-07-08 13:30:31  No                   1                                                                                               CO              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136
[redacted]                        [redacted]        [redacted]      [redacted]            22335038        30834934                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-19 09:41:29  No                   1                                                                                               GA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            22335038        30834944                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2024-06-28): XXXXX                                              2024-06-28 17:30:19                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2024-06-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20390347        30834067                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.65200% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.65200%.                                                                                                                                                                                                                                                                                                                                                                                               2024-06-19 08:08:59  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.65200%).
[redacted]                        [redacted]        [redacted]      [redacted]            20390347        30834085                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-19 08:10:27  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            22181015        30891460                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-20 08:06:04  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            22181015        30891528                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed $118,000.00 of title insurance     Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2025-05-28): XXXXX                                                                                        2024-06-20 08:08:02  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage; however this is less than the loan amount of $118,198.00. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20157316        31094092                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-07-11 05:52:47  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20157316        31094137                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2024-07-18): XXXXX                                              2024-07-18 10:53:10                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2024-07-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24429017        31031572                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-07-02 09:13:56  No                   1                                                                                               NJ              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            25109023        30890663                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-20 07:20:54  No                   1                                                                                               NV              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            28657338        30939410                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-06-25 10:27:34  No                   1                                                                                               NY              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            25250273        30922363                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The Preliminary/Commitment does not reflect a coverage amount (no final title     Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-02-12): XXXXX                                                                                        2024-06-24 07:05:03  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             policy in file). Unable to determine if appropriate coverage is provided.
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            25250273        31035663                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2024-07-02 15:22:12  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136
[redacted]                        [redacted]        [redacted]      [redacted]            20849277        31106086                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99933% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.99933%                                                                                                                                                                                                                                                                                                                                                                                                2024-07-12 09:21:05  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.99933%).
[redacted]                        [redacted]        [redacted]      [redacted]            20849277        31106109                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-07-12 09:23:07  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            22605865        31081342                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-02-12): XXXXX                                                                                        2024-07-10 03:45:13  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22605865        31107393                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2024-07-12 11:07:04  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136
[redacted]                        [redacted]        [redacted]      [redacted]            22623971        31174208                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-07-19 11:48:58  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            22623971        31174311                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%                                                                                                                                                                                                                                                                                                                                                                                                2024-07-19 12:05:09  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            20903113        31178263                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.55827% is in excess of the allowable   Final Disclosure APR of XX.XX% is in excess of allowable threshold of $276.90 or                                                                                                                                                                                                                                                                                                                                                                                    2024-07-22 07:53:04  No                   2                      B                               B                                        FL              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00        .55827%                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .55827%).
[redacted]                        [redacted]        [redacted]      [redacted]            20903113        31178269                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-07-22 07:54:39  No                   1                                                                                               FL              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            27494218        31063986                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-07-08 10:05:25  No                   1                                                                                               NJ              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            28976641        31083660                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the valuation required for securitization                                                                                                                                                                                                                                                                                                                                                                                             2024-07-10 07:39:27  No                   1                                                                                               KS              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            24067753        31041805                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2024-07-08): XXXXX                                                                                        2024-07-08 14:05:45  No                   1                                                                                               CO              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20661979        31162808                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-07-18 01:27:21  No                   1                                                                                               AZ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20661979        31162840                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   The file is missing a copy of the most recent rate lock document.                                                                                                                                                                                                                                                                                                                                                                                                   2024-07-18 01:32:57  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
[redacted]                        [redacted]        [redacted]      [redacted]            20037453        31095219                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-07-11 07:24:16  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20037453        31095239                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2025-05-28): XXXXX                                                                                        2024-07-11 07:24:56  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22496884        31165386                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the valuation required for securitization                                                                                                                                                                                                                                                                                                                                                                                             2024-07-18 07:50:45  No                   1                                                                                               DC              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20620139        31074854                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2024-07-09 10:51:33  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            20620139        31074870                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The Title Policy Amount of $XXXXX is less than the note amount of $XXXXX based    Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2025-05-28): XXXXX                                                                                        2024-07-09 10:52:30  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      on the Commitment in file.
[redacted]                        [redacted]        [redacted]      [redacted]            20620139        31074871                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-07-09 10:52:49  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            24015755        31174506                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.50000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.50000%.                                                                                                                                                                                                                                                                                                                                                                                               2024-07-19 12:40:33  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.50000%).
[redacted]                        [redacted]        [redacted]      [redacted]            24015755        31244350                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2024-07-30 17:28:36  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136
[redacted]                        [redacted]        [redacted]      [redacted]            25150773        31156308                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-07-17 06:46:22  No                   1                                                                                               PA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            21714603        31590018                                         Compliance      Compliance                         Federal Compliance                        RESPA                                                                             RESPA Disclosure - List of Homeownership Counseling Organizations Missing         RESPA Disclosure Rule (Dodd-Frank XXXXX): Creditor did not provide List of        The file was missing a copy of the Homeownership Counseling disclosure or proof                                                                                                                                                                                                                                                                                                                                                                                     2024-09-05 09:37:40  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            Homeownership Counseling Organizations to borrower.                               of the borrower's receipt within 3 days of the application date.
[redacted]                        [redacted]        [redacted]      [redacted]            21714603        31590036                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                                                                                                                                                          2024-09-05 09:38:54  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days  applicant within three (3) business days of application or determination of
                                                                                                                                                                                                                                                                                                                                                                                                                            of application or determination of first lien status.                             first lien status.
[redacted]                        [redacted]        [redacted]      [redacted]            21714603        31590053                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2024-09-09): XXXXX                                                                                        2024-09-09 17:23:09  No                   3                                                                                               PA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 184                                                                                                                              securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            23076398        31248841                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective  Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2024-08-06): XXXXX                                                                                        2024-08-06 16:17:06  No                   1                                                                                               WA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. No CU or LCA provided. Sec ID:                                                                                     securitization purposes.
                                                                                                                                                                                                                                                                                                                                          156
[redacted]                        [redacted]        [redacted]      [redacted]            23076398        31250485                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            DTI exceeded due to addition of MIP                                                                                                                                                                                                                                                                                                     Reviewer Comment (2024-09-04): XXXXX                                              2024-09-04 08:54:10                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                                            No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-09-03): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-08-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-08-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2024-08-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-08-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29645816        31441800                                         Compliance      Compliance                         Federal Compliance                        RESPA                                                                             RESPA Disclosure - List of Homeownership Counseling Organizations Missing         RESPA Disclosure Rule (Dodd-Frank XXXXX): Creditor did not provide List of        The file was missing a copy of the Homeownership Counseling disclosure or proof                                                                                                                                                                                                                                                                                                                                                                                     2024-08-21 12:29:31  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            Homeownership Counseling Organizations to borrower.                               of the borrower's receipt within 3 days of the application date.
[redacted]                        [redacted]        [redacted]      [redacted]            29645816        31441804                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-08-21 12:29:46  No                   1                                                                                               NC              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20299783        31927494                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-10-17 08:10:11  No                   1                                                                                               NC              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            29824719        31735454                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-09-25 08:51:33  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            23605503        31997794                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-10-29 11:50:38  No                   1                                                                                               VA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            23356354        31804596                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2024-10-03 10:34:57  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            23356354        31804602                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2024-10-16): Received Post Disaster inspection report,          2024-10-16 16:50:38                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior                                                                                                                                                                                                                                                          inspection date updated and document associated. Exception is cleared.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2024-10-16): Please see attached.
[redacted]                        [redacted]        [redacted]      [redacted]            23356354        31804611                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-10-03 10:36:36  No                   3                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            29606419        31877473                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-10-10 12:11:13  No                   3                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            26054048        32235705                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2024-11-26 19:42:23  No                   1                                                                                               IN              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20243740        32664484                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2025-01-22): XXXXX                                                                                        2025-01-22 09:21:58  No                   1                                                                                               VA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            20866117        33248618                                         Compliance      Compliance                         Federal Compliance                        Missing Required Data (other than HUD-1 or Note)                                  Disparity in Occupancy - Not High Cost and Not Higher Priced                      The mortgage loan file contains documenting evidence the consumer intends to      Subject Transaction is Refinance of Investment Home. Per Final 1003 Section 5A                                                                                                                                                                                                                                                          Reviewer Comment (2025-04-22): XXXXX                                              2025-04-22 09:37:58                                            No                   1                      B                               A                                        DE              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                            occupy the subject property as their primary residence. (Compliance testing       "Will you occupy the property as your primary residence?" Yes has been selected.
                                                                                                                                                                                                                                                                                                                                                                                                                            performed based on the Occupancy Type of Investment).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-04-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20866117        33248632                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Mismatch of data related to Occupancy.                                            -                                                                                 Subject Transaction is Refinance of Investment Home. Per Final 1003 Section 5A                                                                                                                                                                                                                                                          Reviewer Comment (2025-04-22): XXXXX                                              2025-04-22 09:33:45                                            No                   1                      C                               A                                        DE              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              "Will you occupy the property as your primary residence?" Yes has been selected.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-04-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20866117        33248633                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Mismatch of data related to Occupancy.                                            -                                                                                 Subject Transaction is Refinance of Investment Home. Per Final 1003 Section 5A                                                                                                                                                                                                                                                          Reviewer Comment (2025-04-22): XXXXX                                              2025-04-22 09:33:51                                            No                   1                      C                               A                                        DE              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              "Will you occupy the property as your primary residence?" Yes has been selected.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-04-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23570196        33142087                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        Preliminary title policy does not state a coverage amount.                        Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2025-09-17): XXXXX                                                                                        2025-04-01 19:51:43  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            28021291        33629480                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.29504% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.29504%.                                                                                                                                                                                                                                                                                                                                                                                               2025-06-13 19:16:34  No                   2                      B                               B                                        VT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.29504%).
[redacted]                        [redacted]        [redacted]      [redacted]            27706650        33277560                                         Credit          Property - Appraisal               General Appraisal Requirements            Property - Appraisal                                                              Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect         -                                                                                 Property type identified as per appraisal report is townhouse.                                                                                                                                                                                                                                                                          Reviewer Comment (2025-04-22): XXXXX                                                                                        2025-04-22 15:13:48  No                   2                      B                               B                                        NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          Subject property type.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-04-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27706650        33277631                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2025-04-28): XXXXX                                              2025-04-28 19:28:57                                            No                   1                                                      A                                        NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-04-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27706650        33293573                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            First lien on borrower primary residence was not included in DTI calculation by                                                                                                                                                                                                                                                         Reviewer Comment (2025-04-21): XXXXX                                              2025-04-21 10:37:56                                            No                   1                      C                               A                                        NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              lender. File is missing supporting evidence that the lien is paid by another party, for a minimum of 12 months. Inclusion of lien increases the DTI outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              of allowed max.                                                                                                                                                                                                                                                                                                                         Seller Comment (2025-04-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27706650        33293608                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 1003 indicates there is an open HELOC on the borrower's primary residence with                                                                                                                                                                                                                                                          Reviewer Comment (2025-04-21): XXXXX                                              2025-04-21 10:35:34                                            No                   1                      C                               A                                        NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              lender that is not reported on credit and no statement was in file to support the debt.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-04-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27706650        33419924                                         Credit          Documents                          Missing Document                          Documents                                                                         File does not contain documentation from lender/seller confirming the condo is    -                                                                                                                                                                                                                                                                                                                                                                                                                         Reviewer Comment (2025-05-09): XXXXX                                              2025-05-09 08:51:43                                            No                   1                                                      A                                        NY              Investment   Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          warrantable.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-05-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27914148        33453048                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2025-05-22): XXXXX                                                                                        2025-05-22 10:48:54  No                   2                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-05-21): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-05-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27914148        33453062                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                          Reviewer Comment (2025-05-20): XXXXX                                                                                        2025-05-20 13:31:36  No                   1                                                                                               ME              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          LCA provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-05-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27914148        33453081                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       The file was missing proof the appraisal disclosure was provided to the                                                                                                                                                                                                                                                                                                                                                                                             2025-05-16 19:21:44  No                   2                      B                               B                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days  borrower(s) within 3 days of the application date.
                                                                                                                                                                                                                                                                                                                                                                                                                            of application or determination of first lien status.
[redacted]                        [redacted]        [redacted]      [redacted]            27637732        33402106                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2025-09-17): XXXXX                                                                                        2025-05-06 18:11:24  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                                            No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27172553        33447281                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.84060% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or .84060%.                                                                                                                                                                                                                                                                                                                                                                                                2025-05-15 15:26:36  No                   2                      B                               B                                        OH              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                                    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .84060%).
[redacted]                        [redacted]        [redacted]      [redacted]            26039717        33989106                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-07-24 16:26:55  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25563760        34140071                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-08-07 17:22:14  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24007332        34105935                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-08-04 20:42:32  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21344663        34912232                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-07 18:31:17  No                   2                      A                               A                                        CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21344663        34935710                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2025-11-11): XXXXX                                              2025-11-11 04:43:01                                            No                   1                      C                               A                                        CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24991710        34309676                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-09-02 17:39:52  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20242530        34520983                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-06 11:32:12  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29664197        34393255                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-09-16 18:10:02  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25240687        34348613                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-09-09 18:34:45  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25240687        34348635                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-09-09 18:34:45  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            29395241        34357092                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-09-11 12:32:06  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29395241        34357100                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): .                                                                                            2025-09-11 12:32:06  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25697203        34492435                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 12:37:10                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25697203        34492437                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-09-24 19:41:27  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25697203        34492802                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Right of Rescission Timing HELOC - Receipt Date Missing                           Missing RTC Signature Date. Unable to determine compliance with rescission        Missing RTC Signature Date. Unable to determine compliance with rescission                                                                                                                                                                                                                                                              Reviewer Comment (2025-10-24): XXXXX                                                                   2025-10-24 13:12:17                       No                   2                      C                               B                                        FL              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                timing requirements.                                                              timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-10-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25697203        34492803                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right To Cancel Not Provided to All Required Parties                    Truth in Lending Act: Notice of Right to Cancel was not signed by all parties     Notice of Right to Cancel was not signed by all parties whose ownership interest                                                                                                                                                                                                                                                        Reviewer Comment (2025-10-24): XXXXX                                                                   2025-10-24 13:13:11                       No                   2                      C                               B                                        FL              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                whose ownership interest is or will be subject to the security interest.          is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-10-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27081795        34811203                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-30 18:40:31  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22673374        35161079                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22071872        34858866                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-03 19:39:17  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22071872        34858870                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The file was missing a copy of the final title policy.                            Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-03 19:39:17  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            22071872        34858879                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-11-07): XXXXX                                              2025-11-07 08:39:14                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-11-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22071872        34858915                                         Credit          Documents                          Missing Document                          Documents                                                                         File does not contain documentation from lender/seller confirming the condo is    -                                                                                 The file is missing documentation confirming the condo project is warrantable.                                                                                                                                                                                                                                                          Reviewer Comment (2025-11-07): XXXXX                                              2025-11-07 08:39:53                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          warrantable.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27847064        34605782                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-06 18:59:28  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27847064        34605809                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.05400% is in  XXXXX Points and Fees exceed allowable threshold by $9.00 or 4.05400%.                                                                                                                                                                                                                                                                                                                                                                                              2025-10-06 18:59:28  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.05400%).
[redacted]                        [redacted]        [redacted]      [redacted]            25801079        35148266                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21965707        35191566                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.67779% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .67779%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-12 19:12:35  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .67779%).
[redacted]                        [redacted]        [redacted]      [redacted]            21965707        35191576                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28607528        35167995                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 20:41:38  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28607528        35167998                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 15:24:50                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22325847        35182573                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 20:22:16  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22325847        35205044                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Missing XXXXX W2 or WVOE covering XXXXX. Only XXXXX W2 and XXXXX YTD paystub                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 14:18:12                                            No                   1                      C                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20010815        34714900                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-15 19:16:02  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20010815        34714938                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Missing Final 1003                                                                                                                                The file was missing a copy of final 1003.                                                                                                                                                                                                                                                                                              Reviewer Comment (2025-10-29): XXXXX                                              2025-10-29 10:12:17                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-10-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20010815        34714942                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   The file was missing a copy of security instrument - subject.                                                                                                                                                                                                                                                                           Reviewer Comment (2025-11-03): XXXXX                                              2025-11-03 15:45:39                                            No                   1                      D                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-10-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20010815        34887680                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-03): XXXXX                                                                   2025-12-03 09:30:47                       No                   2                                                      B                                        IL              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2025-11-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-12): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20010815        34887681                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior    RTC disclosed incorrect transaction and/or expiration date.                                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-03): XXXXX                                                                   2025-12-03 09:30:19                       No                   2                                                      B                                        IL              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-12): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20010815        34887741                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 50.13259% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2025-11-13): XXXXX                                              2025-11-13 15:04:32                                            No                   1                                                      A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-12): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20560023        34973848                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-17 17:01:59  No                   2                      A                               A                                        RI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20560023        34974079                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX Financed Fees                                                               XXXXX High-Cost Loan: Fees financed in excess of the greater of five percent                                                                                                                                                                                                                                                                                                                                              Reviewer Comment (2025-12-03): XXXXX                                              2025-12-03 16:05:46                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            (5%) or $800.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         exception.
[redacted]                        [redacted]        [redacted]      [redacted]            20560023        34974080                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Rhode Island High-Cost Loan (High Cost Disclosure    XXXXX High-Cost Loan: High-Cost Home Loan Disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-03): XXXXX                                              2025-12-03 16:05:46                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Not Provided)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           exception.
[redacted]                        [redacted]        [redacted]      [redacted]            20560023        34974081                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX Home Loan Protection Act Counseling Received                                XXXXX High-Cost Loan: No evidence of certification from a HUD-approved third                                                                                                                                                                                                                                                                                                                                              Reviewer Comment (2025-12-03): XXXXX                                              2025-12-03 16:05:46                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            party counselor that borrower has received counseling on the advisability of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exception.
                                                                                                                                                                                                                                                                                                                                                                                                                            loan transaction.
[redacted]                        [redacted]        [redacted]      [redacted]            20560023        34974082                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX Home Loan Protection Act Disclosure                                         XXXXX High-Cost Loan: Borrower was not provided with the Consumer Caution and                                                                                                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-03): XXXXX                                              2025-12-03 16:05:46                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Home Ownership Counseling Notice and Certification.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   exception.
[redacted]                        [redacted]        [redacted]      [redacted]            20560023        34974083                                         Compliance      Compliance                         State Compliance                          State Late Charge                                                                 (State High Cost Provision) Rhode Island Late Charge                              XXXXX High-Cost Loan: Loan contains an impermissible late charge.                                                                                                                                                                                                                                                                                                                                                         Reviewer Comment (2025-12-03): XXXXX                                              2025-12-03 16:05:46                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exception.
[redacted]                        [redacted]        [redacted]      [redacted]            20560023        34974084                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Rhode Island High-Cost Loan (Points and Fees)                   XXXXX Home Loan Protection Act: Points and Fees on subject loan of 5.28970% is    Points and Fees exceed allowable threshold by $XXX or .28970%.                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-03): XXXXX                                                                   2025-12-03 16:00:23                       No                   2                      C                               B                                        RI              Primary      Refinance - Cash-out - Other             Within 30 days of loan closing and prior to the institution of any action under                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       the Act, creditor must notify the borrower, make appropriate restitution and
                                                                                                                                                                                                                                                                                                                                                                                                                            and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        whatever adjustments are necessary at the choice of the borrower to (a) make the
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .28970%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                     Seller Comment (2025-12-02): XXXXX                                                                                                                                                                                                                                                                                                          high cost loan satisfy the requirements; or (b) change the terms of the loan in a manner beneficial to the borrower so that the loan will no longer be considered high cost.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-01): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-01): XXXXX                                                                                                                                                                                                                                                                                                          (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX                                                                                                                                                                                                                                                                                                          is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-19): XXXXX                                                                                                                                                                                                                                                                                                        error cure; (4) signed letter from borrower indicating their choice to either
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) assuming option 4(a) is selected, a copy of refund
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-19): XXXXX                                                                                                                                                                                                                                                                                                          check and proof of mailing (must be in transit with courier); (6) assuming option 4(b) is selected, proof of cure for each of the prohibited practice violations noted. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            20327674        34891545                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Verification(s) of employment is not within 10 business days of the Note.         -                                                                                 Verification(s) of employment is not within 10 business days of the Note.                                                                                                                                                                                                                                                               Reviewer Comment (2025-11-14): XXXXX                                              2025-11-14 10:01:02                                            No                   1                      C                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22130823        35304142                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22130823        35304147                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Guidelines require IRS W-2 forms or transcripts covering the most recent 2yr                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-30): XXXXX                                              2025-12-30 13:09:27                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              period. Missing the XXXXX W-2 statement.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29045250        35192251                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2025-12-12 19:12:35  No                   1                                                                                               NM              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            29988175        35314050                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.42900% is in excess of the allowable                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2025-12-31 15:11:12  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .42900%).
[redacted]                        [redacted]        [redacted]      [redacted]            21306334        34797615                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-28 19:17:45  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21306334        34797642                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99900% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.99900%.                                                                                                                                                                                                                                                                                                                                                                                               2025-10-28 19:17:45  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.99900%).
[redacted]                        [redacted]        [redacted]      [redacted]            28941416        35071044                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-11-28 19:11:52  No                   1                                                                                               MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28941416        35071052                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-28 19:11:52  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28941416        35071069                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $23,288. Provide updated policy reflecting                                                                                                                                                                                                                                                              Reviewer Comment (2026-02-02): XXXXX                                              2026-02-02 01:37:44                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-29): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29979583        35070636                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-11-28 19:11:52  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26747659        34641219                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-08 19:47:19  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26747659        34641228                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $610,919.80. Provide updated policy reflecting                                                                                                                                                                                                                                                          Reviewer Comment (2025-10-10): XXXXX                                              2025-10-10 15:04:52                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-10-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24028750        34988253                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-18 20:39:07  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24159762        34591678                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-10-09): XXXXX                                              2025-10-09 14:50:04                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-10-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24159762        34591698                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-02 17:53:24  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25243174        35108001                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 21:39:04  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25243174        35108029                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Calculated investor qualifying total debt ratio of 56.37132% exceeds Guideline    Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC                                                                          Reviewer Comment (2025-12-31): XXXXX                                                                                        2025-12-31 15:20:36  Yes                  2                      C                               B                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                total debt ratio of 50.00000%. Difference is due to Lender not including the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              taxes for REO property located on XXXXX.                                          Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2025-12-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-29): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-18): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24954910        35106535                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2025-12-01 20:32:39  No                   1                                                                                               MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            24483227        34687868                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-13 21:06:33  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24483227        34687883                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-10-22): XXXXX                                              2025-10-22 14:03:35                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-10-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29601897        35150509                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        HI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25107297        35236003                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-17 19:10:22  No                   1                                                                                               VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21558134        35183669                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-11 20:22:16  No                   1                                                                                               AL              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            27349903        34724490                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-16 17:50:07  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27349903        34742702                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. A secondary AVM was provided with FSD > 0.20, and                                                                                     The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 09:14:32                                            No                   1                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          its value supports the "Use for LTV" value. Sec ID: 375                                                                                                             securitization purposes. Secondary AVM provided FSD score of 0.3000. Greater than 0.20 based on guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21148189        34711884                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-10-15 19:16:02  No                   2                      B                               B                                        MN              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            21148189        34711893                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-15 19:16:02  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21148189        34711897                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-09): XXXXX                                              2026-01-09 16:37:22                                            No                   1                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            25714202        35000998                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 18:35:41  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22721014        35269435                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-22 16:15:01  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22043219        34882660                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-05 18:39:06  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22043219        34882666                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-05 18:39:06  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25207371        34953684                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-13 16:36:34  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25207371        34953695                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Note - Senior Lien not provided                                                                                                                   Missing mortgage statement for first lien and unable to verify P&I.                                                                                                                                                                                                                                                                     Reviewer Comment (2025-11-19): XXXXX                                              2025-11-19 12:32:31                                            No                   1                      D                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25207371        34953699                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 XXXXX Lease Agreement is missing in file.                                                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-09): XXXXX                                              2025-12-09 15:02:08                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-03): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-19): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24394214        34852085                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-03 19:39:17  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24394214        34946025                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Provide copy of the updated Note for review.                                                                                                                                                                                                                                                                                            Reviewer Comment (2025-11-14): XXXXX                                              2025-11-14 15:41:28                                            No                   1                                                      A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24975807        35152387                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27200398        35276319                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-23 18:33:34  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27200398        35276326                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27107899        35028576                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34804992                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total Fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-11-11): XXXXX                                              2025-11-11 18:20:40                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34804995                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.04000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .04000%.                                                                                                                                                                                                                                                                                                                                                                                                2025-10-30 18:40:31  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .04000%).
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34804996                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Illinois High Risk Home Loan (Points and Fees)                  XXXXX High Risk Home Loan Act: Points and Fees on subject loan of 5.04600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .04600%                                                                                                                                                                                                                                                                     Reviewer Comment (2025-11-11): XXXXX                                              2025-11-11 18:20:40                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             Within 30 days of closing, provide: (1) Lender Attestation to AMC attesting the                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lender has not received any notice from borrower of the failure; (2) Letter of
                                                                                                                                                                                                                                                                                                                                                                                                                            Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Explanation; (3) refund of amount over the high-risk threshold maximum; and (4)
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .04600%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 proof of mailing (must be in transit with courier).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-risk threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34804997                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-11-11): XXXXX                                              2025-11-11 18:20:40                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34805001                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $2,520.00. Threshold maximum is $2,500.00                                                                                                                                                                                                                                                              Reviewer Comment (2025-11-11): XXXXX                                              2025-11-11 18:20:40                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.04000% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .04000%). Non-Compliant                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34805002                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-11-11): XXXXX                                              2025-11-11 18:20:40                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34805003                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Illinois High Risk Home Loan (Consumer Caution       XXXXX High Risk Home Loan: Borrower not provided with Consumer Caution Notice.    Borrower not provided with Consumer Caution Notice.                                                                                                                                                                                                                                                                                     Reviewer Comment (2025-11-11): XXXXX                                              2025-11-11 18:20:40                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             See any available cure under Illinois High-Risk threshold exception.                                        Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Notice Not Provided)
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34805004                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) Illinois High Risk Home Loan (Impermissible           XXXXX High Risk Home Loan: Lender financed points and fees not permissible.       Lender financed points and fees not permissible.                                                                                                                                                                                                                                                                                        Reviewer Comment (2025-11-11): XXXXX                                              2025-11-11 18:20:40                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             See any available cure under Illinois High-Risk threshold exception.                                        Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Financing of Points and Fees)
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34805005                                         Compliance      Compliance                         State Compliance                          State Late Charge                                                                 (State High Cost Provision) Illinois High Risk Home Loan (Late Charge)            XXXXX High Risk Home Loan: Mortgage loan contains an impermissible late charge    Mortgage loan contains an impermissible late charge greater than 4%.                                                                                                                                                                                                                                                                    Reviewer Comment (2025-11-11): XXXXX                                              2025-11-11 18:20:40                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             See any available cure under Illinois High-Risk threshold exception.                                        Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            greater than 4%.
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34805006                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Illinois High Risk Home Loan (Mortgage Awareness     XXXXX High Risk Home Loan: Borrower not notified of right to participate in       Borrower not notified of right to participate in Mortgage Awareness Program                                                                                                                                                                                                                                                             Reviewer Comment (2025-11-11): XXXXX                                              2025-11-11 18:20:40                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             See any available cure under Illinois High-Risk threshold exception.                                        Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Program ("MAP") Not Provided)                                                     Mortgage Awareness Program ("MAP").                                               ("MAP").
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34805021                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,520.00. Threshold maximum is $2,500.00                                                                                                                                                                                                                                                              Reviewer Comment (2025-11-11): XXXXX                                              2025-11-11 18:20:40                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce fees from Finance Charge as required resulting in false higher threshold calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34805056                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-30 18:40:31  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34805058                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-04): XXXXX                                              2025-11-04 12:39:46                                            No                   1                                                      A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20128152        34855914                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              - ___                                                                             Borrower is self-employed and guides require verification of existence of         Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2025-11-20): XXXXX                                                                                        2025-11-20 17:53:15  Yes                  2                      C                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              business within 60 calendar days of close by third party CPA, regulatory agency,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              applicable licensing bureau, or verifying phone listing and address for           Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              borrower's business using telephone book, internet, or directory assistance.                                                                                                                                                                                                                                                            Reviewer Comment (2025-11-18): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              documentation is missing from loan file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-18): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2025-11-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23185423        34863857                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-04 20:41:40  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28684513        34859410                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-03 19:39:17  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28684513        34859419                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-03 19:39:17  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27800527        35026934                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20491779        35187725                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   The Security Instrument document is missing in the file.                                                                                                                                                                                                                                                                                Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 09:04:17                                            No                   1                      D                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20491779        35187750                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 20:22:16  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20491779        35187759                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as          Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                                Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 09:06:38                                            No                   1                      B                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                        form                                                                                                                                                                transaction date for purposes of determining compliance with rescission timing    transaction date for purposes of determining compliance with rescission timing
                                                                                                                                                                                                                                                                                                                                                                                                                            requirements                                                                      requirements as Security Instrument document is missing in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28484808        35132573                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 21:39:54  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28484808        35132601                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 XXX property Tax Verification Documents is missing in file.                                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 15:47:10                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-08): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-08): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29757002        34811057                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-30 18:40:31  No                   2                      A                               A                                        WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24356033        35063507                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-26 16:34:06  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24356033        35063528                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-26 16:34:06  No                   2                      B                               B                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23891643        35106871                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-01 20:32:39  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21318844        35027868                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22157565        35349098                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-08 18:07:46  No                   1                                                                                               WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26970935        34951987                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.63400% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .63400%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-13 16:36:34  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .63400%).
[redacted]                        [redacted]        [redacted]      [redacted]            26970935        34952026                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-13 16:36:34  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26970935        34952074                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-09): XXXXX                                              2026-01-09 16:38:08                                            No                   1                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            26970935        34952107                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $258,181.60. Provide updated policy reflecting                                                                                                                                                                                                                                                          Reviewer Comment (2025-11-19): XXXXX                                              2025-11-19 14:07:40                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-18): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-17): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20365050        35024850                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-11-20 20:12:51  No                   1                                                                                               PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25575460        35130795                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Exception added at client request for an updated 1008 due to CLTV discrepancy.                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 15:50:42                                            No                   1                                                      A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26362779        34793717                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-10-28 19:17:45  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26362779        34793720                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-28 19:17:45  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26362779        34794961                                         Credit          Credit                             Credit Eligibility                        Guideline                                                                         Public Record Issue:                                                              -                                                                                 Collections accounts totaling $4,741.00 are required to be paid in full. Total                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-05): XXXXX                                                                                        2025-12-05 15:09:46  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount is greater than the max allowed $1,000.00 based on guidelines.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22114972        34775595                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.89700% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.89700%.                                                                                                                                                                                                                                                                                                                                                                                               2025-10-24 17:32:09  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.89700%).
[redacted]                        [redacted]        [redacted]      [redacted]            22114972        34775615                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2025-10-30): XXXXX                                              2025-10-30 18:27:40                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2025-10-29): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22114972        34775622                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-10-24 17:32:09  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22114972        34775625                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-10-24 17:32:09  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23773569        35039954                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26288905        35025119                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24106919        35304202                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-07-28): No discount points were excluded. Exception        2026-07-28 11:40:41                                            No                   1                      B                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                            cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-07-28): Reopening to clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24106919        35305417                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20303762        35243357                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26390237        35133079                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 21:39:54  No                   2                      A                               A                                        NE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26390237        35133148                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       The file was missing a copy of the Right to Receive a Copy appraisal.                                                                                                                                                                                                                                                                   Reviewer Comment (2025-12-10): XXXXX                                                                                        2025-12-10 18:32:17  No                   2                      B                               B                                        NE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            23841820        35167026                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-09 20:41:38  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21674307        35151507                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29478560        35168187                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-09 20:41:38  No                   1                                                                                               NM              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            23171562        35150376                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        NH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25741486        35182866                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.16728% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.16728%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-11 20:22:16  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.16728%).
[redacted]                        [redacted]        [redacted]      [redacted]            25741486        35182875                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 20:22:16  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21841880        35037455                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        NH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23334989        34951465                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 16:22:48                                            No                   1                      C                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23334989        34951478                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-13 16:36:34  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21768746        35059617                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-26 16:34:06  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21768746        35059733                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2025-11-26 16:34:06  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21768746        35071157                                         Credit          Asset                              Asset Calculation / Analysis              Asset                                                                             Available for Closing is insufficient to cover Cash From Borrower.                                                                                                  Documented qualifying Assets for Closing of $0.00 is less than Cash From                                                                                                                                                                                                                                                                Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 09:01:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower $177.15.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21768746        35108223                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2025-11-26): XXXXX                                                                                        2025-11-26 10:54:31  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22585757        35148878                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.01114% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .01114%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-05 21:26:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .01114%).
[redacted]                        [redacted]        [redacted]      [redacted]            22585757        35180787                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Missing borrower's recent paystub. There were no paystubs provided in file. Only                                                                                                                                                                                                                                                        Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 15:58:17                                            No                   1                                                      A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              two years W2 and VVOE provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24425327        34911403                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-07 18:31:17  No                   2                      A                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22511525        35220226                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28499932        35028793                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20967618        34925751                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-10 19:37:33  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20967618        34925758                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 16:30:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22091491        35028608                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26511226        35026575                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26511226        35030404                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       reditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                                                                                                                                                           2025-11-20 20:12:51  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days  applicant within three (3) business days of application of application or determination of first lien status.
[redacted]                        [redacted]        [redacted]      [redacted]            22814182        35350737                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                       Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2026-01-08 18:07:46  No                   1                                                                                               KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            22814182        35350748                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Missing Final 1003                                                                                                                                Final 1003 document is missing in the file.                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 08:33:14                                            No                   1                      C                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22814182        35350751                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument document is missing in the file.                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 08:32:33                                            No                   1                      D                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22814182        35350779                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as          Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                                Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 08:40:26                                            No                   1                      B                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                        form                                                                                                                                                                transaction date for purposes of determining compliance with rescission timing    transaction date for purposes of determining compliance with rescission timing
                                                                                                                                                                                                                                                                                                                                                                                                                            requirements                                                                      requirements
[redacted]                        [redacted]        [redacted]      [redacted]            22814182        35350780                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Right of Rescission Disclosure is missing from file.                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-01-14): XXXXX                                              2026-01-14 15:49:59                                            No                   1                      C                               A                                        KY              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22814182        35367403                                         Credit          Loan Package Documentation         Application / Processing                  Missing Document                                                                  Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not                                                                                       Approval in file reflects appraised value of $90,000, however appraisal in file                                                                                                                                                                                                                                                         Reviewer Comment (2026-02-03): XXXXX                                              2026-02-03 01:58:41                                            No                   1                      C                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided                                                                                                                                                            reflects $125,000. Please provide final approval with correct appraised value or valuation that matches the approval.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29669601        35024217                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29669601        35024225                                         Compliance      Missing Document                   General                                   Missing Document                                                                  Incomplete Document: Right to Cancel (RTC) is incomplete                                                                                                            RTC is incomplete                                                                                                                                                                                                                                                                                                                       Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:03:25                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24073679        35058825                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2025-11-26 16:34:06  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24073679        35058837                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 15:04:41                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24073679        35071526                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 58.33298% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-09): XXXXX                                              2025-12-09 16:22:05                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. Liability excluded without evidence.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-08): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-03): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-01): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24073679        35188246                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-09 16:29:50  No                   2                                                      B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            24073679        35188247                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-09 16:29:50  No                   2                                                      B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            24073679        35188332                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 16:41:10  No                   2                                                      A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27049923        35106719                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27834959        34995857                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 21:19:36  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24082894        35003704                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 21:19:36  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27281385        35134323                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 21:39:54  No                   2                      A                               A                                        MI              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26195584        35003230                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99800%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-19 21:19:36  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99800%).
[redacted]                        [redacted]        [redacted]      [redacted]            26195584        35003235                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 21:19:36  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29920028        35253379                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29920028        35253530                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Calculated investor qualifying total debt ratio of 50.07984% exceeds Guideline    Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2025-12-31): XXXXX                                                                                        2025-12-31 15:36:32  Yes                  2                      C                               B                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                total debt ratio of 50.00000%. Due to the difference of first lien escrow.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly mortgage payment has decreased by at least 20%.                                                                                                  SitusAMC                                                                          Reviewer Comment (2025-12-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The refinance has decreased the borrower's monthly debt payments by 20% or more.                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22657935        35108638                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-01 20:32:39  No                   1                                                                                               LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26144213        35680830                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-09): XXXXX                                              2026-02-09 13:58:24                                            No                   1                                                      A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              LCA do not provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23705064        35132949                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 The file is missing a copy of Award Letter / Continuance Letter Document in                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-08): XXXXX                                              2025-12-08 13:47:20                                            No                   1                      C                               A                                        MO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23705064        35132972                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 20:15:22                                            No                   1                                                      A                                        MO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              LCA provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23705064        35136797                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            File is missing evidence of the correct senior lien P&I payment amount.                                                                                                                                                                                                                                                                 Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 13:26:39                                            No                   1                      C                               A                                        MO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-12): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-08): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23705064        35203335                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 The file was missing a copy of the HOA Verification document for this property                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-19): XXXXX                                              2025-12-19 07:20:29                                            No                   1                                                      A                                        MO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XXXXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-18): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-15): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26489855        35278190                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27017534        34918820                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Legal / Regulatory / Compliance                                                   Final Title Policy is missing. No evidence of title in file.                                                                                                        The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-11): XXXXX                                              2025-12-11 13:20:53                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-08): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27017534        34918822                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-10 19:37:33  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25858038        35000871                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 18:35:41  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22049733        35037981                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.81845% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.81845%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-25 19:00:23  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.81845%).
[redacted]                        [redacted]        [redacted]      [redacted]            22049733        35038017                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25461693        34853615                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-11-19): XXXXX                                              2025-11-19 10:27:18                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-11-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25461693        34853620                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-04 19:14:02  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23111230        35357189                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The title report in file disclosed an amount of title insurance coverage that is  Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-12 19:50:53  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      less than the loan amount. Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23111230        35357298                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:50:53  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22890834        35004105                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 21:19:36  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25233676        35037794                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.08686% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.08686%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-25 19:00:23  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.08686%).
[redacted]                        [redacted]        [redacted]      [redacted]            25233676        35037828                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28217054        35133390                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.66146% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or .66146%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-04 18:01:26  No                   2                      B                               B                                        OR              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .66146%).
[redacted]                        [redacted]        [redacted]      [redacted]            28217054        35133391                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        OR              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23543468        35019301                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2025-11-26): XXXXX                                                                                        2025-11-26 15:50:19  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23543468        35019473                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25537741        35108614                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Hazard Insurance Policy was missing in this file.                                                                                                                                                                                                                                                                                       Reviewer Comment (2025-12-12): XXXXX                                              2025-12-12 10:18:36                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-08): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25537741        35108649                                         Compliance      Compliance                         State Compliance                          State HPML                                                                        (State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold)    XXXXX Non-Prime Home Loan: APR on subject loan of XX.XX% is equal to or greater                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-03): XXXXX                                                                                        2025-12-03 19:41:51  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other             "Within 90 days of closing, and prior to the commencement of any action against                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%. Non-Compliant Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            a lender, the borrower is notified of the violation and the lender makes
                                                                                                                                                                                                                                                                                                                                                                                                                            (Note: HELOC may be exempt from Non-Prime status if none of the proceeds used at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      appropriate restitution by either:
                                                                                                                                                                                                                                                                                                                                                                                                                            closing were for the purchase of the borrower's primary residence).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (a) making the nonprime home loan comply with the applicable provisions of the law; or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (b) changing the terms of the mortgage in a manner beneficial to the borrower so that the mortgage will no longer be considered a nonprime home loan;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Provide: Letter of Explanation and either: For option (a), proof of cure for each of the prohibited practice violations noted; or For option (b), a copy of refund check and proof of mailing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  OR

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Narrow Defense - CHD Approval Required) The lender is able to show by a preponderance of evidence (no timeframe noted) that the compliance failure was not intentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid such errors. Provide: (1)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made and (ii) the lender has not received any notice from borrower of the failure; (2) refund of amount over the Non-Prime Home Loan threshold maximum;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and (3) proof of delivery.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  OR

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The lender and borrower otherwise reach a mutual agreement on an appropriate remedy or curative action."
[redacted]                        [redacted]        [redacted]      [redacted]            25537741        35108650                                         Compliance      Compliance                         State Compliance                          State HPML                                                                        (State HPML Provision) Connecticut Non-Prime Home Loan (Escrow Not Established)   XXXXX Non-Prime Home Loan (HB5577): Escrow Account not established on first lien                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-03): XXXXX                                                                                        2025-12-03 19:41:59  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other             See any available cure under the Connecticut Non-Prime Home Loan threshold                                  Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for payment of taxes and insurance.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          exception.
[redacted]                        [redacted]        [redacted]      [redacted]            25537741        35108651                                         Compliance      Compliance                         State Compliance                          State HPML                                                                        (State HPML Disclosure) Connecticut Non-Prime Home Loan (First Mortgage           XXXXX Non-Prime Home Loan (HB5577): Borrower not provided First Mortgage                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-03): XXXXX                                                                                        2025-12-03 19:42:05  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other             See any available cure under the Connecticut Non-Prime Home Loan threshold                                  Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Disclosure Not Provided)                                                          Disclosure generally describing the terms of the transaction.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         exception.
[redacted]                        [redacted]        [redacted]      [redacted]            25537741        35108673                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23653710        35017121                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28150864        35759012                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-07-28): No discount points were excluded. Exception        2026-07-28 11:41:22                                            No                   1                      B                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                            cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-07-28): Reopening to clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-18): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28150864        35759281                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-11): XXXXX                                                                                        2026-02-11 12:14:12  No                   1                                                                                               AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25945444        35192052                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26943341        35108605                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28197950        35042416                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-25 19:00:23  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            28197950        35042420                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25076247        35167788                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25589301        35195214                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27129513        35348908                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20080468        35318920                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29621628        35468202                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29621628        35483801                                         Credit          Credit                             Credit Documentation                      Guideline                                                                         Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM)                                                                                       Final 1003 reflect primary rent expense of $500 per month, however missing                                                                                                                                                                                                                                                              Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 14:02:10                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          not provided                                                                                                                                                        verification of rent.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22093466        34962258                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-14 18:08:53  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28360624        34943736                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-12 18:39:10  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28360624        34943742                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 16:25:00                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28360624        34943754                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-12 18:39:10  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21883579        35037740                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2025-11-25 19:00:23  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21883579        35037741                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-25 19:00:23  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26473322        35039963                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 17:34:06                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26473322        35039973                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $1,663.80. Threshold maximum is $1,500.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 17:34:06                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26473322        35039981                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 17:34:06                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26473322        35039991                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $1,663.80. Threshold maximum is $1,500.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 17:34:06                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.54600% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .54600%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-11-26): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            26473322        35039993                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 17:34:06                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26473322        35040015                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.54600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .54600%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-25 19:00:23  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .54600%).
[redacted]                        [redacted]        [redacted]      [redacted]            26473322        35040117                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22658180        35124520                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-03 15:24:12  No                   2                      A                               A                                        MD              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28993486        35149424                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        MD              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23370534        35025140                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24559789        35036934                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.86650% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .86650%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-25 19:00:23  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .86650%).
[redacted]                        [redacted]        [redacted]      [redacted]            27311743        35039031                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27475977        35058604                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 The file is missing copy of Right to cancel document.                                                                                                                                                                                                                                                                                   Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 09:18:12                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27475977        35058636                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Missing Final 1003                                                                                                                                The file is missing copy of Final 1003.                                                                                                                                                                                                                                                                                                 Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 09:07:11                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27475977        35058640                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   The file is missing copy of security instrument.                                                                                                                                                                                                                                                                                        Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 09:22:49                                            No                   1                      D                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27475977        35058644                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-26 16:34:06  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28165232        35217058                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21586077        35037745                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22801391        34995342                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 7.16800% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or 2.16800%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-19 21:19:36  No                   2                      B                               B                                        FL              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or 2.16800%).
[redacted]                        [redacted]        [redacted]      [redacted]            22801391        34995410                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 21:19:36  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22801391        34995431                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 The file was missing a copy of the Mortgage Statement.                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-11-20): XXXXX                                              2025-11-20 15:15:55                                            No                   1                      C                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22801391        34995452                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 68.38439% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2025-11-20): XXXXX                                              2025-11-20 15:14:19                                            No                   1                      C                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. The difference is due to Lender qualifying borrower with higher rental income than verified in audit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27660288        35027846                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-04): XXXXX                                                                   2025-12-04 19:10:35                       No                   2                      C                               B                                        NJ              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2025-12-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27660288        35027859                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20290445        35027943                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25045537        35162386                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28989807        35312450                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.49941% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.49941%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-31 16:16:11  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.49941%).
[redacted]                        [redacted]        [redacted]      [redacted]            28989807        35312453                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 16:16:11  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26982575        35003110                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-11-19 21:19:36  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24883550        35027954                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-21 18:25:09  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24883550        35027956                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26054891        35118298                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.73760% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .73760%                                                                                                                                                                                                                                                                                                                                                                                                 2025-12-02 18:57:50  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .73760%).
[redacted]                        [redacted]        [redacted]      [redacted]            26054891        35118309                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-02 18:57:50  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            26054891        35130497                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-02 18:57:50  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24596549        35107294                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26069712        35261534                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29115615        35323686                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            29115615        35323695                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the                                                                                     Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-06 14:00:26  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.
[redacted]                        [redacted]        [redacted]      [redacted]            27241531        34974894                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-17 17:01:59  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27241531        34980958                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 59.31128% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-05): XXXXX                                              2025-12-05 09:02:00                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. The difference is due to Lender grossing up
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Social Security income without proof of nontaxable portion.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23734245        35106485                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21873646        35071744                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-28 19:11:52  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21873646        35071774                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.17854% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .17854%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-28 19:11:52  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .17854%).
[redacted]                        [redacted]        [redacted]      [redacted]            25525037        35026682                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   The file was missing a copy of the Security Instrument - Subject Lien.                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-08): XXXXX                                              2025-12-08 08:53:52                                            No                   1                      D                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25525037        35026690                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25525037        35026720                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.32198% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or .32198%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-20 20:12:51  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .32198%).
[redacted]                        [redacted]        [redacted]      [redacted]            28253824        35024450                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        MD              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21174890        35108482                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20975233        35161033                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21014493        34973919                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-17 20:38:31  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21014493        34973931                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 16:07:37                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20990251        34973666                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-17 17:01:59  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20990251        34973717                                         Credit          Asset                              Asset Calculation / Analysis              Asset                                                                             Available for Closing is insufficient to cover Cash From Borrower.                                                                                                  Available for Closing is insufficient to cover Cash From Borrower. Documented                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-05): XXXXX                                              2025-12-05 09:54:09                                            No                   1                      C                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              qualifying Assets for Closing of $0.00 is less than Cash From Borrower $57.39.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Please provide additional Assets.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23374676        35103751                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        MO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22080918        34974190                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-17 17:01:59  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25251682        35027433                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                                                                                                                                                          2025-11-21 18:25:09  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days  applicant within three (3) business days of application or determination of
                                                                                                                                                                                                                                                                                                                                                                                                                            of application or determination of first lien status.                             first lien status.
[redacted]                        [redacted]        [redacted]      [redacted]            25251682        35027490                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21777244        35133060                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 21:39:54  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24835222        35021244                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2025-11-26): XXXXX                                                                                        2025-11-26 15:51:04  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24835222        35021248                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Hazard Insurance Policy expires within 90 days of the Note Date.                  Hazard Insurance Policy Expiration Date ___, Note Date ___                        Hazard Insurance Policy expires within 90 days of the Note Date.                                                                                                                                                                                                                                                                        Reviewer Comment (2025-11-25): XXXXX                                                                                        2025-11-25 14:04:04  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            24835222        35021257                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                            2025-11-21 18:25:09  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     provided with an effective date between application date and note date.
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24835222        35021340                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 Insurance Verification is Missing                                                                                                                                                                                                                                                                                                       Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 11:50:34                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23979986        35026496                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        IL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20408041        35254175                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20408041        35254186                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-19 15:01:39  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24651155        34978022                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-17 20:38:31  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24651155        34978041                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 16:09:38                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24651155        34978505                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-17 20:38:31  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24124855        35027765                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27915193        35194468                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22643903        35108812                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 21:39:04  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23627490        35020514                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23627490        35020928                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2025-11-26): XXXXX                                                                                        2025-11-26 15:50:19  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            28870538        35309450                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-30 21:50:08  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20634503        35033563                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27043227        35218849                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23110067        35184342                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 20:22:16  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23110067        35184354                                         Credit          Insurance                          Insurance Documentation                   Insurance                                                                         Missing Document: Flood Insurance Policy not provided                                                                                                               Flood Insurance Policy is missing.                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 13:01:20                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23110067        35202927                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 13:00:31                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23544430        35935582                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23544430        35935934                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  County property taxes shows paid on closing statement but does not show on HELOC                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-11): XXXXX                                                                                        2026-03-11 19:30:57  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25877629        35133488                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 21:39:54  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22938738        35025058                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22938738        35025117                                         Credit          Missing Document                   General                                   Missing Document                                                                  Missing Document: Verification of Non-US Citizen Status not provided                                                                                                The file was missing a copy of verification non-us citizen document.                                                                                                                                                                                                                                                                    Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 11:52:06                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28163260        35003392                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 18:35:41  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20638855        35004870                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-19 18:35:41  No                   2                      B                               B                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29848730        34977095                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-11): XXXXX                                              2025-12-11 08:45:07                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29848730        34977098                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-17 17:01:59  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29848730        34977101                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-17 17:01:59  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24810188        35024438                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 20:58:46                                            No                   1                                                      A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21563696        35038298                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25957613        35216443                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25342605        35149876                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20156407        35025319                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20156407        35025363                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 XXXXX Tax Verification is missing.                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 12:07:34                                            No                   1                      C                               A                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22663745        35148436                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27401346        35027776                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22776170        35217610                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28769919        35595336                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:55:04  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24097426        34925220                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-11-10 19:37:33  No                   1                                                                                               NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24097426        34968119                                         Credit          Guideline                          Guideline Issue                           Guideline                                                                         Aged document: Credit Report is more than 120 days prior to the note date.                                                                                          Co-Borrower credit report is 122 days old as of Note date.                        Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2025-12-03): XXXXX                                                                                        2025-12-03 11:07:33  Yes                  2                                                      B                                        NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-20): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC                                                                          Seller Comment (2025-11-19): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The refinance has decreased the borrower's monthly debt payments by 20% or more.
[redacted]                        [redacted]        [redacted]      [redacted]            27535360        35027075                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.69689% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .69689%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-24 18:17:27  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .69689%).
[redacted]                        [redacted]        [redacted]      [redacted]            27535360        35027077                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 21:01:20                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27535360        35027145                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20051031        35191305                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20051031        35191324                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-12 19:12:35  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20051031        35196205                                         Credit          Missing Document                   General                                   Missing Document                                                                  Incomplete Document: 1003 Final is incomplete                                                                                                                       Final 1003 Not signed and dated by the Borrower(s).                                                                                                                                                                                                                                                                                     Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 08:37:57                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22347924        35191097                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22133288        35003302                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 18:35:41  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27352669        35072731                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-28 19:11:52  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29635634        35184382                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.01000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .01000%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-11 20:22:16  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .01000%).
[redacted]                        [redacted]        [redacted]      [redacted]            29635634        35184384                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior    RTC disclosed incorrect transaction and/or expiration date.                                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-06): XXXXX                                                                   2026-01-06 14:38:01                       No                   2                      C                               B                                        FL              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29635634        35184542                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                       Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2025-12-11 20:22:16  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            29635634        35184548                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-11 20:22:16  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            29635634        35184549                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2025-12-16): XXXXX                                                                                        2025-12-16 17:24:05  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            29635634        35470824                                         Credit          Borrower and Mortgage Eligibility  Mortgage / Program Eligibility            Borrower and Mortgage Eligibility                                                 Missing Document: Note - Subordinate Lien not provided                                                                                                              Missing evidence of payment, terms, and current balance of 1st lien.                                                                                                                                                                                                                                                                    Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 14:15:07                                            No                   1                                                      A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29635634        35580960                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                       Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2026-01-20 08:36:18  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            29635634        35580996                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Note - Senior Lien not provided                                                                                                                   Missing evidence of payment, terms, and current balance of 1st lien.                                                                                                                                                                                                                                                                    Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 14:16:14                                            No                   1                                                      A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            29635634        35581028                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2026-01-20 08:43:18  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            24170724        35073401                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-01 20:24:39  No                   1                                                                                               CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24170724        35073408                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99991% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99991%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-01 20:24:39  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99991%).
[redacted]                        [redacted]        [redacted]      [redacted]            23810997        35027708                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 8.37822% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or 3.37822%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-24 18:17:27  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or 3.37822%).
[redacted]                        [redacted]        [redacted]      [redacted]            23810997        35027725                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-24 18:17:27  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23810997        35027731                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-11-24 18:17:27  No                   1                                                                                               CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28557662        35027146                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28991330        35152910                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:12:00  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28991330        35152924                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-10): XXXXX                                                                                        2025-12-10 18:30:35  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            29884551        35026170                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 21:05:32                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29884551        35026171                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 21:05:32                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 5% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29884551        35026181                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 21:05:32                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29884551        35026190                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $5,598.06. Threshold maximum is $5,000.05.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 21:05:32                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.59800% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .59800%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-11-24): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            29884551        35026197                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5,598.06. Threshold maximum is $5,000.05.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 21:05:32                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2025-11-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29884551        35026198                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.59800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.59800%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-21 18:25:09  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.59800%).
[redacted]                        [redacted]        [redacted]      [redacted]            29884551        35026208                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 HOA Verification document is missing                                                                                                                                                                                                                                                                                                    Reviewer Comment (2025-11-26): XXXXX                                              2025-11-26 13:43:42                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29884551        35026211                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29884551        35026215                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-21 18:25:09  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22887238        35137244                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 21:39:54  No                   2                      A                               A                                        RI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21724645        35263545                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-22 16:15:01  No                   1                                                                                               SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25262038        35347994                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22217665        35167924                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-09 20:41:38  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     securitization purposes.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20408506        35058850                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-26 16:34:06  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23255932        34996046                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 18:35:41  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28448782        35117853                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-02 20:36:40  No                   2                      A                               A                                        NJ              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21065391        35309791                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.33450% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .33450%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-30 21:50:08  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .33450%).
[redacted]                        [redacted]        [redacted]      [redacted]            21065391        35309846                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26202251        35035516                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28743160        35246070                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        ID              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28797586        35168470                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.53304% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .53304%).                                                                                                                                                                                                                                                                                                                                                                                               2025-12-09 20:41:38  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .53304%).
[redacted]                        [redacted]        [redacted]      [redacted]            28797586        35168476                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-09 20:41:38  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26670203        35036756                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.34840% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .34840%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-25 19:00:23  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                     an investor allowable total of $XXX (an overage of $XXX or .34840%).
[redacted]                        [redacted]        [redacted]      [redacted]            26670203        35036760                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26670203        35036771                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 15:35:58                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26091957        35174387                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26091957        35174401                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary/Commitment does not reflect a coverage amount (no final title                                                                                       The preliminary title report in file did not disclose the amount of title                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-05): XXXXX                                              2026-01-05 12:28:26                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          policy in file). Unable to determine if appropriate coverage is provided.                                                                                           insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26091957        35174403                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-05): XXXXX                                              2026-01-05 15:10:01                                            No                   1                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            27182464        35108444                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.23900% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .23900%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-01 20:32:39  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .23900%).
[redacted]                        [redacted]        [redacted]      [redacted]            27182464        35108479                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-01 20:32:39  No                   1                                                                                               UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21356358        35104158                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20246890        35026557                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2025-11-26): XXXXX                                                                                        2025-11-26 15:51:04  No                   2                      B                               B                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20246890        35026579                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-11-21 18:25:09  No                   2                      A                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26655922        35389975                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29435354        35069908                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-28 19:11:52  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21030630        35150361                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-05 21:26:05  No                   1                                                                                               IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29234239        35269669                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2025-12-22 16:15:01  No                   1                                                                                               ID              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            29330448        35025493                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21522757        35182158                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2025-12-11 20:22:16  No                   1                                                                                               MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            25624645        35274578                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23329594        35165851                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 20:41:38  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26599752        35136406                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 21:39:54  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24669329        35265498                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26191275        35183978                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 20:22:16  No                   2                      A                               A                                        VA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23073868        35166886                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 20:41:38  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23073868        35166889                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-09 20:41:38  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23073868        35166961                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.37567% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .37567%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-09 20:41:38  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .37567%).
[redacted]                        [redacted]        [redacted]      [redacted]            21237414        34963236                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.98286% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.98286%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-14 17:42:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.98286%).
[redacted]                        [redacted]        [redacted]      [redacted]            21237414        34963291                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-14 17:42:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21237414        34963304                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-03): XXXXX                                              2025-12-03 13:39:57                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26058871        35037457                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29963237        35026775                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29963237        35026799                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.16814% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .16814%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-24 18:17:27  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .16814%).
[redacted]                        [redacted]        [redacted]      [redacted]            28604995        35160719                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28604995        35160723                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-08 18:19:53  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28604995        35160815                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 16:15:29                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28604995        35160816                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5,546.00 Threshold maximum is $5,000.00.                                                                                                                                                                                                                                                              Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 16:15:29                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28604995        35160817                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 16:15:29                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28604995        35160818                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or .54600%.                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 16:15:29                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.54600% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .54600%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-09): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            28604995        35160819                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 16:15:29                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28604995        35160821                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.54600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.54600%                                                                                                                                                                                                                                                                                                                                                                                                2025-12-08 18:19:53  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.54600%).
[redacted]                        [redacted]        [redacted]      [redacted]            24945797        35172874                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.04967% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .04967%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-10 19:44:45  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .04967%).
[redacted]                        [redacted]        [redacted]      [redacted]            24945797        35172880                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23969660        35312782                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 16:16:11  No                   2                      A                               A                                        PA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27806078        35148695                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29409979        35120265                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-02 20:36:40  No                   2                      A                               A                                        NV              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27795808        35132312                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 21:39:54  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20849605        35182052                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 20:22:16  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29425774        35267060                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29744711        35057805                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-26 16:34:06  No                   2                      A                               A                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29744711        35057807                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-26 16:34:06  No                   2                      B                               B                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21225430        35026304                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 21:42:27  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21225430        35026443                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-03): XXXXX                                              2025-12-03 09:49:11                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21225430        35026444                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $4,020.96. Threshold maximum is $4,000.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-03): XXXXX                                              2025-12-03 09:49:11                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce fees from Finance Charge as required resulting in false higher threshold calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21225430        35026445                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-03): XXXXX                                              2025-12-03 09:49:11                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21225430        35026446                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or .02620%.                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-03): XXXXX                                              2025-12-03 09:49:11                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.02620% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .02620%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-11-24): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            21225430        35026447                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-03): XXXXX                                              2025-12-03 09:49:11                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21225430        35026448                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.02620% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .02620%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-21 21:42:27  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .02620%).
[redacted]                        [redacted]        [redacted]      [redacted]            21097898        34995569                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-11-24): XXXXX                                              2025-11-24 19:53:40                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21097898        34995570                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,433.60 Threshold maximum is $2,410.00.                                                                                                                                                                                                                                                              Reviewer Comment (2025-11-24): XXXXX                                              2025-11-24 19:53:40                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2025-11-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21097898        34995571                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-11-24): XXXXX                                              2025-11-24 19:53:40                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21097898        34995572                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $2,433.60. Threshold maximum is $2,410.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-11-24): XXXXX                                              2025-11-24 19:53:40                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.04896% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .04896%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-11-20): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            21097898        34995573                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-11-24): XXXXX                                              2025-11-24 19:53:40                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21097898        34995574                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.04896% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .04896%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-19 18:35:41  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .04896%).
[redacted]                        [redacted]        [redacted]      [redacted]            21443412        35036853                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21443412        35036880                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.07010% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.07010%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-25 19:00:23  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.07010%).
[redacted]                        [redacted]        [redacted]      [redacted]            20828955        35072228                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:26:01                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2025-12-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20828955        35072229                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:26:01                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20828955        35072230                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5,204.70. Threshold maximum is $5,014.89.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:26:01                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2025-12-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20828955        35072231                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:26:01                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20828955        35072232                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     XXXXX Points and Fees exceed allowable threshold by $XXX or .22900%.                                                                                                                                                                                                                                                                    Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:26:01                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.22900% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .22900%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-02): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            20828955        35072233                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Borrower did not receive pre-loan counseling.                                                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:26:01                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20828955        35072234                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.22900% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.22900%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-01 20:24:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.22900%).
[redacted]                        [redacted]        [redacted]      [redacted]            20828955        35072253                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:24:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20828955        35072261                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-01 20:24:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20828955        35072281                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 15:01:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20854161        35304343                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.54635% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.54635%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-29 21:22:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.54635%).
[redacted]                        [redacted]        [redacted]      [redacted]            20854161        35304347                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24927115        35026310                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24927115        35026532                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 17:36:40                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24927115        35026533                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $7,966.35. Threshold maximum is $7,875.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 17:36:40                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2025-11-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24927115        35026534                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 17:36:40                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24927115        35026535                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or .5800%.                                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 17:36:40                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.05800% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .05800%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-11-25): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            24927115        35026536                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 17:36:40                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24927115        35026537                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.05800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.05800%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-24 18:17:27  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.05800%).
[redacted]                        [redacted]        [redacted]      [redacted]            28062871        35159275                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28062871        35159293                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-08 18:19:53  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25763031        35191582                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25763031        35191586                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary/Commitment does not reflect a coverage amount (no final title                                                                                       The preliminary title report in file did not disclose the amount of title                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 11:49:19                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          policy in file). Unable to determine if appropriate coverage is provided.                                                                                           insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25763031        35191587                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 11:49:12                                            No                   1                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            24760608        35104671                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-01 20:32:39  No                   2                      B                               B                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            24760608        35104729                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-05): XXXXX                                              2026-01-05 13:16:25                                            No                   1                                                      A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 184                                                                                                                              securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-15): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24760608        35104743                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not      -                                                                                 Form 1004D/442 is missing in the file.                                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 10:33:58                                            No                   1                      C                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24760608        35109658                                         Credit          Credit                             Miscellaneous                             Credit                                                                            Kroll Second Lien Property Exception - Primary Valuation with defect                                                                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 20:47:23                                            No                   1                      C                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24760608        35642542                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 21:56:56  No                   1                                                                                               MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186
[redacted]                        [redacted]        [redacted]      [redacted]            27506506        35348949                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29426389        35071702                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:32:02                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29426389        35071703                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,370.63. Threshold maximum is $1,875.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:32:02                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                 calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2025-12-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29426389        35071704                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:32:02                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29426389        35071705                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or 1.32168%.                                                                                                                                                                                                                                                                         Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:32:02                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            6.32168% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or 1.32168%). Non-Compliant                                                                                                                                                                                                                                                                                                                                          Seller Comment (2025-12-01): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            29426389        35071706                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-04): XXXXX                                              2025-12-04 19:32:02                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29426389        35071707                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 6.32168% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.32168%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-28 19:11:52  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.32168%).
[redacted]                        [redacted]        [redacted]      [redacted]            29426389        35071716                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-28 19:11:52  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29998535        35133833                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20582234        35167942                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 20:41:38  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20582234        35167953                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.72300% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .72300%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-09 20:41:38  No                   2                      B                               B                                        NY              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .72300%).
[redacted]                        [redacted]        [redacted]      [redacted]            28090452        35027973                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   Coverage Shortfall. The Title Policy Amount of $XXXXX is less than the Note       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-21 21:42:27  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      amount of $XXXXX.
[redacted]                        [redacted]        [redacted]      [redacted]            28090452        35027980                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                                                                                                                                                                                                                                                                                                                                                         Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 08:57:49                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-19): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21000640        35027932                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28595849        35812242                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-17): XXXXX                                                                                        2026-02-17 11:32:52  No                   1                                                                                               PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25618313        35071106                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-28 19:11:52  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22035650        35026638                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21798314        35235898                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-18 18:32:48  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21798314        35235923                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-18 18:32:48  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21798314        35235937                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-22): XXXXX                                                                   2025-12-22 18:01:24                       No                   2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2025-12-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29096192        35038046                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 15:40:59                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29096192        35038047                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29096192        35038062                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-25 19:00:23  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29096192        35038093                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 8.61688% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or 3.61688%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-25 19:00:23  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or 3.61688%).
[redacted]                        [redacted]        [redacted]      [redacted]            29096192        35038103                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            The DTI of 50.01522% exceeds the QM maximum of 50.00% The difference is due to                                                                                                                                                                                                                                                          Reviewer Comment (2025-11-28): XXXXX                                              2025-11-28 13:51:42                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              First lien payments.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23472957        35127933                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 13:44:03                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23472957        35127965                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-04 18:01:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23472957        35127969                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23472957        35127978                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.72336% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.72336%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-04 18:01:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.72336%).
[redacted]                        [redacted]        [redacted]      [redacted]            20544684        35037764                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-02): XXXXX                                              2025-12-02 09:11:21                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2025-11-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20544684        35037771                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28237087        35027053                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25321931        35579968                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 18:28:11                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2026-01-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25321931        35579969                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 18:28:11                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25321931        35579970                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $8,967.17. Threshold maximum is $8,850.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 18:28:11                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25321931        35579971                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 18:28:11                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25321931        35579972                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $8,967.17. Threshold maximum is $8,850.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 18:28:11                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.06620% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .06620%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-23): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25321931        35579973                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 18:28:11                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25321931        35579974                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.06620% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.06620%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-22 14:16:31  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.06620%).
[redacted]                        [redacted]        [redacted]      [redacted]            25321931        35579983                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-22 14:16:31  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25321931        35579992                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-22 14:16:31  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29408016        35192198                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25489356        35104756                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25681740        35118063                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-10): XXXXX                                                                                        2025-12-10 18:30:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25681740        35118092                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-02 18:57:50  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29153487        35027332                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2025-11-24 18:17:27  No                   1                                                                                               MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            27018869        35501040                                         Credit          Guideline                          Guideline Issue                           Guideline                                                                         Guidelines require Hybrids, Drive-Bys, Desktop Appraisals, AVMs, and BPOs to be                                                                                     AVM date is greater than one month prior to Note date. AVM is dated XX/XX/XX,                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 23:30:46                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          dated within 2 months prior to the Note date.                                                                                                                       and Note date is XX/XX/XX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27018869        35501852                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28917651        35216611                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24528405        35028930                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26780897        35148812                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        OH              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29431179        35103717                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27993105        35118958                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-02 18:57:50  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28509509        35036758                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28509509        35037461                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Loan originated as Primary residence, yet URLA declarations indicates borrower    -                                                                                 Subject is refinance of Primary home. Final 1003 declaration section 5a-A                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-05): XXXXX                                              2025-12-05 13:46:57                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          will not occupy.                                                                                                                                                    reflects the borrower does not intend to occupy the property as their primary residence.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25022744        35002517                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 18:35:41  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25981271        35136285                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22570633        35192649                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27331594        35040012                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2025-11-25 19:00:23  No                   2                      B                               B                                        TX              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            27331594        35040013                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2025-11-25 19:00:23  No                   2                      B                               B                                        TX              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            27331594        35040042                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        TX              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27331594        35056071                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-25 19:00:23  No                   2                      B                               B                                        TX              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27331594        35056086                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2025-11-25 19:00:23  No                   2                      B                               B                                        TX              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[redacted]                        [redacted]        [redacted]      [redacted]            29743174        35164718                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-10): XXXXX                                                                                        2025-12-10 18:34:11  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29743174        35164730                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 20:57:27  No                   2                      A                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22673099        35074702                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-28 19:11:52  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22673099        35074770                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       The file was missing a copy of the Right to Receive a Copy appraisal.                                                                                                                                                                                                                                                                   Reviewer Comment (2025-12-03): XXXXX                                                                                        2025-12-03 19:46:36  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21593025        35323193                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21242209        35149300                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28011935        35175256                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-10 19:44:45  No                   1                                                                                               UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28732204        35252767                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24925263        35261801                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29990243        35132269                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        DE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21775613        35002502                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 18:35:41  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21775613        35002506                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-19 18:35:41  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23492355        35026620                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 16:05:36                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23492355        35026622                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-24 18:17:27  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23492355        35026643                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23492355        35026651                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.61167% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-11-24 18:17:27  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .61167%).
[redacted]                        [redacted]        [redacted]      [redacted]            23492355        35297411                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-30): XXXXX                                                                   2025-12-30 22:28:15                       No                   2                                                      B                                        CA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2025-12-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20855263        35135936                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24112548        35235902                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-05): XXXXX                                                                   2026-01-05 12:20:18                       No                   2                      C                               B                                        FL              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Reviewer Comment (2025-12-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24112548        35235928                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-17 19:10:22  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28384997        35124200                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 15:32:28                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28384997        35124208                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-03 15:24:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28384997        35124210                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-03 15:24:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26053830        35176878                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22317655        35166145                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 20:41:38  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20477437        35184203                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 20:22:16  No                   2                      A                               A                                        WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25306276        35025602                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2025-11-21 18:25:09  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            21986585        35152238                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21986585        35152533                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 54.91691% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-09): XXXXX                                              2025-12-09 09:40:34                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. Difference is due to lender grossing up full social security income without proof of nontaxable income or benefit letter
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              showing social security is for disablility.                                                                                                                                                                                                                                                                                             Seller Comment (2025-12-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22123204        35134005                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24652728        35108771                                         Compliance      Compliance                         Federal Compliance                        RESPA                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement   RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                                                                                                                                                                         Reviewer Comment (2025-12-03): XXXXX                                                                                        2025-12-03 19:49:11  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.            Disclosure to applicant within three (3) business days of application.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24652728        35108822                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28324039        35037853                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling  XXXXX Residential Mortgage Originator and Servicer Licensing Act: Refinance of a  Mortgage Originator and Servicer Licensing Act: Refinance of a "special                                                                                                                                                                                                                                                                 Reviewer Comment (2025-12-03): XXXXX                                                                                        2025-12-03 19:48:11  No                   2                      B                               B                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                      "special mortgage" without evidence that borrower received counseling on          mortgage" without evidence that borrower received counseling on advisability of
                                                                                                                                                                                                                                                                                                                                                                                                                            advisability of transaction by an authorized independent loan counselor.          transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-01): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28324039        35037876                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23788472        35803372                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-16 17:49:13  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24694168        35027916                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-24 18:17:27  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24694168        35027918                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27320821        35151896                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 13:26:36                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27320821        35152310                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) North Carolina High-Cost Loan (Points and Fees)                 XXXXX Anti-Predatory Lending Law: Points and Fees on subject loan of 5.10759% is  Points and Fees exceed allowable threshold by $XXX or .10759%.                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-11): XXXXX                                              2025-12-11 16:17:39                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             Within 30 days of loan closing and prior to receiving notice from the borrower                              Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide:
                                                                                                                                                                                                                                                                                                                                                                                                                            and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (1) Lender Attestation of no notice from the borrower of the failure; (2) Signed
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .10759%). Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                         Seller Comment (2025-12-09): XXXXX                                                                                                                                                                                                                                                                                                          letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (3) Assuming option (a) is selected, a copy of refund check and proof of mailing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (must be in transit with courier); (4) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (5) If option 4(a) is selected, copy of refund check and proof of mailing (must be in transit with courier); (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            27320821        35152336                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24789729        35159464                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.45700% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.45700%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-08 18:19:53  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.45700%).
[redacted]                        [redacted]        [redacted]      [redacted]            24789729        35159474                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24789729        35159483                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-08 18:19:53  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25454656        35181984                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:49:29  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25454656        35181996                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 XXXXX HOA Verification is missing in file.                                                                                                                                                                                                                                                                                              Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 09:49:05                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26509385        35218941                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        VT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28087702        35131977                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21508678        35036687                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21508678        35036811                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.80000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.80000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-25 19:00:23  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.80000%).
[redacted]                        [redacted]        [redacted]      [redacted]            23417063        35166042                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:37:31  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25524004        35151364                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:12:00  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24898263        35014706                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Condo Master Policy is missing from file.                                                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 08:32:11                                            No                   1                      C                               A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24898263        35014726                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-20 20:12:51  No                   2                      A                               A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28959630        35119018                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-02 18:57:50  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25542831        35038440                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.85336% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.85336%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-25 19:00:23  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.85336%).
[redacted]                        [redacted]        [redacted]      [redacted]            25542831        35038444                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29607083        35218347                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25184487        35148743                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:12:00  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25184487        35148775                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 The file is missing copy of foster care award letter.                                                                                                                                                                                                                                                                                   Reviewer Comment (2025-12-12): XXXXX                                              2025-12-12 15:48:30                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27458661        35135612                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21170172        35350341                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27714843        35448230                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-12 19:40:15  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25533958        35134141                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 13:59:25                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25533958        35134152                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-04 18:01:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25533958        35134155                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26383224        35072755                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-28 19:11:52  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25724747        35003131                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-19 18:35:41  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25724747        35003135                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 16:03:50                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25724747        35003157                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-19 18:35:41  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            27794252        35027986                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.23530% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .23530%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-24 18:17:27  No                   2                      B                               B                                        NE              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .23530%).
[redacted]                        [redacted]        [redacted]      [redacted]            27794252        35027993                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        NE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21279729        35135864                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-04 18:01:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21279729        35135867                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21968992        35039375                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling  XXXXX Residential Mortgage Originator and Servicer Licensing Act: Refinance of a                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-03): XXXXX                                                                                        2025-12-03 19:48:11  No                   2                      B                               B                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                      "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-01): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21968992        35039380                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20804645        35174048                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.18106% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .18106%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-10 19:44:45  No                   2                      B                               B                                        NY              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .18106%).
[redacted]                        [redacted]        [redacted]      [redacted]            20804645        35174062                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29951535        35028715                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29951535        35028716                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-11): XXXXX                                              2025-12-11 19:48:53                                            No                   1                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            27107119        35354673                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:50:53  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25132037        35199922                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.26214% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .26214%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-15 16:25:13  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .26214%).
[redacted]                        [redacted]        [redacted]      [redacted]            25132037        35199929                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-15 16:25:13  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25132037        35199956                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:26:29                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27192292        35154559                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                            2025-12-05 21:26:05  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     provided.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28522176        35219619                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29404188        35149595                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21911749        35325981                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                            2026-01-05 21:43:57  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     provided with an effective date between application date and note date
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20557105        35134118                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22938472        35184092                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:49:29  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25854071        35117777                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.85577% is in  XXXXX Points and Fees exceed allowable threshold by $6.95 or 3.85577%.                                                                                                                                                                                                                                                                                                                                                                                              2025-12-02 18:57:50  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.85577%).
[redacted]                        [redacted]        [redacted]      [redacted]            25854071        35117786                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-02 18:57:50  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27498216        35027588                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 13:06:10                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-14): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27498216        35027595                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27931654        35118312                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-03 15:24:12  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25474364        35120103                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-02 18:57:50  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20932390        35192264                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26790306        35166058                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-10 19:37:31  No                   2                      B                               B                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26790306        35166059                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:37:31  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20447106        35132922                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28628226        35348669                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20526621        35791378                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25873364        35036896                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21586258        35028563                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.33552% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .33552%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-24 18:17:27  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .33552%).
[redacted]                        [redacted]        [redacted]      [redacted]            21586258        35028568                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26823877        35119214                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX CHL Complaint Agency Disclosure Timing Testing                              XXXXX Home Loan: Borrower not provided with a document, at time of application,   Borrower not provided with a document, at time of application, specifying the                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-08): XXXXX                                              2025-12-08 09:51:19                                            No                   1                      C                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            specifying the agency designated to receive complaints or inquiries about the     agency designated to receive complaints or inquiries about the origination and
                                                                                                                                                                                                                                                                                                                                                                                                                            origination and making of the loan.                                               making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26823877        35119226                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-03 15:24:12  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29054211        35035497                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25617823        35026101                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25617823        35068036                                         Credit          Borrower and Mortgage Eligibility  Mortgage / Program Eligibility            Borrower and Mortgage Eligibility                                                 Guideline Requirement: Combined High loan to value discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 11:04:35                                            No                   1                                                      A                                        NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25617823        35068037                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Combined loan to value discrepancy.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 11:04:35                                            No                   1                                                      A                                        NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29563929        35127201                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23600710        35025510                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23600710        35034501                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Legal / Regulatory / Compliance                                                   Final Title Policy is missing. No evidence of title in file.                                                                                                        Preliminary Title provided in file is for Senior Lien.                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-11-25): XXXXX                                              2025-11-25 13:41:12                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27651993        35245084                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.89850% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.89850%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-18 18:32:48  No                   2                      B                               B                                        IN              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.89850%).
[redacted]                        [redacted]        [redacted]      [redacted]            27651993        35245106                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27651993        35245117                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-18 18:32:48  No                   2                      B                               B                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23121554        35028755                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23121554        35029491                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $370,481.60. Provide updated policy reflecting                                                                                                                                                                                                                                                          Reviewer Comment (2025-11-26): XXXXX                                              2025-11-26 11:02:24                                            No                   1                      C                               A                                        NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20013469        35175116                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24227817        35148887                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22831945        35024249                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-21 18:25:09  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22831945        35024279                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            WVOE missing to qualify bonus income                                              Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2025-12-18): XXXXX                                                                                        2025-12-18 16:24:35  Yes                  2                      C                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-17): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-17): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2025-12-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2025-12-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-03): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-01): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-11-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24863848        35037137                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.17000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.17000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-25 19:00:23  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.17000%).
[redacted]                        [redacted]        [redacted]      [redacted]            24863848        35037139                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2025-11-25 19:00:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     securitization purposes.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28940113        35161918                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-11): XXXXX                                              2025-12-11 16:09:50                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28940113        35161919                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $1,981.91. Threshold maximum is $1,825.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-11): XXXXX                                              2025-12-11 16:09:50                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28940113        35161920                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-11): XXXXX                                              2025-12-11 16:09:50                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28940113        35161921                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $1,981.91. Threshold maximum is $1,825.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-11): XXXXX                                              2025-12-11 16:09:50                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.42989% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .42989%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-09): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            28940113        35161922                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-11): XXXXX                                              2025-12-11 16:09:50                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28940113        35161923                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.42989% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .42989%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-08 18:19:53  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .42989%).
[redacted]                        [redacted]        [redacted]      [redacted]            28940113        35161936                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28940113        35161947                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-08 18:19:53  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25280708        35167893                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:41:07  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24720373        35167751                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-09 21:41:07  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24720373        35167842                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2025-12-09 21:41:07  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24720373        35273013                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-18 20:55:05  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23397000        35133979                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29826270        35184237                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-11 21:49:29  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29999040        35166023                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:37:31  No                   2                      A                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23470411        35151351                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24067488        35265285                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25213673        35134093                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20381111        35304937                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20432633        35165663                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:37:31  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27019318        35263210                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        OK              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27019318        35263568                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Verification(s) of employment is not within 10 business days of the Note.         -                                                                                 This file was missing a copy of VVOE. Per guidelines, Verbal Verification of      Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2025-12-24): XXXXX                                                                                        2025-12-24 12:33:09  Yes                  2                      C                               B                                        OK              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Employment VVOE completed within 10 days of closing must be provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2025-12-24): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC                                                                          Reviewer Comment (2025-12-23): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The qualifying DTI on the loan is at least 10% less than the guideline maximum.                                                                                                                                                                       Seller Comment (2025-12-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27019318        35603679                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Exception opened at client request, seller to provide correct loan package.                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 17:03:20                                            No                   1                                                      A                                        OK              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-29): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27019318        35735275                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-05 17:01:22  No                   2                                                      B                                        OK              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25467961        35162552                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.67500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.67500%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-08 18:19:53  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.67500%).
[redacted]                        [redacted]        [redacted]      [redacted]            25467961        35162574                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26325091        35243926                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21625098        35074154                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.10800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .10800%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-01 20:24:39  No                   2                      B                               B                                        WI              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .10800%).
[redacted]                        [redacted]        [redacted]      [redacted]            21625098        35074159                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:24:39  No                   2                      A                               A                                        WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21625098        35074161                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 09:47:06                                            No                   1                      C                               A                                        WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26451278        35057007                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-26 16:34:06  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20699257        35356711                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:50:53  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21027219        35071879                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-28 19:11:52  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21027219        35071929                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.59750% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.59750%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-28 19:11:52  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.59750%).
[redacted]                        [redacted]        [redacted]      [redacted]            29945562        35132887                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25963515        35117108                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99990% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99990%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-02 18:57:50  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99990%).
[redacted]                        [redacted]        [redacted]      [redacted]            25963515        35117130                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-02 18:57:50  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23772080        35164140                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-08 18:19:53  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23772080        35164157                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-08 18:19:53  No                   1                                                                                               CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            20254402        35216902                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20436016        35166132                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 01:31:48                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20436016        35166133                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 01:31:48                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20436016        35166134                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,069.30. Threshold maximum is $$1,895.00.                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 01:31:48                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20436016        35166135                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 01:31:48                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20436016        35166136                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $2,069.30. Threshold maximum is $1,895.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 01:31:48                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.45989% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .45989%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-10): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            20436016        35166137                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 01:31:48                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20436016        35166138                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.45989% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .45989%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-09 21:41:07  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .45989%).
[redacted]                        [redacted]        [redacted]      [redacted]            20436016        35166140                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      Nevada Home Loan (Home Loan Legend Not on Security Instrument)                    XXXXX Home Loan: Mortgage, Deed, or other instrument does not expressly indicate  Mortgage, Deed, or other instrument does not expressly indicate that loan is a                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-16): XXXXX                                                                                        2025-12-16 17:25:35  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            that loan is a "home loan" in at least 14 point font.                             "home loan" in at least 14-point font.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20436016        35166150                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:41:07  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22823760        35160936                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23905082        35137452                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-04 18:01:26  No                   1                                                                                               NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            28010496        35160997                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26117705        35216895                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.46320% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.46320%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-16 19:21:24  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.46320%).
[redacted]                        [redacted]        [redacted]      [redacted]            26117705        35216908                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22690102        35151058                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        NC              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29271670        35269702                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29271670        35275491                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              File is missing the Master Policy                                                                                                                                                                                                                                                                                                       Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 09:53:50                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24099391        35127897                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 21:39:54  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24622448        35176169                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 10:37:48                                            No                   1                                                      A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 180

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24622448        35176189                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-10 21:38:31  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24622448        35256069                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 10:39:02  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186
[redacted]                        [redacted]        [redacted]      [redacted]            22359508        35149171                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25979633        35166000                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:37:31  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27996122        35174183                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 10:41:12                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27996122        35174184                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 10:41:12                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27996122        35174185                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Mortgage loan financed Points and Fees.                                                                                                                                                                                                                                                                                                 Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 10:41:12                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27996122        35174186                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 10:41:12                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27996122        35174187                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 5.38736% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 10:41:12                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.38736% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     $5,926.10 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .38736%). Non-Compliant   $XXXXX (an overage of $426.10 or .38736%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                Seller Comment (2025-12-11): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            27996122        35174188                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 10:41:12                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27996122        35174189                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.38736% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.38736%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-10 19:44:45  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.38736%).
[redacted]                        [redacted]        [redacted]      [redacted]            27996122        35174263                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20590527        35103585                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-01 20:32:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            20590527        35103588                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28822381        35135613                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28822381        35155816                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Third party business verification is missing from loan file.                                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-08): XXXXX                                              2025-12-08 14:05:35                                            No                   1                      C                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26077971        35040493                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Federal HELOC Ability to Repay Reliable Documentation                             Truth in Lending Act (HELOC): Borrower's ability to repay not verified with       Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                   Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 11:57:12                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            reliable documentation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26077971        35040494                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 11:57:12                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26077971        35040495                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $4,773.02. Threshold maximum is $5,835.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 11:57:12                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26077971        35040496                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 11:57:12                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26077971        35040497                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $4,773.02 Threshold maximum is $5,835.00.                                                                                                                                                                                                                                                              Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 11:57:12                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.45399% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .45399%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-11-26): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            26077971        35040498                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Pre-loan counseling requirements not met.           Pre-loan counseling requirements not met.                                                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 11:57:12                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26077971        35040499                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.45399% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.45399%.                                                                                                                                                                                                                                                                                                                                                                                               2025-11-25 19:00:23  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.45399%).
[redacted]                        [redacted]        [redacted]      [redacted]            26077971        35040544                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23546693        35063519                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-26 16:34:06  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22308887        35055467                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 50.19575% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2025-11-26): XXXXX                                              2025-11-26 09:11:28                                            No                   1                      C                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. The difference is due to Lender not including the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              HOA dues for REO property located on XXXXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29953149        35128239                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29953149        35128247                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-04 18:01:26  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24961530        35167057                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-09 20:41:38  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99000%).
[redacted]                        [redacted]        [redacted]      [redacted]            24961530        35167060                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 20:41:38  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24961530        35167087                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-09 20:41:38  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27318793        35243507                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27318793        35243512                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-18 18:32:48  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22289638        35149621                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21304041        35173039                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20441459        35297116                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.51600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .51600%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-26 18:14:33  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .51600%).
[redacted]                        [redacted]        [redacted]      [redacted]            20441459        35297182                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-26 18:14:33  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26737932        35162857                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20171220        35235731                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        VT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29451143        35151652                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.61827% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.61827%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-05 21:26:05  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.61827%).
[redacted]                        [redacted]        [redacted]      [redacted]            29451143        35151668                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21973255        35167146                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-09 21:41:07  No                   1                                                                                               NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            23566427        35073296                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-28 19:11:52  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21405249        35029348                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21405249        35029360                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-24 18:17:27  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27175411        35182208                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:49:29  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24814464        35287477                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 16:34:06  No                   2                      A                               A                                        AZ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26953721        35235647                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26953721        35235661                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-31): XXXXX                                              2025-12-31 13:27:21                                            No                   1                                                      A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-29): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-22): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26953721        35235687                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.75600% is in  XXXXX points and Fees exceed allowable threshold by $XXX or 4.75600%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-17 19:10:22  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.75600%).
[redacted]                        [redacted]        [redacted]      [redacted]            26953721        35235689                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement)       XXXXX High-Cost Loan: No evidence that borrower received counseling on the        No evidence that borrower received counseling on the advisability of the loan                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 17:48:21                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other             See any available cure under the Georgia High Cost Loan threshold exception.                                Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            advisability of the loan transaction.                                             transaction.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26953721        35235690                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Georgia High-Cost Loan (Fair Lending Notice Not on   XXXXX High-Cost Loan: Required GFLA Notice is not displayed on all documents      Required GFLA Notice is not displayed on all documents that create a debt or                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 17:48:21                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other             See any available cure under the Georgia High Cost Loan threshold exception.                                Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Note and/or Security Instrument)                                                  that create a debt or pledge property as collateral.                              pledge property as collateral.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26953721        35235691                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Georgia High-Cost Loan (Points and Fees)                        XXXXX Fair Lending Act: Points and Fees on subject loan of 5.57245% is in excess  Points and Fees exceed allowable threshold by $XXX or .57245%.                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 17:48:21                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other             Within 90 days of loan closing and prior to receiving notice from the borrower:                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (a) offer restitution and make appropriate adjustments; or (b) to correct
                                                                                                                                                                                                                                                                                                                                                                                                                            total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      failure related to financing of insurance, make appropriate restitution by
                                                                                                                                                                                                                                                                                                                                                                                                                            overage of $XXX or .57245%). Non-Compliant High-Cost Loans.                                                                                                                                                                                                                                                                                                                                                               Seller Comment (2025-12-18): XXXXX                                                                                                                                                                                                                                                                                                          returning premiums paid plus interest charged on the premiums upon receipt of the notice of compliance failure.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  90 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            24409072        35148898                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20443230        35166010                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:37:31  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20443230        35166016                                         Credit          Asset                              Asset Calculation / Analysis              Asset                                                                             Available for Closing is insufficient to cover Cash From Borrower.                                                                                                  Verified liquid assets in the amount of $0.00 are insufficient to meet cash to                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-12): XXXXX                                              2025-12-12 12:15:18                                            No                   1                      C                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              close of $248.97.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27898576        35192483                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25363599        35305930                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21832780        35305496                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23485969        35202224                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-15 16:25:13  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23485969        35202229                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-15 16:25:13  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23485969        35202815                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2025-12-18): XXXXX                                              2025-12-18 19:15:27                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23485969        35202816                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total Fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-18): XXXXX                                              2025-12-18 19:15:27                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23485969        35202817                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $3,314.95. Threshold maximum is $3,292.10.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-18): XXXXX                                              2025-12-18 19:15:27                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23485969        35202818                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-18): XXXXX                                              2025-12-18 19:15:27                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23485969        35202819                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $3,314.95. Threshold maximum is $3,292.10.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-18): XXXXX                                              2025-12-18 19:15:27                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.03470% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .03470%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-16): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            23485969        35202820                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-18): XXXXX                                              2025-12-18 19:15:27                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23485969        35202821                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.03470% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .03470%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-15 16:25:13  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .03470%).
[redacted]                        [redacted]        [redacted]      [redacted]            28285347        35195180                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.06267% is in  XXXXX Points and Fees is in excess of allowable threshold of $94.00 or .06267%.                                                                                                                                                                                                                                                                                                                                                                                     2025-12-12 19:12:35  No                   2                      B                               B                                        NY              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .06267%).
[redacted]                        [redacted]        [redacted]      [redacted]            28285347        35195188                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26623017        35341428                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.33500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.78000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-07 16:36:20  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.33500%).
[redacted]                        [redacted]        [redacted]      [redacted]            26623017        35341436                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-07 16:36:20  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26623017        35341437                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:36:20  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21187689        35319187                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:48:15                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21187689        35319188                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:48:15                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21187689        35319189                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:48:15                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21187689        35319190                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.51100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .51100%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-02 19:37:54  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .51100%).
[redacted]                        [redacted]        [redacted]      [redacted]            21187689        35319199                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $3,306.60 . Threshold maximum is $3,000.00.                                                                                                                                                                                                                                                            Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:48:15                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21187689        35319200                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $3,306.60 . Threshold maximum is $3,000.00.                                                                                                                                                                                                                                                            Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:48:15                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.51100% is in excess of the allowable maximum of 5.00000% of the Federal Total   Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     fees from Finance Charge as required resulting in false higher threshold                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .51100%). Non-Compliant   calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-05): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            21187689        35319206                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26505574        35168927                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:41:07  No                   2                      A                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26543097        35151567                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26543097        35151577                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                                                                                                          Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-05 21:26:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            26543097        35151640                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.38650% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-05 21:26:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .38650%).
[redacted]                        [redacted]        [redacted]      [redacted]            22077388        35246973                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22059138        35220080                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23705755        35182825                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:49:29  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28253500        35354559                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:50:53  No                   2                      A                               A                                        AZ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28253500        35354627                                         Credit          Hazard Insurance                   Insufficient Coverage                     Hazard Insurance                                                                  The Hazard Insurance Policy effective date is after the funds disbursed.                                                                                            The homeowner's insurance declarations page in the file verified an effective                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 09:25:39                                            No                   1                      C                               A                                        AZ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date of XX/XX/XX which is after the consummation date of XX/XX/XX. Provide a revised homeowner's insurance declaration page or policy verifying coverage in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              effect at or prior to consummation.                                                                                                                                                                                                                                                                                                     Seller Comment (2026-01-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-15): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23163839        35480149                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23163839        35480532                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                                                                                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-26): XXXXX                                              2026-01-26 13:36:51                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29894448        35058813                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-26 16:34:06  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29894448        35058846                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.98400% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.98400%).                                                                                                                                                                                                                                                                                                                                                                                              2025-11-26 16:34:06  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.98400%).
[redacted]                        [redacted]        [redacted]      [redacted]            21328398        35191558                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior    RTC disclosed incorrect transaction and/or expiration date.                                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-06): XXXXX                                                                   2026-01-06 14:40:34                       No                   2                      C                               B                                        MI              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21328398        35191578                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27231948        35036649                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-25 19:00:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27231948        35036785                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 14:32:24                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27231948        35036786                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,631.50 Threshold maximum is $2,500.00.                                                                                                                                                                                                                                                              Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 14:32:24                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27231948        35036787                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 14:32:24                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27231948        35036788                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or .26300%.                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 14:32:24                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.26300% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .26300%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-11-26): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            27231948        35036789                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-01): XXXXX                                              2025-12-01 14:32:24                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-11-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27231948        35036790                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.26300% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .26300%.                                                                                                                                                                                                                                                                                                                                                                                                2025-11-25 19:00:23  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .26300%).
[redacted]                        [redacted]        [redacted]      [redacted]            25116033        35219806                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25116033        35219845                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-16 19:21:24  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            25116033        35219846                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-16 19:21:24  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            25116033        35219847                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-22): XXXXX                                                                                        2025-12-22 13:24:52  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            21436885        35267998                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21436885        35268412                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          Certificate of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-08): XXXXX                                              2026-01-08 16:19:43                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21436885        35283959                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 10:12:12                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21956059        35165925                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:37:31  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27552436        35304752                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24813574        35182170                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:49:29  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26689774        35135781                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-04 18:01:26  No                   1                                                                                               GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22937581        35245310                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Right of Rescission Disclosure is missing from file.                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 13:28:27                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22937581        35245314                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23264451        35165795                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-09 20:41:38  No                   1                                                                                               NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23264451        35169560                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-09 20:41:38  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28735808        35233912                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        VA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23899894        35149492                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22649059        35183698                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:49:29  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22766993        35173543                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24641188        35132824                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-04 18:01:26  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            24641188        35132868                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24410187        35124882                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-03 15:24:12  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21587830        35444112                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 16:40:42  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26023892        35167264                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Testing inconclusive. The rescission period starts when the latest of three                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                                                   2026-01-07 16:55:35                       No                   2                      C                               B                                        OH              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        things occurs: (1) RTC signed; (2) consummation OR (3) borrower receipt of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              accurate material disclosures. Executed Final CD was not provided; we are unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              to determine date Final CD was received by borrower. Lender to provide executed                                                                                                                                                                                                                                                         Seller Comment (2026-01-02): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Final CD or verification of date received.
[redacted]                        [redacted]        [redacted]      [redacted]            26023892        35167265                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior    RTC disclosed incorrect transaction and/or expiration date.                                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                                                   2026-01-07 16:56:05                       No                   2                      C                               B                                        OH              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26023892        35167268                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:41:07  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26023892        35183039                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided     XXXXX Consumer Sales Practices Act: Borrower not provided Right Not To Close                                                                                                                                                                                                                                                                                                                                              Reviewer Comment (2025-12-16): XXXXX                                                                                        2025-12-16 17:26:09  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely)                                                                           Disclosure at Closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20075733        35151072                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20075733        35151117                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-05 21:26:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20075733        35153008                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 13:24:34                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23402069        35183909                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:49:29  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24497411        35320358                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-01-05 21:43:57  No                   2                      B                               B                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            25343474        35146932                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29358052        35161881                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29358052        35161961                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 13:03:31                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29358052        35161985                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-08 18:19:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24570240        35182789                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:49:29  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27784855        35108724                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28036213        35313166                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-31 15:11:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28036213        35313171                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 08:34:03                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23617645        35256392                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 8.69824% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or 3.69824%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-19 15:01:39  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or 3.69824%).
[redacted]                        [redacted]        [redacted]      [redacted]            23617645        35256418                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25787328        35626432                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28023645        35279595                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29717372        35197514                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22066582        35305482                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22066582        35305491                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Legal / Regulatory / Compliance                                                   Final Title Policy is missing. No evidence of title in file.                                                                                                        The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-02): XXXXX                                              2026-01-02 12:28:20                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22066582        35305622                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            XXXXX - Revolving is seen on credit report. This commitment was noted on initial                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 10:52:05                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1003 and is not seen on final 1003. There is no confirmation on file that this commitment has been paid off due to which DTI exceeded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27519415        35244283                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29837965        35281686                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        ID              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20239152        35151347                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        RI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20239152        35151408                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX Assignee Disclosure                                                         XXXXX High-Cost Loan: Mandatory purchaser/assignee disclosure not contained on    Mandatory purchaser/assignee disclosure not contained on document that creates                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-31): XXXXX                                              2025-12-31 15:42:20                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            document that creates debt or pledges property as collateral.                     debt or pledges property as collateral.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             exception.
[redacted]                        [redacted]        [redacted]      [redacted]            20239152        35151409                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX Financed Fees                                                               XXXXX High-Cost Loan: Fees financed in excess of the greater of five percent      Fees financed in excess of the greater of five percent (5%) or $800.                                                                                                                                                                                                                                                                    Reviewer Comment (2025-12-31): XXXXX                                              2025-12-31 15:42:20                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            (5%) or $800.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20239152        35151411                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans        XXXXX Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure    Prohibited Acts and Practices Regarding Home Loans disclosure not provided.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:11:20                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Disclosure Not Provided)                                                          not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20239152        35151412                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX Home Loan Protection Act Counseling Received                                XXXXX High-Cost Loan: No evidence of certification from a HUD-approved third      Prohibited Acts and Practices Regarding Home Loans disclosure not provided.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-31): XXXXX                                              2025-12-31 15:42:20                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            party counselor that borrower has received counseling on the advisability of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exception.
                                                                                                                                                                                                                                                                                                                                                                                                                            loan transaction.
[redacted]                        [redacted]        [redacted]      [redacted]            20239152        35151413                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX Home Loan Protection Act Disclosure                                         XXXXX High-Cost Loan: Borrower was not provided with the Consumer Caution and     Borrower was not provided with the Consumer Caution and Home Ownership                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-31): XXXXX                                              2025-12-31 15:42:20                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Home Ownership Counseling Notice and Certification.                               Counseling Notice and Certification.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                exception.
[redacted]                        [redacted]        [redacted]      [redacted]            20239152        35151414                                         Compliance      Compliance                         State Compliance                          State Late Charge                                                                 (State High Cost Provision) Rhode Island Late Charge                              XXXXX High-Cost Loan: Loan contains an impermissible late charge.                 Loan contains an impermissible late charge.                                                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-31): XXXXX                                              2025-12-31 15:42:20                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exception.
[redacted]                        [redacted]        [redacted]      [redacted]            20239152        35151415                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Rhode Island High-Cost Loan (Points and Fees)                   XXXXX Home Loan Protection Act: Points and Fees on subject loan of 5.00524% is    Points and Fees exceed allowable threshold by $XXX or .16264%. Non-Compliant                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-31): XXXXX                                              2025-12-31 15:42:20                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             Within 30 days of loan closing and prior to the institution of any action under                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points   High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the Act, creditor must notify the borrower, make appropriate restitution and
                                                                                                                                                                                                                                                                                                                                                                                                                            and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        whatever adjustments are necessary at the choice of the borrower to (a) make the
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .00524%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                     Seller Comment (2025-12-26): XXXXX                                                                                                                                                                                                                                                                                                          high cost loan satisfy the requirements; or (b) change the terms of the loan in a manner beneficial to the borrower so that the loan will no longer be considered high cost.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-19): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-18): XXXXX                                                                                                                                                                                                                                                                                                          (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-16): XXXXX                                                                                                                                                                                                                                                                                                          is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed letter from borrower indicating their choice to either
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) assuming option 4(a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (6) assuming option 4(b) is selected, proof of cure for each of the prohibited practice violations noted. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            20239152        35151416                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Rhode Island High-Cost Loan (High Cost Disclosure    XXXXX High-Cost Loan: Borrower did not receive High-cost Home Loan Disclosure in  Borrower did not receive High-cost Home Loan Disclosure in sufficient time to                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-31): XXXXX                                              2025-12-31 15:42:20                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Not Provided Timely)                                                              sufficient time to receive face-to-face counseling on advisability of             receive face-to-face counseling on advisability of transaction.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     exception.
                                                                                                                                                                                                                                                                                                                                                                                                                            transaction.
[redacted]                        [redacted]        [redacted]      [redacted]            27677556        35220057                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27677556        35220116                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-24): XXXXX                                              2025-12-24 01:51:16                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28065683        35166024                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:41:07  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22575851        35151333                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25076615        35148712                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 15:20:42                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2025-12-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25076615        35148714                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24700542        35348734                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-14): XXXXX                                              2026-01-14 16:16:45                                            No                   1                                                      A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 184                                                                                                                              securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24700542        35481211                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2026-01-14 16:17:58  No                   2                                                      B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            24073147        35148918                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21335413        35300238                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21300684        35218295                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21300684        35218297                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Missing XXXXX 1040 including Schedule C (XXXXX). Income worksheet in file                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-18): XXXXX                                              2025-12-18 10:04:39                                            No                   1                      C                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              reflects XXXXX was used in calculation and missing tax return or tax return extension for XXXXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26759723        35244806                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29225104        35336139                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              The file was missing a copy of the Hazard Insurance Policy.                                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-03): XXXXX                                              2026-02-03 00:29:18                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-21): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29225104        35336144                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-06 19:25:18  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29225104        35336163                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-06 19:25:18  No                   1                                                                                               CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29225104        35336205                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2026-01-14): XXXXX                                                                                        2026-01-14 14:16:21  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            29225104        35336207                                         Compliance      Compliance                         State Compliance                          State HPML                                                                        (State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold)    XXXXX Non-Prime Home Loan: APR on subject loan of XX.XX% is equal to or greater   APR on subject loan of XX.XX% is equal to or greater than the threshold of APOR                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-14): XXXXX                                                                                        2026-01-14 14:10:28  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other             "Within 90 days of closing, and prior to the commencement of any action against                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%. Non-Compliant Loan.        XX.XX% + XX.XX%, or XX.XX%. Non-Compliant Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     a lender, the borrower is notified of the violation and the lender makes
                                                                                                                                                                                                                                                                                                                                                                                                                            (Note: HELOC may be exempt from Non-Prime status if none of the proceeds used at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      appropriate restitution by either:
                                                                                                                                                                                                                                                                                                                                                                                                                            closing were for the purchase of the borrower's primary residence).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (a) making the nonprime home loan comply with the applicable provisions of the law; or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (b) changing the terms of the mortgage in a manner beneficial to the borrower so that the mortgage will no longer be considered a nonprime home loan;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Provide: Letter of Explanation and either: For option (a), proof of cure for each of the prohibited practice violations noted; or For option (b), a copy of refund check and proof of mailing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  OR

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Narrow Defense - CHD Approval Required) The lender is able to show by a preponderance of evidence (no timeframe noted) that the compliance failure was not intentional and resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid such errors. Provide: (1)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Lender Attestation to AMC attesting (i) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made and (ii) the lender has not received any notice from borrower of the failure; (2) refund of amount over the Non-Prime Home Loan threshold maximum;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  and (3) proof of delivery.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  OR

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The lender and borrower otherwise reach a mutual agreement on an appropriate remedy or curative action."
[redacted]                        [redacted]        [redacted]      [redacted]            29225104        35336208                                         Compliance      Compliance                         State Compliance                          State HPML                                                                        (State HPML Provision) Connecticut Non-Prime Home Loan (Escrow Not Established)   XXXXX Non-Prime Home Loan (HB5577): Escrow Account not established on first lien  Escrow Account not established on first lien mortgage for payment of taxes and                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-14): XXXXX                                                                                        2026-01-14 14:10:35  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other             See any available cure under the Connecticut Non-Prime Home Loan threshold                                  Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for payment of taxes and insurance.                                      insurance.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          exception.
[redacted]                        [redacted]        [redacted]      [redacted]            29225104        35336209                                         Compliance      Compliance                         State Compliance                          State HPML                                                                        (State HPML Disclosure) Connecticut Non-Prime Home Loan (First Mortgage           XXXXX Non-Prime Home Loan (HB5577): Borrower not provided First Mortgage          Borrower not provided First Mortgage Disclosure generally describing the terms                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-14): XXXXX                                                                                        2026-01-14 14:10:40  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other             See any available cure under the Connecticut Non-Prime Home Loan threshold                                  Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Disclosure Not Provided)                                                          Disclosure generally describing the terms of the transaction.                     of the transaction.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 exception.
[redacted]                        [redacted]        [redacted]      [redacted]            29225104        35336229                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            The DTI of 65.61586% exceeds the QM maximum of 50.00% The difference is due to                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 14:26:32                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Credit Debt (GM Financial) paid by other party supporting documents are missing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28767518        35124050                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 14:13:44                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28767518        35124052                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-03 15:24:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28767518        35124054                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-03 15:24:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28767518        35124088                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99956% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99956%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-03 15:24:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99956%).
[redacted]                        [redacted]        [redacted]      [redacted]            27962732        35363926                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:40:15  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27962732        35363932                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 10:47:16                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27962732        35363959                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-12 19:40:15  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21999216        35194600                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21999216        35194800                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21999216        35194806                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.26800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .26800%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .26800%).
[redacted]                        [redacted]        [redacted]      [redacted]            25517289        35124498                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-03 15:24:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28823453        35191237                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28823453        35191241                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22343227        35201939                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.95600% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or .95600%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-15 16:25:13  No                   2                      B                               B                                        AZ              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .95600%).
[redacted]                        [redacted]        [redacted]      [redacted]            22343227        35201945                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-15 16:25:13  No                   2                      A                               A                                        AZ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23432035        35149795                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23432035        35149802                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   The file was missing a copy of the Security Instrument - Subject Lien.                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 09:13:41                                            No                   1                      D                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23432035        35149804                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 The file was missing a copy of the WVOE - Includes Income.                                                                                                                                                                                                                                                                              Reviewer Comment (2025-12-12): XXXXX                                              2025-12-12 09:59:17                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23432035        35149805                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-05 21:26:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23432035        35149824                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.86800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .86800%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-05 21:26:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .86800%).
[redacted]                        [redacted]        [redacted]      [redacted]            24718646        35168440                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 Mortgage statement for new UWM loan is missing for REO property located at                                                                                                                                                                                                                                                              Reviewer Comment (2025-12-12): XXXXX                                              2025-12-12 14:06:06                                            No                   1                      C                               A                                        IN              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XXXXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24718646        35168449                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 Tax Verification is missing for REO property located at XXXXX.                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-12): XXXXX                                              2025-12-12 14:07:03                                            No                   1                      C                               A                                        IN              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24718646        35168452                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 Tax Verification is missing for REO property located at XXXXX.                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-12): XXXXX                                              2025-12-12 14:08:10                                            No                   1                      C                               A                                        IN              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24718646        35168458                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        IN              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25196181        35313972                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25778573        35234409                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.99900% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .99900%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-18 18:32:48  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .99900%).
[redacted]                        [redacted]        [redacted]      [redacted]            25778573        35234416                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25778573        35234434                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:35:22                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25895579        35297060                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-31): XXXXX                                                                                        2025-12-31 12:59:24  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            25895579        35297161                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2025-12-26 18:14:33  No                   1                                                                                               MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            22322974        35148994                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22322974        35149095                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective                                                                                    Appraisal from prior transaction provided. No secondary valuation with effective                                                                                                                                                                                                                                                        Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 01:39:29                                            No                   1                                                      A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156                                                                                                        date less than 3 months past note date provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22322974        35251321                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2025-12-17 01:35:01  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            23153101        35148943                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23941823        35194595                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23941823        35194995                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            23941823        35195023                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-19): XXXXX                                              2025-12-19 12:13:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23941823        35195024                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-19): XXXXX                                              2025-12-19 12:13:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23941823        35195025                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.                                                                                                                                                                                                                                                                                                                                                     Reviewer Comment (2025-12-19): XXXXX                                              2025-12-19 12:13:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23941823        35195026                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-19): XXXXX                                              2025-12-19 12:13:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23941823        35195027                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of                                                                                                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-19): XXXXX                                              2025-12-19 12:13:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.20700% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .20700%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-15): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            23941823        35195028                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-19): XXXXX                                              2025-12-19 12:13:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23941823        35195029                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.20700% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.20700%).
[redacted]                        [redacted]        [redacted]      [redacted]            24496771        35233958                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 17:52:25                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24496771        35233959                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,750.00. Threshold maximum is $3,132.20.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 17:52:25                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24496771        35233960                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 17:52:25                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24496771        35233961                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $2,750.00. Threshold maximum is $3,132.20.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 17:52:25                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.69491% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .69491%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-18): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            24496771        35233962                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 17:52:25                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24496771        35233963                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.69491% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .69491%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-17 19:10:22  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .69491%).
[redacted]                        [redacted]        [redacted]      [redacted]            24496771        35233974                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25146393        35191722                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27548162        35165931                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-09 20:41:38  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            27548162        35165932                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-09 20:41:38  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            27548162        35165934                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          Certificate of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 13:31:22                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27548162        35165976                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 20:41:38  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23756489        35160170                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.49500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .49500%)..                                                                                                                                                                                                                                                                                                                                                                                              2025-12-08 18:19:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .49500%).
[redacted]                        [redacted]        [redacted]      [redacted]            23756489        35160190                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23756489        35160243                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-08 18:19:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23756489        35160356                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 13:06:51                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23756489        35163377                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $$215,256.80. Provide updated policy reflecting                                                                                                                                                                                                                                                         Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 10:17:48                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount. Replacement cost estimate in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              is a year old.                                                                                                                                                                                                                                                                                                                          Seller Comment (2025-12-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-12): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21830365        35170022                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:41:07  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21830365        35170123                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-07): XXXXX                                                                   2026-01-07 17:01:22                       No                   2                      C                               B                                        FL              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        from transaction date of XX/XX/XX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21830365        35190045                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-09): XXXXX                                                                                        2025-12-09 21:33:25  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137
[redacted]                        [redacted]        [redacted]      [redacted]            22475070        35201760                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-15 16:25:13  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24058226        35678379                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-09): XXXXX                                              2026-02-09 14:07:54                                            No                   1                                                      A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 184                                                                                                                              LCA do not provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24058226        35762891                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2026-02-09 14:08:54  No                   2                                                      B                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            24416355        35220697                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22932325        35813201                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-17 17:36:50  No                   1                                                                                               MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29291702        35168918                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 20:41:38  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29291702        35184629                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2025-12-11): XXXXX                                              2025-12-11 10:09:07                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21547368        35469056                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23357649        35116934                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-02 18:57:50  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25691864        35163898                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20537301        35173064                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 18:15:37                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20537301        35173065                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 18:15:37                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20537301        35173066                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,781.75. Threshold maximum is $2,750.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 18:15:37                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20537301        35173067                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 18:15:37                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20537301        35173068                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $2,781.75. Threshold maximum is $$2,750.00.                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 18:15:37                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.05773% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .05773%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-11): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            20537301        35173069                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 18:15:37                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20537301        35173070                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.05773% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .05773%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-10 19:44:45  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .05773%).
[redacted]                        [redacted]        [redacted]      [redacted]            20537301        35173076                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary/Commitment does not reflect a coverage amount (no final title                                                                                       The preliminary title report in file did not disclose the amount of title                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 14:12:12                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          policy in file). Unable to determine if appropriate coverage is provided.                                                                                           insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20537301        35173077                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21480741        35262121                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.58728% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .58728%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-22 16:15:01  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .58728%).
[redacted]                        [redacted]        [redacted]      [redacted]            21480741        35262126                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-22 16:15:01  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29537900        35167402                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.61242% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .61242%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-09 21:55:47  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .61242%).
[redacted]                        [redacted]        [redacted]      [redacted]            29537900        35167407                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:55:47  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24490461        35251696                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.96300% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.96300%).                                                                                                                                                                                                                                                                                                                                                                                              2025-12-19 15:01:39  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.96300%).
[redacted]                        [redacted]        [redacted]      [redacted]            24490461        35252120                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26002000        35151395                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26002000        35151447                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-05 21:26:05  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            27235464        35252536                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27235464        35252647                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.90300% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.25033%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-19 15:01:39  No                   2                      B                               B                                        VA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.90300%).
[redacted]                        [redacted]        [redacted]      [redacted]            25032273        35356936                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-12 19:50:53  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25032273        35357044                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 16:48:22                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25032273        35357045                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 16:48:22                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25032273        35357046                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Mortgage loan financed Points and Fees.                                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 16:48:22                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25032273        35357047                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 16:48:22                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25032273        35357048                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     oints and Fees on subject loan of 5.10880% is in excess of the allowable maximum                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 16:48:22                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.10880% is in excess of the allowable maximum of 5.00000% of the Federal Total   of 5.00000% of the Federal Total Loan Amount. Points and Fees of $XXX on a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .10880%). Non-Compliant   of $54.40 or .10880%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                    Seller Comment (2026-01-13): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25032273        35357049                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       oints and Fees on subject loan of 5.10880% is in excess of the allowable maximum                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 16:48:22                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        of 5.00000% of the Federal Total Loan Amount. Points and Fees of $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              of $54.40 or .10880%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                    Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25032273        35357050                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.10880% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .10880%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-12 19:50:53  No                   2                      B                               B                                        AL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .10880%).
[redacted]                        [redacted]        [redacted]      [redacted]            25032273        35357082                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. A secondary AVM was provided with FSD > 0.20, and                                                                                     Loan is to be securitized. A secondary AVM was provided with FSD > 0.20, and                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 17:04:25                                            No                   1                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          its value supports the "Use for LTV" value. Sec ID: 375                                                                                                             its value supports the "Use for LTV" value. If one or more additional secondary valuation(s) were provided that support value (>= 90% of "Use for LTV" value)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              and are either a non-AVM or an AVM with FSD <= 0.20.                                                                                                                                                                                                                                                                                 Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23694428        35173784                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.56770% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .56770%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-10 19:44:45  No                   2                      B                               B                                        MA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .56770%).
[redacted]                        [redacted]        [redacted]      [redacted]            23694428        35173791                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29713414        35606919                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:44:23  No                   2                      A                               A                                        MD              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20316365        35197660                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20551928        35390446                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24434900        35117262                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-02 18:57:50  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            24434900        35117265                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-02 18:57:50  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24330514        35191889                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                 371
[redacted]                        [redacted]        [redacted]      [redacted]            24330514        35191917                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.10490% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .10490%).
[redacted]                        [redacted]        [redacted]      [redacted]            22642736        35257435                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-19 15:01:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22642736        35257437                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22642736        35257439                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.68273% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.68273%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-19 15:01:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.68273%).
[redacted]                        [redacted]        [redacted]      [redacted]            21294457        35167817                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:55:47  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21294457        35167823                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-09 21:55:47  No                   2                      B                               B                                        VA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            27695567        35184068                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:49:29  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21624254        35111429                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 14:58:33                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date. There have been no recent inspections provided.                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21624254        35111436                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-01 20:32:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21624254        35111443                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.56450% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .56450%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-01 20:32:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .56450%).
[redacted]                        [redacted]        [redacted]      [redacted]            20586034        35172993                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20586034        35172999                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-10 19:44:45  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21557726        35119330                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-03 15:24:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21557726        35119351                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-03 15:24:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21557726        35119369                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 14:11:05                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27373658        35191671                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.36600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.36600%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.36600%).
[redacted]                        [redacted]        [redacted]      [redacted]            27373658        35191687                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27373658        35191693                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:24:41                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29504484        35026173                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-11-24 18:17:27  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29504484        35026180                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-11-24 18:17:27  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23378582        35295833                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-26 18:14:33  No                   2                      B                               B                                        CT              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23378582        35295854                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.44388% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or .44388%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-26 18:14:33  No                   2                      B                               B                                        CT              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .44388%).
[redacted]                        [redacted]        [redacted]      [redacted]            23744874        35133012                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.22980% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.22980%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-04 18:01:26  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.22980%).
[redacted]                        [redacted]        [redacted]      [redacted]            23744874        35133036                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 13:31:03                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23744874        35133047                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23744874        35133086                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Legal / Regulatory / Compliance                                                   Final Title Policy is missing. No evidence of title in file.                                                                                                        Title Evidence is missing in the file.                                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-18): XXXXX                                              2025-12-18 16:06:41                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29836632        35119024                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-03 15:24:12  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29836632        35119385                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-11): XXXXX                                              2025-12-11 12:48:40                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2025-12-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29836632        35452643                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    New notice of right to cancel reflects an ending recession date of XX/XX/XX and                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-23): XXXXX                                                                   2026-01-23 18:22:22                       No                   2                                                      B                                        FL              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        is prior to the subject transaction. Review believes the date was supposed to be                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XX/XX/XX. A new recession period is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22179856        35133721                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-04 18:01:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22179856        35133722                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22668996        35151041                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99900% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99900%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-05 21:26:05  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99900%).
[redacted]                        [redacted]        [redacted]      [redacted]            22668996        35151043                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28855702        35124741                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-03 15:24:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28855702        35124744                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-03 15:24:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28855702        35124808                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.19500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.19500%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-03 15:24:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.19500%).
[redacted]                        [redacted]        [redacted]      [redacted]            20114565        35151601                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22218252        35290047                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 16:34:06  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25896115        35202226                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-15 16:25:13  No                   2                      A                               A                                        NV              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21741685        35194971                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27664676        35167257                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:55:47  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29894661        35216951                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22564304        35244743                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   The file was missing a copy of the Security Instrument - Subject Lien.                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-22): XXXXX                                              2025-12-22 09:51:42                                            No                   1                      D                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22564304        35244826                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21871130        35192078                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-12 19:12:35  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24199075        35341111                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.06950% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .06950%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-07 16:36:20  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .06950%).
[redacted]                        [redacted]        [redacted]      [redacted]            24199075        35341116                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:36:20  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29612850        35167971                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29733724        35151025                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.35360% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 0.35360.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-05 21:26:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .35360%).
[redacted]                        [redacted]        [redacted]      [redacted]            29733724        35151090                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 50.65380% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-09): XXXXX                                              2025-12-09 12:58:10                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. Discrepancy is due to the qualifying payment of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $1508.18 when it should be $XXXXX.95.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29733724        35151092                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28369729        35217409                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28347593        35149937                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-17): XXXXX                                              2025-12-17 11:27:15                                            No                   1                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            24295036        35319645                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:51:40                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24295036        35319646                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $6,601.36 Threshold maximum is $6,000.00 Lender                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:51:40                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Finance Charge as required resulting in false higher threshold calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24295036        35319647                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 5.50113% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:51:40                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.50113% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     $6,601.36 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .50113%). Non-Compliant   $XXXXX (an overage of $601.36 or .50113%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                Seller Comment (2026-01-05): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            24295036        35319648                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:51:40                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24295036        35319649                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.50113% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.50113%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-02 19:37:54  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.50113%).
[redacted]                        [redacted]        [redacted]      [redacted]            24295036        35319651                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) North Carolina High-Cost Loan (Counseling             XXXXX High-Cost Loan: No evidence borrower received home-ownership counseling by  No evidence borrower received home-ownership counseling by an approved XXXXX.                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:51:40                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             See any available cure under the North Carolina High Cost Loan threshold                                    Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                      an approved XXXXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24295036        35319652                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) North Carolina High-Cost Loan (Points and Fees)                 XXXXX Anti-Predatory Lending Law: Points and Fees on subject loan of 5.98026% is  Points and Fees on subject loan of 7.74943% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:51:40                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             Within 30 days of loan closing and prior to receiving notice from the borrower                              Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points   maximum of 5.00000% of the Total Loan Amount. Points and Fees total $9,299.31 on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide:
                                                                                                                                                                                                                                                                                                                                                                                                                            and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of    a Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) Lender Attestation of no notice from the borrower of the failure; (2) Signed
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .98026%). Non-Compliant High Cost Loan.             $3,299.31 or 2.74943%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-05): XXXXX                                                                                                                                                                                                                                                                                                          letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (3) Assuming option (a) is selected, a copy of refund check and proof of mailing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (must be in transit with courier); (4) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (5) If option 4(a) is selected, copy of refund check and proof of mailing (must be in transit with courier); (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            24295036        35319654                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24295036        35319719                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $15,120.00. Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-05): XXXXX                                              2026-01-05 15:59:57                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22382629        35169354                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:55:47  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27533864        35133151                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27533864        35133153                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-04 18:01:26  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28819329        35731626                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 7.99821% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.99821%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-09 17:02:04  No                   2                      B                               B                                        NY              Second Home  Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.99821%).
[redacted]                        [redacted]        [redacted]      [redacted]            28819329        35731689                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-09 17:02:04  No                   1                                                                                               NY              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief
[redacted]                        [redacted]        [redacted]      [redacted]            22915956        35162415                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 21:07:51                                            No                   1                      C                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22915956        35162416                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $$5,434.80. Threshold maximum is $5,250.00.                                                                                                                                                                                                                                                            Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 21:07:51                                            No                   1                      C                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold calculation.
[redacted]                        [redacted]        [redacted]      [redacted]            22915956        35162417                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 21:07:51                                            No                   1                      C                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22915956        35162418                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or .17600%.                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 21:07:51                                            No                   1                      C                               A                                        UT              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.17600% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .17600%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-09): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            22915956        35162419                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-15): XXXXX                                              2025-12-15 21:07:51                                            No                   1                      C                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22915956        35162420                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.17600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.17600%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-08 18:19:53  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.17600%).
[redacted]                        [redacted]        [redacted]      [redacted]            22915956        35162423                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-08 18:19:53  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24205598        35194508                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24205598        35194523                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24472066        35308877                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-30 21:50:08  No                   1                                                                                               VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            27268075        35133073                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27268075        35133078                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-04 18:01:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27505789        35166517                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:55:47  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24913769        35277209                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20830277        35243467                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25976532        35194110                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22140562        35503249                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27548709        35644504                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-30 17:17:19  No                   1                                                                                               AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22523843        35252569                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26755398        35296175                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28769929        35148693                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-05 21:26:05  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23344886        35312716                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29427182        35605591                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:44:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28961257        35309806                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-30 21:50:08  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28961257        35309817                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-30 21:50:08  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21389687        35219775                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21169661        35216684                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-18): XXXXX                                              2025-12-18 15:51:15                                            No                   1                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            21169661        35216699                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23738195        35305669                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-29 21:22:05  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22475293        35342538                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Verification(s) of employment is not within 10 business days of the Note.         -                                                                                 This file was missing a copy of VVOE. Per guidelines, Verbal Verification of      Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2026-01-23): XXXXX                                                                                        2026-01-23 13:50:15  Yes                  2                      C                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Employment VVOE completed within 10 days of closing must be provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-01-21): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC                                                                          Reviewer Comment (2026-01-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                by at least 10%.                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22475293        35342544                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:36:20  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22743313        35235790                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23738774        35233199                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99973% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.99973%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-17 15:35:10  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.99973%).
[redacted]                        [redacted]        [redacted]      [redacted]            23738774        35233211                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 15:35:10  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28010354        35125860                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing Secondary Valuation. The provided CU and LCA                                                                                                                                                                                                                                                                                                                                                                                     2025-12-03 15:24:12  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25047015        35133121                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 12:02:02                                            No                   1                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            25047015        35133122                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25047015        35133123                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary/Commitment does not reflect a coverage amount (no final title                                                                                       The preliminary title report in file did not disclose the amount of title                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-10): XXXXX                                              2025-12-10 12:02:50                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          policy in file). Unable to determine if appropriate coverage is provided.                                                                                           insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25262484        35232170                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22015935        35192288                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $10,000 or 3.0000%.                                                                                                                                                                                                                                                                                                                                                                                             2025-12-12 19:12:35  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            22015935        35192307                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29945006        35700076                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        CO              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29945006        35700079                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.76300% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.76300%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-04 15:19:17  No                   2                      B                               B                                        CO              Second Home  Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.76300%).
[redacted]                        [redacted]        [redacted]      [redacted]            29786714        35296301                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99960% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.99960%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-26 18:14:33  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.99960%).
[redacted]                        [redacted]        [redacted]      [redacted]            29786714        35296306                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29786714        35296310                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:45:42                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28197385        35191709                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20985910        35235842                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29476546        35253596                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20852739        35306555                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20572597        35304396                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20572597        35310316                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-02): XXXXX                                              2026-01-02 11:22:48                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23206588        35261745                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23206588        35261764                                         Credit          Insurance                          Insurance Documentation                   Insurance                                                                         Missing Document: Flood Insurance Policy not provided                                                                                                               The file is missing a copy of Flood Insurance Policy Document.                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 10:26:06                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23206588        35283912                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 10:25:16                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25271380        35216737                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The Loan Policy amount on the Title report is less than the loan amount           Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-16 19:21:24  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.
[redacted]                        [redacted]        [redacted]      [redacted]            25271380        35216741                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2025-12-16 19:21:24  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26989469        35132352                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-04 18:01:26  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26989469        35132365                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.99500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.99500%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-04 18:01:26  No                   2                      B                               B                                        MA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.99500%).
[redacted]                        [redacted]        [redacted]      [redacted]            20684257        35234375                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22680876        35313255                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22680876        35313287                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 17:19:28                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22680876        35313288                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $7,102.60. Threshold maximum is $6,750.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 17:19:28                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22680876        35313289                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 17:19:28                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22680876        35313290                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $7,102.60. Threshold maximum is $6,750.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 17:19:28                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.26119% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .26119%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-02): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            22680876        35313291                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 17:19:28                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22680876        35313292                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.26119% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.26119%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-31 15:11:12  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.26119%).
[redacted]                        [redacted]        [redacted]      [redacted]            20827341        35277152                                         Credit          Hazard Insurance                   Insufficient Coverage                     Hazard Insurance                                                                  The Hazard Insurance Policy Effective Date is after closing.                                                                                                        The homeowner's insurance declarations page in the file verified an effective     Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC                                                                          Reviewer Comment (2025-12-24): XXXXX                                                                                        2025-12-24 12:36:55  Yes                  2                      C                               B                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date of XX/XX/XX which is after the consummation date of XX/XX/XX. Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              revised homeowner's insurance declaration page or policy verifying coverage in    The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              effect at or prior to consummation.                                               by at least 10%.                                                                                                                                                                                                                                      Buyer Comment (2025-12-24): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Loan to Value (LTV) on the loan is less than or equal to 70%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The qualifying DTI on the loan is at least 10% less than the guideline maximum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The refinance has decreased the borrower's monthly debt payments by 20% or more.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The representative FICO score is above 680.
[redacted]                        [redacted]        [redacted]      [redacted]            20827341        35277154                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20827341        35301784                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 15:23:50                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2025-12-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2025-12-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21544190        35274536                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-23 18:33:34  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25301807        35323987                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   1                                                                                               TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            25301807        35323994                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   Title Policy Coverage is less than Original Loan Amount.                          Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-05 21:43:57  No                   2                      B                               B                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.
[redacted]                        [redacted]        [redacted]      [redacted]            23276893        35235777                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25883932        35218865                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        NH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27182278        35313106                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 16:16:11  No                   2                      A                               A                                        MD              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24339050        35304155                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20189847        35234139                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24971694        35261509                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27527270        35281060                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 14:40:04  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27527270        35281081                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-24 14:40:04  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount
[redacted]                        [redacted]        [redacted]      [redacted]            22760850        35216736                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21303847        35245728                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.90980% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.90980%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-18 18:32:48  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.90980%).
[redacted]                        [redacted]        [redacted]      [redacted]            21303847        35245754                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23553120        35236340                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        VA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28567400        35167791                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:55:47  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28489875        35195063                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28489875        35195065                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:38:28                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28489875        35195070                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24859634        35309618                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99500% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-30 21:50:08  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99500%).
[redacted]                        [redacted]        [redacted]      [redacted]            24859634        35309622                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24859634        35309928                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 107.35409% exceeds Guideline                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-05): XXXXX                                              2026-01-05 13:39:49                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. Existing first lien P&I was not included in DTI but the Note provided verifies the borrower is the main signer on the Note. DTI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              also did not include the difference of first lien escrow compared to the                                                                                                                                                                                                                                                                Seller Comment (2026-01-05): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              verified amounts of tax and insurance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21407658        35325318                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.20800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.20800%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-06 14:00:26  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.20800%).
[redacted]                        [redacted]        [redacted]      [redacted]            21407658        35325330                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-06 14:00:26  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21407658        35325338                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-06 14:00:26  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22696721        35253490                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.10550% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.10550%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-19 15:01:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.10550%).
[redacted]                        [redacted]        [redacted]      [redacted]            22696721        35253512                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22696721        35253523                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:41:58                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22696721        35253540                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 17:40:16                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open rescission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new rescission period.                                                                                                                                                                                                                                                                Seller Comment (2025-12-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29268471        35220126                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29268471        35220169                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.81975% is in  XXXXX Points and Fees exceed allowable threshold by $3.94 or 3.81975%                                                                                                                                                                                                                                                                                                                                                                                               2025-12-16 19:21:24  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.81975%).
[redacted]                        [redacted]        [redacted]      [redacted]            24109146        35469682                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25566920        35597232                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:55:04  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22681154        35260818                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-08): XXXXX                                              2026-01-08 16:21:25                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22681154        35260822                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24529781        35183476                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:58:44  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27245225        35313979                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26860401        35246359                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26860401        35246363                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-18 18:32:48  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            28819535        35216594                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                2nd lien: Must have a forecasted standard deviation (FSD) of ≤ 0.20                                                                                                                                                                                                                                                                                                                                                                                                 2025-12-16 19:21:24  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21591986        35287344                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 16:34:06  No                   2                      A                               A                                        NC              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21591986        35287381                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:41:09                                            No                   1                      C                               A                                        NC              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22103309        35297218                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99760% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99760%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-26 18:14:33  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99760%).
[redacted]                        [redacted]        [redacted]      [redacted]            22103309        35297232                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22103309        35297234                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-05): XXXXX                                              2026-01-05 17:35:15                                            No                   1                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            22103309        35297236                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary/Commitment does not reflect a coverage amount (no final title                                                                                       The preliminary title report in file did not disclose the amount of title                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-05): XXXXX                                              2026-01-05 15:47:49                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          policy in file). Unable to determine if appropriate coverage is provided.                                                                                           insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23455208        35216786                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25396807        35288758                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-24 20:32:45  No                   1                                                                                               WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            25396807        35305657                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed              Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed from Line                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 13:17:38                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other             Provide the following: Letter of Explanation notifying borrower of the error and                            Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            of Credit Closing Statement (Loan Origination Fee)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    providing correct information, Proof of Delivery, Refund check for under-disclosed amount, and Re-open Rescission if applicable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25396807        35305658                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-31): XXXXX                                                                                        2025-12-31 12:59:24  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            22022183        35324797                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22022183        35324824                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $137580. Provide updated policy reflecting                                                                                                                                                                                                                                                              Reviewer Comment (2026-03-05): XXXXX                                              2026-03-05 10:37:12                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-03): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24451177        35281630                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 20:51:04  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28037256        35120235                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-02 18:57:50  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     securitization purposes.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27179456        35119149                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-08): XXXXX                                              2025-12-08 19:11:37                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27179456        35119150                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $4,850.02. Threshold maximum is $3,750.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-08): XXXXX                                              2025-12-08 19:11:37                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2025-12-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27179456        35119151                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-08): XXXXX                                              2025-12-08 19:11:37                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27179456        35119152                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 6.46669% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-08): XXXXX                                              2025-12-08 19:11:37                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            6.46669% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     $4,850.02 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or 1.46669%). Non-Compliant  $XXXXX (an overage of $1,100.02 or 1.46669%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                             Seller Comment (2025-12-03): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            27179456        35119153                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-08): XXXXX                                              2025-12-08 19:11:37                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27179456        35119154                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 6.46669% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.46669%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-02 18:57:50  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.46669%).
[redacted]                        [redacted]        [redacted]      [redacted]            27179456        35119194                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2025-12-16): XXXXX                                              2025-12-16 09:53:10                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2025-12-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27179456        35119211                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-02 18:57:50  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25927116        35761933                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-11 16:24:40  No                   1                                                                                               ID              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28798757        35198151                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29482511        35216398                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21925795        35166756                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-09 21:55:47  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22294233        35219648                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-16 19:21:24  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22294233        35219653                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22374651        35323239                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.92497% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.92497%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-06 14:00:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.92497%).
[redacted]                        [redacted]        [redacted]      [redacted]            22374651        35323244                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-06 14:00:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22374651        35323250                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25564016        35216682                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2025-12-16 19:21:24  No                   2                      A                               A                                        NH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25564016        35216685                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        NH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27419328        35236011                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.87000% is in  .                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2025-12-17 19:10:22  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.87000%).
[redacted]                        [redacted]        [redacted]      [redacted]            27419328        35236050                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                  provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27419328        35236064                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                                                                                                                                                                                                                                                                                                                                Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:48:48                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25579123        35217046                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. AVM in file.                                                                                                                                                                                                                                                                                                                                                                                                                             2025-12-16 19:21:24  No                   2                      A                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25579123        35217355                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 23:20:53                                            No                   1                      C                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25579123        35217356                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 23:20:53                                            No                   1                      C                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25579123        35217357                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $f $4,444.4. Threshold maximum is $$3,850.00                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 23:20:53                                            No                   1                      C                               A                                        LA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.77200% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .77200%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-17): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25579123        35217358                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 23:20:53                                            No                   1                      C                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25579123        35217359                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.77200% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .77200%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-16 19:21:24  No                   2                      B                               B                                        LA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .77200%).
[redacted]                        [redacted]        [redacted]      [redacted]            25579123        35217365                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Mortgage loan financed Points and Fees.                                                                                                                                                                                                                                                                                                 Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 23:20:53                                            No                   1                      C                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24463215        35190899                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21291034        35309535                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24297915        35255293                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28267784        35278122                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 20:51:04  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21822765        35337779                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21191321        35348227                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24895862        35235633                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25588214        35182143                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:58:44  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21900507        35194542                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.28100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.28100%                                                                                                                                                                                                                                                                                                                                                                                                2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.28100%).
[redacted]                        [redacted]        [redacted]      [redacted]            21900507        35194559                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20587659        35318910                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.79861% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .79861%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-02 19:37:54  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .79861%).
[redacted]                        [redacted]        [redacted]      [redacted]            20587659        35318921                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22325495        35244911                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27110796        35246053                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27110796        35246063                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-18 18:32:48  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24330679        35192160                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29874398        35182502                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:58:44  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22488487        35195279                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24757025        35191890                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24757025        35197388                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21408607        35582837                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        VA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20748278        35269449                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23101698        35699645                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-04): XXXXX                                                                                        2026-02-04 11:40:58  No                   1                                                                                               TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            26979364        35217850                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25412387        35184267                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:58:44  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25216736        35194849                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25216736        35194860                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            26626229        35337404                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.93760% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .93760%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-07 16:30:30  No                   2                      B                               B                                        AL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .93760%).
[redacted]                        [redacted]        [redacted]      [redacted]            26626229        35337413                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:30:30  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22863605        35216927                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22863605        35217033                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.00000% is in  XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.00000% is in                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the         excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a       Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and   Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.00000%).                                    $XXX (XXXXX) (an overage of $XXX or 4.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            20799567        35269382                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.34143% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.34143%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-22 16:15:01  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.34143%).
[redacted]                        [redacted]        [redacted]      [redacted]            20799567        35269394                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-22 16:15:01  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20434271        35279066                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        HI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20434271        35279111                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary/Commitment does not reflect a coverage amount (no final title                                                                                       The preliminary title report in file did not disclose the amount of title                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 09:23:33                                            No                   1                      C                               A                                        HI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          policy in file). Unable to determine if appropriate coverage is provided.                                                                                           insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21643157        35184270                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-11 21:58:44  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21674673        35295849                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-26 18:14:33  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21674673        35295858                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-26 18:14:33  No                   2                      B                               B                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount
[redacted]                        [redacted]        [redacted]      [redacted]            25312392        35348186                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26730858        35348578                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 17:29:33                                            No                   1                                                      A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 180                                                                                                                                                             LCA provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26730858        35513356                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2026-01-16 17:30:40  No                   2                                                      B                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            26582228        35917028                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26582228        35940219                                         Credit          Credit                             Credit Documentation                      Guideline                                                                         The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and                                                                                     First lien is not reported on credit. File is missing mortgage payment history                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 11:06:33                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          was not found in file.                                                                                                                                              reflecting (0x30x6) no late payments in the past 6 months and (1x30x24) no more than one (1) times 30 days past due in the last 24 months. mortgage statements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              in file cover XX/XX/XX to XX/XX/XX and XX/XX/XX to XX/XX/XX.                                                                                                                                                                                                                                                                            Seller Comment (2026-03-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26686135        35305510                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        AL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22866638        35305942                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29728777        35261763                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21844767        35304819                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26707103        35220120                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27872987        35233854                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 19:10:22  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24803631        35216665                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20086632        35389357                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.60800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.60800%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-13 17:59:13  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.60800%).
[redacted]                        [redacted]        [redacted]      [redacted]            20086632        35389361                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20086632        35389438                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-13 17:59:13  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24208282        35354707                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.68567% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .68567%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-12 19:50:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .68567%).
[redacted]                        [redacted]        [redacted]      [redacted]            24208282        35354712                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-12 19:50:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24208282        35354716                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:50:53  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25509062        35303719                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25509062        35303726                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   Proposed insured amount is less than final loan amount. Final policy with         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-29 21:22:05  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage equal to the loan amount is required.
[redacted]                        [redacted]        [redacted]      [redacted]            25509062        35303740                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.41900% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-29 21:22:05  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.41900%).
[redacted]                        [redacted]        [redacted]      [redacted]            24514291        35478199                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        NH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23875629        35305540                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23096471        35220188                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21282759        35324049                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21435612        35352106                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-14): XXXXX                                              2026-01-14 16:22:09                                            No                   1                                                      A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 184                                                                                                                              securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21435612        35481269                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2026-01-14 16:23:29  No                   2                                                      B                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            28760799        35323674                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20518226        35633741                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20518226        35634470                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 50.01713% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-23): XXXXX                                              2026-02-23 16:41:58                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. Property taxes and insurance premium are higher than the escrow reflected on the first lien mortgage statement. Lender used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              escrow from first lien instead of higher verified amounts per documents in file.                                                                                                                                                                                                                                                        Seller Comment (2026-02-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21304456        35220287                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21304456        35220326                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The Title Policy Amount of $XXXXX is less than the note amount of $XXXXX based    Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-16 19:21:24  No                   2                      B                               B                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      on the Commitment in file.
[redacted]                        [redacted]        [redacted]      [redacted]            29629485        35467210                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 19:36:20  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26201593        35289724                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.96143% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .96143%                                                                                                                                                                                                                                                                                                                                                                                                 2025-12-24 16:34:06  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                 excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .96143%).
[redacted]                        [redacted]        [redacted]      [redacted]            26201593        35289747                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-24 16:34:06  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29118009        35217103                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:47:12                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29118009        35217106                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 15:35:10  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29118009        35247320                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-17 15:35:10  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23963925        35195113                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99990% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99990%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-12 19:12:35  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99990%).
[redacted]                        [redacted]        [redacted]      [redacted]            23963925        35195127                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29197171        35476615                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29197171        35476620                                         Credit          Documents                          Missing Document                          Documents                                                                         File does not contain documentation from lender/seller confirming the condo is    -                                                                                 File does not contain documentation confirming the condo is warrantable.                                                                                                                                                                                                                                                                Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 08:13:30                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          warrantable.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29197171        35476635                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.66525% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .66525%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-16 20:24:49  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .66525%).
[redacted]                        [redacted]        [redacted]      [redacted]            26589945        35468398                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                "The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                 2026-01-15 18:42:16  No                   1                                                                                               OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     securitization purposes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              "
[redacted]                        [redacted]        [redacted]      [redacted]            24961211        35335184                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24961211        35335188                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 The file was missing a copy of Award Letter / Continuance Letter.                                                                                                                                                                                                                                                                       Reviewer Comment (2026-01-20): XXXXX                                              2026-01-20 11:49:57                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-14): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20053577        35348108                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20053577        35367559                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $778,310.40. Provide updated policy reflecting                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-05): XXXXX                                              2026-03-05 04:26:22                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20053577        35367665                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Credit                                                                            Guideline Requirement: Property type discrepancy.                                                                                                                   Appraisal property type of Condo (Low Rise) does not match Guideline property                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-24): XXXXX                                              2026-03-24 17:00:29                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              type of PUD. AVMs in file reflect condominium, however approval reflects PUD and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              PUD rider was provided instead of Condo Rider to the Security Instrument. Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              in file also reflects condominium in legal description.                                                                                                                                                                                                                                                                                 Seller Comment (2026-03-22): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29766964        35468366                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2026-01-21): XXXXX                                                                                        2026-01-21 16:49:23  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            29766964        35468369                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29766964        35468382                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $13,499.20. Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-04): XXXXX                                              2026-02-04 15:34:10                                            No                   1                      C                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23018592        35194452                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23018592        35194461                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-12 19:12:35  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23018592        35194534                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.51900% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .51900%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-12 19:12:35  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .51900%).
[redacted]                        [redacted]        [redacted]      [redacted]            23018592        35195533                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Loan originated as Primary residence, yet URLA declarations indicates borrower    -                                                                                 Final 1003 indicates Borrower will not occupy subject property as primary                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-19): XXXXX                                              2025-12-19 03:19:26                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          will not occupy.                                                                                                                                                    residence. However, subject property is Primary.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27810425        35217248                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25335533        35303678                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                                                                                                          Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-29 21:22:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            25335533        35303680                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24456502        35340509                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.35943% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.47924%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-07 16:36:20  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .35943%).
[redacted]                        [redacted]        [redacted]      [redacted]            24456502        35340533                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-07 16:36:20  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22392021        35281580                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:30:02                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22392021        35281608                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22848402        35318404                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          Certificate of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-08): XXXXX                                              2026-01-08 10:42:42                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22848402        35318470                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-02 19:37:54  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26712393        35289452                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.65200% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.65200%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-24 16:34:06  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.65200%).
[redacted]                        [redacted]        [redacted]      [redacted]            26712393        35289530                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 16:34:06  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21710096        35999437                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-11 22:01:23  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22762665        35254852                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%                                                                                                                                                                                                                                                                                                                                                                                                2025-12-19 15:01:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            22762665        35254871                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24891098        35300096                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27607250        36046207                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22142069        35245392                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29002138        35485690                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.91727% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .91727%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-20 17:02:07  No                   2                      B                               B                                        NY              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .91727%).
[redacted]                        [redacted]        [redacted]      [redacted]            29002138        35485713                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-20 17:02:07  No                   1                                                                                               NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24914607        35304621                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25329208        35614810                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2026-01-27 17:51:25  No                   1                                                                                               WY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            26789684        35933053                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-10): XXXXX                                              2026-03-10 18:11:29                                            No                   1                                                      A                                        NE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 184                                                                                                                              securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26789684        35933056                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2026-03-03 18:17:54  No                   2                      A                               A                                        NE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26789684        36030539                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-10 18:17:57  No                   2                                                      B                                        NE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            24672417        35257040                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24672417        35257097                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.09750% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .09750%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-19 15:01:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .09750%).
[redacted]                        [redacted]        [redacted]      [redacted]            26052068        35350642                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27696904        35279501                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-23 18:33:34  No                   1                                                                                               CO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            27696904        35279523                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 The file was missing a copy of the Senior lien note / Mortgage Statement,                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-31): XXXXX                                              2025-12-31 14:48:53                                            No                   1                      C                               A                                        CO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              required to verify the breakdown of PITI.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27696904        35279537                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 53.44955% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-26): XXXXX                                              2025-12-26 15:17:49                                            No                   1                      C                               A                                        CO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25676706        35216454                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24940397        35267125                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-22 16:15:01  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24940397        35267204                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.46533% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .46533%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-22 16:15:01  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .46533%).
[redacted]                        [redacted]        [redacted]      [redacted]            23552613        35337418                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:30:30  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23552613        35337454                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.67767% is in  XXXXX Points and Fees exceed allowable threshold by $ $XXX or .67767%.                                                                                                                                                                                                                                                                                                                                                                                              2026-01-07 16:30:30  No                   2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .67767%).
[redacted]                        [redacted]        [redacted]      [redacted]            20837117        35349313                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-08 18:07:46  No                   1                                                                                               MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23488466        35759980                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23488466        35760274                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $69,451.20. Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-13): XXXXX                                              2026-02-13 09:26:46                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23538425        35274768                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-23 20:51:04  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            23538425        35274769                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2025-12-23 20:51:04  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            23538425        35274778                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 20:51:04  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27598988        35216971                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26124476        35303701                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23329079        35174611                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-10 19:44:45  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23329079        35174623                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-19): XXXXX                                              2025-12-19 13:07:25                                            No                   1                                                      A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27328457        35324199                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27328457        35324216                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2026-01-06 14:00:26  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[redacted]                        [redacted]        [redacted]      [redacted]            27205075        35295381                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24281626        35314197                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 16:16:11  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25266977        35304601                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25305962        35277545                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 21:25:15  No                   2                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28860729        35304927                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.31000% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-29 21:22:05  No                   2                      B                               B                                        CA              Second Home  Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.31000%).
[redacted]                        [redacted]        [redacted]      [redacted]            28860729        35305001                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   1                                                                                               CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            20474154        35309527                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20526143        35709054                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.82400% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.82400%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-05 16:29:17  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.82400%).
[redacted]                        [redacted]        [redacted]      [redacted]            20526143        35709060                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 16:29:17  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25927006        35295734                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21573325        35304779                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22822072        35296765                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22822072        35296774                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:23:30                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.
[redacted]                        [redacted]        [redacted]      [redacted]            21226490        35348039                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24444704        35335735                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        WI              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24444704        35479672                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Provide copy of commitment letter verifying first payment date of XX/XX/XX.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 12:27:06                                            No                   1                                                      A                                        WI              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            20401079        35645754                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-30 17:17:19  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25901138        35318446                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25901138        35318499                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.23700% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .23700%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-02 19:37:54  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .23700%).
[redacted]                        [redacted]        [redacted]      [redacted]            21706048        35243384                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24664020        35232531                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.13100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.13100%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-17 15:35:10  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.13100%).
[redacted]                        [redacted]        [redacted]      [redacted]            24664020        35232538                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-17 15:35:10  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24664020        35232557                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-17 15:35:10  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22614377        35597269                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-23 17:41:12  No                   2                      B                               B                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22614377        35597286                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-23 17:41:12  No                   1                                                                                               MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24714203        35261810                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24714203        35261813                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-22 16:15:01  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26174752        35309562                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26174752        35309567                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 12:09:53                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28304172        35760714                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                            Verified, updated as per document.                                                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-11 16:24:40  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28304172        35760718                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25690962        35314114                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 16:16:11  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29352979        35313112                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 16:16:11  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24172944        35356777                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%                                                                                                                                                                                                                                                                                                                                                                                                2026-01-12 19:50:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            24172944        35356789                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:50:53  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22398557        35252858                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22398557        35252866                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-19 15:01:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28982298        35341398                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:36:20  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28982298        35349081                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              - ___                                                                             Missing Third Party Verification of existence of business.                        Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2026-01-16): XXXXX                                                                                        2026-01-16 14:34:48  Yes                  2                      C                               B                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-14): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28339028        35312697                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-31 15:11:12  No                   1                                                                                               FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24448066        35487981                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24448066        35487998                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 15:17:38                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date. There have been no recent inspections provided.                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20167979        35312730                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22528189        35310244                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27665825        35277765                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        IL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27665825        35277825                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $28,713.60. Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-20): XXXXX                                              2026-01-20 13:26:04                                            No                   1                      C                               A                                        IL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-12): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22720231        35596516                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.06100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.06100%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-23 17:41:12  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.06100%).
[redacted]                        [redacted]        [redacted]      [redacted]            22720231        35596518                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-28): XXXXX                                                                   2026-01-28 21:42:44                       No                   2                      C                               B                                        PA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22720231        35596546                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-23 17:41:12  No                   1                                                                                               PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28840402        35352321                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24789964        35813948                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24789964        35814056                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Right of Rescission Disclosure is missing from file.                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-02-19): XXXXX                                              2026-02-19 13:59:05                                            No                   1                      C                               A                                        NY              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28282991        35265516                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:59:07                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28282991        35265536                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27777867        35252801                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:53:35                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27777867        35252812                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26669612        35246478                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22869830        35337989                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:30:30  No                   2                      A                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27798920        35217853                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-16 19:21:24  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27798920        35217910                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-16 19:21:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27798920        35217917                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99927% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.99927%                                                                                                                                                                                                                                                                                                                                                                                                2025-12-16 19:21:24  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.99927%).
[redacted]                        [redacted]        [redacted]      [redacted]            26329596        35316981                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-02 19:37:54  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            26329596        35316987                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29593817        35290416                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to                                                                                                                                                                                                                                                                Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 13:41:04                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.                                                           mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29593817        35290429                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 16:34:06  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21467184        35290027                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 16:34:06  No                   2                      A                               A                                        NH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24497290        35364803                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 21:09:06  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24251906        35606008                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-07-28): No discount points were excluded. Exception        2026-07-28 11:42:08                                            No                   1                      B                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                            cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-07-28): Reopening to clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24251906        35606363                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-26 18:44:23  No                   1                                                                                               AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23012545        35614656                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 17:51:25  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21441874        35261476                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20891598        35341407                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:36:20  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23828493        35303762                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                                                                                                                                                                                                                                                                                                                                Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:40:27                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23828493        35303771                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20954851        35362001                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-09 18:47:14  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20954851        35362007                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-14): XXXXX                                                                   2026-01-14 08:19:13                       No                   2                      C                               B                                        MO              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20954851        35362008                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior    RTC disclosed incorrect transaction and/or expiration date.                                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-14): XXXXX                                                                   2026-01-14 08:19:34                       No                   2                      C                               B                                        MO              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25055279        35357531                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.31313% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.31313%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-12 19:50:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.31313%).
[redacted]                        [redacted]        [redacted]      [redacted]            25055279        35357570                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Missing Final 1003                                                                                                                                The file was missing a copy of the final 1003.                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 12:41:29                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25055279        35357584                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:50:53  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26268436        35324193                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22738357        35295751                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24745908        35262127                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24745908        35262129                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-22 16:15:01  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            21354479        35308670                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        ID              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27732958        35339451                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:30:30  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27732958        35339460                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Missing Final 1003                                                                                                                                1003 Final is missing                                                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-01-12): XXXXX                                              2026-01-12 06:16:00                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27732958        35339500                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.23167% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.23167%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-07 16:30:30  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.23167%).
[redacted]                        [redacted]        [redacted]      [redacted]            20935298        35297051                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29238329        35597229                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided   XXXXX HB 2770: Mortgage loan file does not contain a disclosure summary of all    Mortgage loan file does not contain a disclosure summary of all material terms                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-28): XXXXX                                                                                        2026-01-28 16:18:15  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely)                                                                           material terms provided to borrower within three (3) business days of receipt of  provided to borrower within three (3) business days of receipt of the loan
                                                                                                                                                                                                                                                                                                                                                                                                                            the loan application.                                                             application.
[redacted]                        [redacted]        [redacted]      [redacted]            29238329        35597252                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:55:04  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25461178        35349335                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24027333        35287254                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 20:32:45  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29992038        35249926                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2025-12-26): XXXXX                                              2025-12-26 12:55:36                                            No                   1                                                      A                                        NM              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29992038        35270849                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.73681% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-18 18:32:48  No                   2                      B                               B                                        NM              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.73681%).
[redacted]                        [redacted]        [redacted]      [redacted]            25079364        35249122                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-18 18:32:48  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29348531        35319884                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees is in excess of allowable threshold of $4,000.00 or                                                                                                                                                                                                                                                                                                                                                                                           2026-01-02 19:37:54  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan    2.00000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            29348531        35319889                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29102661        35319527                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26269070        35257450                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        NH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27263643        35362876                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 21:09:06  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27263643        35362893                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 21:09:06  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28549513        35297375                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28549513        35297389                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:42:42                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26717648        35277347                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20490343        35269251                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28956059        35324048                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27174924        35469744                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21871293        35351610                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        OR              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21871293        35351622                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Missing XXXXX W2 for Business "XXXXX". Lender is only using the borrower's W2                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-14): XXXXX                                              2026-01-14 09:09:20                                            No                   1                      C                               A                                        OR              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              income from passthrough entity to qualify and only XXXXX W2 was provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21185228        35308592                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                                                                                                                                              2025-12-30 21:50:08  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26273582        35318390                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-02 19:37:54  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26273582        35318391                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23985457        35363698                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 21:09:06  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23985457        35363774                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 17:44:30                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23985457        35363775                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $3,239.68. Threshold maximum is $3,125.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 17:44:30                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce fees from Finance Charge as required resulting in false higher threshold calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23985457        35363776                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 17:44:30                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23985457        35363777                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or .99941%.                                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 17:44:30                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.99941% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .99941%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-13): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            23985457        35363778                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 17:44:30                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23985457        35363779                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.99941% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .99941%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-12 21:09:06  No                   2                      B                               B                                        AL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .99941%).
[redacted]                        [redacted]        [redacted]      [redacted]            20843514        35255348                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20843514        35272962                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-19 15:01:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21941061        35295612                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.99113% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.99113%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-26 18:14:33  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.99113%).
[redacted]                        [redacted]        [redacted]      [redacted]            21941061        35295620                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-26 18:14:33  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21941061        35295635                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-26 18:14:33  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25258762        35761512                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.06718% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .06718%).                                                                                                                                                                                                                                                                                                                                                                                               2026-02-11 16:24:40  No                   2                      B                               B                                        NH              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .06718%).
[redacted]                        [redacted]        [redacted]      [redacted]            25258762        35762520                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Document preparation fee shows on Closing Statement but not on HELOC Agreement.                                                                                                                                                                                                                                                         Reviewer Comment (2026-02-18): XXXXX                                                                                        2026-02-18 18:43:49  No                   2                      A                               A                                        NH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27573522        35473654                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25534902        35337648                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21133504        35349393                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25913857        35312781                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-31 16:16:11  No                   1                                                                                               OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25913857        35312805                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage    XXXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage   Acknowledgement of Receipt of Home Mortgage Loan Information Document not                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-06): XXXXX                                                                                        2026-01-06 17:08:01  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Loan Information Document Not Retained by Lender)                                 Loan Information Document not retained by lender.                                 retained by lender.
[redacted]                        [redacted]        [redacted]      [redacted]            26362818        35263598                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23627834        35309536                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28241425        35304104                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-29 21:22:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            28241425        35304106                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:50:13                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28241425        35304111                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-29 21:22:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28241425        35304112                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29197016        35348920                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20990291        35348748                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-08 18:07:46  No                   2                      B                               B                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20990291        35348768                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-08 18:07:46  No                   1                                                                                               AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26563578        36116199                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25856947        35348188                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-08 18:07:46  No                   1                                                                                               NM              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25856947        35348193                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) New Mexico High-Cost Loan (Counseling Requirement)    XXXXX High-Cost Loan: No evidence borrower received home-ownership counseling.                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 14:22:37                                            No                   1                      C                               A                                        NM              Primary      Refinance - Cash-out - Other             See any available cure under New Mexico high-cost threshold exception.                                      Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            25856947        35348194                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) New Mexico High-Cost Loan (Financed Fees Exceeds      XXXXX High-Cost Loan: Fees financed exceed 2.0% of the Principal Loan Amount.                                                                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 14:22:37                                            No                   1                      C                               A                                        NM              Primary      Refinance - Cash-out - Other             See any available cure under New Mexico high-cost threshold exception.                                      Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Threshold)
[redacted]                        [redacted]        [redacted]      [redacted]            25856947        35348195                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New Mexico High-Cost Loan (High Cost Notice to       XXXXX High-Cost Loan: Borrower not provided with High-Cost Notice to Borrower                                                                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 14:22:37                                            No                   1                      C                               A                                        NM              Primary      Refinance - Cash-out - Other             See any available cure under New Mexico high-cost threshold exception.                                      Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Borrower Not Provided)                                                            disclosure.
[redacted]                        [redacted]        [redacted]      [redacted]            25856947        35348196                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) New Mexico High-Cost Loan (Points and Fees)                     XXXXX Home Loan Protection Act: Points and Fees on subject loan of 5.13718% is                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 14:22:37                                            No                   1                      C                               A                                        NM              Primary      Refinance - Cash-out - Other             Within 30 days of loan closing and prior to receiving any notice from the                                   Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       borrower of the violation, make appropriate restitution to the borrower and make
                                                                                                                                                                                                                                                                                                                                                                                                                            and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        appropriate adjustments to the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .13718%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                     Seller Comment (2026-02-02): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of closing, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-29): XXXXX                                                                                                                                                                                                                                                                                                        (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-23): XXXXX                                                                                                                                                                                                                                                                                                          is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-22): XXXXX                                                                                                                                                                                                                                                                                                        error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-16): XXXXX                                                                                                                                                                                                                                                                                                          fix has been made to their system and the same issue continues to occur after the fix has been put into place.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-15): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20912310        35253559                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20912310        35253575                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-19 15:01:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20912310        35253592                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.71100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .71100%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-19 15:01:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .71100%).
[redacted]                        [redacted]        [redacted]      [redacted]            24802550        35261454                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 17:47:20                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24802550        35261455                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.34838% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .34838%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-22 16:15:01  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .34838%).
[redacted]                        [redacted]        [redacted]      [redacted]            24802550        35261458                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 17:47:20                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24802550        35261459                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 17:47:20                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24802550        35261471                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,380.03. Threshold maximum is $2,225.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 17:47:20                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24802550        35261472                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $2,380.03. Threshold maximum is $2,225.00.                                                                                                                                                                                                                                                             Reviewer Comment (2025-12-23): XXXXX                                              2025-12-23 17:47:20                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.34838% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .34838%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-23): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            24802550        35261477                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25903216        35305418                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 Mortgage Statement is missing for XXXXX property.                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 14:54:22                                            No                   1                      C                               A                                        ME              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25903216        35316003                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Third party business verification provided does not match the entity name listed                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 14:59:12                                            No                   1                      C                               A                                        ME              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              on tax returns.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2025-12-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20768787        35318419                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-02 19:37:54  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            20768787        35318432                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.57933% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .57933%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-02 19:37:54  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .57933%).
[redacted]                        [redacted]        [redacted]      [redacted]            26342027        35252333                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:37:38                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26342027        35252338                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-19 15:01:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26342027        35271112                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                                                                                                          Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-19 15:01:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            23376890        35265237                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.39433% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .39433%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-22 16:15:01  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .39433%).
[redacted]                        [redacted]        [redacted]      [redacted]            20159529        35303831                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20532920        35324205                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The Preliminary title policy amount is blank.                                     Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-06 14:00:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            20532920        35324236                                         Credit          Income                             Document Error                            Income                                                                            YTD Date is dated more than 90 days before the application date.                  -                                                                                 Paystubs available in file for co borrower wage income is more than 90 days old                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-12): XXXXX                                              2026-01-12 15:13:28                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20532920        35324240                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                2 AVM in files. Guidelines are met                                                                                                                                                                                                                                                                                                                                                                                                                                  2026-01-06 14:00:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20532920        35324275                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income documentation requirements not met.                                                                                                                          Paystubs available in file is more than 120 days old                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-01-12): XXXXX                                              2026-01-12 15:12:57                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35364969                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:40:15  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366416                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 18:59:29                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366417                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5,035.63 Threshold maximum is $4,200.00 Lender                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 18:59:29                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Finance Charge as required resulting in false higher threshold calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366418                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 18:59:29                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366419                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 5.99480% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 18:59:29                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.99480% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     $5,035.63 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .99480%). Non-Compliant   $XXXXX (an overage of $835.63 or .99480%). Non-Compliant High-Cost Loan.                                                                                                                                                                                                                                                                Seller Comment (2026-01-13): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366420                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 18:59:29                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366421                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.99480% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.99480%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-12 19:40:15  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.99480%).
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366423                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Illinois High Risk Home Loan (Consumer Caution       XXXXX High Risk Home Loan: Borrower not provided with Consumer Caution Notice.    Borrower not provided with Consumer Caution Notice.                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 18:59:29                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             See any available cure under Illinois High-Risk threshold exception.                                        Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Notice Not Provided)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366424                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) Illinois High Risk Home Loan (Late Charge)            XXXXX High Risk Home Loan: Late charge grace period is less than fifteen (15)     Late charge grace period is less than fifteen (15) days.                                                                                                                                                                                                                                                                                Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 18:59:29                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             See any available cure under Illinois High-Risk threshold exception.                                        Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366425                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) Illinois High Risk Home Loan (Impermissible           XXXXX High Risk Home Loan: Lender financed points and fees not permissible.       Lender financed points and fees not permissible.                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 18:59:29                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             See any available cure under Illinois High-Risk threshold exception.                                        Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Financing of Points and Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366426                                         Compliance      Compliance                         State Compliance                          State Late Charge                                                                 (State High Cost Provision) Illinois High Risk Home Loan (Late Charge)            XXXXX High Risk Home Loan: Mortgage loan contains an impermissible late charge    Mortgage loan contains an impermissible late charge greater than 4%.                                                                                                                                                                                                                                                                    Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 18:59:29                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             See any available cure under Illinois High-Risk threshold exception.                                        Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            greater than 4%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366427                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Illinois High Risk Home Loan (Mortgage Awareness     XXXXX High Risk Home Loan: Borrower not notified of right to participate in       Borrower not notified of right to participate in Mortgage Awareness Program                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 18:59:29                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             See any available cure under Illinois High-Risk threshold exception.                                        Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Program ("MAP") Not Provided)                                                     Mortgage Awareness Program ("MAP").                                               ("MAP").

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26937680        35366428                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Illinois High Risk Home Loan (Points and Fees)                  XXXXX High Risk Home Loan Act: Points and Fees on subject loan of 5.99480% is in  Points and Fees exceed allowable threshold by $XXX or .99480%.                                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 18:59:29                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other             Within 30 days of closing, provide: (1) Lender Attestation to AMC attesting the                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lender has not received any notice from borrower of the failure; (2) Letter of
                                                                                                                                                                                                                                                                                                                                                                                                                            Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Explanation; (3) refund of amount over the high-risk threshold maximum; and (4)
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .99480%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                     Seller Comment (2026-01-13): XXXXX                                                                                                                                                                                                                                                                                                          proof of mailing (must be in transit with courier).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-risk threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            27874024        35364933                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-12 21:23:42  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27874024        35364966                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.33643% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.33643%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-12 21:23:42  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.33643%).
[redacted]                        [redacted]        [redacted]      [redacted]            27874024        35513678                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 18:45:16  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            27703484        35335685                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        WY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27703484        35335701                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-06 19:25:18  No                   2                      B                               B                                        WY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28841877        35966926                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-06 19:27:49  No                   1                                                                                               IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25116318        35337126                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27743877        35595820                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29407346        35259135                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-19 15:01:39  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28848130        35262116                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21156298        35347887                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24450760        35262438                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24450760        35262459                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.02583% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.02583%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-22 16:15:01  No                   2                      B                               B                                        CA              Second Home  Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.02583%).
[redacted]                        [redacted]        [redacted]      [redacted]            23358976        35317024                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.14433% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.14433%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-02 19:37:54  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.14433%).
[redacted]                        [redacted]        [redacted]      [redacted]            23358976        35317028                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28930716        35308802                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27882583        35287563                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-24 20:32:45  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            27882583        35287569                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 20:32:45  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23668442        35502789                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27064759        35349053                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20858830        35336533                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24283429        35390075                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22664567        35310111                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22664567        35310125                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-30 21:50:08  No                   2                      B                               B                                        NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22664567        35321888                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Difference appears to be due to rental income used by lender, however                                                                                                                                                                                                                                                                   Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 14:47:35                                            No                   1                      C                               A                                        NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculations were not provided for difference to be identified.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-14): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21046671        35388665                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 12:32:09                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21046671        35388666                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 12:32:09                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21046671        35388667                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $7,848.86. Threshold maximum is $6,600.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 12:32:09                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21046671        35388668                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 12:32:09                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21046671        35388669                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $7,848.86. Threshold maximum is $6,600.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 12:32:09                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.94611% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .94611%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-14): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            21046671        35388670                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 12:32:09                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21046671        35388671                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.94611% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.94611%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-13 17:59:13  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.94611%).
[redacted]                        [redacted]        [redacted]      [redacted]            21046671        35388674                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24063825        35278057                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24063825        35278066                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-22 16:15:01  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24063825        35278088                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.58000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.58000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-22 16:15:01  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.58000%).
[redacted]                        [redacted]        [redacted]      [redacted]            29898958        35446883                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. Multiple valuations were provided, two or more of                                                                                                                                                                                                                                                                                                                                                                                                                                Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:17:40                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          which do not support value. No secondary supports value. No CU or LCA providing relief are in evidence. Sec ID: 150
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29898958        35479099                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Award letter provided is not in English.                                                                                                                                                                                                                                                                                                Reviewer Comment (2026-01-20): XXXXX                                              2026-01-20 12:57:48                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28956282        35269107                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20364583        35324675                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                            2026-01-06 14:00:26  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     provided with an effective date between application date and note date.
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29621498        35324800                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20143890        35918724                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27728117        35468540                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29569783        35304929                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28660265        35324276                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        NE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28660265        35342614                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Mortgage statement provided in file is illegible.                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-02-24): XXXXX                                              2026-02-24 15:53:26                                            No                   1                      C                               A                                        NE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-18): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-12): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26821981        35918850                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21648287        35290074                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:03:58                                            No                   1                      C                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21648287        35290075                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $3,009.60. Threshold maximum is $3,000.                                                                                                                                                                                                                                                                Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:03:58                                            No                   1                      C                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21648287        35290076                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:03:58                                            No                   1                      C                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21648287        35290077                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 5.01600% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:03:58                                            No                   1                      C                               A                                        IN              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.01600% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     $3,009.60 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .01600%). Non-Compliant   $3,000.00.                                                                                                                                                                                                                                                                                                                              Seller Comment (2025-12-26): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            21648287        35290078                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:03:58                                            No                   1                      C                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status is not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21648287        35290079                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.01600% is in  XXXXX Points and Fees exceed allowable threshold by $9.60 or .01600%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-24 20:37:51  No                   2                      B                               B                                        IN              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .01600%).
[redacted]                        [redacted]        [redacted]      [redacted]            21648287        35290088                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 20:37:51  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22753247        35305518                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.68500% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-29 21:22:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.68500%).
[redacted]                        [redacted]        [redacted]      [redacted]            22753247        35305528                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22753247        35305530                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:35:48                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22753247        35314194                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the                                                                                     Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-29 21:22:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.
[redacted]                        [redacted]        [redacted]      [redacted]            23344438        35348389                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25104574        35279959                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-23 18:33:34  No                   1                                                                                               IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22123017        35633009                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Georgia High-Cost Loan (Fair Lending Notice Not on   XXXXX High-Cost Loan: Required GFLA Notice is not displayed on all documents      Required GFLA Notice is not displayed on all documents that create a debt or                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 13:54:52                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other             See any available cure under the Georgia High Cost Loan threshold exception.                                Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Note and/or Security Instrument)                                                  that create a debt or pledge property as collateral.                              pledge property as collateral.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-03): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-03): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22123017        35633010                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Georgia High-Cost Loan (Points and Fees)                        XXXXX Fair Lending Act: Points and Fees on subject loan of 5.12468% is in excess  Points and fees exceed maximum threshold of 5% by 0.12468%.                                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-03): XXXXX                                                                   2026-03-03 13:52:21                       No                   2                      C                               B                                        GA              Primary      Refinance - Cash-out - Other             Within 90 days of loan closing and prior to receiving notice from the borrower:                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (a) offer restitution and make appropriate adjustments; or (b) to correct
                                                                                                                                                                                                                                                                                                                                                                                                                            total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      failure related to financing of insurance, make appropriate restitution by
                                                                                                                                                                                                                                                                                                                                                                                                                            overage of $XXX or .12468%). Non-Compliant High-Cost Loans.                                                                                                                                                                                                                                                                                                                                                               Seller Comment (2026-03-03): XXXXX                                                                                                                                                                                                                                                                                                          returning premiums paid plus interest charged on the premiums upon receipt of the notice of compliance failure.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-27): XXXXX                                                                                                                                                                                                                                                                                                          (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  90 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (1) Legal opinion from originating lender with loan-specific details on how a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-03): XXXXX                                                                                                                                                                                                                                                                                                        high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX                                                                                                                                                                                                                                                                                                          borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            22123017        35633014                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24581043        35305142                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2025-12-29 21:22:05  No                   2                      A                               A                                        IL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24581043        35305172                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-29 21:22:05  No                   2                      B                               B                                        IL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount
[redacted]                        [redacted]        [redacted]      [redacted]            24581043        35305180                                         Credit          Documents                          Missing Document                          Documents                                                                         File does not contain documentation from lender/seller confirming the condo is    -                                                                                 File does not contain documentation from lender/seller confirming the condo is                                                                                                                                                                                                                                                          Reviewer Comment (2025-12-30): XXXXX                                              2025-12-30 13:13:02                                            No                   1                      C                               A                                        IL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          warrantable.                                                                                                                                                        warrantable.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26928387        35279482                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29579934        35288134                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 20:37:51  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22648378        35580622                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-22 14:16:31  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22465630        35467905                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27963020        35287221                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 20:37:51  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26447958        35265535                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-22 16:15:01  No                   2                      A                               A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28649424        35349085                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20324878        35348016                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25264292        35347996                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-07-28): No discount points were excluded. Exception        2026-07-28 11:42:41                                            No                   1                      B                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                            cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-07-28): Reopening to clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25264292        35348199                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:01:45  No                   2                      A                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24355075        35282082                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-23 18:33:34  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24355075        35282084                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29906712        35278147                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-23 18:33:34  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29906712        35278148                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22245965        35304008                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26701443        35443877                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-14 16:40:42  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26701443        35443885                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 16:40:42  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27083144        35582201                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-22 14:16:31  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25300986        35323509                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.84859% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .84859%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-06 14:00:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .84859%).
[redacted]                        [redacted]        [redacted]      [redacted]            25300986        35323524                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-06 14:00:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25300986        35323526                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24147151        35336753                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:30:30  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22721369        35635151                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28364512        35323903                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25418427        35479944                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25418427        35480053                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts for Property Taxes $4,519.90 were disclosed on the Closing Statement                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-28): XXXXX                                                                                        2026-01-28 16:14:49  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 but not disclosed on the HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            25418427        35480055                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New Jersey High-Cost Loan (Borrower Notice Not       XXXXX High-Cost Loan: Notice to Borrower not provided to borrower.                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 11:13:38                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)
[redacted]                        [redacted]        [redacted]      [redacted]            25418427        35480056                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) New Jersey High-Cost Loan (Counseling Requirement)    XXXXX High-Cost Loan: Proof of counseling from HUD-approved nonprofit credit                                                                                                                                                                                                                                                                                                                                              Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 11:13:38                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            counselor not obtained.
[redacted]                        [redacted]        [redacted]      [redacted]            25418427        35480057                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) New Jersey High-Cost Loan (Financed Fees Exceeds      XXXXX High-Cost Loan: Lender financed points and fees in excess of 2% of the                                                                                                                                                                                                                                                                                                                                              Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 11:13:38                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Threshold)                                                                        total loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25418427        35480058                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) New Jersey High-Cost Loan (Points and Fees)                     XXXXX Home Ownership Security Act: Points and Fees on subject loan of 6.52711%                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 11:13:38                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other             Within 45 days of closing, provide: (1) Letter of Explanation; (2) refund of                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            is in excess of the allowable maximum of 6.00000% of the Total Loan Amount.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           amount over the covered loan threshold maximum; and (3) proof of mailing (must
                                                                                                                                                                                                                                                                                                                                                                                                                            Points and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          be in transit with courier).
                                                                                                                                                                                                                                                                                                                                                                                                                            total of $XXXXX (an overage of $XXX or .52711%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-03-02): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  365 days of closing, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-26): XXXXX                                                                                                                                                                                                                                                                                                        (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-26): XXXXX                                                                                                                                                                                                                                                                                                          is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-19): XXXXX                                                                                                                                                                                                                                                                                                        error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-19): XXXXX                                                                                                                                                                                                                                                                                                          fix has been made to their system and the same issue continues to occur after the fix has been put into place.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25418427        35585622                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 14:42:00                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26546126        35337052                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28689207        35670972                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23813139        35347992                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 14:41:47                                            No                   1                                                      A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23813139        35347993                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23813139        35368858                                         Credit          Loan Package Documentation         Application / Processing                  Missing Document                                                                  Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not                                                                                       1008 in file reflects a value that does not match the value on the AVM provided.                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 14:41:35                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided                                                                                                                                                            Provide updated 1008.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29641036        35615910                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.44300% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.44300%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-27 17:51:25  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.44300%).
[redacted]                        [redacted]        [redacted]      [redacted]            29641036        35615913                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) North Carolina High-Cost Loan (Counseling             XXXXX High-Cost Loan: No evidence borrower received home-ownership counseling by  No evidence borrower received home-ownership counseling by an approved XXXXX.                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 18:43:03                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             See any available cure under the North Carolina High Cost Loan threshold                                    Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                      an approved XXXXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29641036        35615914                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) North Carolina High-Cost Loan (Points and Fees)                 XXXXX Anti-Predatory Lending Law: Points and Fees on subject loan of 5.12498% is  Points and fees exceed maximum threshold of 5% by .12498%.                                                                                                                                                                                                                                                                              Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 18:43:03                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             Within 30 days of loan closing and prior to receiving notice from the borrower                              Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide:
                                                                                                                                                                                                                                                                                                                                                                                                                            and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (1) Lender Attestation of no notice from the borrower of the failure; (2) Signed
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .12498%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                     Seller Comment (2026-01-28): XXXXX                                                                                                                                                                                                                                                                                                          letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (3) Assuming option (a) is selected, a copy of refund check and proof of mailing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (must be in transit with courier); (4) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (5) If option 4(a) is selected, copy of refund check and proof of mailing (must be in transit with courier); (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            29641036        35615930                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 17:51:25  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21402308        35468392                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 19:36:20  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21226256        35485142                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.79107% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.79107%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-20 17:02:07  No                   2                      B                               B                                        ID              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.79107%).
[redacted]                        [redacted]        [redacted]      [redacted]            21226256        35485198                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-20 17:02:07  No                   1                                                                                               ID              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28333751        35306048                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        TN              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28333751        35306063                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2025-12-31): XXXXX                                                                                        2025-12-31 12:58:17  No                   2                      B                               B                                        TN              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            22406415        35614819                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-27 17:51:25  No                   1                                                                                               SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24451976        35312481                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 16:16:11  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24451976        35314958                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-06): XXXXX                                                                                        2026-01-06 17:05:13  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29897650        35788524                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25156682        35469048                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 19:36:20  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25500486        35309202                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26747824        35356673                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 The file was missing a copy of the mortgage statement for the property located                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 13:04:01                                            No                   1                      C                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              on XXXXX to verify the complete PITIA for this property.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-15): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-14): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25320245        35319092                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25072195        35310005                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-30 21:50:08  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25072195        35310007                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27213853        35632938                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27556661        35362373                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. Multiple valuations were provided. One or more         Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Multiple valuations were provided. One or more                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-13): XXXXX                                                                                        2026-01-13 14:58:01  No                   2                      A                               A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          secondary valuations support value. One non-supporting secondary valuation with                                                                                     secondary valuations support value. One non-supporting secondary valuation with
                                                                                                                                                                                                                                                                                                                                          an effective date within 12 months of note date was provided. No CU or LCA                                                                                          an effective date within 12 months of note date was provided. No CU or LCA
                                                                                                                                                                                                                                                                                                                                          providing relief are in evidence. Sec ID: 147                                                                                                                       providing relief are in evidence.
[redacted]                        [redacted]        [redacted]      [redacted]            26628629        35349349                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26249627        35324407                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2026-01-06 14:00:26  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     securitization purposes.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27509172        35287604                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.29064% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .29064%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-24 20:37:51  No                   2                      B                               B                                        OR              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .29064%).
[redacted]                        [redacted]        [redacted]      [redacted]            27509172        35287609                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 20:37:51  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25449169        35313601                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25449169        35313628                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:24:34                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25449169        35313631                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:24:34                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               fees from Finance Charge as required resulting in false higher threshold calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25449169        35313632                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:24:34                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25449169        35313636                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of                                                                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:24:34                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.36700% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .36700%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-02): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25449169        35313637                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:24:34                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25449169        35313638                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.36700% is in  XXXXX Points and Fees is in excess of allowable threshold of $999.98 or                                                                                                                                                                                                                                                                                                                                                                                             2025-12-31 15:11:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the         5.36700%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.36700%).
[redacted]                        [redacted]        [redacted]      [redacted]            24088885        35348789                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99990% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.99990%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-08 18:07:46  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.99990%).
[redacted]                        [redacted]        [redacted]      [redacted]            24088885        35348826                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21637351        35337093                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.74383% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.74383%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-07 16:30:30  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.74383%).
[redacted]                        [redacted]        [redacted]      [redacted]            21637351        35337114                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:30:30  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21637351        35337123                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 07:57:28                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21224705        35277983                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.25000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.25000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-23 18:33:34  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.25000%).
[redacted]                        [redacted]        [redacted]      [redacted]            21224705        35278008                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25779186        35335653                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:30:30  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21872704        35323553                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22897520        35309371                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.42000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.42000%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-30 21:50:08  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.42000%).
[redacted]                        [redacted]        [redacted]      [redacted]            22897520        35309385                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22774862        35595961                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21172407        35313215                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.90111% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.90111%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-31 15:11:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.90111%).
[redacted]                        [redacted]        [redacted]      [redacted]            21172407        35313225                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27169993        35443653                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 16:40:42  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27169993        35443670                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-14 16:40:42  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20903300        35349219                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20903300        35369316                                         Credit          Credit                             Credit Documentation                      Guideline                                                                         The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and                                                                                     The credit report does not reflect a mortgage history. Per guides the file must                                                                                                                                                                                                                                                         Reviewer Comment (2026-02-13): XXXXX                                              2026-02-13 13:35:49                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          was not found in file.                                                                                                                                              contain evidence of a mortgage payment history with (0x30x6) no late payments in the past 6 months and (1x30x24) no more than one (1) times 30 days past due in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              the last 24 months.                                                                                                                                                                                                                                                                                                                     Seller Comment (2026-02-12): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-14): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22178750        35313428                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-12): XXXXX                                              2026-01-12 09:13:59                                            No                   1                                                      A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22178750        35313429                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23259839        35278372                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-23 18:33:34  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25246453        35324375                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28651535        35444581                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.88100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.88100%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-14 16:40:42  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.88100%).
[redacted]                        [redacted]        [redacted]      [redacted]            28651535        35444587                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 16:40:42  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21749229        35486349                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20931566        35390553                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21235605        35348226                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:01:45  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21810125        35468482                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22411312        35390018                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26932721        35312755                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-31 16:16:11  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26932721        35312759                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 16:16:11  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24562117        35324731                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27140456        35759806                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 20:16:08  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24699016        35788098                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20252266        35356044                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.24700% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.24700%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-09 18:47:14  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.24700%).
[redacted]                        [redacted]        [redacted]      [redacted]            20252266        35356051                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-09 18:47:14  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29378125        35632562                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29378125        35632579                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-29 17:24:23  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27554479        35347607                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:01:45  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27554479        35347629                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-08 20:01:45  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20492305        35625245                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24778499        35444493                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99862% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99862%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-14 16:40:42  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99862%).
[redacted]                        [redacted]        [redacted]      [redacted]            24778499        35444497                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 16:40:42  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21487343        35369608                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:40:15  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20466212        35644075                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-30 17:17:19  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29716677        35337439                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.61113% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .61113%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-07 16:30:30  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .61113%).
[redacted]                        [redacted]        [redacted]      [redacted]            29716677        35337441                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:30:30  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22184387        35636753                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-01-27 17:51:25  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            23769282        35348002                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:01:45  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25401622        35594905                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:55:04  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24036333        35467273                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-15 18:42:16  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24036333        35601459                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 12:39:13  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            26047702        35319549                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21044831        35365349                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 The file is missing Lease agreement for property XXXXX.                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-01-15): XXXXX                                              2026-01-15 10:58:53                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21044831        35365352                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 21:23:42  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24722567        35487916                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29813222        35626396                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.97830% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.97830%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-28 19:56:00  No                   2                      B                               B                                        LA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.97830%).
[redacted]                        [redacted]        [redacted]      [redacted]            29813222        35626401                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28832197        35389982                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28832197        35390046                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          Certificate of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 12:48:09                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24661872        35303664                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 16:19:18  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24547812        35444352                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 16:40:42  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24547812        35444362                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-14 16:40:42  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24885796        35369404                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:40:15  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24885796        35369414                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.15240% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.15240%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-12 19:40:15  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.15240%).
[redacted]                        [redacted]        [redacted]      [redacted]            27556171        35341388                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:36:20  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23865895        35857271                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-02): XXXXX                                              2026-03-02 18:15:39                                            No                   1                                                      A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 184                                                                                                                              LCA provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23865895        35951178                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          Unable to determine if the borrower signed a valuation receipt acknowledgment                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2026-03-02 18:16:16  No                   2                                                      B                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      due to missing information.
[redacted]                        [redacted]        [redacted]      [redacted]            23865895        35951182                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2026-03-02 18:20:47  No                   2                                                      B                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            25818779        35337950                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28212225        35347931                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28212225        35347937                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.13088% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.13088%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-08 18:07:46  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.13088%).
[redacted]                        [redacted]        [redacted]      [redacted]            27636711        35597326                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99300% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99300%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-23 17:41:12  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99300%).
[redacted]                        [redacted]        [redacted]      [redacted]            27636711        35597332                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-23 17:41:12  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24485247        35304330                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 16:19:18  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28904552        35355526                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-09 18:47:14  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28904552        35355532                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.79950% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.79950%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-09 18:47:14  No                   2                      B                               B                                        MN              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.79950%).
[redacted]                        [redacted]        [redacted]      [redacted]            25451530        35477114                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-16 20:24:49  No                   1                                                                                               IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28346205        35478745                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23585199        35324614                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99900% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99900%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-06 14:00:26  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99900%).
[redacted]                        [redacted]        [redacted]      [redacted]            23585199        35324647                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 14:00:26  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27688675        35582269                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27688675        35582309                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.36053% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.36053%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-23 17:41:12  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                 Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.36053%).
[redacted]                        [redacted]        [redacted]      [redacted]            29848397        36315788                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28447888        35673004                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22261696        35634460                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25871060        35337325                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27118309        35336923                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20157931        35348996                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-07-28): No discount points were excluded. Exception        2026-07-28 11:43:21                                            No                   1                      B                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                            cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-07-28): Reopening to clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-14): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20157931        35349406                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25365675        35336666                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28057861        35615463                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 17:51:25  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29814697        35348200                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26490193        35476025                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:23:33                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26490193        35476026                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:23:33                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26490193        35476027                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $6,645.00. Threshold maximum is $6,250.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:23:33                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26490193        35476028                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:23:33                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26490193        35476029                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $6,645.00. Threshold maximum is $6,250.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:23:33                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.31600% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .31600%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-19): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            26490193        35476030                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:23:33                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26490193        35476031                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.31600% is in  XXXXX Points and Fees exceed allowable threshold by $$XXX or 5.31600%.                                                                                                                                                                                                                                                                                                                                                                                              2026-01-16 20:24:49  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.31600%).
[redacted]                        [redacted]        [redacted]      [redacted]            26490193        35476033                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      Nevada Home Loan (Home Loan Legend Not on Security Instrument)                    XXXXX Home Loan: Mortgage, Deed, or other instrument does not expressly indicate  Mortgage, Deed, or other instrument does not expressly indicate that loan is a                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-21): XXXXX                                                                                        2026-01-21 16:51:07  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            that loan is a "home loan" in at least 14 point font.                             "home loan" in at least 14 point font.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26490193        35476056                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28419225        35475793                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28419225        35475795                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-16 20:24:49  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28419225        35475921                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:26:12                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28419225        35475922                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $6,586.25. Threshold maximum is $3,125.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:26:12                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce fees from Finance Charge as required resulting in false higher threshold calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28419225        35475923                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:26:12                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28419225        35475924                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or .26900%.                                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:26:12                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.26900% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .26900%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-19): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            28419225        35475925                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:26:12                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28419225        35475926                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.26900% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.26900%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-16 20:24:49  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.26900%).
[redacted]                        [redacted]        [redacted]      [redacted]            28419225        35475928                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      Nevada Home Loan (Home Loan Legend Not on Security Instrument)                    XXXXX Home Loan: Mortgage, Deed, or other instrument does not expressly indicate  Mortgage, Deed, or other instrument does not expressly indicate that loan is a                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-21): XXXXX                                                                                        2026-01-21 16:51:07  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            that loan is a "home loan" in at least 14 point font.                             "home loan" in at least 14-point font.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28419225        35475960                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            The DTI of 51.36362% exceeds the QM maximum of 50.00% The difference appears to                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 19:32:16                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              be due to credit debts, however a breakdown was not provided to confirm.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24176752        35325418                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 22:33:44                                            No                   1                                                      A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 184

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24176752        35613583                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Evidence that secondary valuation was provided to the borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                    2026-01-22 22:34:30  No                   2                                                      B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            21395256        35348739                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:20:40  No                   2                      A                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21855574        35389969                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21746198        35348362                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:20:40  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23020179        35337646                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25889593        35312819                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24773411        35338027                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29568204        35304755                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Pages of 5, 12, 13 and 14 with borrower and notary signatures on Security                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-05): XXXXX                                              2026-01-05 16:12:13                                            No                   1                      D                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              instrument are missing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29568204        35304761                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 16:19:18  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28659829        35443951                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-14 16:40:42  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28659829        35443954                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 16:40:42  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23374686        35348624                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23374686        35348646                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 18:18:51                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2026-01-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23374686        35348647                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 18:18:51                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23374686        35348648                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Mortgage loan financed Points and Fees.                                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 18:18:51                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23374686        35348649                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 18:18:51                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23374686        35348650                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 5.28500% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 18:18:51                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.28500% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $XXX on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .28500%). Non-Compliant   overage of $XXX or .28500%). Non-Compliant High-Cost Loan.                                                                                                                                                                                                                                                                              Seller Comment (2026-01-09): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            23374686        35348651                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Pre-loan counseling requirements not met.           Pre-loan counseling requirements not met.                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-13): XXXXX                                              2026-01-13 18:18:51                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23374686        35348652                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.28500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .28500%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-08 18:07:46  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .28500%).
[redacted]                        [redacted]        [redacted]      [redacted]            25733288        35336346                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25733288        35336353                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.49700% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .49700%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-06 19:25:18  No                   2                      B                               B                                        OR              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .49700%).
[redacted]                        [redacted]        [redacted]      [redacted]            25733288        35336372                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-12): XXXXX                                              2026-01-12 21:22:29                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25733288        35336373                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-12): XXXXX                                              2026-01-12 21:22:29                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25733288        35336374                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-12): XXXXX                                              2026-01-12 21:22:29                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25733288        35336380                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $3,880.88. Threshold maximum is $3,530.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-12): XXXXX                                              2026-01-12 21:22:29                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25733288        35336381                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or .49700%.                                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-12): XXXXX                                              2026-01-12 21:22:29                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.49700% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .49700%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-07): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25733288        35341486                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-06 19:25:18  No                   2                      B                               B                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23434766        35314110                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28107726        35313164                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29464232        35325928                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.09796% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .09796%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-05 21:43:57  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .09796%).
[redacted]                        [redacted]        [redacted]      [redacted]            29464232        35325933                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29464232        35325940                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-05 21:43:57  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22194521        35390409                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.68450% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.68450%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-13 17:59:13  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.68450%).
[redacted]                        [redacted]        [redacted]      [redacted]            22194521        35390417                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 07:54:01                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22194521        35390421                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22194521        35390424                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-13 17:59:13  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28903691        35502087                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29197024        35348864                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:20:40  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22589436        35486874                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      South Carolina Home Loan (Complaint Agency Disclosure Not Provided)               XXXXX Home Loan: Borrower not provided with a document specifying the agency      Borrower not provided with a document specifying the agency designated to                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 15:20:31                                            No                   1                      C                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            designated to receive complaints or inquiries about the origination and making    receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                            of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22589436        35486896                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-20 17:02:07  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22589436        35486913                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $171,797.00 Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 03:40:41                                            No                   1                      C                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29045542        35468843                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24147021        35315397                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24147021        35315411                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 08:52:17                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date. There have been no recent inspections provided.                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24147021        35315433                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:29:47                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24147021        35315434                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5,032.00 Threshold maximum is $5,000.00.                                                                                                                                                                                                                                                              Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:29:47                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24147021        35315435                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:29:47                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24147021        35315436                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or .03200%.                                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:29:47                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.03200% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .03200%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-02): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            24147021        35315437                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 15:29:47                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24147021        35315438                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.03200% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.03200%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-31 15:11:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.03200%).
[redacted]                        [redacted]        [redacted]      [redacted]            24147021        35320205                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-31 15:11:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22161227        35336522                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-07 16:30:30  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22161227        35336524                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:30:30  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21867499        35468337                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21237954        35347463                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:20:40  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28010535        35608591                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 17:51:25  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28010535        35608633                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-10): XXXXX                                              2026-02-10 12:42:57                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-02-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28010535        35609306                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-27 17:51:25  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28995405        35303841                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 16:19:18  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29360310        35309057                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29360310        35309060                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary/Commitment does not reflect a coverage amount (no final title                                                                                       The preliminary title report in file did not disclose the amount of title                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 14:51:23                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          policy in file). Unable to determine if appropriate coverage is provided.                                                                                           insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25726735        35309864                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25726735        35309868                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-30 21:50:08  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25726735        35309870                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 11:45:08                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20839625        35388811                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.42100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.42100%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-13 17:59:13  No                   2                      B                               B                                        MA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.42100%).
[redacted]                        [redacted]        [redacted]      [redacted]            20839625        35388814                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21743134        35791008                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        AZ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28643044        35581124                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-26 18:55:04  No                   1                                                                                               NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28643044        35581191                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not      -                                                                                 The file is missing a copy of 442 images Document.                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-03): XXXXX                                              2026-02-03 11:28:02                                            No                   1                      C                               A                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-29): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28643044        35582552                                         Credit          Credit                             Miscellaneous                             Credit                                                                            Kroll Second Lien Property Exception - Primary Valuation with defect                                                                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-02-03): XXXXX                                              2026-02-03 14:16:47                                            No                   1                      C                               A                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-29): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27263513        35595614                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27263513        35595629                                         Credit          Loan Package Documentation         Application / Processing                  Insurance                                                                         Missing Document: Flood Certificate not provided                                                                                                                    The file was missing a copy of the flood certificate.                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 02:43:54                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27453489        35362758                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-09 18:47:14  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24952856        35673593                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29154807        35348182                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-01-08 20:20:40  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            29154807        35348457                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:20:40  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25750576        35698744                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-04): XXXXX                                                                                        2026-02-04 12:12:31  No                   1                                                                                               IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29508273        35581269                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24183733        35348179                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:20:40  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25968821        35497308                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22948466        35348243                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2026-01-08 18:07:46  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22948466        35348249                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective                                                                                    Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-14): XXXXX                                              2026-01-14 18:26:22                                            No                   1                                                      A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156                                                                                                        LCA provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22948466        35348261                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.42775% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .42775%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-08 18:07:46  No                   2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .42775%).
[redacted]                        [redacted]        [redacted]      [redacted]            22948466        35483870                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2026-01-14 18:20:06  No                   1                                                                                               NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            22948466        35483882                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2026-01-14 18:28:38  No                   1                                                                                               NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            26585618        35313158                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:25:39  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20442502        35336814                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20442502        35336818                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 04:02:34                                            No                   1                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            20442502        35336820                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary/Commitment does not reflect a coverage amount (no final title                                                                                       The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 04:02:16                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          policy in file). Unable to determine if appropriate coverage is provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23328634        35582361                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-22 14:16:31  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25633524        35347842                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:20:40  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29399550        35350239                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        ID              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22837262        35596230                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:52:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22837262        35596234                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5,056.80. Threshold maximum is $4,900.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:52:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22837262        35596242                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:52:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22837262        35596250                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $5,056.80. Threshold maximum is $4,900.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:52:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            6.37939% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or 1.37939%). Non-Compliant                                                                                                                                                                                                                                                                                                                                          Seller Comment (2026-01-26): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            22837262        35596252                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:52:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22837262        35596253                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 6.37939% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.16000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-23 17:41:12  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 6.37939%).
[redacted]                        [redacted]        [redacted]      [redacted]            22837262        35596256                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29190713        35364861                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-09 18:47:14  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29190713        35364875                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-09 18:47:14  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            26801567        35348901                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:20:40  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22357151        35472431                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21858616        35335978                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:30:30  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28454486        36047901                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25907089        35389145                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-13 21:39:19  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            25907089        35389158                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-13 21:39:19  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25907089        35389162                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-13 21:39:19  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26949408        35303710                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2025-12-29 21:22:05  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26949408        35303792                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                            2025-12-29 21:22:05  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     provided with an effective date between application date and note date.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26071338        35303716                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-29 21:22:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26071338        35303720                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-06): XXXXX                                              2026-01-06 12:05:25                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26071338        35303728                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29943990        35304892                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23080498        35324324                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24028481        35581639                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.33314% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .33314%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-23 17:41:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .33314%).
[redacted]                        [redacted]        [redacted]      [redacted]            24028481        35581665                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-23 17:41:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24028481        35583030                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Lender Exception for Property listed for sale within the last 6 months.           Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC                                                                          Reviewer Comment (2026-01-27): XXXXX                                                                                        2026-01-27 16:54:22  Yes                  2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Compensating factors are FICO OF 742, DTI of 37.33 and Borrower has been living
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              at the subject property for over 4 years.                                         Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The qualifying DTI on the loan is at least 10% less than the guideline maximum.                                                                                     SitusAMC
[redacted]                        [redacted]        [redacted]      [redacted]            29558258        35356824                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.07600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.07600%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-09 18:47:14  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.07600%).
[redacted]                        [redacted]        [redacted]      [redacted]            29558258        35356837                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-09 18:47:14  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27531059        35348611                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:20:40  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26184873        35472990                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28979766        35389598                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27979873        35502965                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.70600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.70600%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-21 18:44:53  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.70600%).
[redacted]                        [redacted]        [redacted]      [redacted]            22031081        35319058                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22031081        35319085                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-02 19:37:54  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25254406        35485372                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26373276        35488061                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26373276        35488095                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 15:19:39                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24380136        35487760                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21926352        35350699                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21926352        35369656                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Third party business verification was not in file.                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-14): XXXXX                                              2026-01-14 13:58:31                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22702434        35468871                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27218334        35614725                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 17:51:25  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20443590        35325524                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-05 21:43:57  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            20443590        35325576                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.71088% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .71088%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-05 21:43:57  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .71088%).
[redacted]                        [redacted]        [redacted]      [redacted]            25182206        35348126                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25182206        35348170                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.83000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.83000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-08 18:07:46  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.83000%).
[redacted]                        [redacted]        [redacted]      [redacted]            22084122        36048022                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22084122        36048027                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-16 16:17:13  No                   2                      B                               B                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28118246        35470981                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23305652        35595765                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:55:04  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21878209        35289780                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-24 20:32:45  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21878209        35289802                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.66219% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .66219%.                                                                                                                                                                                                                                                                                                                                                                                                2025-12-24 20:32:45  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .66219%).
[redacted]                        [redacted]        [redacted]      [redacted]            20291192        35596167                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28866971        35323423                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.68518% is in  Points and Fees on subject loan of 3.68518% is in excess of the investor                                                                                                                                                                                                                                                                                                                                                                                            2026-01-05 21:43:57  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan    allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.   total $XXX on a Federal Total Loan Amount of $XXXXX vs. an investor allowable
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .68518%).              total of $XXX
[redacted]                        [redacted]        [redacted]      [redacted]            28866971        35323425                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28866971        35323435                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        Title policy amount is not mentioned.                                             Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-05 21:43:57  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            27243610        35485427                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-20 17:02:07  No                   1                                                                                               SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            20924281        35323591                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28187657        35324910                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28187657        35324923                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-05 21:43:57  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22876144        35388962                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.77136% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.77136%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-13 21:53:33  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.77136%).
[redacted]                        [redacted]        [redacted]      [redacted]            22876144        35388981                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 21:53:33  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21411903        35443548                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-14 20:50:07  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27464672        35391865                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 21:39:19  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27464672        35391878                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument - Subject Lien is missing                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 15:48:50                                            No                   1                      D                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27464672        35391938                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%%.                                                                                                                                                                                                                                                                                                                                                                                              2026-01-13 21:39:19  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            27464672        35391940                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as          Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                                Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 15:50:08                                            No                   1                      B                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                        form                                                                                                                                                                transaction date for purposes of determining compliance with rescission timing    transaction date for purposes of determining compliance with rescission timing
                                                                                                                                                                                                                                                                                                                                                                                                                            requirements                                                                      requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26852616        35625868                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20065112        35698564                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20065112        35698579                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-04 15:19:17  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount
[redacted]                        [redacted]        [redacted]      [redacted]            23689932        35466404                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.30172% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .30172%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-15 18:42:16  No                   2                      B                               B                                        NY              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .30172%).
[redacted]                        [redacted]        [redacted]      [redacted]            29331235        35673228                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27990977        35606780                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-27 17:51:25  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28680179        35698697                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27425000        35470740                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective  Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-04): XXXXX                                              2026-02-04 10:47:43                                            No                   1                                                      A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156                                                                                                        securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27425000        35721826                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-04 10:46:29  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29055803        35324784                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29055803        35324790                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 File is missing Mortgage statement for XXXXX.                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-09): XXXXX                                              2026-01-09 15:58:33                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29814501        35318755                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 56.03546% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-08): XXXXX                                              2026-01-08 09:49:10                                            No                   1                      C                               A                                        NV              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29814501        35318763                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-02 19:37:54  No                   2                      A                               A                                        NV              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29814501        35318856                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-02 19:37:54  No                   2                      B                               B                                        NV              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29814501        35326351                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 Missing mortgage statement for junior lien reflected on 1003.                                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-08): XXXXX                                              2026-01-08 09:46:44                                            No                   1                      C                               A                                        NV              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21860453        35606006                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.04650% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .04650%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-26 18:44:23  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .04650%).
[redacted]                        [redacted]        [redacted]      [redacted]            21860453        35606011                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-26 18:44:23  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21860453        35606012                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:44:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22763288        35596285                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.08750% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.08750%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-23 17:41:12  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.08750%).
[redacted]                        [redacted]        [redacted]      [redacted]            22763288        35596290                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20757022        35337360                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20757022        35337402                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.55611% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .55611%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-06 19:25:18  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .55611%).
[redacted]                        [redacted]        [redacted]      [redacted]            22160923        35605573                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:44:23  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22160923        35976170                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Exception opened per client request. Seller to provide credit supplement to                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-09): XXXXX                                              2026-03-09 11:49:11                                            No                   1                                                      A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              support P&I payment used to qualify borrower.
[redacted]                        [redacted]        [redacted]      [redacted]            22175269        35479568                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-20 17:02:07  No                   1                                                                                               GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25901733        35790218                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24721520        35451881                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Mismatch of data related to Occupancy.                                            -                                                                                 As per final 1003, loan information section, occupancy type is second home                                                                                                                                                                                                                                                              Reviewer Comment (2026-02-04): XXXXX                                              2026-02-04 11:03:58                                            No                   1                      C                               A                                        CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              however, declaration section Will you occupy the property as your primary residence? for borrower has been completed as Yes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24721520        35470886                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-15 18:42:16  No                   2                      B                               B                                        CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24721520        35470902                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective                                                                                    Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 18:51:35                                            No                   1                                                      A                                        CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156                                                                                                        LCA provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24721520        35620751                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2026-01-23 18:49:53  No                   1                                                                                               CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            27459796        35501317                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21455870        35485653                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20568180        35607782                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-02-02): XXXXX                                              2026-02-02 10:57:32                                            No                   1                                                      A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20568180        35607783                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:44:23  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20568180        35609472                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Note - Senior Lien not provided                                                                                                                   Senior lien P&I payment and FHA mortgage insurance amount could not be verified.                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 03:01:22                                            No                   1                      D                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24687673        35470786                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        TN              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24687673        35470795                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $297,519.20. Provide updated policy reflecting                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 09:28:43                                            No                   1                      C                               A                                        TN              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28360266        35625441                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.90000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .90000%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-28 19:56:00  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .90000%).
[redacted]                        [redacted]        [redacted]      [redacted]            28360266        35625586                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21984867        35356963                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-09 18:47:14  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21984867        35356967                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-09 18:47:14  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20821227        35337732                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-06 19:25:18  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20821227        35337736                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 08:55:21                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20821227        35337747                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29063534        35362971                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 21:28:49  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23670631        35917228                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25997559        35685463                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 17:08:34                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2026-02-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25997559        35685464                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 17:08:34                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25997559        35685465                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,080.97. Threshold maximum is $1,736.95.                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 17:08:34                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25997559        35685466                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 17:08:34                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25997559        35685467                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $2,080.97. Threshold maximum is $1,736.95.                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 17:08:34                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.99030% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .99030%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-02-04): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25997559        35685468                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 17:08:34                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25997559        35685469                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.99030% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .99030%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-03 17:39:38  No                   2                      B                               B                                        OK              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .99030%).
[redacted]                        [redacted]        [redacted]      [redacted]            25997559        35685481                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-03 17:39:38  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27060533        35479073                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28858159        35337303                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:36:20  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28847958        35703452                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28847958        35703470                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-25): XXXXX                                              2026-02-25 12:23:00                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-02-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28847958        35703473                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.82446% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.82446%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-04 15:19:17  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.82446%).
[redacted]                        [redacted]        [redacted]      [redacted]            28409387        35341675                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 08:58:41                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28409387        35341719                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-07 16:36:20  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28409387        35341723                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 File is missing Mortgage Statement of XXXXX for property XXXXX                                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-14): XXXXX                                              2026-01-14 14:45:52                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-14): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21943693        35323488                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        DE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22606211        35388977                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 07:50:35                                            No                   1                      C                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22606211        35388982                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 21:39:19  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25044955        35624809                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.98871% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.98871%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-28 19:56:00  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.98871%).
[redacted]                        [redacted]        [redacted]      [redacted]            25044955        35624813                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25044955        35624835                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-28 19:56:00  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21630251        35318840                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 6.94100% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or 1.94100%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-02 19:37:54  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or 1.94100%).
[redacted]                        [redacted]        [redacted]      [redacted]            21736523        35634436                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        WY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23522185        35390194                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 21:39:19  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24283355        35672929                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24283355        35673145                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide blanket policy.                                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-02-09): XXXXX                                              2026-02-09 09:47:40                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23652554        35788171                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26546726        35600501                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:55:04  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24761200        35582655                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                "The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                 2026-01-23 17:41:12  No                   1                                                                                               MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     securitization purposes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              "
[redacted]                        [redacted]        [redacted]      [redacted]            29559204        35390521                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22073511        35469832                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.28320% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .28320%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-15 18:42:16  No                   2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .28320%).
[redacted]                        [redacted]        [redacted]      [redacted]            22073511        35469902                                         Property        Valuation                          Valuation Issue                           Valuation                                                                         The desk review has a effective date that is other than what the appraisal                                                                                                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-26): XXXXX                                              2026-01-26 10:36:30                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          effective date is. The desk review should have the same effective date as the appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22073511        35497365                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Third party business verification for primary borrower is missing from loan                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-26): XXXXX                                              2026-01-26 11:09:06                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-22): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-21): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28406960        35322534                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28406960        35322565                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-05 21:43:57  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22033234        35731892                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-09 17:02:04  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26337546        35477174                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        PA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24107765        35719738                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-06): XXXXX                                                                                        2026-02-06 16:44:11  No                   1                                                                                               OH              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 187                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23063796        35485817                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29857282        35390253                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   1                                                                                               OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            29857282        35390262                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $35,661. Provide updated policy reflecting                                                                                                                                                                                                                                                              Reviewer Comment (2026-01-21): XXXXX                                              2026-01-21 09:33:09                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26934139        35444960                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 20:50:07  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28760711        35322318                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27912196        35322488                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.49300% is in  Points and Fees on subject loan of 3.49300% is in excess of the investor                                                                                                                                                                                                                                                                                                                                                                                            2026-01-05 21:43:57  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the         allowable maximum of the greater of .00000% of the Federal Total Loan Amount and                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a       $XXX (XXXXX). Points and Fees total $XXX on a Federal Total Loan Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and   $XXXXX vs. an investor allowable total of $4,045.00 and $XXX (XXXXX) (an overage
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.49300%).                                    of $XXX or 3.49300%).
[redacted]                        [redacted]        [redacted]      [redacted]            27912196        35322492                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20272821        35337378                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22150677        35336921                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22556187        35338493                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-06 19:25:18  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22556187        35338515                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.15131% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2026-01-06 19:25:18  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.15131%).
[redacted]                        [redacted]        [redacted]      [redacted]            22556187        35345112                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the                                                                                     Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-06 19:25:18  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.
[redacted]                        [redacted]        [redacted]      [redacted]            28182135        35618130                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 18:49:38                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28182135        35618131                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,430.54. Threshold maximum is $2,100.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 18:49:38                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28182135        35618132                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 18:49:38                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28182135        35618133                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $2,430.54. Threshold maximum is $2,100.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 18:49:38                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.78700% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .78700%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-28): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            28182135        35618134                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 18:49:38                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28182135        35618135                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.78700% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .78700%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-27 17:51:25  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .78700%).
[redacted]                        [redacted]        [redacted]      [redacted]            28182135        35618137                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Colorado Covered Loan (Consumer Caution Notice Not   XXXXX Covered Loan: Consumer Caution Notice not provided to borrower.             Consumer Caution Notice not provided to borrower.                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 18:49:38                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28182135        35618138                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Colorado Covered Loan (Points and Fees)                         XXXXX Consumer Equity Protection Act: Points and Fees on subject loan of          Points and Fees exceed allowable threshold by $XXX or .78700%.                                                                                                                                                                                                                                                                          Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 18:49:38                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other             For application prior to 1/XX/14, no obvious cure.                                                          Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.78700% is in excess of the allowable maximum of 5.00000% of the Total Loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            For applications on or after 1/XX/14, same as DF HOEPA cure:
                                                                                                                                                                                                                                                                                                                                                                                                                            allowable total of $XXXXX (an overage of $XXX or .78700%). Non-Compliant High                                                                                                                                                                                                                                                                                                                                             Seller Comment (2026-01-28): XXXXX                                                                                                                                                                                                                                                                                                          (1) Signed letter from borrower indicating their choice to either (a) accept
                                                                                                                                                                                                                                                                                                                                                                                                                            Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            24797210        35322498                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   1                                                                                               CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139
[redacted]                        [redacted]        [redacted]      [redacted]            24797210        35322502                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The Title Policy Amount of $XXXXX is less than the note amount of $XXXXX based    Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-05 21:43:57  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      on the Commitment in file.
[redacted]                        [redacted]        [redacted]      [redacted]            24797210        35322608                                         Credit          Borrower and Mortgage Eligibility  Mortgage / Program Eligibility            Borrower and Mortgage Eligibility                                                 Guideline Requirement: Combined High loan to value discrepancy.                   Calculated high loan to value percentage of ___ exceeds Guideline high loan to    Calculated high loan to value percentage of XX.XX% exceeds Guideline high loan    Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC                                                                          Reviewer Comment (2026-01-13): XXXXX                                                                                        2026-01-13 16:07:47  Yes                  2                      C                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            value percentage of ___                                                           to value percentage of 85.00000%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The qualifying DTI on the loan is at least 10% less than the guideline maximum.                                                                                     SitusAMC
[redacted]                        [redacted]        [redacted]      [redacted]            24797210        35322609                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Combined loan to value discrepancy.                        Calculated combined loan to value percentage of ___ exceeds Guideline combined    Calculated combined loan to value percentage of XX.XX% exceeds Guideline          Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC                                                                          Reviewer Comment (2026-01-13): XXXXX                                                                                        2026-01-13 16:07:55  Yes                  2                      C                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            loan to value percentage of ___.                                                  combined loan to value percentage of 85.00000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Seller Comment (2026-01-12): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The qualifying DTI on the loan is at least 10% less than the guideline maximum.                                                                                     SitusAMC
[redacted]                        [redacted]        [redacted]      [redacted]            24797210        35322611                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.46562% is in  XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.46562% is in                                                                                                                                                                                                                                                                                                                                                                                    2026-01-05 21:43:57  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan    excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.   Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.46562%).             an investor allowable total of $XXX (an overage of $XXX or 1.46562%).
[redacted]                        [redacted]        [redacted]      [redacted]            24797210        35322613                                         Compliance      Compliance                         Federal Compliance                        RESPA                                                                             RESPA Disclosure - List of Homeownership Counseling Organizations Missing         RESPA Disclosure Rule (Dodd-Frank XXXXX): Creditor did not provide List of        Creditor did not provide List of Homeownership Counseling Organizations to                                                                                                                                                                                                                                                                                                                                                                                          2026-01-05 21:43:57  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Homeownership Counseling Organizations to borrower.                               borrower.
[redacted]                        [redacted]        [redacted]      [redacted]            20748273        35363990                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 21:28:49  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20900717        35445983                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 20:50:07  No                   2                      A                               A                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23163810        35304262                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-29 21:22:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28935699        35596128                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:55:04  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29741397        35617080                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 17:51:25  No                   2                      A                               A                                        GA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29987654        35636280                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20395825        35390024                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 17:59:13  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24824560        35314062                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:10:30                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24824560        35314063                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $16,651.44. Threshold maximum is $14,150.00.                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:10:30                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24824560        35314064                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:10:30                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24824560        35314065                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 5.88390% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:10:30                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.88390% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     vs. an allowable total of $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .88390%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-02): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            24824560        35314066                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:10:30                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24824560        35314067                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.88390% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.88390%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-31 15:11:12  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.88390%).
[redacted]                        [redacted]        [redacted]      [redacted]            24824560        35314077                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2025-12-31 15:11:12  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24824560        35314080                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2025-12-31 15:11:12  No                   1                                                                                               WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26339610        35309293                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26339610        35309353                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:33:45                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26339610        35309354                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $3,384.80. Threshold maximum is $2,500.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:33:45                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26339610        35309355                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:33:45                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26339610        35309356                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or 1.76900%.                                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:33:45                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            6.76900% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or 1.76900%). Non-Compliant                                                                                                                                                                                                                                                                                                                                          Seller Comment (2025-12-31): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            26339610        35309357                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:33:45                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26339610        35309358                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 6.76900% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.76900%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-30 21:50:08  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.76900%).
[redacted]                        [redacted]        [redacted]      [redacted]            25745531        35308718                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:37:08                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25745531        35308719                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5,567.95. Threshold maximum is $5,000.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:37:08                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25745531        35308720                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $5,567.95. Threshold maximum is $5,000.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:37:08                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.54300% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .54300%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2025-12-31): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25745531        35308721                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:37:08                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25745531        35308722                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.54300% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.54300%.                                                                                                                                                                                                                                                                                                                                                                                               2025-12-30 21:50:08  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.54300%).
[redacted]                        [redacted]        [redacted]      [redacted]            25745531        35308724                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) North Carolina High-Cost Loan (Counseling             XXXXX High-Cost Loan: No evidence borrower received home-ownership counseling by  No evidence borrower received home-ownership counseling by an approved XXXXX.                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:37:08                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             See any available cure under the North Carolina High Cost Loan threshold                                    Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                      an approved XXXXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2025-12-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25745531        35308725                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) North Carolina High-Cost Loan (Points and Fees)                 XXXXX Anti-Predatory Lending Law: Points and Fees on subject loan of 5.56795% is  Points and fees exceed maximum threshold of $XXX or .56795%.                                                                                                                                                                                                                                                                            Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 06:37:08                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             Within 30 days of loan closing and prior to receiving notice from the borrower                              Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide:
                                                                                                                                                                                                                                                                                                                                                                                                                            and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (1) Lender Attestation of no notice from the borrower of the failure; (2) Signed
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .56795%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                     Seller Comment (2025-12-31): XXXXX                                                                                                                                                                                                                                                                                                          letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (3) Assuming option (a) is selected, a copy of refund check and proof of mailing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (must be in transit with courier); (4) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (5) If option 4(a) is selected, copy of refund check and proof of mailing (must be in transit with courier); (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            25745531        35308762                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-30 21:50:08  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24538276        35597468                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25352082        35313916                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.42120% is in                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2025-12-31 15:11:12  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.42120%).
[redacted]                        [redacted]        [redacted]      [redacted]            25352082        35313922                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Waterfall due to Points and Fees exception.                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:12:56                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25352082        35313924                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Waterfall due to Points and Fees exception.                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:12:56                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25352082        35313926                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Waterfall due to Points and Fees exception.                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:12:56                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25352082        35313938                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Waterfall due to Points and Fees exception.                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:12:56                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25352082        35313944                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     The Undiscounted rate of 7.521% was provided, However, missing undiscounted                                                                                                                                                                                                                                                             Reviewer Comment (2026-01-07): XXXXX                                              2026-01-07 11:12:56                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.42120% is in excess of the allowable maximum of 5.00000% of the Federal Total   price. Without the undiscounted price, unable to verify points as Bonafide.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     Additional conditions may apply if standard 0.25 points/rate ratio is not met.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .42120%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-02): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25352082        35313968                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2025-12-31 15:11:12  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25647719        35787676                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-12): XXXXX                                                                                        2026-02-12 17:16:30  No                   1                                                                                               IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            27328374        35998315                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27328374        36041615                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Note - Senior Lien not provided                                                                                                                   Missing mortgage statement for first lien and unable to verify P&I. Per 1008                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-16): XXXXX                                              2026-03-16 05:43:53                                            No                   1                      D                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              lender included taxes and insurance in first lien payment, however mortgage statement not provided to determine if escrowed and the amount of the P&I only
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              payment.                                                                                                                                                                                                                                                                                                                                Seller Comment (2026-03-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22539311        35467259                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-15 18:42:16  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22539311        35467260                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20956239        35349048                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 18:07:46  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24598386        35444319                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 20:50:07  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24598386        35444330                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-14 20:50:07  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28026860        35475817                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28026860        35475826                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 15:21:29                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25661787        35625020                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22718965        35890357                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.99500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.99500%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-26 18:50:37  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.99500%).
[redacted]                        [redacted]        [redacted]      [redacted]            22718965        35890361                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-26 18:50:37  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22718965        35890362                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-26 18:50:37  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24203920        35581928                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.18000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.18000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-26 18:55:04  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.18000%).
[redacted]                        [redacted]        [redacted]      [redacted]            24203920        35581940                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-26 18:55:04  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24203920        35581945                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:55:04  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28814953        35502507                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22854792        35788125                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26075964        35347948                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-08 20:20:40  No                   2                      A                               A                                        NV              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26408238        35350269                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2026-01-08 18:07:46  No                   2                      A                               A                                        WA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26408238        35350297                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective                                                                                    The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-14): XXXXX                                              2026-01-14 18:12:28                                            No                   1                                                      A                                        WA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                  date less than 3 months past note date provided. Sec ID: 156                                                                                                        securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27926693        35582381                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21500302        35804040                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.62900% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .62900%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-16 17:49:13  No                   2                      B                               B                                        MA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .62900%).
[redacted]                        [redacted]        [redacted]      [redacted]            21500302        35804046                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-16 17:49:13  No                   1                                                                                               MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24357886        35469080                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-26): XXXXX                                              2026-01-26 19:38:02                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24357886        35469085                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25515641        36072371                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-18 16:24:29  No                   2                      A                               A                                        ID              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24580775        35758482                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 20:16:08  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24580775        35758500                                         Credit          Missing Document                   General                                   Missing Document                                                                  Missing Document: Verification of Non-US Citizen Status not provided                                                                                                The file is missing a copy of Verification of Non-US Citizen Status Document.                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-12): XXXXX                                              2026-02-12 16:01:44                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28188666        35485795                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-23): XXXXX                                                                   2026-01-23 18:30:40                       No                   2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        from transaction date of XX/XX/XX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28188666        35485819                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28188666        35485823                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-20 17:02:07  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28188666        35485827                                         Credit          Credit                             Credit Documentation                      Missing Document                                                                  Missing Document: Credit Report not provided                                                                                                                        The file missing a copy of credit report for borrower.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 15:05:52                                            No                   1                      D                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28188666        35485862                                         Credit          Asset                              Asset Calculation / Analysis              Asset                                                                             Available for Closing is insufficient to cover Cash From Borrower.                                                                                                  Verified liquid assets in the amount of $0.00 are insufficient to meet cash to                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-04): XXXXX                                              2026-02-04 10:55:55                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              close of $69.03.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28188666        35485880                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Calculated investor qualifying total debt ratio of 50.27962% exceeds Guideline    Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2026-02-04): XXXXX                                                                                        2026-02-04 10:50:42  Yes                  2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                total debt ratio of 50.00%. Per final 1003, under the proposed payment section,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              the hazard insurance was not included in the PITI calculaton.                     Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-04): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC                                                                          Reviewer Comment (2026-01-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                by at least 10%.                                                                                                                                                                                                                                      Seller Comment (2026-01-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28188666        35485881                                         Credit          Credit                             Credit Calculation / Analysis             Guideline                                                                         Guideline Requirement: Representative FICO score discrepancy.                                                                                                       Representative FICO score of is less than Guideline representative FICO score of                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 15:05:29                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              740. Triggered due to missing credit report.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25611500        35468978                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24134122        35478761                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22558891        35918356                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27420153        35503971                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 19:11:42  No                   2                      A                               A                                        NV              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21468807        35363646                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-16): XXXXX                                              2026-01-16 12:45:36                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21468807        35363647                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 21:33:18  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21468807        35363650                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-12 21:33:18  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21468807        35363663                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.34193% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.34193%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-12 21:33:18  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.34193%).
[redacted]                        [redacted]        [redacted]      [redacted]            22673150        35390308                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 21:44:34  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22673150        35390327                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $2,962.00. Provide updated policy reflecting                                                                                                                                                                                                                                                            Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 09:30:34                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-21): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20635525        35364804                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:40:15  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20635525        35364824                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.55163% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.55163%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-12 19:40:15  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.55163%).
[redacted]                        [redacted]        [redacted]      [redacted]            28547056        35501774                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21826494        35390734                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-13 21:44:34  No                   2                      B                               B                                        MS              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            21826494        35390745                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-13 21:44:34  No                   1                                                                                               MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            27904023        35581522                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-22 14:16:31  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27904023        35581530                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-22 14:16:31  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21861884        35625758                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23454075        35583447                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29133718        35596761                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21354868        35479628                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24792599        35671496                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-02 16:23:03  No                   1                                                                                               OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23611471        35479388                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20853086        35788067                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27474719        35597501                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24817356        35595169                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        NC              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25245439        35504178                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29963854        35581318                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        GA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24052474        35501859                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        NM              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20748983        35470081                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.85830% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .85830%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-15 18:42:16  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .85830%).
[redacted]                        [redacted]        [redacted]      [redacted]            20748983        35470086                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-15 18:42:16  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            29441865        35446925                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.86635% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .86635%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-14 20:50:07  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .86635%).
[redacted]                        [redacted]        [redacted]      [redacted]            29441865        35446936                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-14 20:50:07  No                   1                                                                                               IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22690716        35486766                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.46066% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.46066%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-20 17:02:07  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.46066%).
[redacted]                        [redacted]        [redacted]      [redacted]            22690716        35486776                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-20 17:02:07  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22690716        35486782                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-20 17:02:07  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27682318        35365380                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:40:15  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28250916        35633049                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-03): XXXXX                                              2026-02-03 11:29:36                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28250916        35633052                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $4,775.92. Threshold maximum is $3,980.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-03): XXXXX                                              2026-02-03 11:29:36                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28250916        35633054                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-03): XXXXX                                              2026-02-03 11:29:36                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28250916        35633057                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $4,775.92. Threshold maximum is $3,980.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-03): XXXXX                                              2026-02-03 11:29:36                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.99990% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .99990%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-30): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            28250916        35633060                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-03): XXXXX                                              2026-02-03 11:29:36                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28250916        35633062                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.99990% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .99990%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-29 17:24:23  No                   2                      B                               B                                        OK              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .99990%).
[redacted]                        [redacted]        [redacted]      [redacted]            28250916        35633068                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28250916        35633082                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-29 17:24:23  No                   2                      B                               B                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28662059        35747443                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-10 14:57:42  No                   2                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22693715        35443589                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 20:50:07  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22693715        35443610                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-14 20:50:07  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            22693715        35445453                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. Two valuations were provided, one of which does not                                                                                      The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 22:19:45                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          support value. No CU or LCA provided. Sec ID: 142                                                                                                                   securitization purposes. Secondary valuation in file does not support the value used to qualify.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22693715        35642566                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. Multiple valuations were provided. One or more         Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Multiple valuations were provided. One or more                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-30): XXXXX                                                                                        2026-01-30 13:03:34  No                   2                                                      A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          secondary valuations support value. One non-supporting secondary valuation with                                                                                     secondary valuations support value. One non-supporting secondary valuation with
                                                                                                                                                                                                                                                                                                                                          an effective date within 12 months of note date was provided. No CU or LCA                                                                                          an effective date within 12 months of note date was provided. No CU or LCA
                                                                                                                                                                                                                                                                                                                                          providing relief are in evidence. Sec ID: 147                                                                                                                       providing relief are in evidence.                                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22058329        35365192                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-12 19:40:15  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22058329        35365270                                         Credit          Borrower and Mortgage Eligibility  Mortgage / Program Eligibility            Borrower and Mortgage Eligibility                                                 Guideline Requirement: Combined High loan to value discrepancy.                   Calculated high loan to value percentage of ___ exceeds Guideline high loan to    As per Approval Appraised value used is $398,000, However no supporting document  Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2026-01-23): XXXXX                                                                                        2026-01-23 14:44:42  Yes                  2                      C                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            value percentage of ___                                                           is provided in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-21): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC                                                                          Reviewer Comment (2026-01-15): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22058329        35365272                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Combined loan to value discrepancy.                        Calculated combined loan to value percentage of ___ exceeds Guideline combined    As per Approval Appraised value used is $398,000, However no supporting document  Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2026-01-23): XXXXX                                                                                        2026-01-23 14:44:49  Yes                  2                      C                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            loan to value percentage of ___.                                                  is provided in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-21): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC                                                                          Reviewer Comment (2026-01-15): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27288591        35624687                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-28 19:56:00  No                   2                      B                               B                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27288591        35624688                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20542876        35615972                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-27 17:51:25  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28570716        35719537                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:26:20  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28570716        35719561                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $118,018.80. Provide updated policy reflecting                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-10): XXXXX                                              2026-02-10 14:05:21                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29127303        35632957                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22713424        35487288                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29139146        35391237                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.37800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.37800%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-13 21:53:33  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.37800%).
[redacted]                        [redacted]        [redacted]      [redacted]            29139146        35391243                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-13 21:53:33  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26589003        35673107                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        NH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25596556        35595272                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        NH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20662717        35829989                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-25): XXXXX                                                                                        2026-02-25 15:57:46  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20662717        35829991                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20366008        35672885                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21667243        35758850                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-11 20:16:08  No                   2                      B                               B                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25115943        35943938                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.01336% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .01336%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-04 19:07:28  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .01336%).
[redacted]                        [redacted]        [redacted]      [redacted]            25115943        35943967                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:07:28  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20176578        35444458                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.55757% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.55757%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-14 20:50:07  No                   2                      B                               B                                        CA              Second Home  Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.55757%).
[redacted]                        [redacted]        [redacted]      [redacted]            20176578        35444469                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 20:50:07  No                   2                      A                               A                                        CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26550151        35468598                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21836897        35918407                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23687496        35605230                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:44:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22786512        35503281                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27334879        35636046                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27334879        35636095                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $678,819.20 Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-03): XXXXX                                              2026-02-03 10:36:58                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24929168        35723031                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:26:20  No                   2                      A                               A                                        AR              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26153432        35937054                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26153432        35937525                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 58.04989% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-09): XXXXX                                              2026-03-09 11:17:19                                            No                   1                      C                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. Difference is due to Lender grossing up Social
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Security income without proof of nontaxable income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23190196        35582831                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23190196        35583545                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-01-23 17:41:12  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            23190196        35583546                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-01-23 17:41:12  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            27339633        35486083                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27421802        35788980                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24339605        35478400                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20516824        35934846                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:40:01                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20516824        35934862                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:40:01                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20516824        35934868                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $4,676.14. Threshold maximum is $3,112.50.                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:40:01                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.63390% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .63390%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-03-04): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            20516824        35934870                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:40:01                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20516824        35934874                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.63390% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.51187%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-03 21:08:20  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.63390%).
[redacted]                        [redacted]        [redacted]      [redacted]            20516824        35934890                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 21:08:20  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20516824        35937880                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.                                                                                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:40:01                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22535786        35684456                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-03 17:57:01  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27334336        35595337                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23205928        35945009                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:07:28  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24483100        35696915                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20201355        35842877                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   1                                                                                               IN              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186
[redacted]                        [redacted]        [redacted]      [redacted]            21048604        35671082                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24039494        35581902                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-22 14:16:31  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24039494        35581925                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.54299% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.54299%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-22 14:16:31  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.54299%).
[redacted]                        [redacted]        [redacted]      [redacted]            24039494        35583482                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-22 14:16:31  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29163281        35791049                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.17581% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or .17581%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-13 17:13:05  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .17581%).
[redacted]                        [redacted]        [redacted]      [redacted]            29163281        35791061                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-13 17:13:05  No                   1                                                                                               CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29959091        35597990                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29428613        35699627                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided   XXXXX HB 2770: Mortgage loan file does not contain a disclosure summary of all    Mortgage loan file does not contain a disclosure summary of all material terms                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-12): XXXXX                                                                                        2026-02-12 09:51:57  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely)                                                                           material terms provided to borrower within three (3) business days of receipt of  provided to borrower within three (3) business days of receipt of the loan
                                                                                                                                                                                                                                                                                                                                                                                                                            the loan application.                                                             application.
[redacted]                        [redacted]        [redacted]      [redacted]            29428613        35699636                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29428613        35699678                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $128,751.20. Provide updated policy reflecting                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-10): XXXXX                                              2026-02-10 12:47:28                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20515961        36249624                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.98800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.98800%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-09 16:20:59  No                   2                      B                               B                                        MN              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.98800%).
[redacted]                        [redacted]        [redacted]      [redacted]            20515961        36249637                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-09 16:20:59  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22377124        35446070                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 20:50:07  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23001674        35728786                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-09 17:02:04  No                   2                      A                               A                                        AR              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21739906        35581746                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24365233        35635458                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26882752        35814107                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2026-02-24): XXXXX                                              2026-02-24 15:12:00                                            No                   1                      B                               A                                        WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-19): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26882752        35814114                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-17 17:36:50  No                   1                                                                                               WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22927198        35916110                                         Compliance      Compliance                         Federal Compliance                        RESPA                                                                             RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement   The application date is XX/XX/XX and the disclosure was provided XX/XX/XX.                                                                                                                                                                                                                                                              Reviewer Comment (2026-03-05): XXXXX                                                                                        2026-03-05 11:10:02  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Within 3 Business Days of Application                                             Disclosure to applicant within three (3) business days of application.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22927198        35916131                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Investor to order.                                                                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-27 19:20:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22666874        35964444                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24622243        35614334                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The file was missing a copy of the final title policy.                            Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-27 17:51:25  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            24622243        35614683                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-27 17:51:25  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24622243        35614687                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-27 17:51:25  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22481752        35679824                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.00743% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.00743%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-02 16:23:03  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.00743%).
[redacted]                        [redacted]        [redacted]      [redacted]            22481752        35679829                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-02 16:23:03  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22481752        35679838                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-02 16:23:03  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28740876        35489936                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.17450% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .57700%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-20 17:17:37  No                   2                      B                               B                                        NY              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.17450%).
[redacted]                        [redacted]        [redacted]      [redacted]            28740876        35489965                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:17:37  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29682429        35708380                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Verification(s) of employment is not within 10 business days of the Note.         -                                                                                 This file was missing a copy of VVOE. Per guidelines, Verbal Verification of      The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC                                                                          Reviewer Comment (2026-02-27): XXXXX                                                                                        2026-02-27 16:02:33  Yes                  2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Employment VVOE completed within 10 days of closing must be provided.             by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The qualifying DTI on the loan is at least 10% less than the guideline maximum.                                                                                                                                                                       Seller Comment (2026-02-25): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has owned the subject property for at least 5 years.
[redacted]                        [redacted]        [redacted]      [redacted]            29682429        35708382                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 16:29:17  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29682429        35708389                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-05 16:29:17  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25431493        35700259                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25431493        35700287                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 56.05983% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-12): XXXXX                                              2026-02-12 14:07:22                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. Lender used rental income $392.43 for the subject property per the final 1003, however per most recent schedule E calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              rental loss is $-1,082.57. Per final 1003 lender used $1,310.49 for the PITIA                                                                                                                                                                                                                                                           Seller Comment (2026-02-11): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              payment in their calculation, however first lien monthly mortgage payment is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $1,846.57, HOA dues are $92.57 monthly, and monthly payment for the subject loan is $846.35 (Total PITIA $2,785.49).
[redacted]                        [redacted]        [redacted]      [redacted]            23891648        35582445                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective  Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-23): XXXXX                                                                                        2026-01-23 14:24:30  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156
[redacted]                        [redacted]        [redacted]      [redacted]            20945036        35446967                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-14 16:40:42  No                   2                      B                               B                                        CO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20945036        35446968                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-14 16:40:42  No                   2                      A                               A                                        CO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27556889        35503684                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.40463% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .40463%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-21 18:44:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .40463%).
[redacted]                        [redacted]        [redacted]      [redacted]            27556889        35503696                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27556889        35503712                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file does not disclose an amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-21 18:44:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22047348        35720345                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:26:20  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22047348        35720456                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       The file was missing a copy of the Right to Receive a Copy appraisal.                                                                                                                                                                                                                                                                   Reviewer Comment (2026-02-12): XXXXX                                                                                        2026-02-12 09:43:36  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            28825698        35789341                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28623537        35477259                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.03600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.03600%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-16 20:24:49  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.03600%).
[redacted]                        [redacted]        [redacted]      [redacted]            28623537        35477261                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior    RTC disclosed incorrect transaction and/or expiration date.                                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-02): XXXXX                                                                   2026-02-02 11:05:13                       No                   2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28623537        35477263                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28110807        35952768                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-05 16:32:24  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24623661        35582857                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28108990        35673662                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20048060        35673006                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27685976        35595355                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.55711% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .55711.                                                                                                                                                                                                                                                                                                                                                                                                 2026-01-23 17:41:12  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .55711%).
[redacted]                        [redacted]        [redacted]      [redacted]            27685976        35595357                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21417044        35790616                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 The file was missing a copy of the Tax certificate.                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-02-18): XXXXX                                              2026-02-18 13:01:37                                            No                   1                      C                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21417044        35790620                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26015493        35676966                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26015493        35677793                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 The file was missing a copy of the Award Letter for retirement income.                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-12): XXXXX                                              2026-02-12 11:26:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29678138        35596779                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28708719        35595791                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-01-23 17:41:12  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            28708719        35595792                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-01-23 17:41:12  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            28708719        35595799                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24245490        35812488                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-17 17:36:50  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23122414        35788161                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22273933        35672799                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22273933        35672803                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-13): XXXXX                                              2026-02-13 09:30:40                                            No                   1                                                      A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 180                                                                                                                                                             securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Seller Comment (2026-02-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22273933        35672832                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-02 16:23:03  No                   2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            22273933        35813225                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2026-02-13 09:31:19  No                   2                                                      B                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            21379485        35698048                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23638580        35594817                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23970067        35698681                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-04): XXXXX                                                                                        2026-02-04 12:25:54  No                   1                                                                                               SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29297599        35595599                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22969714        35965716                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-06 19:27:49  No                   1                                                                                               GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24092522        35606954                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 18:44:23  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24182416        35857094                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-03-04): XXXXX                                              2026-03-04 15:01:53                                            No                   1                                                      A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 184

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24182416        35969232                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2026-03-04 15:09:48  No                   2                                                      B                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            29423858        35719650                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Loan is to be securitized. Appraisal was provided from prior transaction.         Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-02-16): XXXXX                                              2026-02-16 15:47:38                                            No                   1                      D                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Lender/Client differs from note. Appraisal is not acceptable. Sec ID: 176

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29423858        35719661                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-06 17:26:20  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29423858        35719723                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.95600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.95600%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-06 17:26:20  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.95600%).
[redacted]                        [redacted]        [redacted]      [redacted]            21872951        35607038                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.75000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.75000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-27 19:52:10  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.75000%).
[redacted]                        [redacted]        [redacted]      [redacted]            21872951        35607041                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 19:52:10  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24452244        35488487                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-20 17:02:07  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24452244        35488810                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24452244        35488938                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 15:15:25                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22636882        35935694                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-10): XXXXX                                              2026-03-10 18:24:16                                            No                   1                                                      A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              LCA do not provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21328769        35787690                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-12): XXXXX                                                                                        2026-02-12 17:30:03  No                   1                                                                                               WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            29823985        35720567                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:26:20  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21567856        35633579                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23243968        35828681                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-19 17:07:30  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28681089        35502210                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28012263        35821867                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-18 17:22:20  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28012263        35821914                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.22100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .22100%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-18 17:22:20  No                   2                      B                               B                                        CT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .22100%).
[redacted]                        [redacted]        [redacted]      [redacted]            24676647        35475537                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29566651        35476671                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.96700% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.96700%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-16 20:24:49  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                   Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.96700%).
[redacted]                        [redacted]        [redacted]      [redacted]            29566651        35476679                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25806540        35635712                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        AZ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22649238        35644766                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-30 19:56:32  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20116835        35625653                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23493296        35647996                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-30 19:56:32  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25277067        35645079                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-30 19:56:32  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27207895        35503864                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27207895        35503866                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-21 18:44:53  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22348844        35487167                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.15345% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .15345%.                                                                                                                                                                                                                                                                                                                                                                                                2026-01-20 17:02:07  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .15345%).
[redacted]                        [redacted]        [redacted]      [redacted]            22348844        35487182                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-20 17:02:07  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25191789        35836938                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 The file is missing a copy of income verification documents for VA Verification                                                                                                                                                                                                                                                         Reviewer Comment (2026-02-25): XXXXX                                              2026-02-25 08:37:41                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              of Benefits

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25191789        35836940                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23755375        35487373                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.31174% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.31174%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-20 17:17:37  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.31174%).
[redacted]                        [redacted]        [redacted]      [redacted]            23755375        35487393                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The title report in file disclosed an amount of title insurance coverage that is  Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-20 17:17:37  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      less than the loan amount. Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23755375        35487415                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-20 17:17:37  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26842986        35698536                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-04 15:19:17  No                   2                      B                               B                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            26842986        35698582                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-04): XXXXX                                                                                        2026-02-04 11:29:35  No                   1                                                                                               ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            26842986        35722836                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $6,800.00. Provide updated policy reflecting                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-10): XXXXX                                              2026-02-10 11:38:59                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23491844        35596208                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27775899        35671000                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28950041        35827589                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-19): XXXXX                                                                                        2026-02-19 12:25:33  No                   1                                                                                               PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28950041        35827939                                         Compliance      Compliance                         State Compliance                          State Late Charge                                                                 XXXXX First Lien Late Charge Grace Period Testing                                 XXXXX Late Charge: Note grace period of 10 days is less than the state minimum    Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                 Reviewer Comment (2026-02-25): XXXXX                                                                                        2026-02-25 15:56:22  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            of 15 days.
[redacted]                        [redacted]        [redacted]      [redacted]            28722666        35967003                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28853519        35509392                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28853519        35509431                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.96641% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.96641%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-21 18:44:53  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.96641%).
[redacted]                        [redacted]        [redacted]      [redacted]            20668656        35750864                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-10 14:57:42  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20668656        35750867                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-10 14:57:42  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21833107        35635539                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24066000        35672810                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28283358        35670789                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20505154        35706755                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 16:29:17  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29014760        35730560                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 XXXXX Tangible Net Benefit Disclosure Signed by Borrower                          XXXXX Residential Mortgage Originator and Servicer Licensing Act: Tangible Net    Tangible Net Benefit Disclosure not signed by the Borrower prior to closing.                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-12): XXXXX                                                                                        2026-02-12 09:49:15  No                   2                      B                               B                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Benefit Disclosure not signed by the Borrower prior to closing.
[redacted]                        [redacted]        [redacted]      [redacted]            29014760        35730566                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-09 17:02:04  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29619765        35758725                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 20:16:08  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23307386        35635670                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26258056        35813010                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26069110        35595612                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24586769        35840665                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2026-02-20 17:03:15  No                   1                                                                                               VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            24586769        35840695                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-20 17:03:15  No                   1                                                                                               VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24586769        35840696                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-20 17:03:15  No                   1                                                                                               VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26211802        35855453                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was provided three (3) business days prior to                                                                                                                                                                                                                                                                                                                                                                                                2026-02-24 18:38:56  No                   2                      B                               B                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             consummation was not in file.
[redacted]                        [redacted]        [redacted]      [redacted]            26211802        35855467                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-24 18:38:56  No                   1                                                                                               ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26211802        35855484                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not      -                                                                                 The file is missing a copy of 442 Images Document.                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-25): XXXXX                                              2026-02-25 14:44:26                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26211802        35855493                                         Credit          Credit                             Miscellaneous                             Credit                                                                            Kroll Second Lien Property Exception - Primary Valuation with defect                                                                                                Triggered due to missing completion cert for appraisal. Once received, exception                                                                                                                                                                                                                                                        Reviewer Comment (2026-02-25): XXXXX                                              2026-02-25 14:46:30                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              will be updated.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21984869        36042112                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-11 18:00:01  No                   1                                                                                               TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            20064173        35478434                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-16 20:24:49  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20064173        35480576                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2026-01-16 20:24:49  No                   1                                                                                               PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            25945675        35477274                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 XXXXX Tangible Net Benefit Disclosure Signed by Borrower                          XXXXX Residential Mortgage Originator and Servicer Licensing Act: Tangible Net                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-01-22): XXXXX                                              2026-01-22 09:21:34                                            No                   1                      B                               A                                        MN              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Benefit Disclosure not signed by the Borrower prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25945675        35477305                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-16 20:24:49  No                   2                      A                               A                                        MN              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25945675        35478454                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 The file was missing a copy of the mortgage statement for property XXXXX.                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 10:21:39                                            No                   1                      C                               A                                        MN              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25945675        35478458                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Calculated investor qualifying total debt ratio of 50.67417% exceeds Guideline    Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC                                                                          Reviewer Comment (2026-01-28): XXXXX                                                                                        2026-01-28 11:01:54  Yes                  2                      C                               B                                        MN              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                total debt ratio of 50.00000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-23): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26196415        35617865                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 19:52:10  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26196415        35617878                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-27 19:52:10  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26196415        35618146                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior    RTC disclosed incorrect transaction and/or expiration date.                                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-25): XXXXX                                                                   2026-02-25 11:34:22                       No                   2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20082978        35679610                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27669139        35758281                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 20:16:08  No                   2                      A                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27669139        35758297                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.90428% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.90428%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-11 20:16:08  No                   2                      B                               B                                        IA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.90428%).
[redacted]                        [redacted]        [redacted]      [redacted]            24046909        35672290                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.30488% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.30488%)                                                                                                                                                                                                                                                                                                                                                                                               2026-02-02 16:23:03  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.30488%).
[redacted]                        [redacted]        [redacted]      [redacted]            24046909        35672292                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Maryland Covered Loan (Counseling Disclosure Not     XXXXX Covered Loan: Home Counseling Disclosure to provide home buyer education    Home Counseling Disclosure to provide home buyer education was not provided to                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-05): XXXXX                                              2026-03-05 09:21:46                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                         was not provided to borrower.                                                     borrower.
[redacted]                        [redacted]        [redacted]      [redacted]            24046909        35672293                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Maryland Covered Loan (Counseling Agencies Not       XXXXX Covered Loan: Home Counseling a list of county approved agencies to         Home Counseling a list of county approved agencies to provide home buyer                                                                                                                                                                                                                                                                Reviewer Comment (2026-03-05): XXXXX                                              2026-03-05 09:21:46                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                         provide home buyer education was not provided to borrower.                        education was not provided to borrower.
[redacted]                        [redacted]        [redacted]      [redacted]            24046909        35672294                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Maryland Covered Loan (Points and Fees)                         XXXXX Predatory Lending Law: Points and Fees on subject loan of 4.30488% is in    Points and Fees on subject loan of 4.30488% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-03-05): XXXXX                                              2026-03-05 09:21:46                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the allowable maximum of 4.00000% of the Total Loan Amount. Points and  maximum of 4.00000% of the Total Loan Amount. Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of        Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .30488%). Non-Compliant High Cost Loan.             or .30488%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                              Seller Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24046909        35672370                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-02 16:23:03  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24490473        35624976                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24948597        35643811                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-30 17:17:19  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29630323        35632387                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24345075        35761271                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 20:16:08  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25005748        35759953                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 20:16:08  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28497892        35829014                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21365706        35601004                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27755061        35501393                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28221142        35632328                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-29 17:24:23  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28221142        35632330                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20207764        35502575                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99967% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.99967%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-21 18:44:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.99967%).
[redacted]                        [redacted]        [redacted]      [redacted]            20207764        35502590                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-01-27): XXXXX                                              2026-01-27 15:13:09                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20207764        35502596                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-21 18:44:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20207764        35502600                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20207764        35503092                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $11,726.80. Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-30): XXXXX                                              2026-01-30 04:16:23                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-29): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-01-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20529049        35722366                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:26:20  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27656946        35759224                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 20:16:08  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27109573        35814137                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21030452        35614808                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 19:52:10  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27853255        35700191                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 20:54:09  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27853255        35700325                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.34867% is in excess of the allowable   XXXXX Points and Fees on subject loan of 5.34867% is in excess of the allowable                                                                                                                                                                                                                                                                                                                                                                                     2026-02-04 20:54:09  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00        maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.   (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .34867%).                     an allowable total of $XXXXX (an overage of $XXX or .34867%).
[redacted]                        [redacted]        [redacted]      [redacted]            23758789        35758818                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 20:16:08  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                   372
[redacted]                        [redacted]        [redacted]      [redacted]            27563186        35596580                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23601909        35625625                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28400162        35766400                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99850% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99850%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-12 18:17:44  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99850%).
[redacted]                        [redacted]        [redacted]      [redacted]            28400162        35766417                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-12 18:17:44  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20940610        35761042                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20940610        35761391                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.21390% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.21390%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-11 16:24:40  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.21390%).
[redacted]                        [redacted]        [redacted]      [redacted]            25093632        35698691                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        SC              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21781840        35719093                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:26:20  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22154341        35672619                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22575434        35583115                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22575434        35583135                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:55:52                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22575434        35583136                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:55:52                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22575434        35583138                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:55:52                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22575434        35583139                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 5.59800% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:55:52                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.59800% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $XXX on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .59800%). Non-Compliant   overage of $XXX or .59800%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                              Seller Comment (2026-01-26): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            22575434        35583140                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:55:52                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22575434        35583141                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.59800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.59800%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-23 17:41:12  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.59800%).
[redacted]                        [redacted]        [redacted]      [redacted]            22575434        35583143                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Ohio Covered Loan (High Cost Disclosure Not          XXXXX Covered Loan: Required high-cost disclosure terms not provided to           Required high-cost disclosure terms not provided to borrower.                                                                                                                                                                                                                                                                           Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:55:52                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                         borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22575434        35583144                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Ohio Covered Loan (Mortgage Loan Origination         XXXXX Covered Loan: Borrower not provided with mortgage loan origination          Borrower not provided with mortgage loan origination disclosure statement in                                                                                                                                                                                                                                                            Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:55:52                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Disclosure Statement Not Provided)                                                disclosure statement in accordance with division (A)(1) of section 1322.062 of    accordance with division (A)(1) of section 1322.062 of the Revised Code.
                                                                                                                                                                                                                                                                                                                                                                                                                            the Revised Code.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22575434        35583145                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Ohio Covered Loan (Points and Fees)                             XXXXX Anti-Predatory Lending Act: Points and Fees on subject loan of 5.59800% is  Points and Fees on subject loan of 5.59800% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:55:52                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points   maximum of 5.00000% of the Total Loan Amount. Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of    Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .59800%). Non-Compliant High Cost Loan.             or .59800%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                              Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22575434        35583172                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5670.95. Threshold maximum is $5598.00. Lender                                                                                                                                                                                                                                                        Reviewer Comment (2026-01-28): XXXXX                                              2026-01-28 21:55:52                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Finance Charge as required resulting in false higher threshold calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26372823        35632654                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.26500% is in  XXXXX Points and Fees exceed allowable threshold by $7.55 or 3.26500%.                                                                                                                                                                                                                                                                                                                                                                                              2026-01-29 17:24:23  No                   2                      B                               B                                        SC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.26500%).
[redacted]                        [redacted]        [redacted]      [redacted]            26372823        35632662                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24314509        35710556                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 16:29:17  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                       371
[redacted]                        [redacted]        [redacted]      [redacted]            24314509        35710560                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-05 16:29:17  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24922392        35840598                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21481515        35837245                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-20 17:03:15  No                   1                                                                                               PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            27699976        35674339                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22073347        35674612                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25334510        36311892                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-23 16:48:59  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23662369        35673408                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29813120        35614637                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 19:52:10  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22627618        35502947                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25857244        35616799                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 19:52:10  No                   2                      A                               A                                        GA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25857244        35642437                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: The subject property is located in a FEMA disaster that                                                                                        The subject property is located in a FEMA disaster area that does not have a                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-23): XXXXX                                              2026-03-23 13:27:01                                            No                   1                      C                               A                                        GA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          does not have a declared end date.                                                                                                                                  declared end date. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              inspected. Valuation dated XX/XX/XX does not include a property inspection.                                                                                                                                                                                                                                                             Seller Comment (2026-03-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23743871        35790173                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure  XXXXX Constitution Section 50(a)(6): Borrower did not receive written             Borrower did not receive written "Acknowledgment of the Fair Market Value" of                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-19): XXXXX                                              2026-02-19 11:04:54                                            No                   1                      C                               A                                        TX              Primary      Refinance - Cash-out - Other             To Remediate: the lender or holder may either: (1) Deliver to the borrower the                              Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                          Not Provided)                                                                     "Acknowledgment of the Fair Market Value" of homestead property securing loan.    homestead property securing loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-16): XXXXX                                                                                                                                                                                                                                                                                                          extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.
[redacted]                        [redacted]        [redacted]      [redacted]            23743871        35790174                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided)    XXXXX Constitution Section 50(a)(6): Final Itemized disclosure of fees, points,   Final Itemized disclosure of fees, points, costs and charges not provided to                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-19): XXXXX                                              2026-02-19 11:19:48                                            No                   1                      C                               A                                        TX              Primary      Refinance - Cash-out - Other             Refund or credit the borrower $1,000 and offer the borrower the right to                                    Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            costs and charges not provided to borrower at least one (1) business day prior    borrower at least one (1) business day prior to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refinance the extension of credit for the remaining term of the loan at no cost
                                                                                                                                                                                                                                                                                                                                                                                                                            to closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to the borrower on the same terms, including interest, as the original extension
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-16): XXXXX                                                                                                                                                                                                                                                                                                          of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
[redacted]                        [redacted]        [redacted]      [redacted]            23743871        35790188                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2026-02-13 17:13:05  No                   1                                                                                               TX              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            23743871        35849983                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure  XXXXX Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not  Fair Market Acknowledgement received is not executed by the lender.                                                                                                                                                                                                                                                                     Reviewer Comment (2026-03-06): XXXXX                                                                   2026-03-06 19:52:22                       No                   2                                                      B                                        TX              Primary      Refinance - Cash-out - Other             To Remediate: the lender or holder may either: (1) Deliver to the borrower the                              Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                          Not Signed by the Lender)                                                         properly executed by the Lender.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-05): XXXXX                                                                                                                                                                                                                                                                                                          borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX                                                                                                                                                                                                                                                                                                          this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-26): XXXXX                                                                                                                                                                                                                                                                                                        of principal reduction also required.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23743871        35993913                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure  XXXXX Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-06): XXXXX                                                                   2026-03-06 19:55:20                       No                   2                                                      B                                        TX              Primary      Refinance - Cash-out - Other             To Remediate: the lender or holder may either: (1) Deliver to the borrower the                              Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                          Not Provided Timely)                                                              signed by lender at or before closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.
[redacted]                        [redacted]        [redacted]      [redacted]            24935273        35679587                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-02 16:23:03  No                   1                                                                                               WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24443189        35828772                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20110055        35838374                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-20 17:03:15  No                   1                                                                                               CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23640194        35758735                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-07-28): No discount points were excluded. Exception        2026-07-28 11:43:55                                            No                   1                      B                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                            cleared.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-07-28): Reopening to clear.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-18): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23640194        35758904                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2026-02-11 20:16:08  No                   2                      A                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23640194        35758910                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-16): XXXXX                                              2026-02-16 10:27:34                                            No                   1                                                      A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25571989        36047252                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-16): XXXXX                                                                                        2026-03-16 13:16:12  No                   1                                                                                               IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29385071        35617177                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 19:52:10  No                   2                      A                               A                                        AZ              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29385071        35727117                                         Compliance      Compliance                         Federal Compliance                        Missing Required Data (other than HUD-1 or Note)                                  Disparity in Occupancy - Not High Cost and Not Higher Priced                      The mortgage loan file contains documenting evidence the consumer intends to                                                                                                                                                                                                                                                                                                                                              Reviewer Comment (2026-02-12): XXXXX                                                                                        2026-02-12 09:42:47  No                   2                                                      B                                        AZ              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29385071        35727119                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Mismatch of data related to Occupancy.                                            -                                                                                                                                                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-02-13): XXXXX                                              2026-02-13 14:10:50                                            No                   1                                                      A                                        AZ              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28925425        35811779                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28925425        35811812                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-25): XXXXX                                                                                        2026-02-25 15:57:46  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28070815        35790255                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23973243        35811619                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20929126        35601046                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27851266        35503115                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-21 18:44:53  No                   2                      A                               A                                        KY              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27851266        35503141                                         Credit          Loan Package Documentation         Application / Processing                  Insurance                                                                         Missing Document: Flood Certificate not provided                                                                                                                    The file was missing a copy of the Flood Certificate.                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 09:43:15                                            No                   1                      C                               A                                        KY              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27851266        35503145                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-03): XXXXX                                              2026-02-03 14:02:45                                            No                   1                      C                               A                                        KY              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-02-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27851266        35503802                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Flood Hazard Zone                                                  Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone  The file was missing a copy of the flood Certificate to verify Special Flood                                                                                                                                                                                                                                                            Reviewer Comment (2026-01-23): XXXXX                                              2026-01-23 09:42:56                                            No                   1                      B                               A                                        KY              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            indicator was not provided. The applicable flood zone related testing cannot be   Hazard Zone indicator
                                                                                                                                                                                                                                                                                                                                                                                                                            performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24325734        35749712                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-10 14:57:42  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24325734        35750211                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Two-year verification of income required.                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-02-17): XXXXX                                              2026-02-17 16:04:30                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23430539        35789642                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24194111        35673671                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20258972        35635377                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 17:24:23  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29795494        36090152                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-20 17:21:46  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29795494        36090156                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27927826        35673026                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21702078        35672896                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20752881        35632998                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.91571% is in  Points and Fees exceed allowable threshold by $XXX or 3.91571%.                                                                                                                                                                                                                                                                                                                                                                                                     2026-01-29 21:16:47  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.91571%).
[redacted]                        [redacted]        [redacted]      [redacted]            20752881        35633011                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-29 21:16:47  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20752881        35633075                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 21:16:47  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20752881        35633094                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   The Security Instrument is missing from the file.                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-02-02): XXXXX                                              2026-02-02 11:39:08                                            No                   1                      D                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20752881        35633253                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              TILA HELOC - Credit Agreement Not Provided Timely                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time   The Security Instrument is missing from the file.                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-02-02): XXXXX                                              2026-02-02 11:42:06                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            of account opening.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20752881        35633254                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              TILA HELOC - Billing Rights Disclosure Not Provided Timely                        Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to         The Security Instrument is missing from the file.                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-02-02): XXXXX                                              2026-02-02 11:42:06                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            borrower at time of account opening.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20752881        35633255                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as          The Security Instrument is missing from the file.                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-02-02): XXXXX                                              2026-02-02 11:42:06                                            No                   1                      B                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                        form                                                                                                                                                                transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20752881        35700216                                         Credit          Loan Package Documentation         Closing / Title                           Loan Package Documentation                                                        Missing Document: Rider - PUD not provided                                                                                                                          The file was missing a copy of the Rider-PUD.                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-04): XXXXX                                              2026-02-04 13:58:10                                            No                   1                                                      A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29382494        35643871                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-30 17:17:19  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21241195        35624182                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 51.81779% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 11:49:55                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21241195        35642440                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-27 19:52:10  No                   1                                                                                               OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29660918        35698597                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 20:54:09  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20391760        35943826                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-04): XXXXX                                                                                        2026-03-04 11:09:54  No                   1                                                                                               MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25854847        35674251                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29685430        36144768                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-01): XXXXX                                                                                        2026-04-01 18:33:01  No                   2                      A                               A                                        PA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29685430        36144778                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2026-03-27 16:44:46  No                   2                      A                               A                                        PA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29685430        36144845                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No eligible valuation was provided. Sec ID: 179        Note Date: ___; Lien Position: ___                                                Loan is to be securitized. No eligible valuation was provided.                                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-07): XXXXX                                              2026-04-07 17:07:29                                            No                   1                      D                               A                                        PA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20050576        35813076                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20050576        35813099                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-25): XXXXX                                                                                        2026-02-25 15:57:46  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            25658020        35760798                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29309252        35679784                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29309252        35679787                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-06): XXXXX                                              2026-02-06 15:51:21                                            No                   1                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            29309252        35679790                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary/Commitment does not reflect a coverage amount (no final title                                                                                       The preliminary title report in file did not disclose the amount of title                                                                                                                                                                                                                                                               Reviewer Comment (2026-02-06): XXXXX                                              2026-02-06 15:51:33                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          policy in file). Unable to determine if appropriate coverage is provided.                                                                                           insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29309252        35680279                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide blanket policy.                                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-02-06): XXXXX                                              2026-02-06 15:52:30                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29074656        35789361                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20085409        35708325                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 16:29:17  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27601508        35709510                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 16:29:17  No                   2                      A                               A                                        DE              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27202690        35618084                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 19:52:10  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24287105        35916297                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Investor to Order.                                                                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-27 19:20:27  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21542064        35967780                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28696753        35605290                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 21:33:56  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22862786        36058523                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        DE              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22010562        35606533                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 21:59:16  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28431933        35731899                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-09 17:02:04  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20961218        35635434                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 21:16:47  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23153728        35611122                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 19:52:10  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23153728        35611134                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 62.33125% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-02): XXXXX                                              2026-02-02 13:43:07                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23153728        35642454                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: The subject property is located in a FEMA disaster that                                                                                        The subject property is located in a FEMA disaster area that does not have a                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-11): XXXXX                                              2026-02-11 14:09:10                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          does not have a declared end date.                                                                                                                                  declared end date. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              inspected. Valuation dated XX/XX/XX does not include a property inspection.                                                                                                                                                                                                                                                             Seller Comment (2026-02-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22341701        35614781                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 19:52:10  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27741973        35606521                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU provide                                                                                                                                                                                                                                                                                                                                                                                      2026-01-27 19:52:10  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21137029        35635960                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 21:16:47  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24927485        35915595                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-27 19:20:27  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            24927485        35915598                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23626344        35749337                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-10 14:57:42  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21810772        35787672                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29689740        35678570                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29302646        35819525                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        AK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21771469        35606515                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-26 21:59:16  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24896406        35787603                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26777293        35811541                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        WA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21431115        35841133                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-20 17:03:15  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21431115        35841141                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-20 17:03:15  No                   1                                                                                               OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21116085        35966808                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21116085        35967488                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 50.00466% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-13): XXXXX                                              2026-04-13 16:16:45                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. Difference is due to Lender not including taxes and insurance in DTI calculation per 1008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-17): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29949586        35625968                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27981323        35708098                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-09): XXXXX                                              2026-02-09 10:51:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27981323        35708099                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $4,931.52. Threshold maximum is $4,290. Lender                                                                                                                                                                                                                                                         Reviewer Comment (2026-02-09): XXXXX                                              2026-02-09 10:51:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Finance Charge as required resulting in false higher threshold calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27981323        35708100                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-09): XXXXX                                              2026-02-09 10:51:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27981323        35708101                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $4,931.52. Threshold maximum is $4,290.                                                                                                                                                                                                                                                                Reviewer Comment (2026-02-09): XXXXX                                              2026-02-09 10:51:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.74769% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .74769%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-02-06): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            27981323        35708102                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-09): XXXXX                                              2026-02-09 10:51:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27981323        35708103                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.74769% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.74769%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-05 16:29:17  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.74769%).
[redacted]                        [redacted]        [redacted]      [redacted]            27981323        35708106                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 16:29:17  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22579834        35828272                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22579834        35828305                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-24): XXXXX                                              2026-02-24 19:13:03                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26286704        35787617                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-02-18): XXXXX                                              2026-02-18 13:59:40                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            26286704        35787625                                         Credit          Insurance                          Insurance Documentation                   Insurance                                                                         Missing Document: Flood Insurance Policy not provided                                                                                                               Flood Insurance Policy is missing in the file.                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-18): XXXXX                                              2026-02-18 13:59:04                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26286704        35787630                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-13 17:13:05  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23445727        35856646                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-24 18:38:56  No                   1                                                                                               NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24992146        35814197                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23820908        35624028                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-27 19:52:10  No                   2                      A                               A                                        MO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26994245        35721838                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:42:42  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29118310        35696056                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            29552464        35633087                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-09): XXXXX                                              2026-02-09 13:44:03                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-02-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29552464        35633090                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 21:16:47  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27395003        35625358                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29996379        35625434                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-09): XXXXX                                              2026-02-09 13:47:31                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-02-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29996379        35625435                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 19:56:00  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29996379        35625439                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.90522% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.90522%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-28 19:56:00  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.90522%).
[redacted]                        [redacted]        [redacted]      [redacted]            24698147        35595177                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27281416        35581921                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-23 17:41:12  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27281416        35581969                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-23 17:41:12  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            28550871        35699509                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.35600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.35600%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-04 15:19:17  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.35600%).
[redacted]                        [redacted]        [redacted]      [redacted]            28550871        35699517                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26663790        35712550                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-12): XXXXX                                              2026-02-12 09:17:29                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2026-02-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26663790        35712582                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:26:20  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28483148        36299706                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2026-04-21 17:06:33  No                   1                                                                                               KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            28818422        35679677                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28818422        35681381                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-04): XXXXX                                                                                        2026-02-04 17:57:30  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21179611        36257808                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21179611        36257832                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.69800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.69800%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-10 15:38:38  No                   2                      B                               B                                        MT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.69800%).
[redacted]                        [redacted]        [redacted]      [redacted]            20195583        35708490                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 16:29:17  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24104291        35697918                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-04 15:19:17  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24104291        35697920                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25659303        35984286                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-16): XXXXX                                              2026-03-16 14:45:12                                            No                   1                                                      A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 184                                                                                                                              securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25659303        36074509                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. Two valuations were provided, one of which does not                                                                                      Loan is to be securitized. Two valuations were provided, one of which does not                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-18): XXXXX                                              2026-03-18 10:50:05                                            No                   1                                                      A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          support value. The provided CU and/or LCA do not provide relief. Sec ID: 193                                                                                        support value. The provided CU and/or LCA do not provide relief. Appraisal value
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $XXX. Drive By value $XXX, a -13.9241 variance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25659303        36090182                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-18 10:51:16  No                   2                                                      B                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            20068255        35761089                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24304654        35924372                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-02 16:59:01  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20267440        35644659                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                       Retrieving data. Wait a few seconds and try to cut or copy again.                                                                                                                                                                                                                                                                                                                                                                                                   2026-01-30 17:17:19  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139
[redacted]                        [redacted]        [redacted]      [redacted]            20267440        35644662                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-01-30 17:17:19  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29428172        35672829                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28212219        36117129                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28212219        36117132                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 The file is missing a copy of Award Letter / Continuance Letter for Borrower.                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-13): XXXXX                                              2026-04-13 15:30:16                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28975298        35635303                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-29 21:16:47  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29445450        35936372                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-03 18:17:54  No                   1                                                                                               AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24059527        35718761                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:26:20  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25256894        35759314                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.10500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .10500%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-11 16:24:40  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .10500%).
[redacted]                        [redacted]        [redacted]      [redacted]            25256894        35759321                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21449576        35967178                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-06 19:27:49  No                   1                                                                                               TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26558456        35789420                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        AK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26558456        35789440                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.64994% is in  XXXXX Points and Fees exceed allowable threshold by $3.61 or 3.64994%.                                                                                                                                                                                                                                                                                                                                                                                              2026-02-13 17:13:05  No                   2                      B                               B                                        AK              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.64994%).
[redacted]                        [redacted]        [redacted]      [redacted]            24149829        35838857                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20937234        35672755                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29680563        35687422                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               The verification of employment is required and was not found in file.             -                                                                                 This file was missing a copy of VVOE. Per guidelines, Verbal Verification of                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-10): XXXXX                                              2026-02-10 11:13:50                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Employment VVOE completed within 10 days of closing must be provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29680563        35687423                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Verification(s) of employment is not within 10 business days of the Note.         -                                                                                 This file was missing a copy of VVOE. Per guidelines, Verbal Verification of                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-10): XXXXX                                              2026-02-10 11:13:55                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Employment VVOE completed within 10 days of closing must be provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29680563        35687429                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-03 20:32:01  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29680563        35687442                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-03 20:32:01  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25839126        35719528                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:26:20  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27731331        35790685                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24886788        35811900                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.32356% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.32356%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-17 17:36:50  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.32356%).
[redacted]                        [redacted]        [redacted]      [redacted]            24886788        35811909                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-17 17:36:50  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             coverage that is less than the loan amount. Provide a copy of the final title
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24886788        35811912                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24305366        35760628                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21821068        36323742                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Right of Rescission Disclosure was not found in file.                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 20:28:42                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-29): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21821068        36323758                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27780002        35943575                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:07:28  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21579315        35671419                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21468870        35646116                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-30 17:17:19  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21484758        35747778                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-10 14:57:42  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22477493        35966014                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24978920        35673752                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26751168        36046355                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23516528        35644791                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.70000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.70000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-30 17:17:19  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.70000%).
[redacted]                        [redacted]        [redacted]      [redacted]            23516528        35644811                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-30 17:17:19  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23516528        35644813                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-30 17:17:19  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29320793        35757468                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 20:16:08  No                   2                      A                               A                                        DC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25913661        35856939                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-24 18:38:56  No                   1                                                                                               AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24554349        35828219                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23044648        35965437                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2026-03-06 19:27:49  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23044648        35965438                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 19:29:07                                            No                   1                                                      A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 180                                                                                                                                                             securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23044648        36042255                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2026-03-11 19:30:18  No                   2                                                      B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            22154244        35672869                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 The file was missing a copy of the Award Letter / Continuance Letter.                                                                                                                                                                                                                                                                   Reviewer Comment (2026-02-09): XXXXX                                              2026-02-09 14:51:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22154244        35672872                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29825794        35703726                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 20:54:09  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24958734        35917305                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29895691        35998369                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-16): XXXXX                                              2026-03-16 16:38:57                                            No                   1                                                      A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              LCA do not provide relief

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29895691        36041872                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Missing Secondary Valuation required by guidelines. Per guidelines LCA or CU                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-16): XXXXX                                              2026-03-16 16:39:01                                            No                   1                      C                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Score <= 2.5 is acceptable. CU score provided in file is 3.5.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24944887        35722059                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:26:20  No                   2                      A                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24878751        35645284                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-30 17:17:19  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24878751        35645290                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-30 17:17:19  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21362933        35635723                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-01-29 21:16:47  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21362933        35635757                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 18:38:39                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21362933        35635758                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5,223.00. Threshold maximum is $5,000.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 18:38:39                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21362933        35635759                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 18:38:39                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21362933        35635760                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $5,223.00. Threshold maximum is $5,000.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 18:38:39                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.22300% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .22300%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-01-30): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            21362933        35635761                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 18:38:39                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-01-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21362933        35635762                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.22300% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.22300%.                                                                                                                                                                                                                                                                                                                                                                                               2026-01-29 21:16:47  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.22300%).
[redacted]                        [redacted]        [redacted]      [redacted]            27049980        35698440                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-04 15:19:17  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28597669        35687611                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-03 17:39:38  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28597669        35687660                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.31426% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.31426%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-03 17:39:38  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.31426%).
[redacted]                        [redacted]        [redacted]      [redacted]            21953131        35749646                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-26): XXXXX                                              2026-02-26 13:30:04                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-02-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21953131        35749665                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-10 14:57:42  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21953131        35749685                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.95400% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .95400%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-10 14:57:42  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .95400%).
[redacted]                        [redacted]        [redacted]      [redacted]            21751924        35749191                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-10 14:57:42  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22100617        35730389                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-09 17:02:04  No                   2                      A                               A                                        AZ              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23161414        35698272                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 20:54:09  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23465227        35996685                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 18:00:01  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26996218        35760541                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20659925        35761345                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24857552        35933303                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25871884        35827243                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-25): XXXXX                                                                                        2026-02-25 15:57:46  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25871884        35827247                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25496492        35820754                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-17 17:36:50  No                   1                                                                                               TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23325339        35646828                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-30 17:17:19  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27936549        35710628                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 16:29:17  No                   2                      A                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29166090        35679820                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23527809        35811426                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-25): XXXXX                                                                                        2026-02-25 15:49:50  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23527809        35813432                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-17 17:36:50  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[redacted]                        [redacted]        [redacted]      [redacted]            23527809        35813448                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23527809        35813471                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-18): XXXXX                                              2026-02-18 12:16:28                                            No                   1                      C                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-02-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23527809        35815226                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-17 17:36:50  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            23527809        35815227                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-17 17:36:50  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            20905114        35916981                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-05): XXXXX                                                                                        2026-03-05 11:04:20  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20905114        35918357                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 16:48:41                                            No                   1                                                      A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29620459        35967025                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-06 19:27:49  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21637586        35891130                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-26 18:50:37  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21908950        35790022                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-13 17:13:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26231531        36073366                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-18 16:24:29  No                   1                                                                                               OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22870228        35827531                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27359348        35829144                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22745748        35838646                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27198950        35721900                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:47:01  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27075214        35721946                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-06 17:34:40  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            27075214        35721947                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-06 17:34:40  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            27075214        35721957                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:34:40  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22652632        36117079                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27758876        35915875                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24498836        35916346                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Investor to order.                                                                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-27 19:20:27  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26572024        35829091                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24189314        35787932                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23227553        36089306                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23227553        36089343                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       The file was missing a copy of the Right to Receive a Copy appraisal.                                                                                                                                                                                                                                                                   Reviewer Comment (2026-03-25): XXXXX                                                                                        2026-03-25 19:06:35  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            20493200        35789862                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-13 17:13:05  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26343222        35814292                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21861751        35814439                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21861751        35815142                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Most recent Right to Receive a Copy of appraisal provided XX/XX/XX.                                                                                                                                                                                                                                                                                                                                                                                                 2026-02-17 17:36:50  No                   2                      B                               B                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[redacted]                        [redacted]        [redacted]      [redacted]            27492619        35917126                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27492619        35917139                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Earlier borrower receipt of disclosure was not located in file.                                                                                                                                                                                                                                                                                                                                                                                                     2026-02-27 19:20:27  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[redacted]                        [redacted]        [redacted]      [redacted]            29562876        35759190                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25902254        35718380                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:42:42  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22515464        35761134                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23239736        35933338                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24723410        35838302                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-25): XXXXX                                                                                        2026-02-25 15:49:50  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24723410        35838853                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23181236        35829328                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28829609        35837939                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28829609        35853181                                         Credit          Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Subject Property is greater than 10 acres.                                                                                                                                                                                                            Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC                                                                          Reviewer Comment (2026-02-24): XXXXX                                                                                        2026-02-24 15:48:04  Yes                  2                      C                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23730415        36194654                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-04-02 21:02:44  No                   2                      B                               B                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            21362719        35729437                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-09 17:02:04  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24770863        35699778                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.89648% is in excess of the allowable   XXXXX Points and Fees on subject loan of 5.89648% is in excess of the allowable                                                                                                                                                                                                                                                                                                                                                                                     2026-02-04 15:19:17  No                   2                      B                               B                                        AZ              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00        maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.   (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .89648%).                     an allowable total of $XXXXX (an overage of $XXX or .89648%).
[redacted]                        [redacted]        [redacted]      [redacted]            24770863        35699785                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        AZ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27583542        35915654                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27583542        35915656                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-27 19:20:27  No                   2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20209431        35837195                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28863833        35821686                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-18 17:22:20  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20885046        35943606                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 21:13:52  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27652281        35821812                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-18 17:22:20  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27652281        35821840                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-18 17:22:20  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            20158092        35646484                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-30 17:17:19  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20158092        35646520                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-01-30 17:17:19  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23640648        35945899                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:07:28  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22302934        35857653                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 18:38:56  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22302934        35857658                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 The file was missing a copy of the Schedule - C for XXXXX                                                                                                                                                                                                                                                                               Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 09:29:41                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22302934        35857665                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided   XXXXX HB 2770: Mortgage loan file does not contain a disclosure summary of all    Mortgage loan file does not contain a disclosure summary of all material terms                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-05): XXXXX                                                                                        2026-03-05 11:11:41  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely)                                                                           material terms provided to borrower within three (3) business days of receipt of  provided to borrower within three (3) business days of receipt of the loan
                                                                                                                                                                                                                                                                                                                                                                                                                            the loan application.                                                             application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26247217        35787599                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27200244        35789401                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29746011        35812679                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-17 17:36:50  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29746011        35812749                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29746011        35892018                                         Credit          Guideline                          Guideline Issue                           Guideline                                                                         Aged document: Credit Report is more than 120 days prior to the note date.                                                                                          File is missing a credit report dated within 120 days of the Note date.           Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC                                                                          Reviewer Comment (2026-03-18): XXXXX                                                                                        2026-03-18 10:05:18  Yes                  2                                                      B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22647457        35746675                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-10 14:57:42  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22690847        35708743                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-05 16:29:17  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21638452        35943072                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 21:13:52  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25402434        35891913                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-26 18:50:37  No                   2                      B                               B                                        MT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            25402434        35891938                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-26 18:50:37  No                   2                      A                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26648513        35827288                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:31:16  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23203275        35760947                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-26): XXXXX                                              2026-02-26 13:25:26                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-02-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23203275        35760954                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-11 16:24:40  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23203275        35760957                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23203275        35760984                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.82723% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.82723%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-11 16:24:40  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.82723%).
[redacted]                        [redacted]        [redacted]      [redacted]            22644677        35791305                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2026-02-18): XXXXX                                                                                        2026-02-18 18:43:49  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22644677        35791318                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29194253        35918726                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29604730        35790706                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25080594        35945962                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-04): XXXXX                                                                                        2026-03-04 10:57:29  No                   1                                                                                               AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            25080594        35947992                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-09): XXXXX                                              2026-03-09 10:51:45                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22096313        35830145                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:31:16  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29910681        35787568                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-13 17:13:05  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            29910681        35787569                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-13 17:13:05  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            29910681        35787575                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21956308        35836890                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27618530        35745639                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Mismatch of data related to Occupancy.                                            -                                                                                 Subject is refinance of Investment home. Final and initial 1003 declaration                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-25): XXXXX                                              2026-02-25 11:29:16                                            No                   1                      C                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              section 5a-A reflects the borrower does intend to occupy the property as their primary residence.
[redacted]                        [redacted]        [redacted]      [redacted]            27618530        35747235                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2026-02-10 14:57:42  No                   1                                                                                               FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            20062222        35709525                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 16:29:17  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23442398        35697322                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-04 15:19:17  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23442398        35697337                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-04 15:19:17  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25806204        35730951                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-25): XXXXX                                              2026-02-25 12:28:35                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-02-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25806204        35730956                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-09 17:02:04  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21897355        35829086                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-04): XXXXX                                                                   2026-03-04 14:07:17                       No                   2                      C                               B                                        GA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21897355        35829100                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26837009        35919241                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        DC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29171295        35787667                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22422281        35748554                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-10 14:57:42  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27804515        35730983                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-09 17:02:04  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27320814        35945428                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 21:13:52  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22624289        35821051                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-18 17:22:20  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22041997        35626476                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-01-28 20:48:32  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            22041997        35626492                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Calculated investor qualifying total debt ratio of 50.09467% exceeds Guideline    The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC                                                                          Reviewer Comment (2026-02-11): XXXXX                                                                                        2026-02-11 13:08:34  Yes                  2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                total debt ratio of 50.00000%. Final 1003 does not appear to include the hazard   by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              insurance.                                                                                                                                                                                                                                            SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has been employed in the same industry for more than 5 years.                                                                                                                                                                                Reviewer Comment (2026-02-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20515382        36047085                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26811744        36047416                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24751461        36071034                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-18 16:24:29  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21481782        35811671                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25379050        35723653                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 17:47:01  No                   2                      A                               A                                        IL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25379050        35723687                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.20299% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or .20299%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-06 17:47:01  No                   2                      B                               B                                        IL              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .20299%).
[redacted]                        [redacted]        [redacted]      [redacted]            26370207        35709609                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 17:31:27  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24787593        35711015                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 17:31:27  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24787593        35711075                                         Credit          Documents                          Missing Document                          Documents                                                                         File does not contain documentation from lender/seller confirming the condo is    -                                                                                 File does not contain documentation from lender/seller confirming the condo is                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-13): XXXXX                                              2026-02-13 10:44:10                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          warrantable.                                                                                                                                                        warrantable.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21753401        35721911                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-06 18:17:11  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22028863        35708120                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 17:31:27  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24575511        36073047                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-18 16:24:29  No                   1                                                                                               KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24575511        36073093                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 60.26328% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-24): XXXXX                                              2026-03-24 05:04:42                                            No                   1                      C                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. Final 1003 reflects other income of $500, however documentation was not provided to verify this income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21174940        35709544                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.42370% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.42370%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-05 17:31:27  No                   2                      B                               B                                        NY              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.42370%).
[redacted]                        [redacted]        [redacted]      [redacted]            21174940        35709551                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-05 17:31:27  No                   1                                                                                               NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            27480656        35946017                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:07:28  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23811655        36047072                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 The file was missing a copy of the Note (Note Receivable Income.)                                                                                                                                                                                                                                                                       Reviewer Comment (2026-03-17): XXXXX                                              2026-03-17 17:21:05                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23811655        36047076                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20736805        35841094                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21265694        35848947                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-23 17:20:17  No                   2                      A                               A                                        CT              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25245649        35829551                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:31:16  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25245649        35829796                                         Compliance      Compliance                         Federal Compliance                        Missing Disclosure                                                                Notice of Special Flood Hazard Disclosure Not Provided Timely                     FDPA Notification Rule: Creditor did not provide a Notice of Special Flood        Creditor did not provide a Notice of Special Flood Hazard Disclosure within a                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-25): XXXXX                                                                                        2026-02-25 15:56:07  No                   2                      B                               B                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Hazard Disclosure within a reasonable time prior to closing.                      reasonable time prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23016165        35789751                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        # of Dependents is blank as per final 1003.                                       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-13 17:13:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            23016165        35789757                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-13 17:13:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23016165        35789773                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99963% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.99963%).                                                                                                                                                                                                                                                                                                                                                                                              2026-02-13 17:13:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.99963%).
[redacted]                        [redacted]        [redacted]      [redacted]            20724508        35706704                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 17:31:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20724508        35710309                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-05 17:31:27  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29140405        35917595                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20688992        35856996                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 18:38:56  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20688992        35857016                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-24 18:38:56  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23157823        35820791                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21297437        36114320                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26392693        35933160                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-30): XXXXX                                                                   2026-03-30 12:55:01                       No                   2                      C                               B                                        KS              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-12): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26392693        35933161                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior    RTC disclosed incorrect transaction and/or expiration date.                                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-30): XXXXX                                                                   2026-03-30 12:55:11                       No                   2                      C                               B                                        KS              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26392693        35933174                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28027493        35942769                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:07:28  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26469829        35856173                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 18:38:56  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21330385        35918889                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26125558        35827314                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:31:16  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27307666        35916790                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Investor to order.                                                                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-27 19:20:27  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26316829        35933655                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24424638        35924903                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-02 16:59:01  No                   2                      A                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24424638        35924908                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   The file is missing a copy of the Security Instrument.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-03-04): XXXXX                                              2026-03-04 11:30:53                                            No                   1                      D                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24424638        35924928                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 The file is missing a copy of the Notice of Right of Cancel.                                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 16:54:30                                            No                   1                      C                               A                                        MT              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24424638        35928859                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Two-year verification of income required - missing Schedule K-1 (XXXXX).                                                                                                                                                                                                                                                                Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:25:44                                            No                   1                      C                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25832332        35919904                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24097780        35856900                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 18:38:56  No                   2                      A                               A                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28358601        35838665                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        DE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21281798        36152948                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-30 19:57:05  No                   2                      A                               A                                        RI              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29780004        35934997                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.95541% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.95541%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-03 21:09:18  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.95541%).
[redacted]                        [redacted]        [redacted]      [redacted]            22397403        35915962                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22296911        35709471                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.55500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .55500%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-05 17:52:03  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .55500%).
[redacted]                        [redacted]        [redacted]      [redacted]            22296911        35709507                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-05 17:52:03  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26427009        35830378                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26121594        36188822                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-30 22:23:07  No                   1                                                                                               CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21552150        35916803                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20920573        35804620                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-16 17:49:13  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20920573        35804630                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-16 17:49:13  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26812433        35730909                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-09 17:02:04  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26812433        35730943                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-09 17:02:04  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            22631291        35935075                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        NM              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24232582        35917043                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20797812        36045749                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29314482        35933131                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-03): XXXXX                                                                                        2026-03-03 12:50:27  No                   1                                                                                               NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29314482        35933135                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-03 18:17:54  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            29314482        35933136                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-03 18:17:54  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            27517688        35856924                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.29800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.29800%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-24 18:38:56  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.29800%).
[redacted]                        [redacted]        [redacted]      [redacted]            27517688        35856938                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 18:38:56  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24107310        35766361                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Title                                                                             Title Policy is Preliminary or Commitment, and not a Final Title Policy.                                                                                            The file was missing a copy of the final title policy.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-02-20): XXXXX                                              2026-02-20 14:29:01                                            No                   1                      A                               A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            24107310        35766369                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary/Commitment does not reflect a coverage amount (no final title                                                                                       The preliminary title report in file did not disclose the amount of title                                                                                                                                                                                                                                                               Reviewer Comment (2026-02-20): XXXXX                                              2026-02-20 14:29:59                                            No                   1                      C                               A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          policy in file). Unable to determine if appropriate coverage is provided.                                                                                           insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24107310        35766426                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-12 20:17:49  No                   1                                                                                               MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29296348        35751195                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.94614% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .94614%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-10 14:57:42  No                   2                      B                               B                                        CA              Second Home  Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .94614%).
[redacted]                        [redacted]        [redacted]      [redacted]            29296348        35751215                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-10 14:57:42  No                   2                      A                               A                                        CA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21548832        35768790                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-12 20:17:49  No                   1                                                                                               NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25252980        35671157                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-02 16:23:03  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25252980        35671314                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 09:19:40                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25252980        35671342                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,496.30. Threshold maximum is $2,750.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 09:19:40                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-02-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25252980        35671355                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 09:19:40                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25252980        35671360                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of                                                                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 09:19:40                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            6.99873% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or 1.99873%). Non-Compliant                                                                                                                                                                                                                                                                                                                                          Seller Comment (2026-02-03): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25252980        35671361                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-05): XXXXX                                              2026-02-05 09:19:40                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25252980        35671375                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 6.99873% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.99873%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-02 16:23:03  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.99873%).
[redacted]                        [redacted]        [redacted]      [redacted]            29936835        36044197                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28866909        35958792                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-03): XXXXX                                                                                        2026-03-03 14:17:32  No                   1                                                                                               PA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 187                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22062516        35890926                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-26 18:50:37  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22062516        35890938                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.31722% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.31722%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-26 18:50:37  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.31722%).
[redacted]                        [redacted]        [redacted]      [redacted]            25982169        35811168                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28933619        35829070                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23941392        36045104                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-18): XXXXX                                              2026-03-18 11:01:01                                            No                   1                                                      A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              LCA do not provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23941392        36074781                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Missing Secondary Valuation required by guidelines. Per guidelines LCA or CU                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-18): XXXXX                                              2026-03-18 11:01:20                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Score <= 2.5 is acceptable. CU score provided in file is 2.6.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22560478        35997978                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 18:24:10  No                   2                      A                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21564190        35840628                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22358412        35943578                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-04 19:53:19  No                   1                                                                                               MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25072614        35856923                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 18:38:56  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22530016        36089262                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-24 17:02:34  No                   2                      A                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28357475        35761470                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.21500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.21500%).                                                                                                                                                                                                                                                                                                                                                                                              2026-02-11 16:24:40  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.21500%).
[redacted]                        [redacted]        [redacted]      [redacted]            28357475        35761490                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-11 16:24:40  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20006823        35971829                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-09 21:36:36  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20006823        35971842                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-09 21:36:36  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24745143        35849939                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-23 17:20:17  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25421819        36043885                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25421819        36043897                                         Compliance      Compliance                         Federal Compliance                        Missing Disclosure                                                                Notice of Special Flood Hazard Disclosure Not Provided Timely                     FDPA Notification Rule: Creditor did not provide a Notice of Special Flood        Creditor did not provide a Notice of Special Flood Hazard Disclosure within a                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-18): XXXXX                                              2026-03-18 10:40:03                                            No                   1                      B                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Hazard Disclosure within a reasonable time prior to closing.                      reasonable time prior to closing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23219536        35842820                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-20 17:03:15  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25858516        35966756                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27093098        35919227                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25304209        35854493                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 18:38:56  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27271439        36193661                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22574966        35933432                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29778331        35995456                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-16): XXXXX                                              2026-03-16 05:31:00                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29778331        35995473                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Note - Senior Lien not provided                                                                                                                   Lender excluded monthly payment for first lien; however, documentation was not                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-16): XXXXX                                              2026-03-16 11:51:22                                            No                   1                      D                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided to support the omission or verify the terms of the first lien. Provide the mortgage statement for the senior lien to verify the P&I amount and provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              documentation to support the omission.                                                                                                                                                                                                                                                                                                  Seller Comment (2026-03-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29778331        35995498                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 18:14:48  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25082652        35811758                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29995572        35835109                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Properties with more than 10 acres are ineligible per guidelines. The subject     Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2026-02-20): XXXXX                                                                                        2026-02-20 14:50:40  Yes                  2                      C                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              property is 10.03 acres per XXXXX and is zoned agricultural rural zoning. Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception provided in file.                                                       Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-17): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                by at least 10%.
[redacted]                        [redacted]        [redacted]      [redacted]            20754121        35857296                                         Compliance      Compliance                         State Compliance                          State Late Charge                                                                 XXXXX Open End Late Charge Percent and Amount Testing                             XXXXX Late Charge: Note late charge of 10.00000%/$90.06 exceeds state maximum of                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-05): XXXXX                                                                                        2026-03-05 11:08:27  No                   2                      B                               B                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            10% or $10, whichever is lesser.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20754121        35857305                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 18:38:56  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27299821        35936403                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24395298        35916809                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22171087        35965037                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22171087        35965039                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-03-09): XXXXX                                              2026-03-09 13:19:27                                            No                   1                      C                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-03-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28492164        35867858                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-25 19:11:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28492164        35867864                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.69786% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .69786%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-25 19:11:24  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .69786%).
[redacted]                        [redacted]        [redacted]      [redacted]            20484589        35815788                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20484589        35815805                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.76000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.76000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-17 17:36:50  No                   2                      B                               B                                        SC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.76000%).
[redacted]                        [redacted]        [redacted]      [redacted]            25603122        35915935                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24464245        35995647                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26315729        35916282                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23106892        35916952                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28817130        35915834                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-27 19:20:27  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28817130        35915837                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22534408        35746854                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-10 14:57:42  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27980232        35956733                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 17:22:19                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27980232        35956734                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 17:22:19                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27980232        35956735                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,564.45. Threshold maximum is $2,500.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 17:22:19                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27980232        35956736                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 17:22:19                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.
[redacted]                        [redacted]        [redacted]      [redacted]            27980232        35956737                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 5.12890% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 17:22:19                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.12890% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     $2,564.45 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .12890%). Non-Compliant   $2,500.00.                                                                                                                                                                                                                                                                                                                              Seller Comment (2026-03-06): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            27980232        35956738                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 17:22:19                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27980232        35956739                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.12890% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .12890%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-05 16:32:24  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .12890%).
[redacted]                        [redacted]        [redacted]      [redacted]            27980232        35956752                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-05 16:32:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26502555        35890599                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-26 18:50:37  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26502555        35890600                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-26 18:50:37  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28300466        35967848                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-06 19:27:49  No                   1                                                                                               PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29727064        35917499                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29727064        35917521                                         Credit          Asset                              Asset Calculation / Analysis              Asset                                                                             Available for Closing is insufficient to cover Cash From Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-05): XXXXX                                              2026-03-05 05:25:14                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24134132        35918768                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24134132        35919096                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide blanket policy.                                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 15:47:29                                            No                   1                      C                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27584240        35933464                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22132328        36194156                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22132328        36215496                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. One or more AVMs were provided. Vendor/FSD of at                                                                                         Loan is to be securitized. One or more AVMs were provided. Vendor/FSD of at                                                                                                                                                                                                                                                             Reviewer Comment (2026-04-27): XXXXX                                              2026-04-27 13:36:50                                            No                   1                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          least one AVM does not meet Fitch criteria. Sec ID: 220                                                                                                             least one AVM does not meet Fitch criteria. FSD is 0.17 and is > 0.15 allowed per Fitch for 1st lien.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22132328        36215614                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-04-02 21:02:44  No                   2                      B                               B                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            22132328        36322614                                         Property        Valuation                          General                                   Valuation                                                                         Valuation Product pending                                                                                                                                           XXXXX / Drive-by BPO - Standard Form - 5 Days                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-27): XXXXX                                              2026-04-27 13:35:43                                            No                   1                                                      A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20830723        35867650                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-25 19:11:24  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20830723        35868106                                         Credit          Credit                             Credit Eligibility                        Guideline                                                                         Public Record Issue:                                                              -                                                                                 Charge Off account required to be paid in full. Amount greater than $1,000.00     Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC                                                                          Reviewer Comment (2026-04-16): XXXXX                                                                                        2026-04-16 15:07:46  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-13): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                by at least 10%.
[redacted]                        [redacted]        [redacted]      [redacted]            25848356        35974249                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-09 21:36:36  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25348228        36089386                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-20 17:21:46  No                   2                      B                               B                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            25348228        36089406                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23370200        35858270                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-13): XXXXX                                                                                        2026-03-13 15:08:12  No                   1                                                                                               MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 187                                                                                                                                     LCA provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23370200        35858309                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not      -                                                                                 The file was missing a copy of 442 completion or update report.                                                                                                                                                                                                                                                                         Reviewer Comment (2026-03-02): XXXXX                                              2026-03-02 19:53:05                                            No                   1                      C                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-02-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23370200        35858362                                         Credit          Credit                             Miscellaneous                             Credit                                                                            Kroll Second Lien Property Exception - Primary Valuation with defect                                                                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-02): XXXXX                                              2026-03-02 20:05:38                                            No                   1                      C                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              LCA provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24109924        36051948                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24109924        36052189                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-17): XXXXX                                              2026-03-17 15:16:34                                            No                   1                      C                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28444624        36046202                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29158878        35802820                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-16 17:49:13  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21508830        35790142                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-13 17:13:05  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21508830        35790147                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-13 17:13:05  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24644346        35829550                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28233155        35935942                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:59:10                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28233155        35935943                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:59:10                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28233155        35935944                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Mortgage loan financed Points and Fees.                                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:59:10                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28233155        35935945                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:59:10                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28233155        35935946                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 6.99901% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:59:10                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            6.99901% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     $5,424.23 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or 1.99901%). Non-Compliant  $XXXXX (an overage of $1,549.23 or 1.99901%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                             Seller Comment (2026-03-04): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            28233155        35935947                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:59:10                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28233155        35935948                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 6.99901% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.99901%                                                                                                                                                                                                                                                                                                                                                                                                2026-03-03 21:09:18  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.99901%).
[redacted]                        [redacted]        [redacted]      [redacted]            28233155        35935950                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Colorado Covered Loan (Consumer Caution Notice Not   XXXXX Covered Loan: Consumer Caution Notice not provided to borrower.             Consumer Caution Notice not provided to borrower.                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:59:10                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28233155        35935951                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Colorado Covered Loan (Points and Fees)                         XXXXX Consumer Equity Protection Act: Points and Fees on subject loan of          Points and Fees on subject loan of 6.99901% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 14:59:10                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other             For application prior to 1/XX/14, no obvious cure.                                                          Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            6.99901% is in excess of the allowable maximum of 5.00000% of the Total Loan      maximum of 5.00000% of the Total Loan Amount. Points and Fees total $5,424.23 on
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an        a Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       For applications on or after 1/XX/14, same as DF HOEPA cure:
                                                                                                                                                                                                                                                                                                                                                                                                                            allowable total of $XXXXX (an overage of $XXX or 1.99901%). Non-Compliant High    $1,549.23 or 1.99901%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                   Seller Comment (2026-03-04): XXXXX                                                                                                                                                                                                                                                                                                          (1) Signed letter from borrower indicating their choice to either (a) accept
                                                                                                                                                                                                                                                                                                                                                                                                                            Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            28233155        35935961                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-03-03 21:09:18  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22198878        35890402                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-26 18:50:37  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                      provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24293089        36114015                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24293089        36114080                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.01400% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or .01400%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-25 17:31:42  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .01400%).
[redacted]                        [redacted]        [redacted]      [redacted]            27337165        36156353                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-31 18:19:14  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27337165        36157963                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.83592% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or .83592%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-31 18:19:14  No                   2                      B                               B                                        FL              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .83592%).
[redacted]                        [redacted]        [redacted]      [redacted]            28116117        35934827                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28218124        35837054                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              File is missing the Master Policy                                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 03:11:07                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22211863        36044068                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28118111        35969561                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2026-03-06 19:27:49  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28118111        36276152                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-13 15:40:35  No                   2                                                      A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25662324        36046954                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25662324        36046989                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 50.61916% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-20): XXXXX                                              2026-03-20 14:45:12                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. Discrepancy between lender PITIA and audit PITIA that appears related to the homeowner's insurance premium. Total calculated qualifying PITIA is $2,906.45 and 1008 reflects $2,218.47.
[redacted]                        [redacted]        [redacted]      [redacted]            25662324        36074899                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 Missing HOA verification for subject property.                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-20): XXXXX                                              2026-03-20 14:45:08                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-17): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25127166        35995793                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24279499        36143656                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 51.70169% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-01): XXXXX                                              2026-04-01 09:53:09                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28184711        35823626                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-18 17:22:20  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25387513        35789114                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-13 17:13:05  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27579841        36046132                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $175,558.40. Provide updated policy reflecting                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-17): XXXXX                                              2026-03-17 15:07:33                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27579841        36046147                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27579841        36074008                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-17): XXXXX                                              2026-03-17 15:07:41                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27456767        35934306                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          Certificate of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-09): XXXXX                                              2026-03-09 16:48:56                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27456767        35934328                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25944888        35934813                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20827008        35944734                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:53:19  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20355983        35966678                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25050060        35967280                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20806540        35944168                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:53:19  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21725578        35918208                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 19:20:27  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24826071        35974238                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-09 19:10:32  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29557971        36073697                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-18 16:24:29  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27122659        35995317                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        VT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26246030        35935900                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26857328        35995297                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        DE              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23365944        36073183                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-18 16:24:29  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26043265        35999034                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29424082        35804344                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-16 17:49:13  No                   2                      B                               B                                        MO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29424082        35804363                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-16 17:49:13  No                   2                      A                               A                                        MO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29424082        35804394                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 6.92290% is in excess of the allowable   XXXXX Points and Fees on subject loan of 6.92290% is in excess of the allowable                                                                                                                                                                                                                                                                                                                                                                                     2026-02-16 17:49:13  No                   2                      B                               B                                        MO              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00        maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.   (XXXXX). XXXXX Finance Charge total $4,638.34 on a Original Line Limit of $XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or 1.92290%).                    vs. an allowable total of $XXXXX (an overage of $1,288.34 or 1.92290%).
[redacted]                        [redacted]        [redacted]      [redacted]            23514300        36046142                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24597100        36147035                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25298833        35995108                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23506988        36259144                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-13 18:19:14  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23506988        36259703                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                                                                                                                                                           2026-07-20 12:03:13  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20811351        35965980                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        ID              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21275438        36073913                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-18 16:24:29  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29182907        35936451                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-03 18:17:54  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29182907        35936456                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29247670        35855552                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.97200% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.97200%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-24 19:27:24  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.97200%).
[redacted]                        [redacted]        [redacted]      [redacted]            29247670        35855568                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 19:27:24  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21370203        35999374                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25040945        35933320                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26397368        36280702                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-22): XXXXX                                                                                        2026-04-22 15:32:50  No                   2                      B                               B                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            26397368        36280721                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-20): XXXXX                                              2026-04-20 11:58:55                                            No                   1                                                      A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 184                                                                                                                              securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26397368        36280745                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Missing Secondary Valuation required by guidelines. Per guidelines, LCA or CU                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-20): XXXXX                                              2026-04-20 11:59:04                                            No                   1                      C                               A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Score <= 2.5 is acceptable. CU score provided in file is 3.2.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25590371        35855400                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-02): XXXXX                                              2026-03-02 20:09:53                                            No                   1                      C                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25590371        35855401                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5,204.70. Threshold maximum is $5,014.89.                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-02): XXXXX                                              2026-03-02 20:09:53                                            No                   1                      C                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-02-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25590371        35855402                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-02): XXXXX                                              2026-03-02 20:09:53                                            No                   1                      C                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25590371        35855403                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or 1.95550%.                                                                                                                                                                                                                                                                         Reviewer Comment (2026-03-02): XXXXX                                              2026-03-02 20:09:53                                            No                   1                      C                               A                                        VA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            6.95550% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or 1.95550%). Non-Compliant                                                                                                                                                                                                                                                                                                                                          Seller Comment (2026-02-25): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25590371        35855404                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-02): XXXXX                                              2026-03-02 20:09:53                                            No                   1                      C                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25590371        35855405                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 6.95550% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.95550%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-24 19:27:24  No                   2                      B                               B                                        VA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 3.95550%).
[redacted]                        [redacted]        [redacted]      [redacted]            25590371        35855417                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 19:27:24  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23168214        35848635                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Hazard Insurance Policy expires within 90 days of the Note Date.                  Hazard Insurance Policy Expiration Date ___, Note Date ___                        Verified from source document                                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-24): XXXXX                                                                                        2026-02-24 14:59:47  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            23168214        35848639                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-24 06:35:14  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            27493202        35811866                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-17 17:36:50  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23061066        35990047                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-10 21:58:18  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27949205        36146502                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29864416        35919581                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-27 20:26:57  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26845857        36146031                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26845857        36146547                                         Credit          Asset                              Asset Calculation / Analysis              Asset                                                                             Available for Closing is insufficient to cover Cash From Borrower.                                                                                                  Documented qualifying Assets for Closing of $0.00 is less than Cash from                                                                                                                                                                                                                                                                Reviewer Comment (2026-04-09): XXXXX                                              2026-04-09 14:59:41                                            No                   1                      C                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower $97.12. Provide supporting documentation for item paid outside of closing by borrower in order for review to inlcude credit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26753607        36045879                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21254132        36190244                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        HI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21254132        36190284                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Calculated investor qualifying total debt ratio of 50.42503% exceeds Guideline    The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC                                                                          Reviewer Comment (2026-04-14): XXXXX                                                                                        2026-04-14 14:56:06  Yes                  2                      C                               B                                        HI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                total debt ratio of 50.00000%. Verified HOI Premium amount is more than the       by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              amount used to qualify the Borrower.                                                                                                                                                                                                                  SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The refinance has decreased the borrower's monthly debt payments by 20% or more.
[redacted]                        [redacted]        [redacted]      [redacted]            21254132        36215631                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-09): XXXXX                                              2026-04-09 10:52:01                                            No                   1                      C                               A                                        HI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21920504        35936289                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-03 18:17:54  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23284713        35823183                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-02-18 17:22:20  No                   1                                                                                               NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23284713        35823571                                         Credit          Missing Document                   General                                   Missing Document                                                                  Incomplete Document: 1003 Initial - Lender's is incomplete                                                                                                          Initial 1003 not dated and signed by borrower or lender.                                                                                                                                                                                                                                                                                Reviewer Comment (2026-02-20): XXXXX                                              2026-02-20 09:45:37                                            No                   1                      B                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24179510        36045531                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27832244        35966952                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21334574        35933202                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24021487        35997040                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21049896        35890547                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.97600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.97600%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-26 18:50:37  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.97600%).
[redacted]                        [redacted]        [redacted]      [redacted]            21049896        35890567                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-26 18:50:37  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29487854        36088056                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        SC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23626887        35967873                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21814069        35944842                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:53:19  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                 371
[redacted]                        [redacted]        [redacted]      [redacted]            21814069        35948337                                         Compliance      Compliance                         Federal Compliance                        Missing Disclosure                                                                Notice of Special Flood Hazard Disclosure Not Provided Timely                     FDPA Notification Rule: Creditor did not provide a Notice of Special Flood        Creditor did not provide a Notice of Special Flood Hazard Disclosure within a                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-11): XXXXX                                                                                        2026-03-11 19:24:18  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Hazard Disclosure within a reasonable time prior to closing.                      reasonable time prior to closing.
[redacted]                        [redacted]        [redacted]      [redacted]            24779366        35827508                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-19 17:07:30  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23938580        35952444                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-03-05 16:32:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23938580        35952445                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-05 16:32:24  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21940286        35935042                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26258984        36299925                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29481498        35998555                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29481498        36000057                                         Credit          Guideline                          Guideline Issue                           Guideline                                                                         The property site acres is greater than 10 acres which does not meet guidelines.                                                                                    Properties with more than 10 acres are ineligible. Lender exception in file.      Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2026-03-24): XXXXX                                                                                        2026-03-24 15:00:51  Yes                  2                      C                               B                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-23): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Loan to Value (LTV) on the loan is less than or equal to 70%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The qualifying DTI on the loan is at least 10% less than the guideline maximum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The qualifying DTI on the loan is less than or equal to 35%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The representative FICO score is above 680.
[redacted]                        [redacted]        [redacted]      [redacted]            26485549        36115239                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20216579        36204653                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20216579        36204706                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $38,597.00. Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-09): XXXXX                                              2026-04-09 14:26:39                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23907128        35967004                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24253688        35933096                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-03 18:17:54  No                   2                      B                               B                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            24253688        35933097                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-03 18:17:54  No                   2                      B                               B                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            24253688        35933100                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21277486        35966095                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21338005        35967097                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27472187        35998649                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28029465        36258116                                         Credit          Insurance                          Insurance Documentation                   Insurance                                                                         Missing Document: Flood Insurance Policy not provided                                                                                                               Flood insurance policy was not found in file.                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-13): XXXXX                                              2026-04-13 15:45:54                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28029465        36258163                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        RI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28029465        36264211                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-13): XXXXX                                              2026-04-13 15:46:10                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22626990        35892702                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-26 18:50:37  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22626990        35892704                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-26 18:50:37  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24503547        36047009                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20061587        35891839                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-26 18:50:37  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22874243        35940155                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:07:28  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22874243        35940166                                         Credit          Note                               Document Error                            Note                                                                              Missing evidence of First Payment Date.                                                                                                                             Missing evidence of First Payment Date                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-03-05): XXXXX                                              2026-03-05 10:47:05                                            No                   1                      C                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            22874243        35940170                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                                                                                                                                                                     2026-03-04 19:07:28  No                   2                      B                               B                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate     between Creditor Application Date and Transaction Date used to determine rate
                                                                                                                                                                                                                                                                                                                                                                                                                            used for testing.                                                                 used for testing.
[redacted]                        [redacted]        [redacted]      [redacted]            22874243        35940171                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-04 19:07:28  No                   2                      B                               B                                        MO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            27916896        35995090                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23832886        35849067                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 06:35:14  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29220693        35934399                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-03 18:17:54  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            29220693        35934410                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26416182        35926353                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-02 17:48:06  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26416182        35926365                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 7.64469% is in excess of the allowable   XXXXX Points and Fees on subject loan of 7.64469% is in excess of the allowable                                                                                                                                                                                                                                                                                                                                                                                     2026-03-02 17:48:06  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00        maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.   (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or 2.64469%).                    an allowable total of $XXXXX (an overage of $XXX or 2.64469%).
[redacted]                        [redacted]        [redacted]      [redacted]            25525207        36313814                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-23 16:48:59  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25525207        36331958                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Per final 1003, lender is qualifying borrower with a lower lease payment than is                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-24): XXXXX                                              2026-04-24 15:57:10                                            No                   1                      C                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              reflected on the credit report. Please provide new lease documentation or a corrected 1008 reflecting the correct payment included in the DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27716539        35967186                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23382459        35965656                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-06 19:27:49  No                   2                      B                               B                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            23382459        35965663                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23490822        36153312                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-30 19:57:05  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23490822        36178065                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $18,380.80. Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-08): XXXXX                                              2026-04-08 13:25:57                                            No                   1                      C                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26027329        35995751                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28192099        35933527                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        OH              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29106042        35995101                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25949225        35849736                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-24 06:35:14  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            25949225        35849740                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 06:35:14  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25949225        35852227                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 54.33981% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-27): XXXXX                                              2026-02-27 14:42:29                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27698034        35891364                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 2.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-02-26 18:50:37  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 2.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            27698034        35891387                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-26 18:50:37  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21811674        35848828                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 06:35:14  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25019433        35858695                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 19:27:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25019433        35858706                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-24 19:27:24  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23649359        35856244                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-24 19:27:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                     provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21553655        35943634                                         Compliance      Compliance                         State Compliance                          State Late Charge                                                                 XXXXX First Lien Late Charge Grace Period Testing                                 XXXXX Late Charge: Note grace period of 10 days is less than the state minimum    Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                 Reviewer Comment (2026-03-11): XXXXX                                                                                        2026-03-11 19:26:32  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21553655        35943655                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing Secondary Valuation. The provided CU and LCA                                                                                                                                                                                                                                                                                                                                                                                     2026-03-04 19:53:19  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     provide relief.
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26887297        35829211                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.80857% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or .80857%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-19 17:07:30  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .80857%).
[redacted]                        [redacted]        [redacted]      [redacted]            26887297        35829292                                         Credit          Title                              General                                   Title                                                                             Final Title Policy Coverage is less than Original Loan Amount.                                                                                                      The preliminary title report in file disclosed an amount of title insurance                                                                                                                                                                                                                                                             Reviewer Comment (2026-02-23): XXXXX                                              2026-02-23 12:41:51                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              least the loan amount.                                                                                                                                                                                                                                                                                                                  Seller Comment (2026-02-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26887297        35829296                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 54.48514% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-23): XXXXX                                              2026-02-23 12:46:41                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27828369        35952853                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.58500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.58500%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-05 18:32:46  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.58500%).
[redacted]                        [redacted]        [redacted]      [redacted]            27828369        35952875                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-05 18:32:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29142345        35956956                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-05 18:32:46  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26665372        36194628                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26665372        36194635                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-02 21:02:44  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26665372        36215735                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-10): XXXXX                                              2026-04-10 16:53:48                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22390056        36113125                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29868579        36033912                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-13 20:09:52  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23765785        36054080                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-17 18:56:21  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            23765785        36054081                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-17 18:56:21  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            23765785        36054109                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-17 18:56:21  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28049072        36073133                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-18 16:24:29  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20521838        36044504                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25620038        36115566                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26194377        36116278                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-01): XXXXX                                                                                        2026-04-01 18:35:07  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.
[redacted]                        [redacted]        [redacted]      [redacted]            26194377        36116821                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26921516        36054055                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-17 18:56:21  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28988258        36103914                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 21:05:39                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2026-03-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28988258        36281124                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-17): XXXXX                                              2026-04-17 12:52:46                                            No                   1                                                      A                                        ME              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-15): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28988258        36356058                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-04): XXXXX                                              2026-05-04 12:31:44                                            No                   1                                                      A                                        ME              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24385646        35935247                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.52183% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.52183%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-03 18:17:54  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.52183%).
[redacted]                        [redacted]        [redacted]      [redacted]            24385646        35935260                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28523131        35891677                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              TILA Notice of Right to Cancel Expiration Date greater than Deal Start Date.      Rescission expiration date provided by lender on Notice of Right to Cancel has                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-05): XXXXX                                                                                        2026-03-05 11:11:20  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            not expired as of time of review.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28523131        35891682                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-26 18:50:37  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28523131        35891686                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The file was missing a copy of the final title policy.                            Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-02-26 18:50:37  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            25773239        36222079                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-07 19:08:23  No                   2                      A                               A                                        GA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27231239        36044432                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        AZ              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25998534        36212689                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-04-06 21:30:48  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25998534        36212698                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-06 21:30:48  No                   2                      B                               B                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Closing instructions show correct loan amount, please override.
[redacted]                        [redacted]        [redacted]      [redacted]            21035339        36058238                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-17 21:48:30  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21035339        36058252                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-17 21:48:30  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25842781        35954086                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-05 18:32:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25842781        35954095                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-05 18:32:46  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23715529        36115449                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26442771        36048011                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27487357        36200235                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-03 19:15:47  No                   1                                                                                               PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            27487357        36200279                                         Compliance      Compliance                         State Compliance                          State Late Charge                                                                 XXXXX First Lien Late Charge Grace Period Testing                                 XXXXX Late Charge: Note grace period of 10 days is less than the state minimum    Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                 Reviewer Comment (2026-04-08): XXXXX                                                                                        2026-04-08 12:09:39  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27894646        35996229                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 21:57:28  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27894646        35996236                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-11 21:57:28  No                   2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27989377        36204001                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20248051        36155441                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-31 18:19:14  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20248051        36155442                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-31 18:19:14  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27061977        35927313                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.54700% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.54700%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-02 17:48:06  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.54700%).
[redacted]                        [redacted]        [redacted]      [redacted]            27061977        35927344                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-02 17:48:06  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27061977        35927386                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument document was missing in the file.                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-03-04): XXXXX                                              2026-03-04 12:20:35                                            No                   1                      D                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22008493        36153162                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.53000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .53000%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-30 19:57:05  No                   2                      B                               B                                        NM              Second Home  Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .53000%).
[redacted]                        [redacted]        [redacted]      [redacted]            22008493        36153188                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-30 19:57:05  No                   1                                                                                               NM              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22008493        36252697                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              HELOC Balloon Statement                                                           HELOC Agreement with terms providing a balloon payment does include a statement   Triggered due to loan missing evidence of first payment date.                                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-09): XXXXX                                              2026-04-09 11:11:43                                            No                   1                                                      A                                        NM              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            indicating that paying only the minimum periodic payments may not repay any of the principal or may repay less than the outstanding balance which could result in a balloon payment.
[redacted]                        [redacted]        [redacted]      [redacted]            22008493        36252701                                         Credit          Note                               Document Error                            Note                                                                              Missing evidence of First Payment Date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-04-09): XXXXX                                              2026-04-09 11:10:59                                            No                   1                                                      A                                        NM              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            22008493        36252723                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Credit                                                                            Guideline Requirement: Term discrepancy.                                                                                                                            Triggered due to missing evidence of first payment date.                                                                                                                                                                                                                                                                                Reviewer Comment (2026-04-09): XXXXX                                              2026-04-09 11:11:07                                            No                   1                                                      A                                        NM              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            24114187        36199731                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-03 19:15:47  No                   1                                                                                               MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28588041        35938389                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-03 18:17:54  No                   2                      B                               B                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28588041        35938391                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27323718        36034965                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-13 19:08:41  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27323718        36036583                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Per guidelines 2 year's signed tax returns are required. Missing XXXXX K-1 and                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-19): XXXXX                                              2026-03-19 04:01:39                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              XXXXX business returns with all schedules. Tax returns in file were not signed by the borrower. Please provide all tax returns signed by the borrower.
[redacted]                        [redacted]        [redacted]      [redacted]            22926672        35996338                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20269217        36145179                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25548076        36204652                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25376837        36192633                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22645796        36048093                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23045346        36045106                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23045346        36045201                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       The file was missing a copy of the Right to Receive a Copy appraisal.                                                                                                                                                                                                                                                                   Reviewer Comment (2026-03-19): XXXXX                                                                                        2026-03-19 11:18:21  No                   2                      B                               B                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            22455699        36045486                                         Compliance      Compliance                         Federal Compliance                        Missing Disclosure                                                                Notice of Special Flood Hazard Disclosure Not Provided Timely                     FDPA Notification Rule: Creditor did not provide a Notice of Special Flood        Creditor did not provide a Notice of Special Flood Hazard Disclosure within a                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-19): XXXXX                                                                                        2026-03-19 11:19:00  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Hazard Disclosure within a reasonable time prior to closing.                      reasonable time prior to closing.
[redacted]                        [redacted]        [redacted]      [redacted]            22455699        36045511                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-27): XXXXX                                                                   2026-03-27 08:03:40                       No                   2                      C                               B                                        OH              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Reviewer Comment (2026-03-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22455699        36045618                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26124662        36115484                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28925596        36044237                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20987128        36255450                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-17): XXXXX                                              2026-04-17 17:32:22                                            No                   1                                                      A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 185                                                                                                                              LCA do not provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20987128        36304734                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-04-17 17:35:37  No                   2                                                      B                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            26899663        36071218                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-18 16:24:29  No                   2                      A                               A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20593291        36147473                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-27 16:44:46  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23417773        36071047                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-18 16:24:29  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            23417773        36071049                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-18 16:24:29  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24424630        35998066                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              File is missing Blanket policy document.                                                                                                                                                                                                                                                                                                Reviewer Comment (2026-03-16): XXXXX                                              2026-03-16 04:07:54                                            No                   1                      C                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24424630        35998128                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-11 17:36:58  No                   1                                                                                               KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24424630        35999490                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 File is missing the Third-Party verification document.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-03-16): XXXXX                                              2026-03-16 05:20:35                                            No                   1                      C                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25167920        36034366                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-13 20:09:52  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20705762        35972205                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-09 19:10:32  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24885555        35952689                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 5.35807% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or .35807%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-05 18:32:46  No                   2                      B                               B                                        CT              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or .35807%).
[redacted]                        [redacted]        [redacted]      [redacted]            24885555        35952694                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-05 18:32:46  No                   2                      A                               A                                        CT              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24885555        35952709                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            Hazard Insurance policy document is missing in the file. Unable to determine                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 12:32:34                                            No                   1                      C                               A                                        CT              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              dwelling amount.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24885555        35952714                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Hazard Insurance Policy document is missing in the file.                                                                                                                                                                                                                                                                                Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 12:32:55                                            No                   1                      C                               A                                        CT              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            25283529        36399415                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-07 17:39:48  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25283529        36399429                                         Credit          Guideline                          Guideline Issue                           Guideline                                                                         Guidelines require Hybrids, Drive-Bys, Desktop Appraisals, AVMs, and BPOs to be                                                                                     AVM date is greater than two months prior to Note date. AVM is dated XX/XX/XX                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-18): XXXXX                                              2026-05-18 11:35:34                                            No                   1                      C                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          dated within 2 months prior to the Note date.                                                                                                                       and Note date is XX/XX/XX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29245794        36114406                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28130765        36054392                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-17 19:15:39  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20971419        36047255                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26534938        35991182                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-10 22:00:33  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27499321        35934988                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.30300% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.30300%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-03 18:17:54  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.30300%).
[redacted]                        [redacted]        [redacted]      [redacted]            27499321        35934990                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Maryland Covered Loan (Points and Fees)                         XXXXX Predatory Lending Law: Points and Fees on subject loan of 4.30300% is in    Points and fees exceed maximum threshold of 4% by .30300%.                                                                                                                                                                                                                                                                              Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 17:51:52                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the allowable maximum of 4.00000% of the Total Loan Amount. Points and
                                                                                                                                                                                                                                                                                                                                                                                                                            Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .30300%). Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                         Seller Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27499321        35935003                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-03 18:17:54  No                   1                                                                                               MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            27499321        35935008                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-03 18:17:54  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21537528        35996727                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-11 17:36:58  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27752346        35964490                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22615377        36088186                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27386871        36143123                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21298492        35990490                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-10 22:00:33  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21298492        35990493                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 File is missing a copy of Paystub document.                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-13): XXXXX                                              2026-03-13 13:40:59                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24056058        36047937                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29534193        36190214                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24867092        36044348                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23251210        36044275                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        CO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27078997        35965303                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-06 19:27:49  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26357419        35925593                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-02 16:59:01  No                   2                      A                               A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20602889        35990416                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Hazard Insurance Policy expires within 90 days of the Note Date.                  Hazard Insurance Policy Expiration Date ___, Note Date ___                        Verified from source document                                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-13): XXXXX                                                                                        2026-03-13 12:44:39  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            20602889        35990420                                         Credit          Title                              Document Error                            Title                                                                             The Preliminary title policy is within XXXXX or XXXXX and does not reflect a                                                                                        The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-10 22:09:56  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          coverage amount (no final title policy in file). Unable to determine if                                                                                             coverage that is less than the loan amount. Provide a copy of the final title
                                                                                                                                                                                                                                                                                                                                          appropriate coverage is provided.                                                                                                                                   policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20602889        35990421                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-10 22:09:56  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20602889        36071795                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-16 09:40:13  No                   2                                                      B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21077033        35942735                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:07:28  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21915746        36275130                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-15 13:54:25  No                   2                      A                               A                                        RI              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25048265        36065810                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-18 16:24:29  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25048265        36065827                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-18 16:24:29  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26424930        36072945                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-18 16:24:29  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24794029        35935778                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective  Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-10): XXXXX                                                                                        2026-03-10 14:30:37  No                   1                                                                                               WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24794029        35935812                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 The file was missing a copy of the Statement and Tax and Insurance verification                                                                                                                                                                                                                                                         Reviewer Comment (2026-03-09): XXXXX                                              2026-03-09 13:15:37                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              property located at XXXXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23433538        36046551                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23433538        36046672                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-16 16:17:13  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            23433538        36046673                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-16 16:17:13  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            20271518        36301958                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                      2026-04-21 17:06:33  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            20271518        36301959                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                      2026-04-21 17:06:33  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            20271518        36301960                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Right to Receive a Copy appraisal disclosure not provided to consumer.                                                                                                                                                                                                                                                                  Reviewer Comment (2026-04-29): XXXXX                                                                                        2026-04-29 16:48:16  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-22): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20271518        36301970                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22178025        35938470                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-03 18:17:54  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27111361        36057011                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-17 19:15:39  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27111361        36057019                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.47350% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.47350%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-17 19:15:39  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.47350%).
[redacted]                        [redacted]        [redacted]      [redacted]            23384263        36045634                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21730569        36313646                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27891286        35905871                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Calculated investor qualifying total debt ratio of 46.05507% exceeds Guideline    Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC                                                                          Reviewer Comment (2026-03-04): XXXXX                                                                                        2026-03-04 13:24:41  Yes                  2                      C                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                total debt ratio of 45.00000%. Due to addition of escrow shortage; lender DTI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (45.781) already slight exceeded.                                                 Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-03): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC                                                                          Reviewer Comment (2026-03-03): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The representative FICO score exceeds the guideline minimum by at least 40 points.
[redacted]                        [redacted]        [redacted]      [redacted]            27891286        35905876                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 15:13:03                                            No                   1                                                      A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136
[redacted]                        [redacted]        [redacted]      [redacted]            27891286        35905877                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-25 12:51:44  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27891286        35919456                                         Credit          Note                               Document Error                            Note                                                                              Missing evidence of First Payment Date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 12:11:31                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26212967        35905485                                         Credit          Note                               Document Error                            Note                                                                              Missing evidence of First Payment Date.                                                                                                                             Evidence of First Payment Date is missing in the file                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 12:16:33                                            No                   1                      C                               A                                        GA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26212967        35905660                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Calculated investor qualifying total debt ratio of 47.67054% exceeds Guideline    Borrower has been employed in the same industry for more than 5 years.            Residual Income : 3318.68                                                         SitusAMC                                                                          Reviewer Comment (2026-03-04): XXXXX                                                                                        2026-03-04 13:26:38  Yes                  2                      C                               B                                        GA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                total debt ratio of 45.00000%. Issue appears to be that lender did not use
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              qualifying factor per guidelines. Qualifying P&I is $1207.61, lender used         Borrower has verified disposable income of at least $2500.00.                                                                                                       Aggregator,SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $821.92.                                                                                                                                                                                                                                                                                                                                Seller Comment (2026-03-03): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26212967        35905667                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-02-25 12:51:44  No                   2                      B                               B                                        GA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            26212967        35905668                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2026-03-16): XXXXX                                                                                        2026-03-16 17:35:19  No                   2                      B                               B                                        GA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            26212967        35919787                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Credit                                                                            Guideline Issue: Ineligible borrower                                                                                                                                Per guidelines, a non-owner-occupied loan is only eligible as a purchase, loan    Borrower has verified disposable income of at least $2500.00.                     Residual Income : 3318.68                                                         Aggregator,SitusAMC                                                               Reviewer Comment (2026-03-23): XXXXX                                                                                        2026-03-23 13:54:08  Yes                  2                      C                               B                                        GA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              was submitted as a cash out refinance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum  CLTV : XXX%                                                                       Aggregator,SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                by at least 10%.                                                                                                                                                                                                                                      Reviewer Comment (2026-03-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22105563        35865429                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-23 13:55:09  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22105563        35865432                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 11:59:19                                            No                   1                                                      A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24363962        35865043                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 15:19:06                                            No                   1                                                      A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              LCA do not provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24363962        35866558                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-16): XXXXX                                                                                        2026-03-16 17:35:37  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement, specifically the Appraisal fee.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            28936333        35864572                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-23 13:55:09  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28936333        35864573                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 12:03:02                                            No                   1                                                      A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25849228        35864904                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-23 13:55:09  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25849228        35864905                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-17): XXXXX                                              2026-03-17 15:01:24                                            No                   1                                                      A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             LCA provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25849228        35864928                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      Maryland Ability to Repay Not Verified                                            XXXXX SB270: File does not contain evidence that analysis of borrower's ability                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-16): XXXXX                                                                                        2026-03-16 17:36:21  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
[redacted]                        [redacted]        [redacted]      [redacted]            24188911        35902422                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Right of Rescission Disclosure is missing from file.                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 12:21:22                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24188911        35902528                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-25 12:51:44  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24188911        35902633                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 15:22:19                                            No                   1                                                      A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            24188911        35903088                                         Credit          Note                               Document Error                            Note                                                                              Missing evidence of First Payment Date.                                                                                                                             Missing evidence of First Payment Date.                                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 14:42:21                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-03): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23424098        35864997                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                       Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-11): XXXXX                                              2026-03-11 12:18:24                                            No                   1                                                      A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            24626655        35865313                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-02-23 13:55:09  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24626655        35865320                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 15:19:23                                            No                   1                                                      A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            24626655        35865330                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 Maryland Ability to Repay Not Verified                                            XXXXX SB270: Borrower's ability to repay not verified with reliable               Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                   Reviewer Comment (2026-03-16): XXXXX                                                                                        2026-03-16 17:37:11  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            documentation.
[redacted]                        [redacted]        [redacted]      [redacted]            24626655        35865368                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Verification(s) of employment is not within 10 business days of the Note.         -                                                                                 This file was missing a copy of VVOE. Per guidelines, Verbal Verification of      Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2026-03-24): XXXXX                                                                                        2026-03-24 13:52:45  Yes                  2                      C                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Employment VVOE completed within 10 days of closing must be provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-23): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The representative FICO score exceeds the guideline minimum by at least 40                                                                                          SitusAMC                                                                          Reviewer Comment (2026-03-03): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                points.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-02-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20677722        35864955                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 15:20:33                                            No                   1                                                      A                                        MD              Primary      Refinance - Rate/Term                                                                                                                                Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25996799        36091071                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22619064        36362095                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The title report in the file disclosed an amount of title insurance coverage      Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-01 16:52:30  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      that is less than the loan amount. Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22619064        36362096                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-05-01 16:52:30  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            27127671        36154726                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-30 19:57:05  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27127671        36177906                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-09): XXXXX                                              2026-04-09 11:20:01                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28181226        36048249                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22866344        36399883                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-07 21:05:29  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22866344        36399933                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice was not located in file.                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-06-02): XXXXX                                              2026-06-02 16:44:15                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
[redacted]                        [redacted]        [redacted]      [redacted]            22866344        36399934                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceeded permitted threshold. HOEPA Disclosure was                                                                                                                                                                                                                                                        Reviewer Comment (2026-06-02): XXXXX                                              2026-06-02 16:44:15                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.
[redacted]                        [redacted]        [redacted]      [redacted]            22866344        36399935                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $4,409.90. Threshold maximum is $4,250.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-06-02): XXXXX                                              2026-06-02 16:44:15                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required, resulting in a false higher threshold calculation.
[redacted]                        [redacted]        [redacted]      [redacted]            22866344        36399936                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceeded permitted threshold. Late charge exceeded                                                                                                                                                                                                                                                        Reviewer Comment (2026-06-02): XXXXX                                              2026-06-02 16:44:15                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    maximum of 4% of amount past due and/or grace period of 15 days.
[redacted]                        [redacted]        [redacted]      [redacted]            22866344        36399937                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 5.18812% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-06-02): XXXXX                                              2026-06-02 16:44:15                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.18812% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     $4,409.90 on a Federal Total Loan Amount of $85,000.00 versus an allowable total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .18812%). Non-Compliant   of $XXXXX (an overage of $159.90 or 0.18812%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            22866344        36399938                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceeded permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                         Reviewer Comment (2026-06-02): XXXXX                                              2026-06-02 16:44:15                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status was not located in file.
[redacted]                        [redacted]        [redacted]      [redacted]            22866344        36399939                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.18812% is in  XXXXX Points and Fees exceeded allowable threshold by $XXX or 5.18812%.                                                                                                                                                                                                                                                                                                                                                                                             2026-05-07 21:05:29  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.18812%).
[redacted]                        [redacted]        [redacted]      [redacted]            22866344        36399941                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Pennsylvania Covered Loan (Consumer Caution Notice   XXXXX Covered Loan: Borrower not provided with Consumer Caution Notice.           Borrower was not provided with Consumer Caution Notice.                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-06-02): XXXXX                                              2026-06-02 16:44:15                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Not Provided)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22866344        36399942                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Pennsylvania Covered Loan (Points and Fees)                     XXXXX Consumer Equity Protection Act: Points and Fees on subject loan of          Points and Fees on subject loan of 5.18812% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-06-02): XXXXX                                              2026-06-02 16:44:15                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            5.18812% is in excess of the allowable maximum of 5.00000% of the Total Loan      maximum of 5.00000% of the Total Loan Amount. Points and Fees total $4,409.90 on
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an        a Total Loan Amount of $85,000.00 versus an allowable total of $XXXXX (an
                                                                                                                                                                                                                                                                                                                                                                                                                            allowable total of $XXXXX (an overage of $XXX or .18812%). Non-Compliant High     overage of $159.90 or 0.18812%). Non-Compliant High Cost Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                            Cost Loan.
[redacted]                        [redacted]        [redacted]      [redacted]            24227824        36088315                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28933375        36091097                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26454188        35943112                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-04 19:07:28  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22021388        36069280                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.35723% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.35723%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-18 16:24:29  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.35723%).
[redacted]                        [redacted]        [redacted]      [redacted]            22021388        36069284                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-18 16:24:29  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22021388        36069287                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-18 16:24:29  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22341750        35956342                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.08100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.08100%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-05 16:32:24  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.08100%).
[redacted]                        [redacted]        [redacted]      [redacted]            22341750        35956351                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-05 16:32:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23772768        36045668                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25297565        36036762                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-13 19:08:41  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26855835        36116175                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24138491        36254304                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21543000        36089799                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21543000        36109666                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Borrower was qualified using interest/dividend income. Per the selling guide a                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-16): XXXXX                                              2026-04-16 11:34:19                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              two-year history of receipt of the income is required. Per the personal returns, the income was not received in XXXXX and therefore a two-year history of receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              is not supported, and the income cannot be considered. Without the income the                                                                                                                                                                                                                                                           Seller Comment (2026-04-15): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              DTI exceed max allowed.
[redacted]                        [redacted]        [redacted]      [redacted]            23642790        36285445                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-17 18:00:03  No                   1                                                                                               AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29502932        36193349                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28614601        36165768                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-31 18:19:14  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28614601        36165777                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-31 18:19:14  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            26083131        35892529                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-02-26 18:50:37  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23589297        36192797                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23243731        36222484                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-07 19:08:23  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25692907        36115555                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22311031        36145987                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26312653        36036477                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Verification(s) of employment is not within 10 business days of the Note.         -                                                                                 Verbal Verification of Employment within 10 days of closing must be provide for                                                                                                                                                                                                                                                         Reviewer Comment (2026-03-18): XXXXX                                              2026-03-18 15:26:21                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Co Borrower- XXXXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26312653        36036481                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-13 19:08:41  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27456362        36044012                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27456362        36044016                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.77083% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.77083%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-16 16:17:13  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.77083%).
[redacted]                        [redacted]        [redacted]      [redacted]            20690309        36143839                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28580622        36285906                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:00:03  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24962242        36279857                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-16 18:17:25  No                   2                      A                               A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24962242        36279883                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-04-23): XXXXX                                              2026-04-23 16:29:33                                            No                   1                      C                               A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX, declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-04-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22346104        36089690                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25259784        36090255                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              The file was missing a copy of the final master policy.                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-03-23): XXXXX                                              2026-03-23 15:30:52                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25259784        36090260                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $195,202.40. Provide updated policy reflecting                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-23): XXXXX                                              2026-03-23 15:31:01                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount. Blanket policy is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25259784        36090264                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25977273        36090265                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22500177        36113772                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22500177        36113775                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 File is missing a copy of VA Verification of Benefits document.                                                                                                                                                                                                                                                                         Reviewer Comment (2026-03-26): XXXXX                                              2026-03-26 11:46:19                                            No                   1                      C                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20216326        36091288                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24596003        36255610                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-10 16:02:33  No                   1                                                                                               OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26120132        36088797                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-20 17:21:46  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36058138                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective  Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-20): XXXXX                                                                                        2026-03-20 14:49:36  No                   1                                                                                               MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156                                                                                                        LCA provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36058158                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 10:11:32                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2026-04-29): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36058159                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 10:11:38                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-29): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36058160                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Mortgage loan financed Points and Fees.                                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 10:11:44                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-29): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36058161                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 10:11:49                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-29): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36058162                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 5.21530% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-05-01): XXXXX                                                                   2026-05-01 10:11:13                       No                   2                      C                               B                                        MI              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.21530% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     $3,442.10 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .21530%). Non-Compliant   $XXXXX (an overage of $142.10 or .21530%). Non-Compliant High-Cost Loan.                                                                                                                                                                                                                                                                Seller Comment (2026-04-29): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36058163                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Pre-loan counseling requirements not met.           Pre-loan counseling requirements not met.                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 10:11:59                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-29): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36058164                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.21530% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .21530%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-17 19:15:39  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .21530%).
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36387159                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 14:56:02                                            No                   1                                                      A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36387160                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 14:56:09                                            No                   1                                                      A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36387161                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.                                                                                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 14:56:15                                            No                   1                                                      A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36387162                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 14:56:20                                            No                   1                                                      A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.
[redacted]                        [redacted]        [redacted]      [redacted]            20083757        36387163                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Pre-loan counseling requirements not met.                                                                                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 14:56:28                                            No                   1                                                      A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)
[redacted]                        [redacted]        [redacted]      [redacted]            20462009        36077911                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-19 14:24:03  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20462009        36077923                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-19 14:24:03  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26297576        36200179                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22079270        36147519                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-27 16:44:46  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21128767        36192989                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24313009        36043577                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-17 18:56:21  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24313009        36043600                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-03-20): XXXXX                                              2026-03-20 00:10:39                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29136471        36256299                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 16:44:22  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29136471        36256329                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-15): XXXXX                                                                                        2026-04-15 17:23:37  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            27696378        35919543                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Loan is to be securitized. Appraisal was provided from prior transaction.                                                                                                                                                                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 16:34:40                                            No                   1                      D                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Lender/Client differs from note. Appraisal is not acceptable. Sec ID: 176

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27696378        35919601                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.31100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .31100%.                                                                                                                                                                                                                                                                                                                                                                                                2026-02-27 20:26:57  No                   2                      B                               B                                        MA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .31100%).
[redacted]                        [redacted]        [redacted]      [redacted]            27696378        35993603                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective  Note Date: ___; Lien Position: ___                                                Appraisal from prior transaction provided. No secondary valuation with effective                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-10): XXXXX                                                                                        2026-03-10 13:44:11  No                   1                                                                                               MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156                                                                                                        date less than 3 months past note date provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20168430        36200554                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22039310        36364121                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.07015% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .07015%.cover                                                                                                                                                                                                                                                                                                                                                                                           2026-05-01 16:52:30  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .07015%).
[redacted]                        [redacted]        [redacted]      [redacted]            22039310        36364244                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-06): XXXXX                                              2026-05-06 18:02:48                                            No                   1                                                      A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              LCA do not provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22039310        36387331                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Missing Secondary Valuation required by guidelines. Per guidelines LCA or CU                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-06): XXXXX                                              2026-05-06 18:02:53                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Score <= 2.5 is acceptable. CU score provided in file is 3.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27338049        36265418                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-14 17:54:17  No                   1                                                                                               LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24688208        36115724                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-01): XXXXX                                                                                        2026-04-01 18:33:44  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            24688208        36115731                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29932055        36115659                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21224140        36115783                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25906593        36144688                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28564724        36254528                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26563389        36256781                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-10 16:48:37  No                   1                                                                                               IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21313477        36194096                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29853368        36113950                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29853368        36115697                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Creditor did not provide a copy of each valuation to applicant three (3)                                                                                                                                                                                                                                                                                                                                                                                            2026-03-25 17:31:42  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            29853368        36115698                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Creditor did not provide a copy of each valuation to applicant three (3)                                                                                                                                                                                                                                                                                                                                                                                            2026-03-25 17:31:42  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            25549727        36114507                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29177007        36116854                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20860191        36363820                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.00701% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .00701%.                                                                                                                                                                                                                                                                                                                                                                                                2026-05-01 16:52:30  No                   2                      B                               B                                        SC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .00701%).
[redacted]                        [redacted]        [redacted]      [redacted]            20860191        36363830                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26299134        36114620                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20953976        36144187                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29976858        36115606                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-25 17:31:42  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            29976858        36115607                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-01): XXXXX                                                                                        2026-04-01 18:33:44  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            29976858        36115624                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-03-25 17:31:42  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29976858        36116345                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-25 17:31:42  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            27400923        36321083                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided Collateral                                                                                                                                                                                                                                                                                                                                                                                      2026-04-24 16:32:38  No                   1                                                                                               IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     Underwriter and/or Loan Collateral Advisor provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25738446        36322226                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.12009% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.12009%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-24 16:32:38  No                   2                      B                               B                                        FL              Second Home  Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.12009%).
[redacted]                        [redacted]        [redacted]      [redacted]            25738446        36322232                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        FL              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25738446        36322237                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Hazard Insurance Policy was not found in file.                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-27): XXXXX                                              2026-04-27 15:58:09                                            No                   1                      C                               A                                        FL              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29952682        36116808                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25476300        36478060                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27743431        36094208                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-23 17:05:59  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27743431        36094337                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Loan was disbursed prior to midnight of third business day after consummation.                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-03): XXXXX                                                                   2026-04-03 18:31:50                       No                   2                      C                               B                                        GA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        Lender to re-open recission, provide copy of new right to cancel form, copy of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              letter of explanation sent to borrower, and proof of delivery. Note: This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exception will not be cleared until expiration of new recission period.                                                                                                                                                                                                                                                                 Seller Comment (2026-04-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27743431        36094338                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior    RTC disclosed incorrect transaction and/or expiration date.                                                                                                                                                                                                                                                                             Reviewer Comment (2026-04-03): XXXXX                                                                   2026-04-03 18:32:09                       No                   2                      C                               B                                        GA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27743431        36286958                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Client requested exception added for updated HELOC agreement and associated                                                                                                                                                                                                                                                             Reviewer Comment (2026-05-15): XXXXX                                              2026-05-15 11:10:47                                            No                   1                                                      A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              closing documents due to incorrect closing date on documents in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20810299        36199789                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25673431        36286080                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:00:03  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25673431        36301283                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Missing third party verification. Business lookups in the file are not dated.                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-20): XXXXX                                              2026-04-20 12:48:30                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28810431        36013333                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.79592% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .79592%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-12 17:18:32  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .79592%).
[redacted]                        [redacted]        [redacted]      [redacted]            28810431        36013336                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-12 17:18:32  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28810431        36013343                                         Credit          Title                              General                                   Title                                                                             Final Title Policy Coverage is less than Original Loan Amount.                                                                                                      The title report in file disclosed an amount of title insurance coverage that is                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-01): XXXXX                                              2026-04-01 15:13:17                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              loan amount.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-03-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-19): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25399424        35974004                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-09 19:10:32  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27488925        36354080                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-30 18:27:19  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21739276        36153095                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 10:26:25                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21739276        36153099                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-30 19:57:05  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27400435        36200328                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27400435        36200345                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-04-03 19:15:47  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            27400435        36200346                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-04-03 19:15:47  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            27400435        36200348                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          Certificate of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 22:33:09                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20457600        36047470                                         Compliance      Loan Package Documentation         Application / Processing                  Missing, Incorrect, or Incomplete Final or Initial 1003                           Missing Document: Missing Lender's Initial 1003                                                                                                                     Initial 1003 was missing in this file.                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-03-17): XXXXX                                              2026-03-17 14:42:10                                            No                   1                      B                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20457600        36047485                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 Lease agreement was missing in this file.                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-03-17): XXXXX                                              2026-03-17 14:44:11                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20457600        36047495                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20578994        36255177                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 16:02:33  No                   2                      A                               A                                        IL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20578994        36255353                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $88,976.80. Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-16): XXXXX                                              2026-04-16 15:51:24                                            No                   1                      C                               A                                        IL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27613332        36285726                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:00:03  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27613332        36285728                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in the file disclosed an amount of title insurance   Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-17 18:00:03  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report, verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22382933        36216936                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-07 19:08:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27755325        36299045                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21451239        36147164                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25789403        36044011                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 10.84992% is in excess of the allowable  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.84992%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-16 16:17:13  No                   2                      B                               B                                        CO              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or 5.84992%).
[redacted]                        [redacted]        [redacted]      [redacted]            25789403        36044026                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-03-16 16:17:13  No                   1                                                                                               CO              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24606750        36166624                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-31 18:19:14  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24606750        36166628                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-31 18:19:14  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21610458        36143792                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29341072        36157538                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-30 19:57:05  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29341072        36157878                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-01): XXXXX                                                                                        2026-04-01 18:33:44  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            23465018        36192301                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21846512        36095692                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.16680% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.16680%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-23 17:05:59  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.16680%).
[redacted]                        [redacted]        [redacted]      [redacted]            21846512        36095700                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Maryland Covered Loan (Points and Fees)                         XXXXX Predatory Lending Law: Points and Fees on subject loan of 4.16680% is in    Total fees financed by lender is $5,175.16 . Threshold maximum is $4,968.00.                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-27): XXXXX                                              2026-03-27 07:10:24                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the allowable maximum of 4.00000% of the Total Loan Amount. Points and
                                                                                                                                                                                                                                                                                                                                                                                                                            Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .16680%). Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                         Seller Comment (2026-03-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21846512        36095710                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-23 17:05:59  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21846512        36095753                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-23 17:05:59  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24341326        36121635                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-26 17:56:54  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24341326        36121639                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-26 17:56:54  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20414604        36144465                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22673761        36321739                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   1                                                                                               FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            23816949        36079195                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-19 14:24:03  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21391630        36166767                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.55100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .55100%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-31 18:19:14  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .55100%).
[redacted]                        [redacted]        [redacted]      [redacted]            21391630        36166769                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Maryland Covered Loan (Counseling Disclosure Not     XXXXX Covered Loan: Home Counseling Disclosure to provide home buyer education    Home Counseling Disclosure to provide home buyer education was not provided to                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 12:05:55                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                         was not provided to borrower.                                                     borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21391630        36166771                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Maryland Covered Loan (Points and Fees)                         XXXXX Predatory Lending Law: Points and Fees on subject loan of 5.55100% is in    XXXXX Predatory Lending Law: Points and Fees on subject loan of 5.55100% is in                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 12:05:55                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the allowable maximum of 4.00000% of the Total Loan Amount. Points and  excess of the allowable maximum of 4.00000% of the Total Loan Amount. Points and
                                                                                                                                                                                                                                                                                                                                                                                                                            Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of        Fees total $4,163.25 on a Total Loan Amount of $XXXXX vs. an allowable total of
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or 1.55100%). Non-Compliant High Cost Loan.            $XXXXX (an overage of $1,163.25 or 1.55100%).                                                                                                                                                                                                                                                                                           Seller Comment (2026-04-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21391630        36166844                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 12:05:55                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21391630        36166872                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 12:05:55                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21391630        36166875                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 12:05:55                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21391630        36166920                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $4,163.25. Threshold maximum is $3,750.00                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 12:05:55                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required resulting in false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-04-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21391630        36166921                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees exceed allowable threshold by $XXX or .55100%.                                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 12:05:55                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.55100% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .55100%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-04-01): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            21391630        36166926                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-31 18:19:14  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20510680        36200907                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24258145        36189678                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.69600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .69600%.                                                                                                                                                                                                                                                                                                                                                                                                2026-04-02 21:02:44  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .69600%).
[redacted]                        [redacted]        [redacted]      [redacted]            24258145        36189686                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27961251        36192848                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        WA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20975026        36122381                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-26 17:56:54  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25759580        36321474                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The Title Policy Amount of $XXXXX is less than the note amount of $XXXXX based    Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-24 17:10:34  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      on the Commitment in file.
[redacted]                        [redacted]        [redacted]      [redacted]            25759580        36339850                                         Credit          Guideline                          Guideline Issue                           Guideline                                                                         Aged document: Primary Valuation is older than guidelines permit                  -                                                                                 Valuation effective date or Report date is more than 120 days prior to the Note                                                                                                                                                                                                                                                         Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 19:25:33                                            No                   1                      C                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25759580        36368914                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2026-04-29 19:25:57  No                   1                                                                                               MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139
[redacted]                        [redacted]        [redacted]      [redacted]            29959726        36224316                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-07 20:14:50  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21308571        36279823                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-16 18:17:25  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27099529        36189898                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        NM              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22500778        36190055                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29523593        36300876                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 18:55:00  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29523593        36302579                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          Certificate of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-22): XXXXX                                              2026-04-22 19:55:45                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29438423        36192253                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27462726        36044373                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-16 16:17:13  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20960807        36248413                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-09 16:20:59  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29286509        36248529                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-09 16:20:59  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29286509        36248545                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99500%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-09 16:20:59  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99500%).
[redacted]                        [redacted]        [redacted]      [redacted]            28813444        36355513                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29662855        36199902                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29662855        36199906                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 The file is missing a copy of Award Letter / Continuance Letter Document.                                                                                                                                                                                                                                                               Reviewer Comment (2026-04-14): XXXXX                                              2026-04-14 10:07:41                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28300927        36127935                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-26 17:56:54  No                   1                                                                                               SD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28300927        36127941                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.14400% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .14400%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-26 17:56:54  No                   2                      B                               B                                        SD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .14400%).
[redacted]                        [redacted]        [redacted]      [redacted]            26632194        36194228                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22613522        36254855                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21151976        36254252                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24906398        36158688                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-30 21:54:09  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21408229        36191937                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        RI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27087585        36143715                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20634013        36286407                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:00:03  No                   2                      A                               A                                        MS              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20634013        36286980                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-04-24): XXXXX                                              2026-04-24 12:56:50                                            No                   1                      C                               A                                        MS              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date. Valuation dated XX/XX/XX does not include a property inspection.                                                                                                                                                                                                                                                                  Seller Comment (2026-04-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27035633        36189692                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26614630        36046896                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-03-16 16:17:13  No                   1                                                                                               TN              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22284633        36080892                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-19 14:24:03  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21877908        36058459                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX Financed Fees                                                               XXXXX High-Cost Loan: Fees financed in excess of the greater of five percent      Fees financed in excess of the greater of five percent (5%) or $800.                                                                                                                                                                                                                                                                    Reviewer Comment (2026-04-20): XXXXX                                              2026-04-20 14:34:13                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            (5%) or $800.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21877908        36058460                                         Compliance      Compliance                         State Compliance                          State Late Charge                                                                 (State High Cost Provision) Rhode Island Late Charge                              XXXXX High-Cost Loan: Loan contains an impermissible late charge.                 Loan contains an impermissible late charge.                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-04-20): XXXXX                                              2026-04-20 14:34:13                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             See any available cure under the Rhode Island High-Cost Home Loan threshold                                 Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21877908        36058461                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Rhode Island High-Cost Loan (Points and Fees)                   XXXXX Home Loan Protection Act: Points and Fees on subject loan of 5.68120% is    Points and Fees exceed allowable threshold by $XXX or 1.15675%.                                                                                                                                                                                                                                                                         Reviewer Comment (2026-04-20): XXXXX                                              2026-04-20 14:34:13                                            No                   1                      C                               A                                        RI              Primary      Refinance - Cash-out - Other             Within 30 days of loan closing and prior to the institution of any action under                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       the Act, creditor must notify the borrower, make appropriate restitution and
                                                                                                                                                                                                                                                                                                                                                                                                                            and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        whatever adjustments are necessary at the choice of the borrower to (a) make the
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .68120%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                     Seller Comment (2026-04-16): XXXXX                                                                                                                                                                                                                                                                                                          high cost loan satisfy the requirements; or (b) change the terms of the loan in a manner beneficial to the borrower so that the loan will no longer be considered high cost.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-13): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-07): XXXXX                                                                                                                                                                                                                                                                                                          (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-06): XXXXX                                                                                                                                                                                                                                                                                                        is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-30): XXXXX                                                                                                                                                                                                                                                                                                          error cure; (4) signed letter from borrower indicating their choice to either
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) assuming option 4(a) is selected, a copy of refund
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX                                                                                                                                                                                                                                                                                                        check and proof of mailing (must be in transit with courier); (6) assuming option 4(b) is selected, proof of cure for each of the prohibited practice violations noted. Note, a cure may not be accepted if the seller/lender has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-18): XXXXX                                                                                                                                                                                                                                                                                                          certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            21877908        36058477                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-17 19:15:39  No                   2                      A                               A                                        RI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25137680        36436411                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-13 19:22:11  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25137680        36471903                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $178,088.80. Provide updated policy reflecting                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 11:12:25                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28427232        36176291                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-01 18:10:13  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23297504        36193810                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22245707        36109211                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-24 17:02:34  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22245707        36109215                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-24 17:02:34  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22245707        36109228                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.73713% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.73713%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-24 17:02:34  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.73713%).
[redacted]                        [redacted]        [redacted]      [redacted]            26553783        36199599                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26971930        36299554                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20297250        36200156                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   1                                                                                               LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            22196563        36225213                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-07 20:14:50  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22196563        36271234                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-04-14): XXXXX                                                                                        2026-04-14 14:06:24  No                   1                                                                                               IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 187

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26937445        36266481                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-14 17:54:17  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27744135        36255616                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28229794        36221614                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-04-07 20:14:50  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26249320        36256034                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.61100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .61100%.                                                                                                                                                                                                                                                                                                                                                                                                2026-04-10 16:48:37  No                   2                      B                               B                                        SC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .61100%).
[redacted]                        [redacted]        [redacted]      [redacted]            26249320        36256037                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 16:48:37  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21144941        36300819                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25376157        36280816                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-16 18:17:25  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24111804        36082273                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 6.03600% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or 1.03600%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-19 14:24:03  No                   2                      B                               B                                        FL              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or 1.03600%).
[redacted]                        [redacted]        [redacted]      [redacted]            24111804        36083606                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective  Note Date: ___; Lien Position: ___                                                Appraisal from prior transaction provided. No secondary valuation with effective                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-20): XXXXX                                                                                        2026-03-20 14:50:03  No                   1                                                                                               FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156                                                                                                        date less than 3 months past note date provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22765931        36169421                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-31 18:19:14  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22765931        36169428                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.90800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.90800%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-31 18:19:14  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.90800%).
[redacted]                        [redacted]        [redacted]      [redacted]            20943076        36158716                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-30 19:57:05  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28508257        36147410                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2026-03-27 16:44:46  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          contradictory
[redacted]                        [redacted]        [redacted]      [redacted]            28508257        36147447                                         Credit          Missing Document                   General                                   Missing Document                                                                  Missing Document: Verification of Non-US Citizen Status not provided                                                                                                Verification of Non-US Citizen document is missing.                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-04-08): XXXXX                                              2026-04-08 16:53:11                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28508257        36147463                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.00373% is in  XXXXX Points and Fees exceed allowable threshold by $6.32 or .00373%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-27 16:44:46  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .00373%).
[redacted]                        [redacted]        [redacted]      [redacted]            21871154        36413711                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-11 17:15:04  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25169608        36322142                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure was                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-13): XXXXX                                              2026-05-13 11:24:35                                            No                   1                      C                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.
[redacted]                        [redacted]        [redacted]      [redacted]            25169608        36322143                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $4,002.13. Threshold maximum is $3,660.25.                                                                                                                                                                                                                                                             Reviewer Comment (2026-05-13): XXXXX                                              2026-05-13 11:24:35                                            No                   1                      C                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required, resulting in a false higher threshold calculation.
[redacted]                        [redacted]        [redacted]      [redacted]            25169608        36322144                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-13): XXXXX                                              2026-05-13 11:24:35                                            No                   1                      C                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    maximum of 4% of amount past due and/or grace period of 15 days.
[redacted]                        [redacted]        [redacted]      [redacted]            25169608        36322145                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $4,002.13. Threshold maximum is $3,660.25.                                                                                                                                                                                                                                                             Reviewer Comment (2026-05-13): XXXXX                                              2026-05-13 11:24:35                                            No                   1                      C                               A                                        MT              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.46702% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .46702%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-05-07): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25169608        36322146                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-13): XXXXX                                              2026-05-13 11:24:35                                            No                   1                      C                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status was not located in file.
[redacted]                        [redacted]        [redacted]      [redacted]            25169608        36322147                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.46702% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 0.46702%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-24 16:32:38  No                   2                      B                               B                                        MT              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .46702%).
[redacted]                        [redacted]        [redacted]      [redacted]            25169608        36322150                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29820080        36104538                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2026-03-24 17:02:34  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            25597014        36145887                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-03-27 16:44:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22079482        36201527                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-04-03 19:15:47  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24286922        36285253                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:00:03  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25262035        36254339                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-15): XXXXX                                                                                        2026-04-15 17:23:37  No                   2                      B                               B                                        MS              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-15): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25262035        36254340                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 16:02:33  No                   2                      A                               A                                        MS              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26442798        36221988                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-07 20:14:50  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26442798        36222014                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-15): XXXXX                                                                                        2026-04-15 17:23:37  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            26442798        36222015                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-15): XXXXX                                                                                        2026-04-15 17:29:45  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22753445        36369789                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-04 17:00:57  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23461492        36342079                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-29 19:23:30  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26339165        36263155                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-13 18:19:14  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29570437        36103805                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-24 17:02:34  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26014905        36191944                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22986807        36154795                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-30 21:54:09  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24394880        36205357                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        GA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23740829        36267257                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-14 17:54:17  No                   2                      A                               A                                        NM              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22964600        36221924                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-07 20:14:50  No                   2                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29476683        36362529                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage    XXXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage   Acknowledgement of Receipt of Home Mortgage Loan Information Document not                                                                                                                                                                                                                                                               Reviewer Comment (2026-05-04): XXXXX                                              2026-05-04 16:30:33                                            No                   1                      B                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Loan Information Document Not Retained by Lender)                                 Loan Information Document not retained by lender.                                 retained by lender.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29476683        36362536                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28996475        36189994                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26907161        36256756                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-10 16:44:22  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26093489        36190554                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24533243        36300824                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29791510        36200252                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24119232        36268460                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-14 17:54:17  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29628451        36262062                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.38295% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 0.38295%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-13 18:19:14  No                   2                      B                               B                                        NY              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .38295%).
[redacted]                        [redacted]        [redacted]      [redacted]            29628451        36262085                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-13 18:19:14  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29628451        36262139                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Calculated investor qualifying total debt ratio of 50.30205% exceeds Guideline    Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2026-04-14): XXXXX                                                                                        2026-04-14 14:57:07  Yes                  2                      C                               B                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                total debt ratio of 50.00000%. Lender did not include full PITI reflected on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              first lien mortgage statement for $2,494.27, per final 1003 only $2,367.85 was    Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              included in DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC
[redacted]                        [redacted]        [redacted]      [redacted]            22955216        36254841                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22617315        36145130                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-03-27 16:44:46  No                   1                                                                                               MD              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22214312        36261325                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-13 18:19:14  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26278892        36256100                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20351350        36168152                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-31 18:19:14  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21031943        36117128                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23038376        36122364                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    HOEPA Assignment Notice is not located in file.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-03-31): XXXXX                                              2026-03-31 19:00:38                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                                                                                                                                                                                                                                                                                                                                                                 Seller Comment (2026-03-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23038376        36122365                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total Fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-31): XXXXX                                              2026-03-31 19:00:38                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23038376        36122366                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5,204.70. Threshold maximum is $5,014.89.                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-31): XXXXX                                              2026-03-31 19:00:38                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce fees from Finance Charge as required resulting in false higher threshold calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23038376        36122367                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-31): XXXXX                                              2026-03-31 19:00:38                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23038376        36122368                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $4,224.29. Threshold maximum is $3,525.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-31): XXXXX                                              2026-03-31 19:00:38                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.99190% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .99190%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-03-27): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            23038376        36122369                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-31): XXXXX                                              2026-03-31 19:00:38                                            No                   1                      C                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23038376        36122370                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.99190% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .99190%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-26 17:56:54  No                   2                      B                               B                                        OR              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .99190%).
[redacted]                        [redacted]        [redacted]      [redacted]            24438120        36096014                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-23 17:05:59  No                   2                      A                               A                                        OH              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23548325        36264310                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-14 17:54:17  No                   1                                                                                               OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23548325        36265248                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  The verification appraisal delivered to the borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                              2026-04-14 17:54:17  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            26205829        36254396                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 16:44:22  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24761566        36321095                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Right to receive copy of appraisal was not provided to borrower.                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-29): XXXXX                                                                                        2026-04-29 16:48:16  No                   2                      B                               B                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24761566        36321107                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24761566        36321110                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-24 16:32:38  No                   2                      B                               B                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29826887        36105015                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-27): XXXXX                                              2026-03-27 07:55:00                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29826887        36105020                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $6,206.20. Threshold maximum is $4,139.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-27): XXXXX                                              2026-03-27 07:55:00                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29826887        36105022                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-27): XXXXX                                              2026-03-27 07:55:00                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29826887        36105029                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $6,206.20. Threshold maximum is $4,139.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-27): XXXXX                                              2026-03-27 07:55:00                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.96750% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .96750%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-03-25): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            29826887        36105033                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-27): XXXXX                                              2026-03-27 07:55:00                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29826887        36105034                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.96750% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.96750%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-24 17:02:34  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.96750%).
[redacted]                        [redacted]        [redacted]      [redacted]            29826887        36105038                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-24 17:02:34  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23332065        36114684                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-25 17:31:42  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23332065        36114686                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-25 17:31:42  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23332065        36114716                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.83333% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.83333%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-25 17:31:42  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.83333%).
[redacted]                        [redacted]        [redacted]      [redacted]            26893140        36204259                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.27933% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.27933%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-03 19:15:47  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.27933%).
[redacted]                        [redacted]        [redacted]      [redacted]            26893140        36204262                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-03 19:15:47  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28798360        36264999                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-14 18:33:57  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29478036        36279942                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-16 18:17:25  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29478036        36279947                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-16 18:17:25  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27723177        36105690                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-24 17:02:34  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27723177        36105696                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-24 17:02:34  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22018867        36405218                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-05-08 17:31:00  No                   1                                                                                               OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24394638        36204083                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2026-04-03 19:15:47  No                   1                                                                                               OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            27730371        36321629                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28222322        36154747                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.00000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-30 19:57:05  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            28222322        36154749                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-30 19:57:05  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24236625        36323012                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.22756% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 0.22756%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-24 16:32:38  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .22756%).
[redacted]                        [redacted]        [redacted]      [redacted]            24236625        36323032                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-04-24 16:32:38  No                   1                                                                                               AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139                                                                                                                                          LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            20940487        36281217                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-16 18:17:25  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23273438        36256948                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 16:44:22  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24852495        36322466                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-24 17:10:34  No                   1                                                                                               OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief
[redacted]                        [redacted]        [redacted]      [redacted]            27477005        36322644                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27477005        36322687                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       The file was missing a copy of the Right to Receive a Copy appraisal.                                                                                                                                                                                                                                                                   Reviewer Comment (2026-04-29): XXXXX                                                                                        2026-04-29 16:48:16  No                   2                      B                               B                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            23313689        36255601                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26526479        36255143                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29453310        36362899                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29453310        36362908                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-06): XXXXX                                              2026-05-06 18:07:47                                            No                   1                                                      A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 137                                                                                                                              securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29453310        36386445                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Missing Secondary Valuation required by guidelines. Per guidelines LCA or CU                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-06): XXXXX                                              2026-05-06 18:07:52                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Score <= 2.5 is acceptable. LCA/CU score not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27013936        36128506                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-26 17:56:54  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27013936        36128596                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-26 17:56:54  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23032980        36169548                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-31 20:35:33  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22336346        36155187                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-30 19:57:05  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22336346        36155189                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-30 19:57:05  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22336346        36155198                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.71400% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.71400%.                                                                                                                                                                                                                                                                                                                                                                                               2026-03-30 19:57:05  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.71400%).
[redacted]                        [redacted]        [redacted]      [redacted]            25376203        36301842                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23864751        36353954                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.56850% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 0.56850%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-30 18:27:19  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .56850%).
[redacted]                        [redacted]        [redacted]      [redacted]            23864751        36355193                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-30 18:27:19  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24940266        36254644                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 15:38:38  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22683734        36290287                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:00:03  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23248763        36311810                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-23 16:48:59  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29763100        36286053                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:00:03  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29691663        36156336                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-30 19:57:05  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24908377        36292291                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-20 18:02:08  No                   2                      A                               A                                        ID              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28504203        36282847                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-16 18:17:25  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23438742        36285057                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:16:50  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27060133        36279956                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-16 18:17:25  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28194040        36122508                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-26 17:56:54  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24903235        36153475                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-30 19:57:05  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24903235        36153557                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior    RTC disclosed incorrect transaction and/XX/XX/XX/XX/XX.                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-04-08): XXXXX                                                                   2026-04-08 16:12:18                       No                   2                      C                               B                                        MD              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23603975        36235162                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.26056% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.26056%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-08 18:17:44  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.26056%).
[redacted]                        [redacted]        [redacted]      [redacted]            23603975        36235197                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-08 18:17:44  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28424687        36266211                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-14 17:54:17  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25197207        36361995                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20407795        36322063                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25610085        36313256                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20118588        36166326                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-31 20:35:33  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23226389        36236385                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99400% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99400%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-08 18:17:44  No                   2                      B                               B                                        VA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99400%).
[redacted]                        [redacted]        [redacted]      [redacted]            23226389        36236396                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-08 18:17:44  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28803147        36281244                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-16 18:17:25  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21059721        36268169                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-14 17:54:17  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21059721        36268199                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Note - Senior Lien not provided                                                                                                                   The file was missing a copy of the Senior lien note / Mortgage Statement,                                                                                                                                                                                                                                                               Reviewer Comment (2026-04-30): XXXXX                                              2026-04-30 17:46:45                                            No                   1                      D                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              required to verify the breakdown of PITI.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-20): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-17): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21059721        36380109                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Trailing docs show prior payoff of lien on the subject property in the amount of                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 17:30:19                                            No                   1                                                      A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $1,218,290.05. File is missing source of funds used to payoff this lien.
[redacted]                        [redacted]        [redacted]      [redacted]            28771187        36280674                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-16 18:17:25  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25942224        36299227                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:58:32  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25942224        36299250                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.00715% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 0.00715%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-21 17:58:32  No                   2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .00715%).
[redacted]                        [redacted]        [redacted]      [redacted]            25942224        36302485                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Note - Senior Lien not provided                                                                                                                   File is missing a copy of the first lien mortgage statement required to verify                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-24): XXXXX                                              2026-04-24 15:06:02                                            No                   1                      D                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              the breakdown of PITI.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23983656        36190585                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27083030        36236275                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.03400% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .03400%.                                                                                                                                                                                                                                                                                                                                                                                                2026-04-08 18:17:44  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .03400%).
[redacted]                        [redacted]        [redacted]      [redacted]            27083030        36237996                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-08 18:17:44  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28168502        36147155                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25769788        36190712                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.09800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .09800%.                                                                                                                                                                                                                                                                                                                                                                                                2026-04-02 21:02:44  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .09800%).
[redacted]                        [redacted]        [redacted]      [redacted]            25769788        36190714                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Colorado Covered Loan (Consumer Caution Notice Not   XXXXX Covered Loan: Consumer Caution Notice not provided to borrower.             Consumer Caution Notice not provided to borrower.                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 11:28:27                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25769788        36190715                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Colorado Covered Loan (Points and Fees)                         XXXXX Consumer Equity Protection Act: Points and Fees on subject loan of          Points and Fees on subject loan of 5.09800% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 11:28:27                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other             For application prior to 1/XX/14, no obvious cure.                                                          Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.09800% is in excess of the allowable maximum of 5.00000% of the Total Loan      maximum of 5.00000% of the Total Loan Amount. Points and Fees total $2,345.08 on
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an        a Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       For applications on or after 1/XX/14, same as DF HOEPA cure:
                                                                                                                                                                                                                                                                                                                                                                                                                            allowable total of $XXXXX (an overage of $XXX or .09800%). Non-Compliant High     $45.08 or .09800%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                       Seller Comment (2026-04-03): XXXXX                                                                                                                                                                                                                                                                                                          (1) Signed letter from borrower indicating their choice to either (a) accept
                                                                                                                                                                                                                                                                                                                                                                                                                            Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25769788        36190721                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 11:28:27                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25769788        36190722                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 11:28:27                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25769788        36190723                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 11:28:27                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25769788        36190745                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,345.08. Threshold maximum is $2,300.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 11:28:27                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25769788        36190746                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $2,345.08. Threshold maximum is $2,300.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 11:28:27                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.09800% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .09800%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-04-03): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25769788        36191002                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24587995        36248513                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-14): XXXXX                                              2026-04-14 14:02:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24587995        36248514                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $3,585.34. Threshold maximum is $3,545.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-04-14): XXXXX                                              2026-04-14 14:02:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24587995        36248515                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-14): XXXXX                                              2026-04-14 14:02:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24587995        36248516                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $3,585.34. Threshold maximum is $3,545.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-04-14): XXXXX                                              2026-04-14 14:02:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.05690% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .05690%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-04-10): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            24587995        36248517                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-14): XXXXX                                              2026-04-14 14:02:03                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status if not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24587995        36248518                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.05690% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .05690%.                                                                                                                                                                                                                                                                                                                                                                                                2026-04-09 16:35:00  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .05690%).
[redacted]                        [redacted]        [redacted]      [redacted]            24587995        36248530                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The title report in file disclosed an amount of title insurance coverage that is  Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-09 16:35:00  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      less than the loan amount. Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24587995        36248533                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-09 16:35:00  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27940797        36247745                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-09 16:20:59  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20375101        36265207                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-14 17:54:17  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28147693        36168100                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-31 20:35:33  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28147693        36168810                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-03-31 20:35:33  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25753837        36311823                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          Certificate of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:02:57                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25753837        36311825                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-23 16:48:59  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21234818        36314740                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-23 17:04:41  No                   1                                                                                               GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22088096        36297460                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20170380        36256764                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 16:48:37  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20170380        36256783                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-15): XXXXX                                                                                        2026-04-15 17:23:37  No                   2                      B                               B                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.                                 consumer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-15): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20170380        36256820                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Legal / Regulatory / Compliance                                                   Final Title Policy is missing. No evidence of title in file.                                                                                                        The file is missing a copy of Title Evidence.                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-16): XXXXX                                              2026-04-16 15:43:26                                            No                   1                      C                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            20279202        36301963                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 18:44:14  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26167518        36236409                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-08 18:17:44  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22313430        36304313                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.94000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.94000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-22 19:21:28  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.94000%).
[redacted]                        [redacted]        [redacted]      [redacted]            22313430        36304318                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-22 19:21:28  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20241671        36323601                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Right of Rescission Disclosure was not found in file.                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 16:56:33                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20241671        36323608                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29446409        36321246                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Right of Rescission Disclosure is missing from file.                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-04-30): XXXXX                                              2026-04-30 17:56:52                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29446409        36321259                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25644127        36263760                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-13 18:19:14  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25644127        36263771                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in the file disclosed an amount of title insurance   Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-13 18:19:14  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24327591        36321772                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24327591        36321787                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Calculated investor qualifying total debt ratio of 50.00615% exceeds Guideline    Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2026-04-28): XXXXX                                                                                        2026-04-28 14:32:16  Yes                  2                      C                               B                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                total debt ratio of 50.00000%. Per 1008 Lender used qualifying payment of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $442.29, however calculated qualifying payment is $513.24.                        Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-28): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC                                                                          Reviewer Comment (2026-04-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                by at least 10%.                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The representative FICO score exceeds the guideline minimum by at least 40 points.
[redacted]                        [redacted]        [redacted]      [redacted]            24233599        36295334                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-20 19:01:02  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24233599        36310972                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2026-04-20 19:01:02  No                   1                                                                                               MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186
[redacted]                        [redacted]        [redacted]      [redacted]            27478801        36166506                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-13): XXXXX                                              2026-04-13 19:50:44                                            No                   1                                                      A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27478801        36166541                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.10900% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .10900%.                                                                                                                                                                                                                                                                                                                                                                                                2026-03-31 20:35:33  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .10900%).
[redacted]                        [redacted]        [redacted]      [redacted]            27580733        36275121                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.89700% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .89700%.                                                                                                                                                                                                                                                                                                                                                                                                2026-04-15 13:54:25  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .89700%).
[redacted]                        [redacted]        [redacted]      [redacted]            27580733        36275154                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-15 13:54:25  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24464518        36323355                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-24 16:32:38  No                   1                                                                                               SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24464518        36323357                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-24 16:32:38  No                   2                      B                               B                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20806366        36360687                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28308154        36189826                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21756314        36255642                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-10 16:02:33  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25191426        36321663                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26427157        36299523                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27775516        36300307                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28499465        36230412                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The title report in file did not disclose the amount of title insurance           Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-07 19:08:23  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        coverage. Provide a copy of the final title policy or an addendum to the report
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28499465        36230413                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-07 19:08:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27231781        36189812                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-02 21:02:44  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21836507        36230443                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-07 19:08:23  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24865002        36322035                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24865002        36322045                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Right of Rescission Disclosure was not found in file.                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-04-28): XXXXX                                              2026-04-28 12:52:30                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25196663        36363599                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21938749        36323892                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-24 16:32:38  No                   1                                                                                               GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28502185        36261373                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-13 18:19:14  No                   1                                                                                               NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            20000427        36315049                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-04-28): XXXXX                                              2026-04-28 12:44:59                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20000427        36315055                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25192685        36299002                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25744261        36364761                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22012464        36314128                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21848628        36286730                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:00:03  No                   2                      A                               A                                        NM              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21887715        36323725                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        KY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29252436        36314477                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24477145        36320483                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28901370        36322478                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21979451        36260960                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-13 18:34:17  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29412794        36236431                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.97840% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.97840%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-08 18:17:44  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.97840%).
[redacted]                        [redacted]        [redacted]      [redacted]            29412794        36236453                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-08 18:17:44  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29412794        36236473                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-08 18:17:44  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25812084        36149397                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-03-27 16:44:46  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25812084        36149421                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)   Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser    Required Statement was not provided to purchaser or assignee for loan that was                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 14:44:40                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            or assignee for loan that was sold or assigned. (Note: This notice only applies   sold or assigned. (Note: This notice only applies when selling or assigning a
                                                                                                                                                                                                                                                                                                                                                                                                                            when selling or assigning a HOEPA loan and may not be found in the file for       HOEPA loan and may not be found in the file for loans that have not been
                                                                                                                                                                                                                                                                                                                                                                                                                            loans that have not been previously sold)                                         previously sold)                                                                                                                                                                                                                                                                                                                        Seller Comment (2026-03-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25812084        36149422                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   HOEPA disclosure was not provided to the Borrower                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 14:44:40                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25812084        36149423                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Mortgage loan financed Points and Fees.                                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 14:44:40                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25812084        36149424                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Mortgage loan contains a late charge that exceeds the greater of 4% of the                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 14:44:40                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    amount past due or grace period of less than 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25812084        36149425                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 5.02400% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 14:44:40                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.02400% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     $5,928.32 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .02400%). Non-Compliant   $XXXXX (an overage of $28.32 or .02400%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                 Seller Comment (2026-03-30): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            25812084        36149426                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Borrower did not receive pre-loan counseling.                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 14:44:40                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-03-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25812084        36149428                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.02400% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.02400%%.                                                                                                                                                                                                                                                                                                                                                                                              2026-03-27 16:44:46  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 5.02400%).
[redacted]                        [redacted]        [redacted]      [redacted]            24695901        36311891                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-23 16:48:59  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29209760        36213336                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.93100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.93100%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-06 20:52:47  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.93100%).
[redacted]                        [redacted]        [redacted]      [redacted]            29209760        36213379                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-06 20:52:47  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29209760        36213385                                         Credit          Title                              General                                   Title                                                                             Final Title Policy Coverage is less than Original Loan Amount.                                                                                                      The preliminary title report in file disclosed an amount of title insurance                                                                                                                                                                                                                                                             Reviewer Comment (2026-04-16): XXXXX                                              2026-04-16 18:06:32                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              least the loan amount.                                                                                                                                                                                                                                                                                                                  Seller Comment (2026-04-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21361618        36355431                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Right of Rescission Disclosure is missing from file.                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-05-04): XXXXX                                              2026-05-04 15:12:38                                            No                   1                      C                               A                                        SC              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21361618        36355444                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-30 18:27:19  No                   1                                                                                               SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21877000        36467744                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25659804        36323159                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26788926        36299283                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-21 18:44:14  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                  ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26788926        36299284                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 18:44:14  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22919742        36287523                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No eligible valuation was provided. Sec ID: 179                                                                                                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-04-28): XXXXX                                              2026-04-28 11:02:25                                            No                   1                      D                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22919742        36287531                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:00:03  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26584288        36323280                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 17:24:06  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22029722        36362568                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28609594        36320498                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20377185        36320332                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26390691        36327809                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-27 19:04:04  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26971580        36404662                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-08 17:31:00  No                   2                      A                               A                                        FL              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27997926        36312815                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-23 16:48:59  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27997926        36314432                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Right of Rescission Disclosure was not found in file.                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-04-30): XXXXX                                              2026-04-30 17:03:01                                            No                   1                      C                               A                                        CO              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28319277        36321434                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20228205        36299269                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   2                      A                               A                                        LA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26423280        36238514                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-08 18:17:44  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26423280        36310251                                         Credit          Note                               Document Error                            Note                                                                              Missing evidence of First Payment Date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 20:32:44                                            No                   1                                                      A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-22): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28405694        36314138                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal delivered to borrower was not found in file.                                                                                                                                                                                                                                                                                                                                                                                                 2026-04-24 16:32:38  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            28405694        36314139                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal delivered to borrower was not found in file.                                                                                                                                                                                                                                                                                                                                                                                                 2026-04-24 16:32:38  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            28405694        36314196                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26163681        36236755                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.04700% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.04700%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-08 18:17:44  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.04700%).
[redacted]                        [redacted]        [redacted]      [redacted]            22714459        36479560                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.92100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.92100%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-18 19:48:55  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.92100%).
[redacted]                        [redacted]        [redacted]      [redacted]            22714459        36479570                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26183899        36321403                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24697233        36285403                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:00:03  No                   1                                                                                               GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            26535319        36387095                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-05-01 16:52:30  No                   1                                                                                               KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22962808        36284801                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:30:42  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25038487        36356158                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23139927        36320977                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21030998        36404965                                         Compliance      Compliance                         State Compliance                          State Late Charge                                                                 XXXXX First Lien Late Charge Grace Period Testing                                 XXXXX Late Charge: Note grace period of 10 days is less than the state minimum    Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                 Reviewer Comment (2026-05-12): XXXXX                                                                                        2026-05-12 19:35:26  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            of 15 days.
[redacted]                        [redacted]        [redacted]      [redacted]            21030998        36404969                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2026-05-08 17:31:00  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                     372
[redacted]                        [redacted]        [redacted]      [redacted]            21030998        36404973                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-08 17:31:00  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28490186        36249980                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-09 16:35:00  No                   1                                                                                               FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            28490186        36259547                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            XXXXX account is noted to be paid by the business however 12 months supporting                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-15): XXXXX                                              2026-04-15 05:22:04                                            No                   1                      C                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              documentation is not in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20160595        36213324                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-06 21:30:48  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20160595        36213383                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Maryland Covered Loan (Points and Fees)                         XXXXX Predatory Lending Law: Points and Fees on subject loan of 4.04800% is in    Points and Fees exceed allowable threshold by $XXX or .04800%.                                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-08): XXXXX                                              2026-04-08 20:51:55                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the allowable maximum of 4.00000% of the Total Loan Amount. Points and
                                                                                                                                                                                                                                                                                                                                                                                                                            Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .04800%). Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                         Seller Comment (2026-04-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24550579        36271867                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-04-15 13:54:25  No                   1                                                                                               MI              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            20850547        36406103                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-05-08 17:31:00  No                   1                                                                                               IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26326018        36322166                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24913797        36322863                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 17:10:34  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24913797        36322900                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       The file was missing a copy of the Right to Receive a Copy appraisal.                                                                                                                                                                                                                                                                   Reviewer Comment (2026-04-28): XXXXX                                              2026-04-28 11:03:00                                            No                   1                      B                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24913797        36357892                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided       ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2026-04-28 14:45:35  No                   2                                                      B                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Timely                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[redacted]                        [redacted]        [redacted]      [redacted]            29908211        36406281                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-08 17:31:00  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29908211        36406296                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          Certificate of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 21:56:32                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29908211        36416228                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-12): XXXXX                                                                                        2026-05-12 19:34:03  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            25684919        36452918                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-05-14 17:43:19  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24185974        36322199                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 17:10:34  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24185974        36323656                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-04-24 17:10:34  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            24185974        36323657                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-04-24 17:10:34  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            25191548        36362508                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24015900        36361984                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25606959        36321842                                         Compliance      Compliance                         Federal Compliance                        Missing Disclosure                                                                Notice of Special Flood Hazard Disclosure Not Provided Timely                     FDPA Notification Rule: Creditor did not provide a Notice of Special Flood        Creditor did not provide a Notice of Special Flood Hazard Disclosure within a                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-29): XXXXX                                                                                        2026-04-29 16:51:21  No                   2                      B                               B                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Hazard Disclosure within a reasonable time prior to closing.                      reasonable time prior to closing.
[redacted]                        [redacted]        [redacted]      [redacted]            25606959        36321850                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 17:10:34  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24014803        36279093                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-04-16 18:17:25  No                   1                                                                                               CT              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            29561678        36321341                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27891232        36381740                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-05-05 18:09:03  No                   1                                                                                               AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23712680        36321234                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23712680        36321235                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-24 16:32:38  No                   2                      B                               B                                        NC              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24905637        36321788                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 17:10:34  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21548092        36323845                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23403528        36467672                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23403528        36504633                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-18): XXXXX                                              2026-05-18 16:21:03                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Seller Comment (2026-05-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21359336        36441680                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-13 19:22:11  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21192033        36399929                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.44520% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.44520%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-07 17:39:48  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.44520%).
[redacted]                        [redacted]        [redacted]      [redacted]            21192033        36399931                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 Colorado Home Loan (Ability to Repay not Verified)                                XXXXX Home Loan (HB1322): Borrower's ability to repay not verified with reliable  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                   Reviewer Comment (2026-05-12): XXXXX                                                                                        2026-05-12 19:34:16  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            documentation.
[redacted]                        [redacted]        [redacted]      [redacted]            21903711        36429002                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-12 20:46:54  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26778799        36323063                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20171093        36324289                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 17:10:34  No                   2                      A                               A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20171093        36324296                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-05-13): XXXXX                                              2026-05-13 16:37:04                                            No                   1                      C                               A                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-05-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27804037        36534035                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-21 17:54:40  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20353975        36354106                                         Compliance      Compliance                         State Compliance                          Misc. State Level                                                                 Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)    XXXXX Consumer Sales Practices Act: Borrower not provided Right Not To Close      Borrower was not provided Right Not To Close Disclosure.                                                                                                                                                                                                                                                                                Reviewer Comment (2026-05-05): XXXXX                                              2026-05-05 17:18:39                                            No                   1                      B                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Disclosure.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20353975        36354107                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Notice of Right to Cancel Missing                                                 Truth in Lending Act: Notice of Right to Cancel was not provided.                 Right of Rescission Disclosure is missing from file.                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-05-05): XXXXX                                              2026-05-05 17:18:39                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20353975        36354110                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-30 18:27:19  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22740889        36357955                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 19:58:11  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29710898        36322961                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            28353079        36355714                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 19:58:11  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20717953        36416582                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.38968% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .38968%.                                                                                                                                                                                                                                                                                                                                                                                                2026-05-11 17:15:04  No                   2                      B                               B                                        NV              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .38968%).
[redacted]                        [redacted]        [redacted]      [redacted]            20717953        36416624                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-11 17:15:04  No                   1                                                                                               NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            22909898        36299165                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 17:06:33  No                   1                                                                                               GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 139
[redacted]                        [redacted]        [redacted]      [redacted]            22909898        36299596                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in the file disclosed an amount of title insurance   Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-21 17:06:33  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24655477        36391084                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-05-06 17:42:23  No                   1                                                                                               MO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            22107916        36412895                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-11 17:15:04  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26243945        36362329                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 19:58:11  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29572189        36355687                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 19:58:11  No                   2                      A                               A                                        WI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            20583722        36464185                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20583722        36504926                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Missing Document: Note - Senior Lien not provided                                                                                                                   Missing mortgage statement for first lien and unable to verify P&I.                                                                                                                                                                                                                                                                     Reviewer Comment (2026-05-18): XXXXX                                              2026-05-18 14:50:15                                            No                   1                      D                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20351996        36360426                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 19:58:11  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27341083        36370381                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-04 17:00:57  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24425099        36355625                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 20:09:24  No                   2                      A                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            24425099        36355630                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Hazard Insurance Master Policy missing from file.                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-05-06): XXXXX                                              2026-05-06 11:12:46                                            No                   1                      C                               A                                        NV              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21022912        36415170                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-12 20:46:54  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                   371
[redacted]                        [redacted]        [redacted]      [redacted]            21022912        36415192                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.81008% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 0.81008%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-12 20:46:54  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .81008%).
[redacted]                        [redacted]        [redacted]      [redacted]            20199351        36361830                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 19:58:11  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25583019        36322126                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-04-24 17:10:34  No                   2                      B                               B                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            25583019        36322127                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification appraisal was delivered to borrower was not provided.                                                                                                                                                                                                                                                                                                                                                                                                  2026-04-24 17:10:34  No                   2                      B                               B                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            25583019        36322137                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 17:10:34  No                   2                      A                               A                                        IA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21701120        36327423                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.15958% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .15958%.                                                                                                                                                                                                                                                                                                                                                                                                2026-04-27 19:04:04  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .15958%).
[redacted]                        [redacted]        [redacted]      [redacted]            21701120        36327447                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-27 19:04:04  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28245297        36391864                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-06 19:09:28  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28245297        36391872                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-06 19:09:28  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21296735        36327496                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.99800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.99800%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-27 19:27:23  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.99800%).
[redacted]                        [redacted]        [redacted]      [redacted]            21296735        36327499                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-27 19:27:23  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21296735        36327506                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-27 19:27:23  No                   2                      B                               B                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25987454        36267833                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 6.50000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.50000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-14 17:54:17  No                   2                      B                               B                                        GA              Second Home  Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.50000%).
[redacted]                        [redacted]        [redacted]      [redacted]            25987454        36267849                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-14 17:54:17  No                   2                      A                               A                                        GA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25811361        36323050                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        UT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25638497        36293620                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.50159% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.50159%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-20 18:02:08  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.50159%).
[redacted]                        [redacted]        [redacted]      [redacted]            25638497        36293634                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2026-04-20 18:02:08  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            29400860        36424766                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-12 20:46:54  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20365207        36363146                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25976812        36364621                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $205,200.00. Provide updated policy reflecting                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-07): XXXXX                                              2026-05-07 11:01:15                                            No                   1                      C                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25976812        36364627                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 17:12:42  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22396654        36346092                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-29 19:23:30  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22396654        36346459                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          Certificate of Compliance or Exemption not attached to mortgage for recording.                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 16:57:44                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27048038        36364976                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 17:12:42  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27048038        36364985                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-01 17:12:42  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23499922        36362181                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29440689        36362287                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 17:12:42  No                   2                      A                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26180561        36355455                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                  2026-05-01 16:52:30  No                   1                                                                                               OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            22938351        36369771                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-04 17:00:57  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22938351        36369776                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA disaster area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-05-13): XXXXX                                              2026-05-13 15:32:50                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-05-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22938351        36369793                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              HELOC Fees Used For Testing                                                       Unable to determine if the HELOC Agreement specifically identifies fees under     Unable to determine if the HELOC Agreement specifically identifies fees under a                                                                                                                                                                                                                                                         Reviewer Comment (2026-05-11): XXXXX                                              2026-05-11 18:35:02                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            either a finance charge vs other charge category due to missing information.      finance charge versus other charge category due to missing information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22938351        36372598                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   HELOC Agreement is missing page 5 with an itemized list of fees.                                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-11): XXXXX                                              2026-05-11 18:35:23                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27084180        36351615                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-29 19:23:30  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27084180        36351825                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                       The file is missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-08): XXXXX                                              2026-05-08 16:54:09                                            No                   1                                                      A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136                                                                                                                                                             securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            27084180        36351874                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Credit                                                                            Guideline Requirement: Maximum Line Limit discrepancy.                            Note Line Limit of ___ is greater than Guideline Maximum Line Limit of ___.       Note Line Limit of $XXXXX is greater than Guideline Maximum Line Limit of         Borrower has been employed in the same industry for more than 5 years.                                                                                              SitusAMC                                                                          Reviewer Comment (2026-05-08): XXXXX                                                                                        2026-05-08 16:36:49  Yes                  2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $350,000.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-06): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC                                                                          Reviewer Comment (2026-05-01): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27084180        36351875                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               The verification of employment is required and was not found in file.             -                                                                                 This file was missing a copy of VVOE. Per guidelines, Verbal Verification of                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 10:57:47                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Employment VVOE completed within 10 days of closing must be provided.
[redacted]                        [redacted]        [redacted]      [redacted]            27084180        36351876                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Verification(s) of employment is not within 10 business days of the Note.         -                                                                                 This file was missing a copy of VVOE. Per guidelines, Verbal Verification of                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 10:57:47                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Employment VVOE completed within 10 days of closing must be provided.
[redacted]                        [redacted]        [redacted]      [redacted]            27084180        36431883                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-05-08 16:53:41  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25228444        36324877                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.23050% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.23050%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-24 16:32:38  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.23050%).
[redacted]                        [redacted]        [redacted]      [redacted]            25228444        36324882                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-24 16:32:38  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            25228444        36324887                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29268123        36381469                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-05 18:09:03  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29268123        36381476                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-05 18:09:03  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29708693        36305887                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.97500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.97500%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-22 19:21:28  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.97500%).
[redacted]                        [redacted]        [redacted]      [redacted]            29708693        36305893                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-22 19:21:28  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25951817        36297837                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99100% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.99100%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-21 18:44:14  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.99100%).
[redacted]                        [redacted]        [redacted]      [redacted]            25951817        36297850                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-21 18:44:14  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21996180        36364760                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28799638        36391022                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.27200% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .27200%.                                                                                                                                                                                                                                                                                                                                                                                                2026-05-06 19:09:28  No                   2                      B                               B                                        OR              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .27200%).
[redacted]                        [redacted]        [redacted]      [redacted]            28799638        36391035                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-06 19:09:28  No                   1                                                                                               OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            22085391        36521490                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-20 19:17:53  No                   2                      B                               B                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22085391        36521495                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-20 19:17:53  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21574015        36415563                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        The property is located in FEMA Disaster Area. Provide a post-disaster                                                                                                                                                                                                                                                                  Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 15:54:43                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX, declared end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date.                                                                                                                                                                                                                                                                                                                                   Seller Comment (2026-05-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21574015        36415588                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-11 17:15:04  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25524856        36362547                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29125040        36364735                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-01 17:12:42  No                   2                      B                               B                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29125040        36364742                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 17:12:42  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22464999        36357356                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            22464999        36360688                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                        Property is located in a FEMA Disaster area and has not been inspected. Disaster                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-06): XXXXX                                              2026-05-06 15:45:24                                            No                   1                      C                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.                                                                                                                                                     Name: SEVERE WINTER STORM. Disaster Declaration Date: XX/XX/XX. Disaster End
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Date: XX/XX/XX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24021912        36329087                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-27 19:04:04  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24021912        36329110                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.32893% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.32893%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-27 19:04:04  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.32893%).
[redacted]                        [redacted]        [redacted]      [redacted]            28981232        36305199                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.78400% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.78400%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-22 18:56:27  No                   2                      B                               B                                        SC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.78400%).
[redacted]                        [redacted]        [redacted]      [redacted]            28981232        36305205                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-22 18:56:27  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29174293        36362507                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 17:12:42  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29174293        36362530                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $21,116.00. Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-06): XXXXX                                              2026-05-06 15:37:07                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324350                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324351                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $2,359.20. Threshold maximum is $2,000.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required, resulting in a false higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324352                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Mortgage loan contains a late charge that exceeds the greater of 4% of the                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    amount past due or a grace period of less than 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324353                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Total fees financed by lender is $2,359.20. Threshold maximum is $2,000.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.89800% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or .89800%). Non-Compliant                                                                                                                                                                                                                                                                                                                                           Seller Comment (2026-04-27): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324354                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status is not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324355                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 5.89800% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 0.89800%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-24 16:32:38  No                   2                      B                               B                                        ME              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .89800%).
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324357                                         Compliance      Compliance                         State Compliance                          State HPML                                                                        XXXXX Dodd Frank HPML Threshold XXXXX Test Compliant                              XXXXX Higher-Priced Mortgage Loan: APR on subject loan of XX.XX% or Final         APR on subject loan of XX.XX% or Final Disclosure APR of XX.XX% is equal to or                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR        greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%. The subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                            XX.XX% + XX.XX%, or XX.XX%, or subject loan is a high-cost mortgage loan,         is a high-cost mortgage loan, contains negative amortization, or has an
                                                                                                                                                                                                                                                                                                                                                                                                                            contains negative amortization, or has an interest-only feature. Compliant        interest-only feature. Compliant Higher Priced Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                            Higher Priced Loan.
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324358                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) Maine High-Cost (Impermissible Financing of Points    XXXXX High-Cost Loan: Impermissible financing of points and fees on high-cost     Impermissible financing of points and fees on a high-cost mortgage loan.                                                                                                                                                                                                                                                                Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other             See any available cure under the Maine High Rate, High Fee Mortgage Loan                                    Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          and Fees)                                                                         mortgage loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        threshold exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324359                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Maine High-Cost Loan (HOEPA Threshold Tests)                    XXXXX (Regulation Z-3 XXXXX): Mortgage loan is HOEPA high-cost due to failing     Mortgage loan is HOEPA high-cost due to failing applicable APR, Points & Fees,                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                          applicable APR, Points & Fees and/or Prepayment Penalty threshold tests.          and/or Prepayment Penalty threshold tests.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324360                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX HRHF XXXXX Points and Fees Threshold Testing                                XXXXX Truth in Lending Act: Points and Fees on subject loan of 5.89800% is in     Points and Fees on the subject loan of 5.89800% is in excess of the allowable                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and  maximum of 5.00000% of the Total Loan Amount. Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of        Total Loan Amount of $XXX versus an allowable total of $XXXXX (an overage of
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .89800%). Non-Compliant High Cost Loan.             $XXX or 0.89800%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                        Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324361                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX HRHF Counseling Test                                                        XXXXX High Rate, High Fee Loan: No evidence borrower received home-ownership      No evidence the borrower received home-ownership counseling.                                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other             See any available cure under the Maine High Rate, High Fee Mortgage Loan                                    Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            counseling.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           threshold exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324362                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX HRHF Federal Points and Fees Threshold Test XXXXX                           XXXXX Truth in Lending Act: Points and Fees on subject loan of 5.89800% is in     Points and Fees on the subject loan of 5.89800% is in excess of the allowable                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount.     maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $XXX on
                                                                                                                                                                                                                                                                                                                                                                                                                            Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX vs. an           a Federal Total Loan Amount of $XXX versus an allowable total of $XXXXX (an
                                                                                                                                                                                                                                                                                                                                                                                                                            allowable total of $XXXXX (an overage of $XXX or .89800%). Non-Compliant High     overage of $XXX or 0.89800%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                             Seller Comment (2026-04-27): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                            Cost Loan.
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324363                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  State Defect                                                                      XXXXX HRHF HOEPA Compliance Test                                                  XXXXX (Regulation Z-3 XXXXX): HOEPA loan not compliant. Refer to HOEPA failure    HOEPA loan is not compliant. Refer to HOEPA failure stipulations for specific                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-29): XXXXX                                              2026-04-29 08:12:44                                            No                   1                      C                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            stipulations for specific details.                                                details.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21372070        36324369                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in the file disclosed an amount of title insurance   Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-24 16:32:38  No                   2                      B                               B                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24314277        36322939                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22453682        36323199                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-24 16:32:38  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28971434        36325084                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-24 16:32:38  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26444803        36423476                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.72500% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.72500%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-12 20:46:54  No                   2                      B                               B                                        NC              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.72500%).
[redacted]                        [redacted]        [redacted]      [redacted]            26444803        36423478                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) North Carolina High-Cost Loan (Counseling             XXXXX High-Cost Loan: No evidence borrower received home-ownership counseling by  No evidence borrower received home-ownership counseling by an approved XXXXX.                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 22:55:58                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             See any available cure under the North Carolina High Cost Loan threshold                                    Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                      an approved XXXXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exception.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26444803        36423479                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) North Carolina High-Cost Loan (Points and Fees)                 XXXXX Anti-Predatory Lending Law: Points and Fees on subject loan of 5.32236% is  Points and Fees on subject loan of 5.32236% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 22:55:58                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other             Within 30 days of loan closing and prior to receiving notice from the borrower                              Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points   maximum of 5.00000% of the Total Loan Amount. Points and Fees total $XXX on a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide:
                                                                                                                                                                                                                                                                                                                                                                                                                            and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of    Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (1) Lender Attestation of no notice from the borrower of the failure; (2) Signed
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXXXX (an overage of $XXX or .32236%). Non-Compliant High Cost Loan.             or .32236%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                              Seller Comment (2026-05-13): XXXXX                                                                                                                                                                                                                                                                                                          letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (3) Assuming option (a) is selected, a copy of refund check and proof of mailing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (must be in transit with courier); (4) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (5) If option 4(a) is selected, copy of refund check and proof of mailing (must be in transit with courier); (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            26444803        36423515                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided, with no CU or LCA.                                                                                                                                                                                                                                                                                                                                                                                                                No                   1                                                                                               NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136
[redacted]                        [redacted]        [redacted]      [redacted]            26444803        36423526                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-12 20:46:54  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22410627        36333855                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-28 14:15:11  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22410627        36333877                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-28 14:15:11  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23487723        36343972                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-29 19:23:30  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23487723        36344218                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-29 19:23:30  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23487723        36344433                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 51.06637% exceeds Guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 16:09:28                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000% due to taxes calculated at approval $638.06 monthly, $7,656.72 per year.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29016912        36443312                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-13 19:48:42  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29016912        36443808                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 22:02:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29016912        36443809                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Total fees financed by lender is $5,280.40. Threshold maximum is $4,000.00.                                                                                                                                                                                                                                                             Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 22:02:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7 fees from Finance Charge as required, resulting in a falsely higher threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              calculation.                                                                                                                                                                                                                                                                                                                            Seller Comment (2026-05-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29016912        36443810                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 22:02:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    maximum of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29016912        36443811                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of     Points and Fees on subject loan of 6.60050% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 22:02:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            6.60050% is in excess of the allowable maximum of 5.00000% of the Federal Total   maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX     $5,280.40 on a Federal Total Loan Amount of $80,000.00 versus an allowable total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or 1.60050%). Non-Compliant  of $XXXXX (an overage of $1,280.40 or 1.60050%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                          Seller Comment (2026-05-14): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            29016912        36443812                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 22:02:43                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status was not located in the file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29016912        36443813                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 6.60050% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.60050%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-13 19:48:42  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.60050%).
[redacted]                        [redacted]        [redacted]      [redacted]            26301565        36458721                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Mismatch of data related to Occupancy.                                            -                                                                                 Subject is refinance of Investment. Final and initial 1003 declaration section                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-19): XXXXX                                              2026-05-19 23:56:26                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              5a-A reflects the borrower intends to occupy the property as their primary residence.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26301565        36464472                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26301565        36504830                                         Credit          Loan Package Documentation         Loan File                                 Missing Document                                                                  Missing Document: Hazard Insurance Policy not provided                                                                                                              Lender to provide master policy.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-18): XXXXX                                              2026-05-18 17:03:48                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26301565        36540981                                         Compliance      Compliance                         Federal Compliance                        Missing Required Data (other than HUD-1 or Note)                                  Disparity in Occupancy - Not High Cost and Not Higher Priced                      The mortgage loan file contains documenting evidence the consumer intends to      The mortgage loan file contains documenting evidence the consumer intends to                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-27): XXXXX                                                                                        2026-05-27 17:58:04  No                   2                                                      B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            occupy the subject property as their primary residence. (Compliance testing       occupy the subject property as their primary residence. (Compliance testing
                                                                                                                                                                                                                                                                                                                                                                                                                            performed based on the Occupancy Type of Investment).                             performed based on the Occupancy Type of Investment).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26049845        36392341                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement)       XXXXX High-Cost Loan: No evidence that borrower received counseling on the        No evidence that borrower received counseling on the advisability of the loan                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-07): XXXXX                                              2026-05-07 23:33:35                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other             See any available cure under the Georgia High Cost Loan threshold exception.                                Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            advisability of the loan transaction.                                             transaction.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26049845        36392342                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) Georgia High-Cost Loan (Fair Lending Notice Not on   XXXXX High-Cost Loan: Required GFLA Notice is not displayed on all documents      Required GFLA Notice is not displayed on all documents that create a debt or                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-07): XXXXX                                              2026-05-07 23:33:35                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other             See any available cure under the Georgia High Cost Loan threshold exception.                                Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Note and/or Security Instrument)                                                  that create a debt or pledge property as collateral.                              pledge property as collateral.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26049845        36392343                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) Georgia High-Cost Loan (Points and Fees)                        XXXXX Fair Lending Act: Points and Fees on subject loan of 6.39863% is in excess  Points and Fees on subject loan of 6.39863% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-05-07): XXXXX                                              2026-05-07 23:33:35                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other             Within 90 days of loan closing and prior to receiving notice from the borrower:                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees    maximum of 5.00000% of the Total Loan Amount. Points and Fees total $XXX on a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (a) offer restitution and make appropriate adjustments; or (b) to correct total $XXX on a Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an  Total Loan Amount of $XXX versus an allowable total of $XXXXX (an overage of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        failure related to financing of insurance, make appropriate restitution by
                                                                                                                                                                                                                                                                                                                                                                                                                            overage of $XXX or 1.39863%). Non-Compliant High-Cost Loans.                      $XXX or 1.39863%). Non-Compliant High-Cost Loans.                                                                                                                                                                                                                                                                                       Seller Comment (2026-05-07): XXXXX                                                                                                                                                                                                                                                                                                          returning premiums paid plus interest charged on the premiums upon receipt of the notice of compliance failure.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  90 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            26049845        36392392                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-06 19:11:36  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21482678        36361602                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 19:58:11  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21482678        36361637                                         Credit          Missing Document                   General                                   Missing Document                                                                  Missing Document: Verification of Non-US Citizen Status not provided                                                                                                Verification of Non-US Citizen was not found in file.                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-05-22): XXXXX                                              2026-05-22 09:59:07                                            No                   1                      C                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-22): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-21): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-21): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27550503        36363933                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-05-01 20:09:24  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27550503        36363957                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $224,704.80 Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-20): XXXXX                                              2026-05-20 11:25:57                                            No                   1                      C                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-19): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20721220        36465291                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20060004        36412758                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-11 17:15:04  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21392986        36462434                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25673269        36418368                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-12 20:46:54  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29940001        36361563                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 19:58:11  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29940001        36362580                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated investor qualifying total debt ratio of 62.46190% exceeds guideline                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-06): XXXXX                                              2026-05-06 16:33:16                                            No                   1                      C                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              total debt ratio of 50.00000%. Liabilities listed on Final 1003 and Disbursement document are not listed on the HELOC agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27810467        36412715                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-11 17:15:04  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25333758        36350347                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-29 19:23:30  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23841196        36285829                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.85475% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.85475%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-17 18:00:03  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.85475%).
[redacted]                        [redacted]        [redacted]      [redacted]            23841196        36285832                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-17 18:00:03  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26265838        36520917                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-20 19:17:53  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26265838        36520930                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.39724% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.39724%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-20 19:17:53  No                   2                      B                               B                                        WA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.39724%).
[redacted]                        [redacted]        [redacted]      [redacted]            22325586        36479331                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21649720        36407660                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.34503% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.34503%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-08 21:29:55  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.34503%).
[redacted]                        [redacted]        [redacted]      [redacted]            21649720        36407666                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-08 21:29:55  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25730676        36467655                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        NM              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25730676        36467717                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   The file is missing a copy of Security Instrument - Subject Lien.                                                                                                                                                                                                                                                                       Reviewer Comment (2026-05-18): XXXXX                                              2026-05-18 13:43:37                                            No                   1                      D                               A                                        NM              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28237198        36469046                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27325222        36405189                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-08 21:29:55  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21508611        36544934                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                            No                   1                                                                                               GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 187                                                                                                                                     LCA provides relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21508611        36545563                                         Credit          Loan Package Documentation         Application / Processing                  Missing Document                                                                  Missing Document: Other not provided                                                                                                                                Trust Agreement not found at time of review.                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-27): XXXXX                                              2026-05-27 03:44:51                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
[redacted]                        [redacted]        [redacted]      [redacted]            24968229        36416481                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-12 20:46:54  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26819909        36364333                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23222630        36327527                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.79478% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.79478%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-27 19:04:04  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.79478%).
[redacted]                        [redacted]        [redacted]      [redacted]            23222630        36327531                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-27 19:04:04  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22805546        36468388                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.88306% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.88306%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-15 19:25:13  No                   2                      B                               B                                        PA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.88306%).
[redacted]                        [redacted]        [redacted]      [redacted]            22805546        36468397                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20148699        36461478                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26943634        36517712                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Exception opened at client request to allow seller to upload additional docs.                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-28): XXXXX                                              2026-05-28 11:11:37                                            No                   1                                                      A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25788921        36437090                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-05-13 19:22:11  No                   1                                                                                               NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25788921        36437105                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not      -                                                                                 Appraisal was made "subject to", and 442 is not in images.                                                                                                                                                                                                                                                                              Reviewer Comment (2026-05-18): XXXXX                                              2026-05-18 14:28:53                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25788921        36437114                                         Credit          Credit                             Miscellaneous                             Credit                                                                            Kroll Second Lien Property Exception - Primary Valuation with defect                                                                                                Appraisal was made "subject to", and 442 is not in images.                                                                                                                                                                                                                                                                              Reviewer Comment (2026-05-18): XXXXX                                              2026-05-18 14:29:33                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21880293        36363963                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 16:52:30  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            27999761        36451850                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-14 17:43:19  No                   2                      A                               A                                        KS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29513353        36553662                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-26 18:29:15  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21469805        36353065                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Acknowledged, verified, and updated as per the document.                                                                                                                                                                                                                                                                                                                                                                                                            2026-04-30 18:27:19  No                   2                      A                               A                                        WY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20961071        36401693                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-07 18:03:33  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28090075        36399619                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-07 17:39:48  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22656829        36439693                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-13 19:22:11  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25123044        36437444                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-21): XXXXX                                                                                        2026-05-21 10:29:59  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-14): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-14): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25123044        36441416                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-13 19:22:11  No                   2                      A                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27395432        36463596                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        ID              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23770352        36394252                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-06 17:42:23  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21158527        36463219                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25262537        36412993                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-11 17:15:04  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25083643        36468698                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.97060% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.97060%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-15 19:25:13  No                   2                      B                               B                                        GA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.97060%).
[redacted]                        [redacted]        [redacted]      [redacted]            25083643        36468700                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Testing inconclusive. The rescission period starts when the latest of three                                                                                                                                                                                                                                                             Reviewer Comment (2026-05-21): XXXXX                                              2026-05-21 14:47:20                                            No                   1                      C                               A                                        GA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        things occurs: (1) RTC signed; (2) consummation OR (3) borrower receipt of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              accurate material disclosures. File contains two CDs dated same date of Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              CD. Lender to provide written clarification of which CD is Final CD, and if the                                                                                                                                                                                                                                                         Seller Comment (2026-05-18): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              second CD is an interim CD or a Post Close CD.
[redacted]                        [redacted]        [redacted]      [redacted]            25083643        36468720                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23947761        36335295                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.81140% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.81140%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-28 14:01:21  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.81140%).
[redacted]                        [redacted]        [redacted]      [redacted]            23947761        36335307                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-28 14:01:21  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26209937        36335539                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-28 14:15:11  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26209937        36335544                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-28 14:15:11  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24242052        36355373                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-04-30 18:27:19  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24242052        36355411                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 The file was missing a copy of the note / Mortgage Statement, required to verify                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-04): XXXXX                                              2026-05-04 06:09:44                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              the breakdown of PITI.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24242052        36355417                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 The file was missing a copy of the Tax certificate and Insurance document,                                                                                                                                                                                                                                                              Reviewer Comment (2026-05-04): XXXXX                                              2026-05-04 09:50:20                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              required to verify the breakdown of Taxes and Insurance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24242052        36356173                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Loan originated as Primary residence, yet URLA declarations indicates borrower                                                                                      Section A declarations indicate will not occupy as primary residence, provide                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-08): XXXXX                                              2026-05-08 13:40:44                                            No                   1                      C                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          will not occupy.                                                                                                                                                    corrected final 1003.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-08): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21337647        36468761                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29788616        36468442                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28344274        36421909                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-12 20:46:54  No                   2                      A                               A                                        ME              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22494307        36475861                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25547279        36461524                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23510378        36436685                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-13 19:22:11  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23635988        36463644                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27887965        36364687                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-01 20:09:24  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27887965        36364697                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-01 20:09:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20621048        36478435                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20022206        36474863                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        MT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23614959        36463853                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification primary valuation was not provided to borrower at least 3 business                                                                                                                                                                                                                                                                                                                                                                                     2026-05-15 19:25:13  No                   2                      B                               B                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             days prior to the note date.
[redacted]                        [redacted]        [redacted]      [redacted]            23614959        36463854                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each  Verification secondary appraisal product was delivered to borrower at least 3                                                                                                                                                                                                                                                                                                                                                                                       2026-05-15 19:25:13  No                   2                      B                               B                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.             business days prior to the note date was not in file
[redacted]                        [redacted]        [redacted]      [redacted]            23614959        36463890                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21455995        36413350                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-11 21:18:48  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26488050        36477777                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            29488693        36504874                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to          ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide a copy of each                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2026-05-15 19:25:13  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Consummation                                                                      valuation to applicant three (3) business days prior to consummation.
[redacted]                        [redacted]        [redacted]      [redacted]            29488693        36504915                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            25477741        36479171                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                              371
[redacted]                        [redacted]        [redacted]      [redacted]            20976979        36395483                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-06 17:42:23  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20976979        36395494                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              Preliminary title document does not state the coverage amount.                    Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-06 17:42:23  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.
[redacted]                        [redacted]        [redacted]      [redacted]            20976979        36395501                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.86231% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.86231%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-06 17:42:23  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.86231%).
[redacted]                        [redacted]        [redacted]      [redacted]            24226246        36424392                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-12 20:46:54  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24226246        36424431                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $65,420.00. Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-14): XXXXX                                              2026-05-14 08:54:01                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29383385        36476274                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        OK              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            23165013        36479522                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-05-18 19:48:55  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29225233        36438735                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in the file disclosed an amount of title insurance   Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-13 19:22:11  No                   2                      B                               B                                        MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            29225233        36438740                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. CU and LCA results are     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. CU and LCA results are                                                                                                                                                                                                                                                                                                                                                                                       2026-05-13 19:22:11  No                   1                                                                                               MS              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          contradictory. Sec ID: 190                                                                                                                                          contradictory.
[redacted]                        [redacted]        [redacted]      [redacted]            20438283        36521278                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $13,774.40. Provide updated policy reflecting                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-27): XXXXX                                              2026-05-27 15:50:36                                            No                   1                      C                               A                                        WY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21676813        36480248                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20539638        37027501                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-07-20 15:32:25  No                   1                                                                                               NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            21203938        36476765                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            21203938        36477167                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  The verification primary valuation product was delivered to the borrower was not                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and           provided.
                                                                                                                                                                                                                                                                                                                                                                                                                            appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            21203938        36477184                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In     ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy  The verification secondary valuation product delivered to the borrower was not                                                                                                                                                                                                                                                                                                                                                                                      2026-05-18 19:48:55  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          File)                                                                             of the appraisal at least three (3) business days prior to closing, and           provided.
                                                                                                                                                                                                                                                                                                                                                                                                                            appraisal was not provided at or before closing.
[redacted]                        [redacted]        [redacted]      [redacted]            21203938        36477185                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       The file was missing a copy of the Right to Receive a Copy appraisal.                                                                                                                                                                                                                                                                   Reviewer Comment (2026-05-21): XXXXX                                                                                        2026-05-21 10:34:16  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.
[redacted]                        [redacted]        [redacted]      [redacted]            23153976        36521498                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-20 19:17:53  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25324139        36407120                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-08 17:31:00  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22043505        36479243                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99840% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99840%.cover                                                                                                                                                                                                                                                                                                                                                                                          2026-05-18 21:44:20  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99840%).
[redacted]                        [redacted]        [redacted]      [redacted]            22043505        36479278                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The preliminary title report in file disclosed an amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-18 21:44:20  No                   2                      B                               B                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            22043505        36479285                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 21:44:20  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29756629        36521339                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-20 19:17:53  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20039816        36478915                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21577473        36353821                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.38518% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.38518%.                                                                                                                                                                                                                                                                                                                                                                                               2026-04-30 18:27:19  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.38518%).
[redacted]                        [redacted]        [redacted]      [redacted]            21577473        36353831                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                          The Title Policy Amount of ___ is less than the note amount of ___ based on the   The title report in file disclosed an amount of title insurance coverage that is  Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-04-30 18:27:19  No                   2                      B                               B                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            ___ in file.                                                                      less than the loan amount. Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21577473        36353835                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-04-30 18:27:19  No                   1                                                                                               CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            26445761        36523098                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.26103% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .26103%.                                                                                                                                                                                                                                                                                                                                                                                                2026-05-20 19:17:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .26103%).
[redacted]                        [redacted]        [redacted]      [redacted]            26445761        36523115                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-20 19:17:53  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26445761        36523120                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-20 19:17:53  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22159875        36535324                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-21 17:54:40  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25064250        36382442                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.00000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 5.33333%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-05 18:09:03  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.00000%).
[redacted]                        [redacted]        [redacted]      [redacted]            25064250        36382455                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-05 18:09:03  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20062038        36398805                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-07 21:05:29  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26696017        36391024                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-05-06 17:42:23  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     LCA provide relief.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22426808        36536753                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-21 17:54:40  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24863548        36479723                                         Compliance      Compliance                         State Compliance                          Compliance                                                                        90 Day RNY has been discontinued effective XX/XX/XX. Most recent available index                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-21): XXXXX                                                                                        2026-05-21 10:29:59  No                   2                      B                               B                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          value used for bona fide discount point testing.
[redacted]                        [redacted]        [redacted]      [redacted]            24863548        36480301                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 19:48:55  No                   2                      A                               A                                        AR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27896254        36537616                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-21 17:54:40  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            25899038        36463139                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        VA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23501355        36478348                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 21:44:20  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26618299        36550977                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-26 18:29:15  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22323791        36524423                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                The file was missing a copy of the secondary valuation required for                                                                                                                                                                                                                                                                                                                                                                                                 2026-05-20 19:17:53  No                   1                                                                                               NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     securitization purposes.
[redacted]                        [redacted]        [redacted]      [redacted]            21147095        36542886                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-05-22 18:43:36  No                   1                                                                                               IL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 186                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            21147095        36542954                                         Compliance      Compliance                         Federal Compliance                        ECOA                                                                              ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing            ECOA Valuations Rule (Dodd-Frank XXXXX): Creditor did not provide "Right to       The file was missing a copy of the Right to Receive a Copy appraisal.                                                                                                                                                                                                                                                                   Seller Comment (2026-05-27): XXXXX                                                                                          2026-05-27 17:58:33  No                   2                      B                               B                                        IL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Receive a Copy" appraisal disclosure to consumer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20188245        36550458                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                       2026-05-26 18:29:15  No                   1                                                                                               TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            25525201        36423299                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.36854% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or .36854%.                                                                                                                                                                                                                                                                                                                                                                                                2026-05-12 20:46:54  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or .36854%).
[redacted]                        [redacted]        [redacted]      [redacted]            25525201        36423307                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-12 20:46:54  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28194609        36479697                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in the file did not disclose the amount of title     Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-18 21:44:20  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            28194609        36479827                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-18 21:44:20  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28196887        36436883                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-13 19:22:11  No                   2                      A                               A                                        MN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24512917        36544703                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.59037% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.59037%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-22 18:43:36  No                   2                      B                               B                                        VA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.59037%).
[redacted]                        [redacted]        [redacted]      [redacted]            24512917        36544722                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-22 18:43:36  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22786736        36552711                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-26 18:29:15  No                   2                      A                               A                                        GA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            26384548        36550616                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-27): XXXXX                                                                                        2026-05-27 09:43:13  No                   1                                                                                               TN              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 187                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            23872376        36413783                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective  Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         No                   1                                                                                               NY              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156
[redacted]                        [redacted]        [redacted]      [redacted]            23872376        36413832                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 6.49800% is in excess of the allowable   XXXXX Points and Fees exceed allowable threshold by $XXX or 1.49800%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-11 17:15:04  No                   2                      B                               B                                        NY              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or 1.49800%).
[redacted]                        [redacted]        [redacted]      [redacted]            24203328        36414183                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               FNMA Points and Fees                                                              XXXXX Points and Fees on subject loan of 6.02000% is in excess of the allowable   XXXXX Points and Fees on the subject loan of 6.02000% is in excess of the                                                                                                                                                                                                                                                                                                                                                                                           2026-05-11 17:57:37  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Line Limit and $1000.00        allowable maximum of the greater of 5.00000% of the Original Line Limit and                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            (XXXXX). XXXXX Finance Charge total $XXX on a Original Line Limit of $XXXXX vs.   $1,000.00 (XXXXX). The XXXXX Finance Charge totaled $XXX on an Original Line
                                                                                                                                                                                                                                                                                                                                                                                                                            an allowable total of $XXXXX (an overage of $XXX or 1.02000%).                    Limit of $50,000.00 versus an allowable total of $XXXXX (an overage of $XXX or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1.02000%).
[redacted]                        [redacted]        [redacted]      [redacted]            24203328        36414206                                         Credit          Hazard Insurance                   Insufficient Coverage                     Hazard Insurance                                                                  The Hazard Insurance Policy effective date is after the funds disbursed.                                                                                            The Hazard Insurance Policy Effective Date is after the later of the                                                                                                                                                                                                                                                                    Reviewer Comment (2026-05-13): XXXXX                                              2026-05-13 03:08:51                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              disbursement, note, or transaction date.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24203328        36414208                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The title report in the file did not disclose the amount of title insurance       Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-11 17:57:37  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        coverage. Provide a copy of the final title policy or an addendum to the report
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24203328        36414210                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-11 17:57:37  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24203328        36414311                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            File is missing a copy of the refinance of XXXXX supporting XXXXX and XXXXX were                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-13): XXXXX                                              2026-05-13 04:04:21                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              paid at closing and are therefore included in the DTI causing it to exceed max allowed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24203328        36445880                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 File is missing a copy of the note for the new second lien taken on the primary                                                                                                                                                                                                                                                         Reviewer Comment (2026-05-13): XXXXX                                              2026-05-13 04:05:08                                            No                   1                      C                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              residence.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23574573        36467698                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not  Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower   Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-21): XXXXX                                              2026-05-21 14:56:13                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)                                                                                                                                                           not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23574573        36467707                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and    Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.             Lender HOEPA threshold calculation, per compliance report, did not reduce 4c7                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-21): XXXXX                                              2026-05-21 14:56:13                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Fees)                                                                                                                                                               fees from Finance Charge as required, resulting in a false higher threshold calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23574573        36467708                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)           Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds   Total fees financed by lender exceed permitted threshold. Late charge exceeds                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-21): XXXXX                                              2026-05-21 14:56:13                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            the greater of 4% of the amount past due or grace period of less than 15 days.    max of 4% of amount past due and/or grace period of 15 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23574573        36467723                                         Compliance      Compliance                         Federal Compliance                        Federal Defect                                                                    (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)                 Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of                                                                                                                                                                                                                                                                                                                                             Reviewer Comment (2026-05-21): XXXXX                                              2026-05-21 14:56:13                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             (1) Signed letter from borrower indicating their choice to either (a) accept                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            6.97600% is in excess of the allowable maximum of 5.00000% of the Federal Total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       refund and make loan non-high-cost or (b) keep loan as high-cost and make loan
                                                                                                                                                                                                                                                                                                                                                                                                                            Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         compliant; (2) Assuming option (a) is selected, a copy of refund check and proof
                                                                                                                                                                                                                                                                                                                                                                                                                            vs. an allowable total of $XXXXX (an overage of $XXX or 1.97600%). Non-Compliant                                                                                                                                                                                                                                                                                                                                          Seller Comment (2026-05-18): XXXXX                                                                                                                                                                                                                                                                                                          of mailing; (3) Assuming option (b) is selected, proof of cure for each of the
                                                                                                                                                                                                                                                                                                                                                                                                                            High Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prohibited practices violations noted.
[redacted]                        [redacted]        [redacted]      [redacted]            23574573        36467726                                         Compliance      Legal / Regulatory / Compliance    Anti-Predatory Violation                  Federal Defect                                                                    (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling             Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.       Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-21): XXXXX                                              2026-05-21 14:56:13                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Requirement)                                                                                                                                                        status is not located in file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23574573        36467728                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 6.97600% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.97600%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-15 19:25:13  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 5.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.97600%).
[redacted]                        [redacted]        [redacted]      [redacted]            23574573        36467784                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23574573        36467797                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-15 19:25:13  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            21298007        36468581                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29480540        36545347                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-22 18:43:36  No                   1                                                                                               FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221
[redacted]                        [redacted]        [redacted]      [redacted]            28240162        36465150                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28938003        36543275                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 3.27607% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 3.27607%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-22 18:43:36  No                   2                      B                               B                                        NY              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 3.27607%).
[redacted]                        [redacted]        [redacted]      [redacted]            28938003        36543279                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-22 18:43:36  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22137491        36462969                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-15 19:25:13  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            22137491        36462978                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-15 19:25:13  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            24945773        36545344                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.90845% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.90845%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-22 18:43:36  No                   2                      B                               B                                        OH              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.90845%).
[redacted]                        [redacted]        [redacted]      [redacted]            24945773        36545350                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-22 18:43:36  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23579278        36497707                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not                                                                                    The preliminary title report in file does not disclose an amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-19 19:41:04  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine                                                                                      insurance coverage .Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            23579278        36497711                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file does not disclose an amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-19 19:41:04  No                   2                      B                               B                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage . Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27438285        36542634                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-22 18:43:36  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            27438285        36542635                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-22 18:43:36  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27438285        36542677                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.96629% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 1.96629%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-22 18:43:36  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of 3.00000% of the Federal Total Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                            an investor allowable total of $XXX (an overage of $XXX or 1.96629%).
[redacted]                        [redacted]        [redacted]      [redacted]            28533216        36543976                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-22 18:43:36  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            29789831        36524351                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-20 19:17:53  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            24443250        36534776                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.68536% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.68536%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-21 17:54:40  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.68536%).
[redacted]                        [redacted]        [redacted]      [redacted]            24443250        36534786                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or     Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                      2026-05-21 17:54:40  No                   1                                                                                               CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA provide relief. Sec ID: 221                                                                                                                                     LCA provide relief.
[redacted]                        [redacted]        [redacted]      [redacted]            24443250        36534794                                         Credit          Title                              Document Error                            Title                                                                             The Commitment or Preliminary title policy is within XXXXX or XXXXX and does not  Title Evidence: ___;                                                              The preliminary title report in file did not disclose the amount of title         Final Title Policy will be provided as a trailing document.                       Final Title Policy will be provided as a trailing document                        SitusAMC,Aggregator                                                               Reviewer Comment (2026-07-16): XXXXX                                                                                        2026-05-21 17:54:40  No                   2                      B                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          reflect a coverage amount (no final title policy in file). Unable to determine    State: ___                                                                        insurance coverage. Provide a copy of the final title policy or an addendum to
                                                                                                                                                                                                                                                                                                                                          if appropriate coverage is provided.                                                                                                                                the preliminary report verifying title insurance of at least the loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            26064535        36497798                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.99000% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.99000%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-19 19:41:04  No                   2                      B                               B                                        MI              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.99000%).
[redacted]                        [redacted]        [redacted]      [redacted]            26064535        36497861                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective  Note Date: ___; Lien Position: ___                                                Loan is to be securitized. Missing secondary valuation.                                                                                                                                                                                                                                                                                                                                                                                                                                  No                   1                                                                                               MI              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156
[redacted]                        [redacted]        [redacted]      [redacted]            21554231        36499482                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-19 19:41:04  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21554231        36499561                                         Credit          Insurance                          Insurance Analysis                        Insurance                                                                         Insufficient Coverage: Hazard insurance coverage amount is insufficient.                                                                                            HOI coverage is insufficient by $228,076. Provide updated policy reflecting                                                                                                                                                                                                                                                             Reviewer Comment (2026-05-27): XXXXX                                              2026-05-27 15:17:14                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-21): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Seller Comment (2026-05-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25136724        36544445                                         Compliance      Compliance                         Federal Compliance                        GSE                                                                               XXXXX - 3% Points and Fees                                                        XXXXX 3% Points and Fees Test. Points and Fees on subject loan of 4.52836% is in  XXXXX Points and Fees exceed allowable threshold by $XXX or 4.52836%.                                                                                                                                                                                                                                                                                                                                                                                               2026-05-22 18:43:36  No                   2                      B                               B                                        AZ              Primary      Refinance - Cash-out - Other             LOE, copy of check and proof of mailing/delivery. Note: Testing is optional                                 Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            excess of the investor allowable maximum of the greater of .00000% of the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             based on deal settings.
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount and $XXX (XXXXX). Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Total Loan Amount of $XXXXX vs. an investor allowable total of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                            $XXX (XXXXX) (an overage of $XXX or 4.52836%).
[redacted]                        [redacted]        [redacted]      [redacted]            25136724        36544459                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2026-05-22 18:43:36  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21540211        36814404                                         Credit          Guideline                          Guideline Issue                           Guideline                                                                         Loan does not meet guideline requirements regarding DTI variance.                                                                                                   DTI variance is due to lender using higher PITI. Per 1008, second lien P&I is                                                                                                                                                                                                                                                           Reviewer Comment (2026-02-23): XXXXX                                              2026-02-23 05:34:58                                            No                   1                      C                               A                                        AL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $1,280.33 vs actual of $1,072.60 and rental property income is $2,300.70 instead of $2,537.81.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-02-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26888649        36814412                                         Credit          Title                              General                                   Title                                                                             Title Policy Coverage is less than Original Loan Amount.                                                                                                            The Title Policy reported amount $XXXXX is less than the note amount of $XXXXX                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 02:35:07                                            No                   1                      B                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              and the Final Title policy is missing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26888649        36814413                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No eligible valuation was provided. Sec ID: 179        Note Date: ___; Lien Position: ___                                                Secondary valuation is not available, as would be required for securitization.                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-17): XXXXX                                              2026-03-17 08:13:55                                            No                   1                      D                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-12): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26888649        36814414                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Secondary valuation is not available, as would be required for securitization.                                                                                                                                                                                                                                                          Reviewer Comment (2026-02-26): XXXXX                                                                                        2026-02-26 14:54:10  No                   2                      A                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26888649        36814415                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Rate lock document is missing.                                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-02): XXXXX                                              2026-03-02 01:04:33                                            No                   1                      B                               A                                        IN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-02-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29612903        36814421                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Rate lock document is missing. Worst Case Scenario between Creditor Application                                                                                                                                                                                                                                                         Reviewer Comment (2026-03-02): XXXXX                                              2026-03-02 01:11:24                                            No                   1                      B                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate     Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                            used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-02-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28160392        36814426                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Rate lock document is not provided.                                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 03:35:01                                            No                   1                      B                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28160392        36814428                                         Credit          Loan Package Documentation         Closing / Title                           Loan Package Documentation                                                        Missing Document: Rider - ARM not provided                                                                                                                          Rider - ARM document is not provided.                                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-03-03): XXXXX                                              2026-03-03 03:35:13                                            No                   1                      C                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28160392        36814429                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective  Note Date: ___; Lien Position: ___                                                Secondary valuation is not provided.                                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 01:25:28                                            No                   1                                                      A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24731576        36814434                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                An interior inspection report is required for securitization.                                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-04): XXXXX                                                                                        2026-03-04 07:00:15  No                   2                      A                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28485116        36814437                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Buyer Comment (2026-03-04): XXXXX                                                                                           2026-03-04 16:35:19  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28485116        36814438                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-12): XXXXX                                                                                        2026-03-12 10:43:44  No                   2                      A                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28485116        36814439                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-06): XXXXX                                              2026-03-06 01:31:17                                            No                   1                      B                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28485116        36814441                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Data Discrepancy: CLTV                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-03-30): XXXXX                                              2026-03-30 14:29:59                                            No                   1                                                      A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28485116        36814442                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   Updated mortgage statement                                                                                                                                                                                                                                                                                                              Reviewer Comment (2026-03-31): XXXXX                                              2026-03-31 13:13:34                                            No                   1                                                      A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-31): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22336025        36814444                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Initial rate lock document is missing.                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-03-05): XXXXX                                              2026-03-05 03:31:41                                            No                   1                      B                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22336025        36814446                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Subject loan transaction disbursed on XX/XX/XX, prior to three business days                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-09): XXXXX                                              2026-03-09 03:47:09                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        from transaction date of XX/XX/XX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27702477        36814448                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                "AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-11): XXXXX                                                                                        2026-03-11 15:51:34  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B"."
[redacted]                        [redacted]        [redacted]      [redacted]            27702477        36814451                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-13): XXXXX                                              2026-03-13 06:02:41                                            No                   1                      B                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27702477        36814453                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income documentation requirements not met.                                                                                                                          Verification of employment not within 10 business days of Note.                                                                                                                                                                                                                                                                         Reviewer Comment (2026-03-13): XXXXX                                              2026-03-13 06:11:26                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27702477        36814454                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Verification(s) of employment is not within 10 business days of the Note.         -                                                                                 Verification of employment not within 10 business days of Note.                                                                                                                                                                                                                                                                         Reviewer Comment (2026-03-13): XXXXX                                              2026-03-13 06:11:26                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20511079        36814471                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Secondary valuation is not required as AVM Value is supported.                                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-18): XXXXX                                                                                        2026-03-18 15:09:24  No                   2                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20511079        36814472                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              TILA HELOC - Credit Agreement Not Provided Timely                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time   HELOC Agreement was dated XX/XX/XX however Security Agreement was dated and                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-26): XXXXX                                              2026-03-26 04:41:20                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            of account opening.                                                               notarized XX/XX/XX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20511079        36814473                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              TILA HELOC - Billing Rights Disclosure Not Provided Timely                        Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to         HELOC Agreement was dated XX/XX/XX however Security Agreement was dated and                                                                                                                                                                                                                                                             Reviewer Comment (2026-03-26): XXXXX                                              2026-03-26 04:41:20                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            borrower at time of account opening.                                              notarized XX/XX/XX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20511079        36814474                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-26): XXXXX                                              2026-03-26 04:41:20                                            No                   1                      B                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20511079        36814476                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Right to cancel signature date is XX/XX/XX with expiration date XX/XX/XX, Notary                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-27): XXXXX                                              2026-03-27 01:11:22                                            No                   1                      C                               A                                        CA              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        date is also XX/XX/XX. HELOC Agreement is dated XX/XX/XX. File is missing the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Re-open Rescission using the correct model form
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              final signed/dated closing statement supporting the disbursement date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20511079        36814477                                         Credit          Borrower and Mortgage Eligibility  Mortgage / Program Eligibility            Borrower and Mortgage Eligibility                                                 Guideline Requirement: Combined High loan to value discrepancy.                   Calculated high loan to value percentage of ___ exceeds Guideline high loan to    Calculated high loan to value percentage of XX.XX% exceeds Guideline high loan    Borrower has been employed in the same industry for more than 5 years.            Borrower has been employed in the same industry for more than 5 years.            Aggregator,SitusAMC                                                               Reviewer Comment (2026-04-03): XXXXX                                                                                        2026-04-03 07:57:38  Yes                  2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            value percentage of ___                                                           to value percentage of 80.00000%Max LTV is 80% for standalone HELOC. Max LTV is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              80% based on primary borrowers/wage earners fico score                            Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-01): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20511079        36814478                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Combined loan to value discrepancy.                        Calculated combined loan to value percentage of ___ exceeds Guideline combined    Calculated high loan to value percentage of XX.XX% exceeds Guideline high loan    Borrower has been employed in the same industry for more than 5 years.            Borrower has been employed in the same industry for more than 5 years.            Aggregator,SitusAMC                                                               Reviewer Comment (2026-04-03): XXXXX                                                                                        2026-04-03 07:57:05  Yes                  2                      C                               B                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            loan to value percentage of ___.                                                  to value percentage of 80.00000%Max LTV is 80% for standalone HELOC. Max LTV is
                                                                                                                                                                                                                                                                                                                                                                                     80% based on primary borrowers/wage earners fico score                            Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-01): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20511079        36814479                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         Disbursement Date Missing Test                                                    Disbursement Date Missing: Evidence of disbursement date not found in file.       File is missing the final signed/dated closing statement supporting the                                                                                                                                                                                                                                                                 Reviewer Comment (2026-03-27): XXXXX                                              2026-03-27 01:11:22                                            No                   1                      B                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Security Instrument Notary Date of XX/XX/XX used as disbursement date for         disbursement date.
                                                                                                                                                                                                                                                                                                                                                                                                                            compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20511079        36814480                                         Compliance      Compliance                         Federal Compliance                        Compliance                                                                        Note Interest Accrual Start Date                                                  Disbursement Date is missing. Unable to determine Interest Accrual Start Date     File is missing the final signed/dated closing statement supporting the                                                                                                                                                                                                                                                                 Reviewer Comment (2026-03-27): XXXXX                                              2026-03-27 01:11:22                                            No                   1                      A                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            from the Note due to missing information.                                         disbursement date.
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814483                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                       Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-24): XXXXX                                              2026-03-24 17:18:34                                            No                   1                      D                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 138                                                                                                                              LCA do not provide relief.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814484                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                "AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                           Reviewer Comment (2026-03-18): XXXXX                                                                                        2026-03-18 15:08:13  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B"."
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814485                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              HELOC Fees Used For Testing                                                       Truth in Lending Act (HELOC): HELOC Agreement does not specifically identify      HELOC Agreement does not specifically identify fees under either a finance                                                                                                                                                                                                                                                              Reviewer Comment (2026-03-24): XXXXX                                              2026-03-24 06:23:56                                            No                   1                      C                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            fees under either a finance charge vs. other charge category.                     charge vs. other charge category.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814486                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts were sourced from multiple disclosures containing higher amounts                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 09:50:08                                            No                   1                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 than that reflected on HELOC Agreement however few fees collaborated and added
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.                                                                                                                                                    as one fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814489                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment           XXXXX High-Cost Loan: Borrower not provided with Aggregate Monthly Payment        Borrower not provided with Aggregate Monthly Payment Disclosure statement.                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 09:16:19                                            No                   1                      C                               A                                        NY              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Disclosure Not Provided)                                                          Disclosure statement.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814490                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home   XXXXX High-Cost Loan: Borrower not provided with Consumer Caution and Home        Borrower not provided with Consumer Caution and Home Ownership Counseling                                                                                                                                                                                                                                                               Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 09:16:26                                            No                   1                      C                               A                                        NY              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Ownership Counseling Notice Not Provided)                                         Ownership Counseling Notice.                                                      Notice.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814491                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not   XXXXX High-Cost Loan: Counseling Disclosure not provided to borrower.             Counseling Disclosure not provided to borrower.                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 09:16:32                                            No                   1                      C                               A                                        NY              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814492                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds        XXXXX High-Cost Loan: Lender financed points and fees in excess of 3% of the      Lender financed points and fees in excess of 3% of the total loan amount however                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 09:16:38                                            No                   1                      C                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Threshold)                                                                        total loan amount.                                                                updated from Closing statement

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814493                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on     XXXXX High-Cost Loan: Mortgage does not contain legend advising loan is           mortgage does not contain legend advising loan is high-cost.                                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 09:16:44                                            No                   1                      C                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Mortgage)                                                                         high-cost.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814494                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on   XXXXX High-Cost Loan: Mandatory "Shop Around" Notice not included on loan         Mandatory "Shop Around" Notice not included on loan application.                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 09:16:50                                            No                   1                      C                               A                                        NY              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Loan Application)                                                                 application to applicant.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814495                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) New York High-Cost Loan (Points and Fees)                       XXXXX Anti-Predatory Lending Statute: Points and Fees on subject loan of          Points and Fees on subject loan of 5.12999% is in excess of the allowable                                                                                                                                                                                                                                                               Reviewer Comment (2026-04-02): XXXXX                                                                   2026-04-02 09:15:45                       No                   2                      C                               B                                        NY              Primary      Refinance - Cash-out - Other             Within 30 days of closing, provide: (1) Signed letter from borrower indicating                              Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            5.12999% is in excess of the allowable maximum of 5.00000% of the Total Loan      maximum of 5.00000% of the Total Loan Amount. Points and Fees total $XXX on a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       their choice to either (a) accept refund and make loan non-high-cost or (b) keep
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount. Points and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an        Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan as high-cost and make loan compliant; (2) Assuming option (a) is selected,
                                                                                                                                                                                                                                                                                                                                                                                                                            allowable total of $XXXXX (an overage of $XXX or .12999%). Non-Compliant High     or .12999%). Non-Compliant High Cost Loan however information updated from                                                                                                                                                                                                                                                              Buyer Comment (2026-03-31): XXXXX                                                                                                                                                                                                                                                                                                           a copy of refund check and proof of mailing (must be in transit with courier);
                                                                                                                                                                                                                                                                                                                                                                                                                            Cost Loan.                                                                        Closing statement.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-30): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  60 days of discovery, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-27): XXXXX                                                                                                                                                                                                                                                                                                        (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX                                                                                                                                                                                                                                                                                                           is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX                                                                                                                                                                                                                                                                                                           error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX                                                                                                                                                                                                                                                                                                        If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX                                                                                                                                                                                                                                                                                                           the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814496                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) New York High-Cost Loan (Teaser Rate Less than 6      XXXXX High-Cost Loan: Mortgage Loan contains an initial or introductory rate                                                                                                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 09:16:58                                            No                   1                      C                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Months)                                                                           (teaser rate) less than six (6) months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-31): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-30): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-24): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814498                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment           XXXXX High-Cost Loan: Borrower not provided with Aggregate Monthly Payment                                                                                                                                                                                                                                                                                                                                                Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 17:18:20                                            No                   1                                                      A                                        NY              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Disclosure Not Provided)                                                          Disclosure statement.
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814499                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home   XXXXX High-Cost Loan: Borrower not provided with Consumer Caution and Home                                                                                                                                                                                                                                                                                                                                                Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 17:18:28                                            No                   1                                                      A                                        NY              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Ownership Counseling Notice Not Provided)                                         Ownership Counseling Notice.
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814500                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not   XXXXX High-Cost Loan: Counseling Disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 17:18:35                                            No                   1                                                      A                                        NY              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Provided)
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814501                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) New York High-Cost Loan (Financed Fees Exceeds        XXXXX High-Cost Loan: Lender financed points and fees in excess of 3% of the                                                                                                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 17:18:43                                            No                   1                                                      A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Threshold)                                                                        total loan amount.
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814502                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on     XXXXX High-Cost Loan: Mortgage does not contain legend advising loan is                                                                                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 17:18:52                                            No                   1                                                      A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Mortgage)                                                                         high-cost.
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814503                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on   XXXXX High-Cost Loan: Mandatory "Shop Around" Notice not included on loan                                                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 17:19:01                                            No                   1                                                      A                                        NY              Primary      Refinance - Cash-out - Other             No obvious cure                                                                                             Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Loan Application)                                                                 application to applicant.
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814504                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) New York High-Cost Loan (Teaser Rate Less than 6      XXXXX High-Cost Loan: Mortgage Loan contains an initial or introductory rate                                                                                                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-02): XXXXX                                              2026-04-02 17:19:08                                            No                   1                                                      A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Months)                                                                           (teaser rate) less than six (6) months.
[redacted]                        [redacted]        [redacted]      [redacted]            20326473        36814505                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures                                                                                                                                                                                                                                                                                                                                          Buyer Comment (2026-04-03): XXXXX                                                                                           2026-04-03 12:04:04  No                   2                                                      A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            20609400        36814514                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security instrument not provided.                                                                                                                                                                                                                                                                                                       Reviewer Comment (2026-03-19): XXXXX                                              2026-03-19 07:13:56                                            No                   1                      D                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20609400        36814515                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   The XXXXX rate lock is required.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-19): XXXXX                                              2026-03-19 07:13:24                                            No                   1                      B                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-18): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27951572        36814518                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 Verification of VA benefits is missing.                                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-03-23): XXXXX                                              2026-03-23 06:15:47                                            No                   1                      C                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27951572        36814519                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 HOA verification is missing for XXXXX                                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-03-23): XXXXX                                              2026-03-23 06:15:06                                            No                   1                      C                               A                                        FL              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28416347        36814521                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Prepaid interest fee not reflected on HELOC agreement.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-03-25): XXXXX                                              2026-03-25 05:21:07                                            No                   1                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-23): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28416347        36814522                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Required rate lock agreement with initial rate lock date.                                                                                                                                                                                                                                                                               Reviewer Comment (2026-03-25): XXXXX                                              2026-03-25 05:21:07                                            No                   1                      B                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28689515        36814534                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-03-24): XXXXX                                                                                        2026-03-24 17:36:10  No                   2                      A                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            28689515        36814536                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Missing Rate Lock Confirmation showing lock date and interest rate.                                                                                                                                                                                                                                                                     Reviewer Comment (2026-03-26): XXXXX                                              2026-03-26 04:45:38                                            No                   1                      B                               A                                        OR              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21656654        36814540                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-04-03): XXXXX                                              2026-04-03 07:52:48                                            No                   1                      D                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 138

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21656654        36814541                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Rate Lock not provided.                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-03-26): XXXXX                                              2026-03-26 05:32:10                                            No                   1                      B                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21656654        36814543                                         Credit          Hazard Insurance                   Insufficient Coverage                     Hazard Insurance                                                                  The Hazard Insurance Policy Effective Date is after closing.                                                                                                        Effective date on insurance dec shows XX/XX/XX, with note date being XX/XX/XX.                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-26): XXXXX                                              2026-03-26 05:31:14                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Policy is on auto-renewal, but previous policy was not provided.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21656654        36814544                                         Credit          Loan Package Documentation         Application / Processing                  Missing Document                                                                  Missing Document: Other not provided                                                                                                                                File is missing the final HUD to support all payoffs and cash to borrower.                                                                                                                                                                                                                                                              Reviewer Comment (2026-03-26): XXXXX                                              2026-03-26 05:31:40                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-25): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25861471        36814546                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                            AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                            Reviewer Comment (2026-03-25): XXXXX                                                                                        2026-03-25 10:12:37  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B".
[redacted]                        [redacted]        [redacted]      [redacted]            25861471        36814549                                         Credit          System                             General                                   System                                                                            Borrower 1003 current address does not match Note address.                        -                                                                                 1003 reflects current address is XXXXX versus Note address of XXXXX.                                                                                                                                                                                                                                                                    Reviewer Comment (2026-03-30): XXXXX                                              2026-03-30 04:23:12                                            No                   1                      C                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25861471        36814552                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  The Settlement Statement reflected Title - Express delivery service fee of                                                                                                                                                                                                                                                              Reviewer Comment (2026-03-31): XXXXX                                                                                        2026-03-31 11:34:28  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 $80.00, Title Update fee of $75.00 and Recording Service Fee of $150.00 which
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.                                                                                                                                                    were not disclosed on the HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            25861471        36814553                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   The Heloc agreement indicates the initial advance was $35,000, however on page 2  Borrower has been employed in the same industry for more than 5 years.            DTI: 35.27599%                                                                    SitusAMC                                                                          Reviewer Comment (2026-04-09): XXXXX                                                                                        2026-04-09 14:43:39  Yes                  2                      C                               B                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              of the Heloc, the minimum initial advance is to be $56,250. Please provide                                                                                          Guideline Maximum DTI: 50.00000%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              clarification and corrections may need to be made.                                Borrower has owned the subject property for at least 5 years.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Guidelines Representative FICO: 720                                                                                                                                 Buyer Comment (2026-04-07): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                     Representative FICO: 746                                                          SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                                                                                                     SitusAMC                                                                          Reviewer Comment (2026-04-02): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The qualifying DTI on the loan is at least 10% less than the guideline maximum.                                                                                     Aggregator,SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The representative FICO score exceeds the guideline minimum by at least 40                                                                                          Aggregator,SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
[redacted]                        [redacted]        [redacted]      [redacted]            26950885        36814562                                         Credit          Legal / Regulatory / Compliance    Title / Lien Defect                       Legal / Regulatory / Compliance                                                   Final Title Policy is missing. No evidence of title in file.                                                                                                        Preliminary and/or final title policy not provided in file.                                                                                                                                                                                                                                                                             Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 05:19:24                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27481193        36814566                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided. The provided CU and/or                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-04-06): XXXXX                                              2026-04-06 06:36:55                                            No                   1                      D                               A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          LCA do not provide relief. Sec ID: 138

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-03): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27481193        36814567                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 File is missing the 2nd mortgage statement for this property.                                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-07): XXXXX                                              2026-04-07 04:56:37                                            No                   1                      C                               A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-02): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27481193        36814568                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   DTI Discrepancy.                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-20): XXXXX                                              2026-04-20 08:28:05                                            No                   1                                                      A                                        MA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-16): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-15): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-08): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25462187        36814575                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-07): XXXXX                                              2026-04-07 16:58:08                                            No                   1                      B                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21178999        36814579                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-03): XXXXX                                                                                        2026-04-03 11:45:21  No                   2                      A                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B"
[redacted]                        [redacted]        [redacted]      [redacted]            21178999        36814580                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument - Subject Lien is missing in file.                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-04-07): XXXXX                                              2026-04-07 06:22:37                                            No                   1                      D                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21178999        36814581                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Initial rate lock document is missing.                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-04-07): XXXXX                                              2026-04-07 06:08:53                                            No                   1                      B                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21178999        36814583                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as          Security instrument is missing in file.                                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-04-08): XXXXX                                              2026-04-08 04:15:01                                            No                   1                      B                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                        form                                                                                                                                                                transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26792437        36814585                                         Property        Appraisal Reconciliation           Appraisal Documentation                   Appraisal Reconciliation                                                          Appraisal from prior transaction provided. No secondary valuation with effective                                                                                                                                                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-08): XXXXX                                              2026-04-08 03:46:13                                            No                   1                                                      A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          date less than 3 months past note date provided. Sec ID: 156

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26792437        36814586                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument - Subject Lien is not provided.                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-04-08): XXXXX                                              2026-04-08 03:46:42                                            No                   1                      D                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26792437        36814587                                         Compliance      Compliance                         Federal Compliance                        Missing Non-Required Data                                                         (Missing Data) Last Rate Set Date                                                 Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario   Rate lock is not provided.                                                                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-08): XXXXX                                              2026-04-08 03:44:42                                            No                   1                      B                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26792437        36814589                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as          Security instrument document is not provided.                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-08): XXXXX                                              2026-04-08 03:44:42                                            No                   1                      B                               A                                        OH              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                        form                                                                                                                                                                transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25657358        36814593                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security instrument not provided                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-08): XXXXX                                              2026-04-08 06:15:00                                            No                   1                      D                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25657358        36814594                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-04): XXXXX                                                                                        2026-04-04 16:20:48  No                   2                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B".
[redacted]                        [redacted]        [redacted]      [redacted]            25657358        36814597                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Rate Lock fee is higher on closing statement than HELOC Agreement.                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-14): XXXXX                                              2026-04-14 07:54:42                                            No                   1                      A                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-10): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-09): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25657358        36814598                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-14): XXXXX                                              2026-04-14 07:52:43                                            No                   1                                                      A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
[redacted]                        [redacted]        [redacted]      [redacted]            29747025        36814601                                         Credit          Loan Package Documentation         Application / Processing                  Missing Document                                                                  Missing Document: Other not provided                                                                                                                                XXXXX rate lock was not found in the file.                                                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-09): XXXXX                                              2026-04-09 04:53:50                                            No                   1                      C                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23652776        36814604                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Lender excluded XXXXX payment as borrower made a paydown on the balance at                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-13): XXXXX                                              2026-04-13 11:16:58                                            No                   1                      C                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              closing. However the remaining balance is still 10 months and it must be < 10 months to be excluded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-09): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22997486        36814608                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. One valuation was provided, with no CU or LCA. Sec                                                                                                                                                                                                                                                                                                                                                                                                                               Reviewer Comment (2026-04-13): XXXXX                                              2026-04-13 05:44:40                                            No                   1                                                      A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          ID: 136

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22997486        36814610                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument missing in file.                                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-04-13): XXXXX                                              2026-04-13 05:47:23                                            No                   1                      D                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22997486        36814612                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as          Security Instrument missing in file.                                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-04-13): XXXXX                                              2026-04-13 05:48:09                                            No                   1                      B                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                        form                                                                                                                                                                transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-10): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20897960        36814614                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-10): XXXXX                                                                                        2026-04-10 10:21:08  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B".
[redacted]                        [redacted]        [redacted]      [redacted]            20897960        36814618                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument - Subject Lien is not provided in file                                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-15): XXXXX                                              2026-04-15 05:10:31                                            No                   1                      D                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-13): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20897960        36814619                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Credit                                                                            Guideline Requirement: Minimum Initial Draw Amount discrepancy.                   Note Initial Draw Amount of ___ is less than Guideline minimum Initial Draw       Initial Draw Amount of $XXXXX is less than Guideline minimum Initial Draw Amount  Borrower has been employed in the same industry for more than 5 years.            DTI: 17.42572%                                                                    SitusAMC                                                                          Reviewer Comment (2026-05-08): XXXXX                                                                                        2026-05-08 08:49:41  Yes                  2                                                      B                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            Amount of ___.                                                                    of 75% of the total line amount.                                                                                                                                    Guideline Maximum DTI: 50.00000%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                                                                                                       SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Guidelines Representative FICO: 640                                                                                                                                 Buyer Comment (2026-05-06): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                   Representative FICO: 742                                                          SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The qualifying DTI on the loan is at least 10% less than the guideline maximum.                                                                                     Aggregator,SitusAMC                                                               Reviewer Comment (2026-05-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The representative FICO score exceeds the guideline minimum by at least 40                                                                                          Aggregator,SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                points.                                                                                                                                                                                                                                               Buyer Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27116956        36814622                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Verification(s) of employment is not within 10 business days of the Note.         -                                                                                 Verification(s) of employment is not within 10 business days of the Note.                                                                                                                                                                                                                                                               Reviewer Comment (2026-04-21): XXXXX                                              2026-04-21 05:10:26                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27116956        36814623                                         Credit          Loan Package Documentation         Closing / Title                           Loan Package Documentation                                                        Title search shows negative impact on title.                                                                                                                        Title reflects a lien by the SBA that was not paid off at closing and no                                                                                                                                                                                                                                                                Reviewer Comment (2026-05-06): XXXXX                                              2026-05-06 10:45:55                                            No                   1                                                      A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              satisfaction was located in the file.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22095031        36814636                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-14): XXXXX                                                                                        2026-04-14 15:32:00  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B".
[redacted]                        [redacted]        [redacted]      [redacted]            23810389        36814646                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument - Subject Lien is missing                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-04-20): XXXXX                                              2026-04-20 08:36:32                                            No                   1                      D                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-16): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22122851        36814649                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-16): XXXXX                                                                                        2026-04-16 10:06:37  No                   2                      A                               A                                        CA              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B".
[redacted]                        [redacted]        [redacted]      [redacted]            24412449        36814652                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was                                                                                            AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-16): XXXXX                                                                                        2026-04-16 17:04:44  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B".
[redacted]                        [redacted]        [redacted]      [redacted]            24412449        36814653                                         Credit          Documents                          Missing Document                          Documents                                                                         File does not contain documentation from lender/seller confirming the condo is    -                                                                                                                                                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-04-21): XXXXX                                              2026-04-21 04:52:17                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          warrantable.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24412449        36814655                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost Provision) New Jersey High-Cost Loan (Financed Fees Exceeds      XXXXX High-Cost Loan: Lender financed points and fees in excess of 2% of the                                                                                                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-28): XXXXX                                              2026-04-28 11:04:21                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          Threshold)                                                                        total loan amount.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24412449        36814656                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      (State High Cost) New Jersey High-Cost Loan (Points and Fees)                     XXXXX Home Ownership Security Act: Points and Fees on subject loan of 4.96000%    Points and Fees total of $2,481.75 on a Total Loan Amount of $XXXXX vs. an                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-28): XXXXX                                                                   2026-04-28 11:04:06                       No                   2                      C                               B                                        NJ              Primary      Refinance - Cash-out - Other             Within 45 days of closing, provide: (1) Letter of Explanation; (2) refund of                                Exempt from ATR    Yes
                                                                                                                                                                                                                                                                                                                                                                                                                            is in excess of the allowable maximum of 4.50000% of the Total Loan Amount.       allowable total of $2,250.00. There is an overage of $231.75.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       amount over the covered loan threshold maximum; and (3) proof of mailing (must
                                                                                                                                                                                                                                                                                                                                                                                                                            Points and Fees total $XXX on a Total Loan Amount of $XXXXX vs. an allowable                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          be in transit with courier).
                                                                                                                                                                                                                                                                                                                                                                                                                            total of $XXXXX (an overage of $XXX or .46000%). Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                            Buyer Comment (2026-04-28): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  365 days of closing, provide:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-27): XXXXX                                                                                                                                                                                                                                                                                                        (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-22): XXXXX                                                                                                                                                                                                                                                                                                           is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.
[redacted]                        [redacted]        [redacted]      [redacted]            24412449        36814657                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures                                                                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-04-21): XXXXX                                              2026-04-21 04:51:45                                            No                   1                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24412449        36814658                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Discrepancy is due to the borrower's 2nd home mortgage payment.                                                                                                                                                                                                                                                                         Reviewer Comment (2026-04-21): XXXXX                                              2026-04-21 04:36:47                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24412449        36814659                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-20): XXXXX                                                                                        2026-04-20 16:20:09  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24412449        36814660                                         Credit          Income / Employment                Income Documentation                      Income / Employment                                                               Income Docs Missing:                                                              -                                                                                 File is missing a third party verification verifying the borrower dates of                                                                                                                                                                                                                                                              Reviewer Comment (2026-04-22): XXXXX                                              2026-04-22 06:09:21                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              licensing and good standing dated within 120 days prior to note date.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-21): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-21): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20550493        36814671                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-16): XXXXX                                                                                        2026-04-16 11:04:05  No                   2                      A                               A                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B".
[redacted]                        [redacted]        [redacted]      [redacted]            20550493        36814674                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.          Calculated investor qualifying total debt ratio of ___ exceeds Guideline total    Lender has considered P&I of $470.15 while final 1003 and first payment letter    The representative FICO score exceeds the guideline minimum by at least 40        Guidelines Representative FICO: 640                                               SitusAMC,Aggregator                                                               Reviewer Comment (2026-04-24): XXXXX                                                                                        2026-04-24 12:00:28  Yes                  2                      C                               B                                        SC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            debt ratio of ___.                                                                confirms $647.60 causing higher hit to DTI.                                       points.                                                                           Representative FICO: 718
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Aggregator,SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has been employed in the same industry for more than 5 years.            Same industry for more than 5 years.                                                                                                                                Buyer Comment (2026-04-24): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Aggregator,SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $2500.00.                     Disposable Income: $4,000.61
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Aggregator,SitusAMC                                                               Buyer Comment (2026-04-23): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                   Same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-21): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29708532        36814682                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   The initial advance on the loan was $XXXXX, however page 2 of the Heloc reflects  Borrower has verified disposable income of at least $2500.00.                     Disposable Income: $21,371.24                                                     SitusAMC,Aggregator                                                               Buyer Comment (2026-04-24): XXXXX                                                                                           2026-04-24 11:26:10  Yes                  2                                                      B                                        CA              Primary      Refinance - Cash-out - Home Improvement                                                                                                              Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              the minimum advance is to be $XXXXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has been employed in the same industry for more than 5 years.            Same industry for more than 5 years.                                              Aggregator,SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-24): XXXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has owned the subject property for at least 5 years.                     Borrower has owned the subject property for at least 5 years.                     Aggregator,SitusAMC

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.                   Same position for more than 3 years.                                              Aggregator,SitusAMC                                                               Buyer Comment (2026-04-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The qualifying DTI on the loan is at least 10% less than the guideline maximum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The representative FICO score exceeds the guideline minimum by at least 40 points.
[redacted]                        [redacted]        [redacted]      [redacted]            26295772        36814698                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Client elects to waive.                                                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-04-21): XXXXX                                                                                        2026-04-21 09:17:25  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Home Improvement                                                                                                              Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
[redacted]                        [redacted]        [redacted]      [redacted]            26295772        36814699                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Sewer bill of $270.47 not included on final HUD.                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 06:42:36                                            No                   1                      A                               A                                        NJ              Primary      Refinance - Cash-out - Home Improvement                                                                                                              Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Buyer Comment (2026-04-29): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-28): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-04-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-24): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            26295772        36814701                                         Credit          Note                               Document Error                            Note                                                                              Missing evidence of First Payment Date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-05-14): XXXXX                                              2026-05-14 05:21:14                                            No                   1                                                      A                                        NJ              Primary      Refinance - Cash-out - Home Improvement                                                                                                              Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-13): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-11): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28864345        36814710                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-21): XXXXX                                                                                        2026-04-21 09:17:12  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23976573        36814723                                         Credit          Loan Package Documentation         Closing / Title                           Loan Package Documentation                                                        Missing Document: Rider - ARM not provided                                                                                                                          ARM rider not provided in file.                                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 05:59:22                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-29): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22631969        36814725                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction    Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to    Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-07): XXXXX                                                                   2026-05-07 16:21:46                       No                   2                      C                               B                                        NJ              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              three (3) business days from transaction date of XX/XX/XX.                        from transaction date of XX/XX/XX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22631969        36814726                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement     Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior    Notice of Right to Cancel occurs prior to expected date.                                                                                                                                                                                                                                                                                Reviewer Comment (2026-05-07): XXXXX                                                                   2026-05-07 16:24:40                       No                   2                      C                               B                                        NJ              Primary      Refinance - Cash-out - Other             TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and                             Exempt from ATR    Yes
                                                                                                                                                                                                                                                        form                                                                              Date                                                                              to expected date(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Re-open Rescission using the correct model form

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-06): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            25049074        36814768                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-29): XXXXX                                                                                        2026-04-29 08:53:32  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-28): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24781839        36814817                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                            Reviewer Comment (2026-04-29): XXXXX                                                                                        2026-04-29 16:03:40  No                   2                      A                               A                                        CO              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              appraisal but has a supporting valuation the loan will receive a grade of "B".                                                                                                                                                                                                                                                          Buyer Comment (2026-04-29): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21589242        36814830                                         Credit          Loan Package Documentation         Closing / Title                           Loan Package Documentation                                                        Missing Document: Rider - ARM not provided                                                                                                                          ARM rider not provided in file.                                                                                                                                                                                                                                                                                                         Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 10:19:31                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-30): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20074812        36814920                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        Mismatch of data related to Occupancy.                                            -                                                                                 As per 1003 Declaration page, co-borrower has marked Yes for occupying the                                                                                                                                                                                                                                                              Reviewer Comment (2026-05-07): XXXXX                                              2026-05-07 03:59:08                                            No                   1                      C                               A                                        NJ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Investment property. In addition, the final 1003 reflects both borrower's live in the subject property and the appraisal indicates the property is owner
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              occupied.                                                                                                                                                                                                                                                                                                                               Buyer Comment (2026-05-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23861631        36814925                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-04-29): XXXXX                                                                                        2026-04-29 14:03:35  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23519430        36814948                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument - Subject Lien is not provided.                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-05-04): XXXXX                                              2026-05-04 10:21:35                                            No                   1                      D                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23519430        36814949                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Prepaid Interest fee not reflected in HELOC.                                                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-04): XXXXX                                                                                        2026-05-04 17:46:03  No                   2                      A                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23519430        36814951                                         Credit          Guideline                          Guideline Issue                           Guideline                                                                         Aged document: Asset Account date is more than 90 days prior to Closing.          -                                                                                 Security Instrument is not in file, unable to verify the notary date.                                                                                                                                                                                                                                                                   Reviewer Comment (2026-05-04): XXXXX                                              2026-05-04 10:22:04                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23519430        36814952                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as          Security Instrument is not in file.                                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-05-04): XXXXX                                              2026-05-04 10:23:34                                            No                   1                      B                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                        form                                                                                                                                                                transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23519430        36814953                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         AUS/Guideline Findings: All conditions were not met                                                                                                                 Security instrument is not in file.                                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-05-04): XXXXX                                              2026-05-04 10:22:41                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23519430        36814954                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   File is missing a signed/dated close out letter for the Heloc paid at closing.                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-04): XXXXX                                              2026-05-04 17:47:02                                            No                   1                      C                               A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The document located in the file is not signed and dated by the borrower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23519430        36814955                                         Credit          Loan Package Documentation         Closing / Title                           Loan Package Documentation                                                        Missing Document: Rider - ARM not provided                                                                                                                          Home Equity Line of Credit Adjustable-Rate Rider is missing.                                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-04): XXXXX                                              2026-05-04 17:48:11                                            No                   1                                                      A                                        CT              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23628908        36814978                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                        Home Equity Lien of Credit Adjustable Rate Rider was not found in file.                                                                                                                                                                                                                                                                 Reviewer Comment (2026-05-08): XXXXX                                              2026-05-08 02:58:36                                            No                   1                      C                               A                                        AZ              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-06): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24945154        36814991                                         Credit          Loan Package Documentation         Application / Processing                  Loan Package Documentation                                                        FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not                                                                                                                                                                                                                                                                                                                                                                                                                                Reviewer Comment (2026-05-06): XXXXX                                              2026-05-06 08:39:43                                            No                   1                      C                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          been inspected.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-05): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24945154        36814993                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-05): XXXXX                                                                                        2026-05-05 07:08:21  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24945154        36814995                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Lender's Title Insurance and applicable taxes are disclosed as $270.48 on the                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-06): XXXXX                                                                                        2026-05-06 08:40:00  No                   2                      A                               A                                        WA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 closing statement and $270.00 on the HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28082505        36815026                                         Property        Appraisal Reconciliation           Value Discrepancy                         Appraisal Reconciliation                                                          Loan is to be securitized. Multiple valuations were provided. One or more         Note Date: ___; Lien Position: ___                                                Secondary valuation is not required as AVM Value is supported.                                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-06): XXXXX                                                                                        2026-05-06 08:44:52  No                   2                      A                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          secondary valuations support value. One non-supporting secondary valuation with an effective date within 12 months of note date was provided. No CU or LCA
                                                                                                                                                                                                                                                                                                                                          providing relief are in evidence. Sec ID: 147                                                                                                                                                                                                                                                                                                                                                                                                                                                               Buyer Comment (2026-05-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28082505        36815028                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                        Missing Home Equity Line of Credit Adjustable Rate Rider.                                                                                                                                                                                                                                                                               Reviewer Comment (2026-05-05): XXXXX                                              2026-05-05 10:51:04                                            No                   1                      C                               A                                        MD              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27171660        36815036                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument was not provided.                                                                                                                                                                                                                                                                                                   Reviewer Comment (2026-05-11): XXXXX                                              2026-05-11 04:11:28                                            No                   1                      D                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27171660        36815039                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-11): XXXXX                                                                                        2026-05-11 08:14:07  No                   2                      A                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          372
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27171660        36815040                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        - ___                                                                             Mortgage statement and insurance verification for XXXXX is missing.                                                                                                                                                                                                                                                                     Reviewer Comment (2026-05-13): XXXXX                                              2026-05-13 04:42:37                                            No                   1                      C                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-11): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27171660        36815042                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as          Security Instrument is not provided; notary date is missing.                                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-11): XXXXX                                              2026-05-11 04:10:13                                            No                   1                      B                               A                                        AZ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                        form                                                                                                                                                                transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27414534        36815074                                         Credit          Income / Employment                Income Documentation                      Missing Document                                                                  REO Documents are missing.                                                        -                                                                                 Tax cert and homeowners' insurance not provided for property located at XXXXX.                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-11): XXXXX                                              2026-05-11 03:55:21                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27414534        36815075                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security instrument missing in file.                                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-05-11): XXXXX                                              2026-05-11 03:54:10                                            No                   1                      D                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-07): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23532783        36815109                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                Reviewer Comment (2026-05-12): XXXXX                                              2026-05-12 08:49:01                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23532783        36815112                                         Compliance      Compliance                         State Compliance                          State Defect                                                                      XXXXX SB 1894                                                                     XXXXX (SB 1894) - Certificate of Compliance or Exemption not attached to          XXXXX (SB 1894) is not provided.                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-12): XXXXX                                              2026-05-12 09:03:27                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage for recording.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-08): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21975940        36815166                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                        Home Equity Line of Credit Adjustable-Rate Rider was not found in file.                                                                                                                                                                                                                                                                 Reviewer Comment (2026-05-14): XXXXX                                              2026-05-14 05:59:56                                            No                   1                      C                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            21975940        36815167                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Property Tax was not found in the closing statement and was provided in the                                                                                                                                                                                                                                                             Reviewer Comment (2026-05-14): XXXXX                                                                                        2026-05-14 08:25:08  No                   2                      A                               A                                        PA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.                 HELOC agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-12): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27343246        36840406                                         Credit          Credit                             AUS Discrepancy / Guidelines Discrepancy  Guideline                                                                         Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                                                            Calculated total debt ratio of 52.32144% exceeds Guideline total debt ratio of                                                                                                                                                                                                                                                          Reviewer Comment (2026-03-25): XXXXX                                              2026-03-25 05:56:41                                            No                   1                      C                               A                                        FL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              50.00000%. Variance is due to the 2nd lien P&I used by the lender $,1267.83 vs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              $1,438.36 given in the First Payment Letter.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-23): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-03-19): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-03-17): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27861785        36840408                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 15:18:54                                            No                   1                      D                               A                                        WA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-04-27): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27861785        36840409                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                Secondary valuation not provided for securitization.                                                                                                                                                                                                                                                                                    Reviewer Comment (2026-04-30): XXXXX                                                                                        2026-04-30 16:04:31  No                   2                      A                               A                                        WA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            27861785        36840412                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                        Home Equity Line of Credit adjustable rider not available in file.                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-01): XXXXX                                              2026-05-01 15:27:05                                            No                   1                      C                               A                                        WA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27861785        36840413                                         Credit          Missing Document                   General                                   Missing Document                                                                  Incomplete Document: 1003 Final is incomplete                                                                                                                       Final 1003's, Declarations show will occupy subject as primary residence.                                                                                                                                                                                                                                                               Reviewer Comment (2026-05-06): XXXXX                                              2026-05-06 04:50:55                                            No                   1                      C                               A                                        WA              Second Home  Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-04): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22072713        36840416                                         Compliance      Loan Package Documentation         Closing / Title                           Missing, Incorrect, or Incomplete HUD-1                                           Missing Final HUD-1                                                                                                                                                 The final closing statement/certified alta statement is missing from the file.                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-21): XXXXX                                              2026-05-21 07:59:32                                            No                   1                      D                               A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-19): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-18): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-14): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-07): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-05): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-04): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-01): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            22072713        36840417                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  The fees on the HUD provided do not match the fees on the Heloc agreement.                                                                                                                                                                                                                                                              Reviewer Comment (2026-05-28): XXXXX                                              2026-05-28 04:34:55                                            No                   1                                                      A                                        NY              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-26): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-22): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20997872        36840488                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                No secondary appraisal or hybrid interior appraisal required.                                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-15): XXXXX                                                                                        2026-05-15 15:33:41  No                   2                      A                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            20997872        36840490                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                        The Home Equity Line of Credit Adjustable Rate Rider is not located in the file.                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-21): XXXXX                                              2026-05-21 03:15:39                                            No                   1                      C                               A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20997872        36840491                                         Credit          Credit                             Miscellaneous                             Guideline                                                                         Credit Exception:                                                                                                                                                   AVM dated XX/XX/XX has effective date greater than 120 days prior to the Note                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-28): XXXXX                                              2026-05-28 10:54:36                                            No                   1                                                      A                                        MA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              date

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-27): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23052899        36840519                                         Compliance      Compliance                         Federal Compliance                        TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong  Right of Rescission Timing - Note Date used as Transaction Date                   Unable to conclusively determine date of consummation. Note date used as                                                                                                                                                                                                                                                                                                                                                  Reviewer Comment (2026-05-22): XXXXX                                              2026-05-22 02:41:57                                            No                   1                      B                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                        form                                                                                                                                                                transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23052899        36840520                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   The file was missing a copy of the security instrument.                                                                                                                                                                                                                                                                                 Reviewer Comment (2026-05-22): XXXXX                                              2026-05-22 02:39:41                                            No                   1                      D                               A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23052899        36840521                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                        Home Equity of Credit Adjustable Rate Rider not provided in file as required as                                                                                                                                                                                                                                                         Reviewer Comment (2026-05-26): XXXXX                                              2026-05-26 03:11:55                                            No                   1                                                      A                                        TN              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              per security instrument.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            24375491        36840568                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                AVM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-19): XXXXX                                                                                        2026-05-19 14:06:36  No                   2                      A                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B".
[redacted]                        [redacted]        [redacted]      [redacted]            24375491        36840570                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                        Missing Home Equity Line of Credit Adjustable Rate Rider in file.                                                                                                                                                                                                                                                                       Reviewer Comment (2026-05-21): XXXXX                                              2026-05-21 05:26:48                                            No                   1                      C                               A                                        NJ              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-19): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27935436        36840573                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument - Subject Lien is not provided.                                                                                                                                                                                                                                                                                     Reviewer Comment (2026-05-26): XXXXX                                              2026-05-26 12:40:31                                            No                   1                      D                               A                                        CT              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-22): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reviewer Comment (2026-05-22): XXXXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-20): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            27935436        36840574                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                        Require Home Equity Line of Credit Adjustable Rate Rider in file.                                                                                                                                                                                                                                                                       Reviewer Comment (2026-05-26): XXXXX                                              2026-05-26 12:40:57                                            No                   1                                                      A                                        CT              Investment   Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            20310407        36840579                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Security Instrument - Subject Lien not provided                                                                                                   Security Instrument - Subject Lien is missing.                                                                                                                                                                                                                                                                                          Reviewer Comment (2026-05-26): XXXXX                                              2026-05-26 03:03:13                                            No                   1                      D                               A                                        CA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-21): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29060801        36840618                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                        Home Equity Line of Credit Adjustable Rate Rider is missing.                                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-28): XXXXX                                              2026-05-28 03:42:04                                            No                   1                      C                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            29060801        36840619                                         Compliance      Compliance                         Federal Compliance                        TILA                                                                              Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or    Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures  Fee amounts showing variance in disclosures and HELOC Agreement.                                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-28): XXXXX                                              2026-05-28 03:43:05                                            No                   1                      A                               A                                        NC              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          more fee documents in file containing higher amounts than that reflected on       containing higher amounts than that reflected on HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                          HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-26): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            23826273        36840621                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                No appraisal or hybrid interior appraisal was provided with an effective date                                                                                                                                                                                                                                                           Reviewer Comment (2026-05-20): XXXXX                                                                                        2026-05-20 19:53:36  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     between application date and note date.
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            23826273        36840624                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                        Home Equity Line of Credit Adjustable Rate Rider is missing.                                                                                                                                                                                                                                                                            Reviewer Comment (2026-05-26): XXXXX                                              2026-05-26 11:45:01                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-22): XXXXX
[redacted]                        [redacted]        [redacted]      [redacted]            28226793        36840656                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                                                                                                                                                                                                                                                                                                                                                        Reviewer Comment (2026-05-21): XXXXX                                                                                        2026-05-21 15:21:01  No                   2                      A                               A                                        VA              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:
                                                                                                                                                                                                                                                                                                                                          371
[redacted]                        [redacted]        [redacted]      [redacted]            21796567        36840677                                         Property        Property - Appraisal               Appraisal Documentation                   Property - Appraisal                                                              Loan is to be securitized. No appraisal or hybrid interior appraisal was          Note Date: ___; Lien Position: ___                                                VM provided as a primary valuation on a 2nd lien. Rating is a B for XXX per                                                                                                                                                                                                                                                             Reviewer Comment (2026-05-26): XXXXX                                                                                        2026-05-26 11:37:46  No                   2                      A                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No
                                                                                                                                                                                                                                                                                                                                          provided with an effective date between application date and note date. Sec ID:                                                                                     XX/XX/XX Securitization Bulletin. XXX expects an origination valuation to be
                                                                                                                                                                                                                                                                                                                                          371                                                                                                                                                                 conducted that meets industry standards. If the initial product is not an appraisal but has a supporting valuation the loan will receive a grade of "B"
[redacted]                        [redacted]        [redacted]      [redacted]            21796567        36840678                                         Credit          Loan Package Documentation         Closing / Title                           Missing Document                                                                  Missing Document: Rider - Other not provided                                                                                                                        Home Equity Line of Credit Adjustable-Rate Rider was not found in file.                                                                                                                                                                                                                                                                 Reviewer Comment (2026-05-28): XXXXX                                              2026-05-28 03:26:08                                            No                   1                      C                               A                                        IL              Primary      Refinance - Cash-out - Other                                                                                                                         Exempt from ATR    No

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Buyer Comment (2026-05-27): XXXXX